NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
Lord Abbett Funds Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 13, 2016 to December 31, 2016 and the year ended December 31, 2017
Pimco Funds Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 3, 2016 to December 31, 2016 and the year ended December 31, 2017
Fidelity Investments VIP Balanced Portfolio - Service Class 2 (FB2)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 3, 2016 to December 31, 2016 and the year ended December 31, 2017
Fidelity Investments VIP Growth & Income Portfolio - Service Class 2 (FGI2)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 3, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT Growth Opportunities Fund: Class IB (PVGOB)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	November 18, 2016 to December 31, 2016 and the year ended December 31, 2017
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

	Statement of Operations	May 22, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 22, 2017 to December 31, 2017
Putnam Investments VT Equity Income Fund: Class IB (PVEIB)

	Statement of Operations	May 12, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 12, 2017 to December 31, 2017
Neuberger & Berman Management, Inc. Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)

	Statement of Changes in Contract Owners’ Equity	January 27, 2016 to December 31, 2016
Fidelity Investments VIP Contrafund(R) Portfolio - Service Class 2 (FC2)

	Statement of Changes in Contract Owners’ Equity	January 11, 2016 to December 31, 2016

Invesco Investments Van Kampen V.I. Value Opportunities Fund - Series II Shares (AVBV2)

Statement of Operations	March 13, 2017 to December 31, 2017
Statements of Changes in Contract Owners’ Equity	January 27, 2016 to December 31, 2016 and March 13, 2017 to December 31, 2017
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

Statement of Operations	January 30, 2017 to December 31, 2017

Statements of Changes in Contract Owners’ Equity	January 5, 2016 to December 31, 2016 and January 30, 2017 to December 31, 2017
T. Rowe Price Equity Income Portfolio - II (TREI2)

Statement of Operations	March 31, 2017 to December 31, 2017

Statements of Changes in Contract Owners’ Equity	January 12, 2016 to December 31, 2016 and March 31, 2017 to December 31, 2017
Neuberger & Berman Management, Inc. Guardian Portfolio - I Class Shares (AMGP)

Statement of Operations	December 22, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	December 22, 2017 to December 31, 2017
Oppenheimer Funds Capital Appreciation Fund/VA - Service Shares (OVCAFS)

Statement of Operations	January 3, 2017 to December 31, 2017

Statements of Changes in Contract Owners’ Equity	May 11, 2016 to December 31, 2016 and January 3, 2017 to December 31, 2017
Oppenheimer Funds Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Statement of Operations	January 12, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	January 12, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

RATIONAL FUNDS

VA Situs Fund (HVSIT)

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DELAWARE FUNDS BY MACQUARIE

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class II (GVEX2)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Structured Small Cap Equity Fund - Service Shares (GVSSCS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

PUTNAM INVESTMENTS

VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Omega Growth Fund - Class 2 (WFVOG2)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VA Situs Fund (HVSIT)
1,551,252 shares (cost $26,014,191)	$21,345,223
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
15,915 shares (cost $293,312)	376,223
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
40,413 shares (cost $476,121)	474,043
VPS Growth and Income Portfolio - Class B (ALVGIB)
141,330 shares (cost $3,160,038)	4,646,939
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
4,124 shares (cost $48,517)	53,897
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,389,813 shares (cost $16,446,735)	18,039,769
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
42,380 shares (cost $821,724)	918,788
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
5,338,758 shares (cost $105,650,415)	114,676,520
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2,686 shares (cost $24,896)	25,600
VP Inflation Protection Fund - Class I (ACVIP1)
113,679 shares (cost $1,158,975)	1,162,932
VP Balanced Fund - Class I (ACVB)
3,910,375 shares (cost $26,443,041)	29,445,124
VP Capital Appreciation Fund - Class I (ACVCA)
2,182 shares (cost $31,030)	32,797
VP Income & Growth Fund - Class I (ACVIG)
1,373,783 shares (cost $11,364,102)	14,713,214
VP Income & Growth Fund - Class II (ACVIG2)
344,607 shares (cost $2,892,708)	3,694,188
VP Inflation Protection Fund - Class II (ACVIP2)
22,454,714 shares (cost $243,692,668)	229,262,626
VP International Fund - Class I (ACVI)
658 shares (cost $7,140)	8,011
VP Mid Cap Value Fund - Class I (ACVMV1)
569,085 shares (cost $11,179,613)	12,946,684
VP Mid Cap Value Fund - Class II (ACVMV2)
7,838,189 shares (cost $145,593,983)	178,397,175
Growth Fund - Class 1 (AFGF)
138,394 shares (cost $8,925,832)	10,773,938
High-Income Bond Fund - Class 1 (AFHY)
74,897 shares (cost $761,448)	763,205
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
59,651,395 shares (cost $705,487,804)	808,276,398
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
56,673 shares (cost $693,749)	684,609
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
4,207,618 shares (cost $31,075,339)	31,052,222
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
21,081,571 shares (cost $248,219,488)	247,919,275
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
19,864,959 shares (cost $211,446,587)	240,763,307
Global Allocation V.I. Fund - Class III (MLVGA3)
25,334,503 shares (cost $371,928,042)	375,964,025
Money Market Portfolio(TM) (CHSMM)
4,939,548 shares (cost $4,939,548)	4,939,548
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
259,047 shares (cost $1,747,103)	1,756,339
VIP Value Series: Service Class (DWVVLS)
49,599 shares (cost $1,431,350)	1,560,371

VIP Small Cap Value Series: Service Class (DWVSVS)
1,430,591 shares (cost $53,099,716)	60,828,747
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
1,593,414 shares (cost $31,307,568)	35,772,148
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,004,155 shares (cost $63,648,777)	80,563,606
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,364,290 shares (cost $138,270,734)	233,402,203
Stock Index Fund, Inc. - Service Shares (DSIFS)
2,761,063 shares (cost $104,291,741)	147,827,320
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
945,665 shares (cost $30,230,996)	38,081,936
Appreciation Portfolio - Initial Shares (DCAP)
586,638 shares (cost $24,064,862)	26,228,603
Appreciation Portfolio - Service Shares (DCAPS)
2,335,735 shares (cost $97,068,576)	103,566,480
Opportunistic Small Cap Portfolio - Service Shares (DVDLS)
16,882 shares (cost $756,239)	995,879
Growth and Income Portfolio - Initial Shares (DGI)
431,466 shares (cost $9,881,058)	14,117,583
Floating-Rate Income Fund (ETVFR)
6,027,231 shares (cost $54,819,853)	55,872,429
Managed Tail Risk Fund II - Service Shares (FCA2S)
118,015 shares (cost $690,150)	618,399
Quality Bond Fund II - Primary Shares (FQB)
546,395 shares (cost $6,151,601)	6,037,666
Quality Bond Fund II - Service Shares (FQBS)
1,732,573 shares (cost $19,368,081)	19,075,634
Equity-Income Portfolio - Initial Class (FEIP)
12,868,605 shares (cost $267,629,702)	307,430,978
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
444,557 shares (cost $5,039,586)	6,392,733
High Income Portfolio - Initial Class (FHIP)
8,047,082 shares (cost $44,742,508)	43,856,598
VIP Asset Manager Portfolio - Initial Class (FAMP)
6,739,153 shares (cost $98,103,894)	102,637,303
VIP Balanced Portfolio - Service Class 2 (FB2)
16,837,853 shares (cost $287,429,931)	308,637,846
VIP Energy Portfolio - Service Class 2 (FNRS2)
4,470,373 shares (cost $90,390,687)	88,289,868
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
13,334,294 shares (cost $277,564,625)	310,955,743
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
366,020 shares (cost $4,548,518)	4,908,332
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
19,088,674 shares (cost $220,429,149)	254,833,795
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
676,945 shares (cost $8,500,234)	9,470,456
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
33,464,429 shares (cost $370,679,259)	466,494,134
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
914,874 shares (cost $11,107,763)	13,393,748
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
4,869,312 shares (cost $63,564,904)	71,091,961
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
11,904,100 shares (cost $238,331,078)	264,509,103
VIP Growth Portfolio - Initial Class (FGP)
5,234,691 shares (cost $184,340,922)	387,628,903
VIP Growth Portfolio - Service Class 2 (FG2)
4,990,860 shares (cost $296,973,904)	363,634,028
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,092,101 shares (cost $14,014,785)	13,826,003
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
46,689,723 shares (cost $588,039,576)	583,154,642
VIP Mid Cap Portfolio - Service Class (FMCS)
508,350 shares (cost $16,708,408)	19,622,297

VIP Mid Cap Portfolio - Service Class 2 (FMC2)
7,558,129 shares (cost $237,662,188)	285,621,686
VIP Overseas Portfolio - Initial Class (FOP)
2,616,033 shares (cost $49,358,610)	59,828,680
VIP Overseas Portfolio - Service Class 2 (FO2)
4,475,353 shares (cost $89,409,097)	101,411,490
VIP Value Strategies Portfolio - Service Class (FVSS)
326,344 shares (cost $3,965,593)	4,643,873
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
114,648 shares (cost $2,215,457)	2,194,361
Franklin Income Securities Fund - Class 2 (FTVIS2)
16,359,634 shares (cost $252,977,301)	264,535,285
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,298,281 shares (cost $28,357,116)	36,949,069
Small Cap Value Securities Fund - Class 2 (FTVSV2)
4,928,688 shares (cost $89,705,768)	97,588,024
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
56,536 shares (cost $1,163,467)	1,119,417
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,446,710 shares (cost $12,749,327)	14,799,843
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,425,129 shares (cost $39,682,106)	37,516,743
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,162,431 shares (cost $128,969,891)	118,251,731
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
13,678,411 shares (cost $98,714,970)	101,083,457
Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)
53,194 shares (cost $570,862)	574,496
VI American Franchise Fund - Series II Shares (ACEG2)
91,174 shares (cost $5,042,550)	5,543,393
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
1,095,147 shares (cost $15,200,637)	15,452,520
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,054,286 shares (cost $15,264,717)	16,890,201
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
15,019 shares (cost $177,895)	169,865
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,234,155 shares (cost $13,071,298)	14,600,059
Balanced Portfolio: Service Shares (JABS)
273,970 shares (cost $8,256,086)	10,161,534
Enterprise Portfolio: Service Shares (JAMGS)
10,532 shares (cost $636,636)	702,181
Flexible Bond Portfolio: Service Shares (JAFBS)
4,403,405 shares (cost $56,679,217)	56,055,344
Forty Portfolio: Service Shares (JACAS)
3,636,111 shares (cost $125,673,399)	137,590,423
Global Technology Portfolio: Service Shares (JAGTS)
10,611,843 shares (cost $94,582,173)	122,672,906
Overseas Portfolio: Service Shares (JAIGS)
1,482,020 shares (cost $47,432,223)	45,557,286
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2,056,676 shares (cost $39,350,992)	48,516,980
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
1,629,418 shares (cost $27,538,806)	27,146,104
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
338,240 shares (cost $5,728,508)	6,216,852
New Discovery Series - Service Class (MNDSC)
2,054,274 shares (cost $33,386,664)	38,147,871
Utilities Series - Service Class (MVUSC)
6,323 shares (cost $191,625)	183,228
Value Series - Service Class (MVFSC)
20,562,707 shares (cost $305,935,662)	422,563,623
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
10,770,142 shares (cost $227,630,045)	299,409,948

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
1,685,920 shares (cost $13,008,520)	13,234,472
Core Plus Fixed Income Portfolio - Class I (MSVFI)
221,905 shares (cost $2,374,275)	2,436,516
Core Plus Fixed Income Portfolio - Class II (MSVF2)
964,138 shares (cost $10,111,237)	10,547,665
Emerging Markets Debt Portfolio - Class I (MSEM)
216,094 shares (cost $1,655,554)	1,746,038
Emerging Markets Debt Portfolio - Class II (MSEMB)
87,185 shares (cost $703,863)	699,224
Global Real Estate Portfolio - Class II (VKVGR2)
19,480 shares (cost $204,018)	216,037
U.S. Real Estate Portfolio - Class I (MSVRE)
1,225 shares (cost $19,077)	26,612
U.S. Real Estate Portfolio - Class II (MSVREB)
124 shares (cost $1,957)	2,685
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
24,250,269 shares (cost $239,345,891)	269,662,991
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
129,371,762 shares (cost $1,310,622,829)	1,499,418,724
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,650,622 shares (cost $41,691,587)	44,583,457
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
11,131,435 shares (cost $178,958,276)	185,783,655
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
251,862,592 shares (cost $4,704,490,053)	6,679,395,950
American Funds NVIT Bond Fund - Class II (GVABD2)
244,292,220 shares (cost $2,766,115,228)	2,809,360,532
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
10,406,651 shares (cost $279,470,328)	329,890,836
American Funds NVIT Growth Fund - Class II (GVAGR2)
6,559,679 shares (cost $445,700,887)	575,808,606
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
54,930,658 shares (cost $2,556,905,313)	3,074,468,902
Federated NVIT High Income Bond Fund - Class I (HIBF)
9,958,898 shares (cost $63,936,296)	65,629,136
NVIT Emerging Markets Fund - Class I (GEM)
806,768 shares (cost $9,259,667)	11,036,581
NVIT Emerging Markets Fund - Class II (GEM2)
5,042,971 shares (cost $57,347,514)	68,130,535
NVIT International Equity Fund - Class I (GIG)
1,540,170 shares (cost $16,390,301)	18,189,404
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
4,506,940 shares (cost $45,723,977)	52,776,268
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
6,600,235 shares (cost $59,580,018)	77,948,771
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,440,167 shares (cost $35,146,541)	40,146,750
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
156,433 shares (cost $2,201,059)	2,205,702
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
8,507,531 shares (cost $99,725,435)	119,786,037
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
7,233,901 shares (cost $74,512,752)	73,930,463
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
201,813,373 shares (cost $2,160,527,005)	2,286,545,515
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
252,165,848 shares (cost $2,615,688,309)	2,776,345,988
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
68,568,614 shares (cost $721,746,236)	696,657,115
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
247,822,900 shares (cost $2,608,687,363)	2,738,443,050
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
37,645,687 shares (cost $374,540,394)	369,304,192

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
75,278,283 shares (cost $807,522,013)	819,027,714
NVIT Core Bond Fund - Class I (NVCBD1)
320,679 shares (cost $3,506,525)	3,463,334
NVIT Core Bond Fund - Class II (NVCBD2)
9,282,110 shares (cost $101,514,943)	99,875,500
NVIT Core Plus Bond Fund - Class II (NVLCP2)
6,236,600 shares (cost $71,176,486)	70,161,753
NVIT Nationwide Fund - Class I (TRF)
6,748,723 shares (cost $68,398,427)	128,968,091
NVIT Nationwide Fund - Class II (TRF2)
5,889,100 shares (cost $59,049,053)	112,128,469
NVIT Government Bond Fund - Class I (GBF)
18,893,204 shares (cost $210,224,458)	202,346,215
NVIT International Index Fund - Class II (GVIX2)
131,425 shares (cost $1,243,377)	1,362,881
NVIT International Index Fund - Class VIII (GVIX8)
7,861,167 shares (cost $73,156,241)	81,205,859
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
13,717,287 shares (cost $141,756,841)	186,555,098
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
99,460,943 shares (cost $1,412,954,004)	1,602,315,797
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
83,547,350 shares (cost $1,279,167,461)	1,551,474,281
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
66,321,915 shares (cost $684,172,530)	668,524,904
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
186,067,988 shares (cost $2,096,114,940)	2,422,605,209
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
59,004,982 shares (cost $617,032,537)	832,560,301
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
71,445,658 shares (cost $755,441,432)	812,337,126
NVIT Mid Cap Index Fund - Class I (MCIF)
9,273,130 shares (cost $208,612,740)	241,286,836
NVIT Money Market Fund - Class I (SAM)
518,254,091 shares (cost $518,254,091)	518,254,091
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,080,095 shares (cost $24,330,962)	25,023,543
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
9,382,135 shares (cost $89,088,039)	112,585,620
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
275,194 shares (cost $3,005,354)	3,175,733
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,169,733 shares (cost $53,004,434)	59,296,841
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
701,763 shares (cost $8,617,976)	9,550,996
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
8,975,800 shares (cost $101,318,280)	121,083,544
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
395,656 shares (cost $4,189,479)	4,296,821
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
8,216,193 shares (cost $86,344,483)	88,652,723
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
14,503,489 shares (cost $144,539,250)	178,392,917
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,704,657 shares (cost $122,177,096)	126,529,049
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
59,824 shares (cost $640,525)	676,012
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
24,438,643 shares (cost $261,583,146)	277,378,595
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
333,502 shares (cost $6,043,747)	6,439,923
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,924,147 shares (cost $33,133,403)	34,769,342

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,073,431 shares (cost $24,942,822)	31,806,428
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,845,510 shares (cost $40,348,529)	42,568,831
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,110,934 shares (cost $56,825,751)	70,431,546
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,149,074 shares (cost $43,197,237)	46,140,624
NVIT Multi-Sector Bond Fund - Class I (MSBF)
26,431,634 shares (cost $242,339,835)	244,756,928
NVIT Short Term Bond Fund - Class II (NVSTB2)
13,728,236 shares (cost $142,788,753)	140,439,858
NVIT Large Cap Growth Fund - Class I (NVOLG1)
19,144,163 shares (cost $328,263,090)	376,757,123
NVIT Large Cap Growth Fund - Class II (NVOLG2)
14,495,838 shares (cost $258,737,622)	283,538,582
Templeton NVIT International Value Fund - Class III (NVTIV3)
16,769,474 shares (cost $195,031,772)	214,313,876
Invesco NVIT Comstock Value Fund - Class I (EIF)
53,931 shares (cost $1,014,197)	1,084,015
Invesco NVIT Comstock Value Fund - Class II (EIF2)
10,459,771 shares (cost $141,507,275)	208,881,633
NVIT Real Estate Fund - Class I (NVRE1)
7,286,430 shares (cost $55,567,486)	47,070,336
NVIT Real Estate Fund - Class II (NVRE2)
14,546,817 shares (cost $107,162,826)	92,808,690
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
691,830 shares (cost $7,968,935)	8,938,438
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
768,535 shares (cost $9,428,059)	10,290,681
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
110,711,458 shares (cost $1,174,357,197)	1,251,039,479
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
53,670,833 shares (cost $567,191,712)	593,599,418
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
84,856,446 shares (cost $903,692,325)	1,019,974,485
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
39,665,376 shares (cost $420,700,798)	461,308,322
NVIT Small Cap Index Fund - Class II (NVSIX2)
6,441,895 shares (cost $82,351,221)	87,158,841
NVIT S&P 500 Index Fund - Class II (GVEX2)
35,318,638 shares (cost $519,372,567)	616,663,412
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
19,464,123 shares (cost $188,828,681)	216,246,404
Short Duration Bond Portfolio - I Class Shares (AMTB)
7,833,929 shares (cost $84,398,329)	81,942,897
Guardian Portfolio - I Class Shares (AMGP)
1 shares (cost $10)	10
International Portfolio - S Class Shares (AMINS)
18,210 shares (cost $222,244)	248,200
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
518 shares (cost $13,080)	14,402
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
128,782 shares (cost $2,892,387)	3,318,720
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
872 shares (cost $10,121)	14,564
Socially Responsive Portfolio - I Class Shares (AMSRS)
748,562 shares (cost $13,993,822)	19,170,676
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
959,448 shares (cost $11,011,180)	11,532,570
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
889,927 shares (cost $10,497,409)	11,186,384
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
678,486 shares (cost $8,124,528)	8,535,359

International Growth Fund/VA - Service Shares (OVIGS)
21,069,654 shares (cost $50,308,779)	56,888,065
Capital Income Fund/VA - Non-Service Shares (OVMS)
1,758,257 shares (cost $24,785,090)	27,991,450
Core Bond Fund/VA - Non-Service Shares (OVB)
2,411,860 shares (cost $18,756,637)	18,884,860
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,192,831 shares (cost $112,023,926)	151,404,037
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2,753,385 shares (cost $109,346,025)	129,078,690
International Growth Fund/VA - Non-Service Shares (OVIG)
459,391 shares (cost $1,081,536)	1,189,823
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
382,494 shares (cost $10,620,487)	12,335,416
Main Street Fund(R)/VA - Service Class (OVGIS)
6,381,606 shares (cost $155,194,742)	203,637,033
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
271,704 shares (cost $6,498,771)	7,007,245
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
4,038,526 shares (cost $96,924,098)	102,659,328
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
125,670 shares (cost $9,118,093)	10,582,636
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
345,236 shares (cost $1,754,294)	1,771,059
Global Strategic Income Fund/VA - Service Shares (OVSBS)
1,518,847 shares (cost $8,162,886)	8,004,326
All Asset Portfolio - Advisor Class (PMVAAD)
4,325,300 shares (cost $47,077,049)	47,448,542
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
1,664,223 shares (cost $17,299,225)	17,757,264
Low Duration Portfolio - Advisor Class (PMVLAD)
40,203,908 shares (cost $422,360,887)	411,688,014
Total Return Portfolio - Advisor Class (PMVTRD)
32,375,523 shares (cost $362,204,021)	354,188,220
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
13,189 shares (cost $124,596)	95,488
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
942,915 shares (cost $12,089,781)	12,389,900
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
17,382 shares (cost $132,749)	136,798
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)
2,380,138 shares (cost $24,618,913)	24,682,026
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)
12,524 shares (cost $137,304)	135,137
Real Return Portfolio - Advisor Class (PMVRA)
13,942 shares (cost $172,419)	173,163
Structured Small Cap Equity Fund - Service Shares (GVSSCS)
43,936 shares (cost $615,887)	595,329
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
830,184 shares (cost $9,592,785)	10,335,787
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
1,462 shares (cost $13,422)	12,921
VT Equity Income Fund: Class IB (PVEIB)
71,051 shares (cost $1,702,972)	1,896,345
VT Growth Opportunities Fund: Class IB (PVGOB)
166,438 shares (cost $1,367,865)	1,659,386
VT International Equity Fund: Class IB (PVTIGB)
326,824 shares (cost $4,421,329)	4,984,060
Small-Cap Portfolio - Investment Class (ROCSC)
43,198 shares (cost $437,859)	379,276
Variable Fund - Multi-Hedge Strategies (RVARS)
656,700 shares (cost $15,581,732)	16,305,851
Blue Chip Growth Portfolio - II (TRBCG2)
0 shares (cost $8)	9

Health Sciences Portfolio - II (TRHS2)
6,278,541 shares (cost $236,109,774)	255,724,972
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
1,399,802 shares (cost $29,870,827)	32,013,481
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
829,508 shares (cost $8,391,019)	7,382,622
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,343,113 shares (cost $17,316,356)	20,992,854
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
752,575 shares (cost $22,511,507)	17,858,606
Diversified Stock Fund Class A Shares (VYDS)
12,853 shares (cost $133,680)	191,641
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
1,815,657 shares (cost $9,612,819)	10,268,084
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
372,549 shares (cost $1,981,872)	2,069,212
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
947,936 shares (cost $5,037,696)	5,480,399
Variable Insurance Portfolios - Asset Strategy (WRASP)
18,840,854 shares (cost $204,400,058)	176,497,351
Variable Insurance Portfolios - High Income (WRHIP)
25,470,005 shares (cost $91,959,386)	92,644,595
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
6,999,906 shares (cost $70,727,687)	81,261,910
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
1,712 shares (cost $7,728)	8,836
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
351,180 shares (cost $1,756,235)	1,811,529
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,158,058 shares (cost $27,876,950)	27,829,786
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
8,995,966 shares (cost $50,069,709)	50,256,864
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,233,802 shares (cost $6,694,790)	6,562,097
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
1,393 shares (cost $32,039)	44,220
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,240 shares (cost $212,443)	277,925
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
8,339,937 shares (cost $77,785,434)	84,900,562
Advantage VT Omega Growth Fund - Class 2 (WFVOG2)
785 shares (cost $19,601)	21,919

Total Investments	$54,200,970,775

Accounts Receivable - VP International Fund - Class I (ACVI)	67
Accounts Receivable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	131,475
Accounts Receivable - BlackRock Total Return V.I. Fund -Class III (BRVTR3)	385,850
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	818
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	93
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	1,024
Accounts Receivable - NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,499
Accounts Receivable - NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,899
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	211
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	10
Accounts Receivable - Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	26
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	239
Accounts Payable - VP Capital Appreciation Fund - Class I (ACVCA)	(2,221)
Accounts Payable - U.S. Real Estate Portfolio - Class II (MSVREB)	(2)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(4,576)
Accounts Payable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	(2,575)
Accounts Payable - Guardian Portfolio - I Class Shares (AMGP)	(10)

Accounts Payable - Low Duration Portfolio - Advisor Class (PMVLAD)	(10,429)
Accounts Payable - Total Return Portfolio - Advisor Class (PMVTRD)	(15,464)
Accounts Payable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	(1,518)
Accounts Payable - Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)	(864)
Accounts Payable - Blue Chip Growth Portfolio - II (TRBCG2)	(9)
Accounts Payable - Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	(3)
Other Accounts Payable	(5,863)

$54,201,450,452

Contract Owners’ Equity:
Accumulation units	54,190,870,082
Contracts in payout (annuitization) period (note 1f)	10,580,370

Total Contract Owners’ Equity (note 5)	$54,201,450,452

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	HVSIT	ALMCS	ALVBWB	ALVGIB	ALVDAA	ALVDAB	ALVSVA
Reinvested dividends	$767,251,426	112,848	-	8,811	57,292	1,015	308,528	3,760
Mortality and expense risk charges (note 2)	(768,708,337)	(318,856)	(3,200)	(1,924)	(69,804)	(315)	(325,876)	(3,977)

Net investment income (loss)	(1,456,911)	(206,008)	(3,200)	6,887	(12,512)	700	(17,348)	(217)

Realized gain (loss) on investments	720,715,501	(1,681,715)	1,335	(19,918)	514,117	586	247,258	(6,575)
Change in unrealized gain (loss) on investments	3,687,801,202	2,377,022	68,609	77,828	(173,539)	5,896	1,831,295	67,433

Net gain (loss) on investments	4,408,516,703	695,307	69,944	57,910	340,578	6,482	2,078,553	60,858

Reinvested capital gains	1,849,952,351	2,522,637	8,801	4,010	396,884	-	-	40,438

Net increase (decrease) in contract owners’ equity resulting from operations	$6,257,012,143	3,011,936	75,545	68,807	724,950	7,182	2,061,205	101,079

Investment Activity:	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2
Reinvested dividends	$261,592	485	27,705	452,582	-	335,715	74,783	5,924,045
Mortality and expense risk charges (note 2)	(1,731,118)	(70)	(3,443)	(392,021)	(392)	(189,070)	(49,095)	(3,429,307)

Net investment income (loss)	(1,469,526)	415	24,262	60,561	(392)	146,645	25,688	2,494,738

Realized gain (loss) on investments	2,947,793	374	(1,900)	637,044	293	1,228,587	167,302	(3,056,072)
Change in unrealized gain (loss) on investments	4,683,968	(839)	5,372	1,665,289	4,111	762,937	330,033	5,311,553

Net gain (loss) on investments	7,631,761	(465)	3,472	2,302,333	4,404	1,991,524	497,335	2,255,481

Reinvested capital gains	5,325,261	-	-	1,097,174	7,322	332,631	83,500	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,487,496	(50)	27,734	3,460,068	11,334	2,470,800	606,523	4,750,219

Investment Activity:	ACVI	ACVMV1	ACVMV2	AFGF	AFHY	AVPAP2	AFGC	BRVHY3
Reinvested dividends	$57	206,340	2,449,329	78,181	52,550	6,044,825	10,764	1,303,960
Mortality and expense risk charges (note 2)	(105)	(167,878)	(2,807,284)	(151,663)	(11,047)	(12,139,302)	(9,140)	(405,845)

Net investment income (loss)	(48)	38,462	(357,955)	(73,482)	41,503	(6,094,477)	1,624	898,115

Realized gain (loss) on investments	17	694,245	12,212,707	801,472	292	8,009,903	983	646,520
Change in unrealized gain (loss) on investments	1,606	283,818	984,622	923,555	6,677	86,410,075	1,043	(395,002)

Net gain (loss) on investments	1,623	978,063	13,197,329	1,725,027	6,969	94,419,978	2,026	251,518

Reinvested capital gains	-	283,556	3,531,935	1,125,386	-	7,435,135	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,575	1,300,081	16,371,309	2,776,931	48,472	95,760,636	3,650	1,149,633

Investment Activity:	BRVTR3	BRVED3	MLVGA3	CHSMM	CLVHY2	DWVVLS	DWVSVS	DVMCSS
Reinvested dividends	$4,634,433	3,484,366	4,678,179	27,573	6,244	14,156	382,781	272,768
Mortality and expense risk charges (note 2)	(2,997,906)	(3,253,568)	(6,111,797)	(56,462)	(7,339)	(5,348)	(981,909)	(522,616)

Net investment income (loss)	1,636,527	230,798	(1,433,618)	(28,889)	(1,095)	8,808	(599,128)	(249,848)

Realized gain (loss) on investments	15,150	2,442,632	(1,239,742)	-	(3,272)	9,162	332,332	(562,654)
Change in unrealized gain (loss) on investments	1,442,049	16,016,638	39,393,065	-	9,236	117,206	3,718,699	4,388,443

Net gain (loss) on investments	1,457,199	18,459,270	38,153,323	-	5,964	126,368	4,051,031	3,825,789

Reinvested capital gains	-	12,195,132	4,317,965	-	-	32,955	2,039,549	500,330

Net increase (decrease) in contract owners’ equity resulting from operations	$3,093,726	30,885,200	41,037,670	(28,889)	4,869	168,131	5,491,452	4,076,271

Investment Activity:	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS	DGI
Reinvested dividends	$555,341	3,822,619	2,081,961	446,753	332,366	1,093,217	-	99,296
Mortality and expense risk charges (note 2)	(1,188,834)	(2,993,962)	(2,107,181)	(509,137)	(329,677)	(1,543,365)	(11,638)	(177,936)

Net investment income (loss)	(633,493)	828,657	(25,220)	(62,384)	2,689	(450,148)	(11,638)	(78,640)

Realized gain (loss) on investments	8,083,550	11,106,816	9,908,673	2,271,253	450,783	1,553,433	17,796	487,336
Change in unrealized gain (loss) on investments	(2,914,595)	23,609,744	12,238,057	208,497	2,019,971	8,044,569	168,356	1,246,440

Net gain (loss) on investments	5,168,955	34,716,560	22,146,730	2,479,750	2,470,754	9,598,002	186,152	1,733,776

Reinvested capital gains	3,634,362	5,377,670	3,445,090	2,568,222	3,215,408	13,373,262	9,603	587,668

Net increase (decrease) in contract owners’ equity resulting from operations	$8,169,824	40,922,887	25,566,600	4,985,588	5,688,851	22,521,116	184,117	2,242,804

Investment Activity:	ETVFR	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP
Reinvested dividends	$1,677,405	8,090	202,857	556,400	5,097,516	75,308	2,370,571	1,885,709
Mortality and expense risk charges (note 2)	(816,686)	(9,002)	(81,937)	(280,834)	(4,074,964)	(86,674)	(618,096)	(1,364,329)

Net investment income (loss)	860,719	(912)	120,920	275,566	1,022,552	(11,366)	1,752,475	521,380

Realized gain (loss) on investments	267,561	(9,577)	(24,488)	14,125	(5,348,009)	408,437	976,071	19,791
Change in unrealized gain (loss) on investments	(228,945)	62,948	66,683	130,889	30,975,742	(873,156)	(217,959)	178,325

Net gain (loss) on investments	38,616	53,371	42,195	145,014	25,627,733	(464,719)	758,112	198,116

Reinvested capital gains	-	-	-	-	6,368,540	1,465,167	-	11,536,360

Net increase (decrease) in contract owners’ equity resulting from operations	$899,335	52,459	163,115	420,580	33,018,825	989,082	2,510,587	12,255,856

Investment Activity:	FB2	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S
Reinvested dividends	$3,342,878	1,200,344	4,515,684	68,776	3,226,798	130,002	5,732,109	165,056
Mortality and expense risk charges (note 2)	(2,984,712)	(1,381,619)	(4,726,086)	(63,506)	(3,644,901)	(123,801)	(6,692,943)	(155,366)

Net investment income (loss)	358,166	(181,275)	(210,402)	5,270	(418,103)	6,201	(960,834)	9,690

Realized gain (loss) on investments	388,960	(3,517,049)	12,579,307	98,092	5,156,643	502,981	13,129,921	242,883
Change in unrealized gain (loss) on investments	20,629,995	(1,860,143)	12,745,746	320,905	16,141,894	545,844	37,267,157	1,397,908

Net gain (loss) on investments	21,018,955	(5,377,192)	25,325,053	418,997	21,298,537	1,048,825	50,397,078	1,640,791

Reinvested capital gains	5,165,714	44,293	6,420,169	98,562	5,002,048	269,572	12,796,145	413,331

Net increase (decrease) in contract owners’ equity resulting from operations	$26,542,835	(5,514,174)	31,534,820	522,829	25,882,482	1,324,598	62,232,389	2,063,812

Investment Activity:	FF30S2	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2
Reinvested dividends	$766,092	2,552,065	794,771	250,696	325,053	12,321,312	113,317	1,335,651
Mortality and expense risk charges (note 2)	(1,070,189)	(2,535,233)	(4,848,128)	(5,089,014)	(188,021)	(7,343,220)	(243,226)	(4,247,856)

Net investment income (loss)	(304,097)	16,832	(4,053,357)	(4,838,318)	137,032	4,978,092	(129,909)	(2,912,205)

Realized gain (loss) on investments	1,684,923	1,362,102	24,376,628	15,874,492	(38,443)	49,840	140,206	12,851,196
Change in unrealized gain (loss) on investments	7,374,038	22,152,210	56,782,685	53,907,843	228,369	4,531,188	2,398,325	24,638,560

Net gain (loss) on investments	9,058,961	23,514,312	81,159,313	69,782,335	189,926	4,581,028	2,538,531	37,489,756

Reinvested capital gains	2,291,086	3,537,375	26,274,071	22,095,764	64,864	1,966,219	857,988	12,883,237

Net increase (decrease) in contract owners’ equity resulting from operations	$11,045,950	27,068,519	103,380,027	87,039,781	391,822	11,525,339	3,266,610	47,460,788

Investment Activity:	FOP	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2
Reinvested dividends	$797,610	1,132,426	62,313	26,934	11,090,368	562,877	508,032	17,620
Mortality and expense risk charges (note 2)	(752,052)	(1,436,045)	(60,014)	(10,015)	(4,352,591)	(540,978)	(1,459,562)	(4,399)

Net investment income (loss)	45,558	(303,619)	2,299	16,919	6,737,777	21,899	(951,530)	13,221

Realized gain (loss) on investments	(798,318)	(48,565)	253,203	(2,235)	2,843,926	2,026,164	5,990,183	(11,915)
Change in unrealized gain (loss) on investments	14,803,954	22,550,842	(620,051)	(27,332)	10,641,248	3,006,154	(3,641,855)	17,905

Net gain (loss) on investments	14,005,636	22,502,277	(366,848)	(29,567)	13,485,174	5,032,318	2,348,328	5,990

Reinvested capital gains	52,068	88,127	1,105,620	47,857	-	1,340,716	6,948,289	56,102

Net increase (decrease) in contract owners’ equity resulting from operations	$14,103,262	22,286,785	741,071	35,209	20,222,951	6,394,933	8,345,087	75,313

Investment Activity:	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	ACEG2	IVMCC2	IVKMG2
Reinvested dividends	$129,506	1,007,363	-	2,685,224	12,024	-	47,693	-
Mortality and expense risk charges (note 2)	(188,299)	(579,557)	(1,869,670)	(1,667,423)	(2,262)	(77,944)	(254,745)	(258,710)

Net investment income (loss)	(58,793)	427,806	(1,869,670)	1,017,801	9,762	(77,944)	(207,052)	(258,710)

Realized gain (loss) on investments	(281,905)	(1,521,452)	(1,282,898)	986,395	(21,514)	220,063	(173,851)	1,071,689
Change in unrealized gain (loss) on investments	4,379,801	6,576,105	3,171,964	3,266,244	31,023	520,246	1,885,366	1,250,082

Net gain (loss) on investments	4,097,896	5,054,653	1,889,066	4,252,639	9,509	740,309	1,711,515	2,321,771

Reinvested capital gains	-	-	382,081	4,139,331	-	451,115	313,986	1,104,380

Net increase (decrease) in contract owners’ equity resulting from operations	$4,039,103	5,482,459	401,477	9,409,771	19,271	1,113,480	1,818,449	3,167,441

Investment Activity:	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS
Reinvested dividends	$6,505	117,122	132,896	1,959	1,372,474	-	429,515	712,895
Mortality and expense risk charges (note 2)	(808)	(191,842)	(118,799)	(1,839)	(818,968)	(2,006,332)	(1,591,195)	(682,122)

Net investment income (loss)	5,697	(74,720)	14,097	120	553,506	(2,006,332)	(1,161,680)	30,773

Realized gain (loss) on investments	(4,996)	476,581	198,911	(2,111)	(38,309)	(4,863,896)	3,665,166	(2,351,849)
Change in unrealized gain (loss) on investments	6,540	623,099	1,257,601	71,399	375,779	32,403,045	24,926,432	13,519,548

Net gain (loss) on investments	1,544	1,099,680	1,456,512	69,288	337,470	27,539,149	28,591,598	11,167,699

Reinvested capital gains	8,821	653,180	18,437	22,780	-	7,622,810	5,498,162	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,062	1,678,140	1,489,046	92,188	890,976	33,155,627	32,928,080	11,198,472

Investment Activity:	LZREMS	LOVTRC	M2IGSS	MNDSC	MVUSC	MVFSC	MVIVSC	MSGI2
Reinvested dividends	$776,669	634,628	25,071	-	6,790	6,980,770	3,529,171	282,037
Mortality and expense risk charges (note 2)	(670,349)	(292,879)	(91,696)	(484,938)	(865)	(6,280,562)	(4,171,565)	(195,657)

Net investment income (loss)	106,320	341,749	(66,625)	(484,938)	5,925	700,208	(642,394)	86,380

Realized gain (loss) on investments	658,270	(82,561)	(72,057)	(784,578)	(5,532)	24,622,547	8,494,585	(5,832)
Change in unrealized gain (loss) on investments	8,272,544	118,343	1,250,513	7,124,208	20,168	17,306,027	50,158,403	481,092

Net gain (loss) on investments	8,930,814	35,782	1,178,456	6,339,630	14,636	41,928,574	58,652,988	475,260

Reinvested capital gains	-	-	313,256	605,596	-	16,169,518	257,308	613,659

Net increase (decrease) in contract owners’ equity resulting from operations	$9,037,134	377,531	1,425,087	6,460,288	20,561	58,798,300	58,267,902	1,175,299

Investment Activity:	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE	MSVREB	NAMGI2
Reinvested dividends	$75,750	308,936	95,518	35,611	6,084	379	38	2,343,532
Mortality and expense risk charges (note 2)	(31,039)	(158,258)	(23,708)	(6,483)	(4,120)	(374)	(39)	(2,853,031)

Net investment income (loss)	44,711	150,678	71,810	29,128	1,964	5	(1)	(509,499)

Realized gain (loss) on investments	12,957	108,367	14,938	18,903	6,512	1,274	155	(20,023)
Change in unrealized gain (loss) on investments	54,664	194,022	55,417	1,970	12,002	(939)	(114)	36,356,376

Net gain (loss) on investments	67,621	302,389	70,355	20,873	18,514	335	41	36,336,353

Reinvested capital gains	-	-	-	-	-	-	-	250,869

Net increase (decrease) in contract owners’ equity resulting from operations	$112,332	453,067	142,165	50,001	20,478	340	40	36,077,723

Investment Activity:	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$26,047,013	740,258	2,822,029	70,461,426	32,885,154	2,154,111	1,600,264	39,547,295
Mortality and expense risk charges (note 2)	(18,502,744)	(605,351)	(2,777,947)	(95,626,349)	(38,312,624)	(4,677,353)	(8,124,370)	(42,094,546)

Net investment income (loss)	7,544,269	134,907	44,082	(25,164,923)	(5,427,470)	(2,523,242)	(6,524,106)	(2,547,251)

Realized gain (loss) on investments	597,454	1,156,720	4,221,995	63,719,828	1,421,598	11,564,938	19,500,576	94,071,612
Change in unrealized gain (loss) on investments	154,968,774	181,811	983,664	652,513,562	38,417,907	41,874,751	63,546,186	145,223,909

Net gain (loss) on investments	155,566,228	1,338,531	5,205,659	716,233,390	39,839,505	53,439,689	83,046,762	239,295,521

Reinvested capital gains	15,239,276	1,628,404	6,830,745	141,948,822	7,435,690	24,035,364	39,086,580	279,886,157

Net increase (decrease) in contract owners’ equity resulting from operations	$178,349,773	3,101,842	12,080,486	833,017,289	41,847,725	74,951,811	115,609,236	516,634,427

Investment Activity:	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1
Reinvested dividends	$3,648,008	129,437	535,822	298,456	701,706	385,223	171,114	12,671
Mortality and expense risk charges (note 2)	(1,103,091)	(121,794)	(906,550)	(232,552)	(722,105)	(993,487)	(485,510)	(27,773)

Net investment income (loss)	2,544,917	7,643	(370,728)	65,904	(20,399)	(608,264)	(314,396)	(15,102)

Realized gain (loss) on investments	1,563,385	102,492	267,624	62,608	1,174,413	2,945,968	490,052	(28,673)
Change in unrealized gain (loss) on investments	(594,278)	2,925,748	17,812,475	3,854,846	8,773,063	11,646,608	5,592,992	193,467

Net gain (loss) on investments	969,107	3,028,240	18,080,099	3,917,454	9,947,476	14,592,576	6,083,044	164,794

Reinvested capital gains	-	-	-	-	-	1,527,858	677,596	185,986

Net increase (decrease) in contract owners’ equity resulting from operations	$3,514,024	3,035,883	17,709,371	3,983,358	9,927,077	15,512,170	6,446,244	335,678

Investment Activity:	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2
Reinvested dividends	$618,041	884,521	41,564,050	43,957,624	14,482,452	47,121,053	5,284,143	15,475,585
Mortality and expense risk charges (note 2)	(1,792,337)	(1,202,270)	(32,937,647)	(40,660,410)	(10,724,729)	(40,407,153)	(5,642,312)	(12,200,233)

Net investment income (loss)	(1,174,296)	(317,749)	8,626,403	3,297,214	3,757,723	6,713,900	(358,169)	3,275,352

Realized gain (loss) on investments	10,258,748	1,248,950	39,859,951	41,841,224	(1,642,979)	39,684,833	3,453,611	8,115,646
Change in unrealized gain (loss) on investments	(1,435,730)	5,738,071	68,628,464	135,953,914	16,586,935	103,001,685	23,396,173	20,510,203

Net gain (loss) on investments	8,823,018	6,987,021	108,488,415	177,795,138	14,943,956	142,686,518	26,849,784	28,625,849

Reinvested capital gains	10,582,509	4,858,858	104,446,870	176,519,613	14,653,561	162,989,937	27,965,620	33,317,810

Net increase (decrease) in contract owners’ equity resulting from operations	$18,231,231	11,528,130	221,561,688	357,611,965	33,355,240	312,390,355	54,457,235	65,219,011

Investment Activity:	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8
Reinvested dividends	$102,490	2,990,930	1,638,540	1,246,393	826,472	4,408,916	31,084	1,873,866
Mortality and expense risk charges (note 2)	(46,248)	(1,538,672)	(1,048,962)	(1,634,262)	(1,660,900)	(3,110,568)	(4,767)	(1,066,569)

Net investment income (loss)	56,242	1,452,258	589,578	(387,869)	(834,428)	1,298,348	26,317	807,297

Realized gain (loss) on investments	(17,267)	184,667	(430,054)	3,171,918	15,022,062	(3,952,023)	18,714	1,303,617
Change in unrealized gain (loss) on investments	64,944	1,026,816	1,350,537	18,811,471	4,652,507	4,016,670	137,198	11,336,940

Net gain (loss) on investments	47,677	1,211,483	920,483	21,983,389	19,674,569	64,647	155,912	12,640,557

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,919	2,663,741	1,510,061	21,595,520	18,840,141	1,362,995	182,229	13,447,854

Investment Activity:	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$2,750,539	28,580,413	25,063,765	12,907,876	41,517,947	13,083,654	14,867,600	2,462,828
Mortality and expense risk charges (note 2)	(2,957,139)	(22,714,344)	(22,425,029)	(10,163,749)	(35,724,825)	(12,251,526)	(12,096,084)	(3,373,349)

Net investment income (loss)	(206,600)	5,866,069	2,638,736	2,744,127	5,793,122	832,128	2,771,516	(910,521)

Realized gain (loss) on investments	7,814,835	18,577,696	33,710,891	(93,569)	17,321,998	16,014,926	966,137	8,142,863
Change in unrealized gain (loss) on investments	6,920,957	79,545,096	94,874,082	10,797,435	90,438,625	46,423,546	22,037,547	8,504,743

Net gain (loss) on investments	14,735,792	98,122,792	128,584,973	10,703,866	107,760,623	62,438,472	23,003,684	16,647,606

Reinvested capital gains	13,088,003	37,319,326	55,312,340	14,022,699	141,481,794	52,403,736	34,166,181	13,368,103

Net increase (decrease) in contract owners’ equity resulting from operations	$27,617,195	141,308,187	186,536,049	27,470,692	255,035,539	115,674,336	59,941,381	29,105,188

Investment Activity:	SAM	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$2,212,069	295,252	1,070,665	82,268	1,383,138	31,295	112,837	61,041
Mortality and expense risk charges (note 2)	(7,909,086)	(322,123)	(1,706,526)	(40,927)	(872,010)	(120,225)	(1,763,869)	(56,202)

Net investment income (loss)	(5,697,017)	(26,871)	(635,861)	41,341	511,128	(88,930)	(1,651,032)	4,839

Realized gain (loss) on investments	-	(302,268)	5,627,863	(41,839)	(787,169)	257,247	5,950,549	(120,460)
Change in unrealized gain (loss) on investments	-	5,523,835	18,817,170	594,117	11,079,223	1,730,187	18,675,297	402,275

Net gain (loss) on investments	-	5,221,567	24,445,033	552,278	10,292,054	1,987,434	24,625,846	281,815

Reinvested capital gains	-	-	-	-	-	384,425	4,906,145	220,169

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,697,017)	5,194,696	23,809,172	593,619	10,803,182	2,282,929	27,880,959	506,823

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF
Reinvested dividends	$968,460	-	-	8,233	3,026,779	-	-	157,909
Mortality and expense risk charges (note 2)	(1,271,842)	(2,237,464)	(1,754,222)	(2,553)	(3,859,299)	(77,350)	(500,876)	(417,586)

Net investment income (loss)	(303,382)	(2,237,464)	(1,754,222)	5,680	(832,520)	(77,350)	(500,876)	(259,677)

Realized gain (loss) on investments	(184,050)	7,328,335	1,058,426	(4,603)	7,053,790	(362,488)	(1,420,987)	1,424,140
Change in unrealized gain (loss) on investments	6,406,173	25,532,149	20,517,595	41,305	11,583,847	1,632,695	8,098,689	(356,694)

Net gain (loss) on investments	6,222,123	32,860,484	21,576,021	36,702	18,637,637	1,270,207	6,677,702	1,067,446

Reinvested capital gains	4,199,587	8,469,406	6,080,142	33,050	14,016,904	46,948	260,704	1,490,780

Net increase (decrease) in contract owners’ equity resulting from operations	$10,118,328	39,092,426	25,901,941	75,432	31,822,021	1,239,805	6,437,530	2,298,549

Investment Activity:	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3
Reinvested dividends	$117,085	-	-	11,348,587	2,340,616	1,695,289	623,688	4,123,731
Mortality and expense risk charges (note 2)	(644,445)	(918,272)	(666,458)	(3,624,882)	(2,181,930)	(4,751,678)	(3,994,441)	(3,211,321)

Net investment income (loss)	(527,360)	(918,272)	(666,458)	7,723,705	158,686	(3,056,389)	(3,370,753)	912,410

Realized gain (loss) on investments	1,086,245	2,763,459	1,932,693	1,219,592	(373,471)	6,966,638	5,946,275	(1,387,498)
Change in unrealized gain (loss) on investments	255,890	1,335,843	437,589	1,856,964	242,531	68,840,000	50,495,293	40,349,225

Net gain (loss) on investments	1,342,135	4,099,302	2,370,282	3,076,556	(130,940)	75,806,638	56,441,568	38,961,727

Reinvested capital gains	1,985,269	4,680,326	3,193,168	-	-	8,565,388	6,339,638	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,800,044	7,861,356	4,896,992	10,800,261	27,746	81,315,637	59,410,453	39,874,137

Investment Activity:	EIF	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2
Reinvested dividends	$19,886	5,388,906	1,031,772	1,837,004	113,190	152,742	19,076,115	9,516,256
Mortality and expense risk charges (note 2)	(1,911)	(2,650,469)	(650,414)	(1,498,106)	(140,608)	(102,837)	(17,107,550)	(8,287,816)

Net investment income (loss)	17,975	2,738,437	381,358	338,898	(27,418)	49,905	1,968,565	1,228,440

Realized gain (loss) on investments	3,520	8,960,328	(3,058,004)	(5,747,339)	30,547	50,211	2,206,702	816,978
Change in unrealized gain (loss) on investments	52,321	14,406,705	4,347,221	7,982,970	751,543	741,508	119,777,312	48,184,895

Net gain (loss) on investments	55,841	23,367,033	1,289,217	2,235,631	782,090	791,719	121,984,014	49,001,873

Reinvested capital gains	-	-	762,632	1,546,375	141,849	92,335	45,837,542	18,193,860

Net increase (decrease) in contract owners’ equity resulting from operations	$73,816	26,105,470	2,433,207	4,120,904	896,521	933,959	169,790,121	68,424,173

Investment Activity:	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMINS	AMCG
Reinvested dividends	$15,927,041	7,680,746	706,594	8,859,598	2,374,758	1,230,095	1,544	-
Mortality and expense risk charges (note 2)	(13,575,778)	(6,371,821)	(1,118,680)	(8,550,516)	(2,563,001)	(1,261,810)	(2,360)	(188)

Net investment income (loss)	2,351,263	1,308,925	(412,086)	309,082	(188,243)	(31,715)	(816)	(188)

Realized gain (loss) on investments	2,385,867	1,743,905	(257,187)	5,816,443	503,612	(407,217)	2,147	211
Change in unrealized gain (loss) on investments	116,160,409	43,109,598	6,379,416	72,015,228	26,345,510	(39,934)	25,059	1,786

Net gain (loss) on investments	118,546,276	44,853,503	6,122,229	77,831,671	26,849,122	(447,151)	27,206	1,997

Reinvested capital gains	9,757,265	4,064,369	2,855,511	13,426,422	-	-	-	175

Net increase (decrease) in contract owners’ equity resulting from operations	$130,654,804	50,226,797	8,565,654	91,567,175	26,660,879	(478,866)	26,390	1,984

Investment Activity:	AMMCGS	AMTP	AMSRS	NOTB4	NOTG4	NOTMG4	OVIGS	OVMS
Reinvested dividends	$-	81	97,388	136,447	135,385	102,519	542,701	565,924
Mortality and expense risk charges (note 2)	(42,627)	(198)	(268,437)	(217,801)	(174,118)	(145,951)	(795,590)	(385,949)

Net investment income (loss)	(42,627)	(117)	(171,049)	(81,354)	(38,733)	(43,432)	(252,889)	179,975

Realized gain (loss) on investments	25,949	274	1,799,817	29,813	(8,039)	(14,720)	576,816	(152,876)
Change in unrealized gain (loss) on investments	533,826	1,012	699,387	954,511	1,556,488	973,713	9,868,542	2,149,575

Net gain (loss) on investments	559,775	1,286	2,499,204	984,324	1,548,449	958,993	10,445,358	1,996,699

Reinvested capital gains	59,030	381	700,941	18,153	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$576,178	1,550	3,029,096	921,123	1,509,716	915,561	10,192,469	2,176,674

Investment Activity:	OVB	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS
Reinvested dividends	$477,881	1,304,427	827,362	10,971	157,808	2,107,067	63,278	640,180
Mortality and expense risk charges (note 2)	(265,133)	(1,866,155)	(1,748,113)	(3,904)	(162,412)	(3,144,061)	(96,001)	(1,554,224)

Net investment income (loss)	212,748	(561,728)	(920,751)	7,067	(4,604)	(1,036,994)	(32,723)	(914,044)

Realized gain (loss) on investments	(834,800)	4,039,985	319,734	5,639	830,392	18,097,169	(124,306)	2,644,829
Change in unrealized gain (loss) on investments	1,255,050	37,978,605	33,761,052	171,863	762,963	7,678,236	634,448	4,278,637

Net gain (loss) on investments	420,250	42,018,590	34,080,786	177,502	1,593,355	25,775,405	510,142	6,923,466

Reinvested capital gains	-	-	-	-	211,724	3,455,936	388,436	5,338,915

Net increase (decrease) in contract owners’ equity resulting from operations	$632,998	41,456,862	33,160,035	184,569	1,800,475	28,194,347	865,855	11,348,337

Investment Activity:	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD
Reinvested dividends	$2,928	44,661	162,757	2,062,770	261,411	5,178,973	6,616,247	9,511
Mortality and expense risk charges (note 2)	(127,859)	(24,930)	(121,371)	(746,123)	(283,213)	(6,307,887)	(5,343,920)	(369)

Net investment income (loss)	(124,931)	19,731	41,386	1,316,647	(21,802)	(1,128,914)	1,272,327	9,142

Realized gain (loss) on investments	575,373	(27,469)	(180,139)	(497,387)	(291,357)	(1,160,077)	(1,128,989)	(1,476)
Change in unrealized gain (loss) on investments	897,749	97,107	501,230	4,150,015	1,832,915	1,178,495	10,516,009	(5,744)

Net gain (loss) on investments	1,473,122	69,638	321,091	3,652,628	1,541,558	18,418	9,387,020	(7,220)

Reinvested capital gains	961,870	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,310,061	89,369	362,477	4,969,275	1,519,756	(1,110,496)	10,659,347	1,922

Investment Activity:	PMVEBD	PMVHYD	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA
Reinvested dividends	$483,096	8,070	281,406	6,338	3,616	1,685	30,199	58
Mortality and expense risk charges (note 2)	(157,832)	(708)	(261,940)	(511)	(693)	(1,559)	(158,514)	(32)

Net investment income (loss)	325,264	7,362	19,466	5,827	2,923	126	(128,315)	26

Realized gain (loss) on investments	5,961	11,381	29,137	770	(4,247)	815	37,273	(1)
Change in unrealized gain (loss) on investments	357,795	(6,966)	76,351	(3,657)	6,441	(26,229)	845,169	(272)

Net gain (loss) on investments	363,756	4,415	105,488	(2,887)	2,194	(25,414)	882,442	(273)

Reinvested capital gains	-	-	-	-	-	62,884	256,448	-

Net increase (decrease) in contract owners’ equity resulting from operations	$689,020	11,777	124,954	2,940	5,117	37,596	1,010,575	(247)

Investment Activity:	PVEIB	PVGOB	PVTIGB	ROCSC	RVARS	TRBCG2	TREI2	TRHS2
Reinvested dividends	$-	1,215	53,137	3,433	-	-	-	-
Mortality and expense risk charges (note 2)	(16,222)	(19,301)	(51,047)	(1,451)	(267,963)	-	-	(3,830,082)

Net investment income (loss)	(16,222)	(18,086)	2,090	1,982	(267,963)	-	-	(3,830,082)

Realized gain (loss) on investments	9,780	44,927	78,678	(15,820)	104,753	91	(2)	8,672,366
Change in unrealized gain (loss) on investments	193,373	284,232	546,077	34,099	480,585	(12)	3	37,018,840

Net gain (loss) on investments	203,153	329,159	624,755	18,279	585,338	79	1	45,691,206

Reinvested capital gains	-	15,659	-	-	-	4	-	10,590,128

Net increase (decrease) in contract owners’ equity resulting from operations	$186,931	326,732	626,845	20,261	317,375	83	1	52,451,252

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	VYDS	WRPMAV	WRPMCV	WRPMMV
Reinvested dividends	$-	178,479	75,871	-	1,164	49,796	9,363	26,074
Mortality and expense risk charges (note 2)	(539,452)	(102,473)	(244,552)	(253,020)	(2,187)	(45,092)	(8,560)	(26,210)

Net investment income (loss)	(539,452)	76,006	(168,681)	(253,020)	(1,023)	4,704	803	(136)

Realized gain (loss) on investments	2,652,627	(384,033)	425,490	(1,089,868)	10,265	(11,652)	(7,633)	(1,273)
Change in unrealized gain (loss) on investments	(4,423,588)	1,091,016	6,909,610	509,124	26,829	1,196,095	179,561	567,765

Net gain (loss) on investments	(1,770,961)	706,983	7,335,100	(580,744)	37,094	1,184,443	171,928	566,492

Reinvested capital gains	-	-	-	-	2,524	316,533	46,122	153,374

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,310,413)	782,989	7,166,419	(833,764)	38,595	1,505,680	218,853	719,730

Investment Activity:	WRASP	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP
Reinvested dividends	$2,708,428	6,947,867	-	72	19,540	227,653	434,437	54,362
Mortality and expense risk charges (note 2)	(2,966,279)	(1,744,823)	(1,169,705)	(72)	(8,746)	(119,266)	(205,322)	(26,619)

Net investment income (loss)	(257,851)	5,203,044	(1,169,705)	-	10,794	108,387	229,115	27,743

Realized gain (loss) on investments	(8,568,751)	(4,571,604)	594,763	(6,256)	(224,943)	(5,424)	154,405	(45,087)
Change in unrealized gain (loss) on investments	35,405,323	4,411,584	14,491,094	9,242	316,369	2,205,496	4,185,923	479,389

Net gain (loss) on investments	26,836,572	(160,020)	15,085,857	2,986	91,426	2,200,072	4,340,328	434,302

Reinvested capital gains	-	-	2,114,920	555	110,252	1,612,031	3,133,677	315,145

Net increase (decrease) in contract owners’ equity resulting from operations	$26,578,721	5,043,024	16,031,072	3,541	212,472	3,920,490	7,703,120	777,190

Investment Activity:	SVDF	SVOF	WFVSCG	WFVOG2	PVGIB	FTVHI2
Reinvested dividends	$-	1,969	-	2	35,280	328,161
Mortality and expense risk charges (note 2)	(571)	(3,626)	(1,278,557)	(278)	(9,036)	(524)

Net investment income (loss)	(571)	(1,657)	(1,278,557)	(276)	26,244	327,637

Realized gain (loss) on investments	1,027	22,268	(513,503)	(24)	311,218	(318,537)
Change in unrealized gain (loss) on investments	6,955	6,122	16,247,830	5,111	(456,895)	(3,948)

Net gain (loss) on investments	7,982	28,390	15,734,327	5,087	(145,677)	(322,485)

Reinvested capital gains	2,066	23,668	2,229,287	595	194,812	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,477	50,401	16,685,057	5,406	75,379	5,152

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	Total		HVSIT		ALMCS		ALVBWB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,456,911)	168,755,049	(206,008)	(189,580)	(3,200)	(2,986)	6,887	7,149
Realized gain (loss) on investments	720,715,501	394,387,386	(1,681,715)	(855,877)	1,335	18,565	(19,918)	(2,635)
Change in unrealized gain (loss) on investments	3,687,801,202	(454,599,992)	2,377,022	(2,936,526)	68,609	(17,143)	77,828	(17,974)
Reinvested capital gains	1,849,952,351	2,459,945,835	2,522,637	5,814,485	8,801	-	4,010	34,097

Net increase (decrease) in contract owners’ equity resulting from operations	6,257,012,143	2,568,488,278	3,011,936	1,832,502	75,545	(1,564)	68,807	20,637

Equity transactions:
Purchase payments received from contract owners (note 3)	3,917,861,288	4,310,766,547	117,986	348,032	-	858	-	21,539
Transfers between funds	-	-	(1,604,922)	(798,742)	48,549	(73,261)	(16,976)	(11,987)
Redemptions (note 3)	(3,900,703,326)	(3,392,343,859)	(1,157,382)	(1,013,411)	(2,267)	(11,174)	(110,012)	(10,803)
Annuity benefits	(1,414,936)	(1,316,007)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(435,624,995)	(391,165,311)	(165,617)	(167,418)	-	(7)	(2,990)	(3,545)
Contingent deferred sales charges (note 2)	(16,334,484)	(17,157,826)	(7,488)	(8,459)	-	-	-	-
Adjustments to maintain reserves	(161,438)	(178,385)	(567)	(506)	(3)	8	(16)	-

Net equity transactions	(436,377,891)	508,605,159	(2,817,990)	(1,640,504)	46,279	(83,576)	(129,994)	(4,796)

Net change in contract owners’ equity	5,820,634,252	3,077,093,437	193,946	191,998	121,824	(85,140)	(61,187)	15,841
Contract owners’ equity beginning of period	48,380,816,200	45,303,722,763	21,151,245	20,959,247	254,416	339,556	535,226	519,385

Contract owners’ equity end of period	$54,201,450,452	48,380,816,200	21,345,191	21,151,245	376,240	254,416	474,039	535,226

CHANGES IN UNITS:
Beginning units	3,284,484,208	3,188,288,017	1,272,457	1,378,482	13,340	17,677	40,001	40,380
Units purchased	517,048,459	618,806,965	35,816	92,239	2,165	49	34	1,666
Units redeemed	(488,742,110)	(522,610,774)	(198,179)	(198,264)	(98)	(4,386)	(9,271)	(2,045)

Ending units	3,312,790,557	3,284,484,208	1,110,094	1,272,457	15,407	13,340	30,764	40,001

	ALVGIB		ALVDAA		ALVDAB		ALVSVA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(12,512)	(31,621)	700	325	(17,348)	(240,833)	(217)	122
Realized gain (loss) on investments	514,117	351,813	586	(831)	247,258	112,064	(6,575)	(9,282)
Change in unrealized gain (loss) on investments	(173,539)	(183,613)	5,896	3,683	1,831,295	393,087	67,433	85,016
Reinvested capital gains	396,884	305,098	-	21	-	4,249	40,438	17,789

Net increase (decrease) in contract owners’ equity resulting from operations	724,950	441,677	7,182	3,198	2,061,205	268,567	101,079	93,645

Equity transactions:
Purchase payments received from contract owners (note 3)	33,548	194,304	-	-	211,375	229,154	32,360	161,231
Transfers between funds	(390,738)	(345,482)	349	(38,520)	(1,002,773)	(1,075,058)	64,278	262,267
Redemptions (note 3)	(743,997)	(621,438)	(10,955)	-	(989,636)	(1,228,165)	(64,752)	(31,380)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(358)	(362)	-	-	(492)	(592)	(462)	(313)
Contingent deferred sales charges (note 2)	(27)	(33)	-	-	(4,726)	(17,684)	-	-
Adjustments to maintain reserves	(103)	(162)	(3)	1	(243)	(301)	(7)	(6)

Net equity transactions	(1,101,675)	(773,173)	(10,609)	(38,519)	(1,786,495)	(2,092,646)	31,417	391,799

Net change in contract owners’ equity	(376,725)	(331,496)	(3,427)	(35,321)	274,710	(1,824,079)	132,496	485,444
Contract owners’ equity beginning of period	5,023,652	5,355,148	57,330	92,651	17,765,025	19,589,104	786,301	300,857

Contract owners’ equity end of period	$4,646,927	5,023,652	53,903	57,330	18,039,735	17,765,025	918,797	786,301

CHANGES IN UNITS:
Beginning units	191,288	223,475	5,166	8,584	1,590,436	1,778,946	50,194	23,874
Units purchased	1,629	11,128	40	155	74,614	64,185	7,785	29,639
Units redeemed	(41,728)	(43,315)	(939)	(3,573)	(229,485)	(252,695)	(5,913)	(3,319)

Ending units	151,189	191,288	4,267	5,166	1,435,565	1,590,436	52,066	50,194

	ALVSVB		AAEIP3		ACVIP1		ACVB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,469,526)	(1,195,932)	415	922	24,262	7,251	60,561	75,375
Realized gain (loss) on investments	2,947,793	2,586,967	374	13,717	(1,900)	(4,745)	637,044	18,601
Change in unrealized gain (loss) on investments	4,683,968	13,240,775	(839)	2,007	5,372	10,550	1,665,289	168,467
Reinvested capital gains	5,325,261	5,678,716	-	-	-	3,121	1,097,174	1,367,577

Net increase (decrease) in contract owners’ equity resulting from operations	11,487,496	20,310,526	(50)	16,646	27,734	16,177	3,460,068	1,630,020

Equity transactions:
Purchase payments received from contract owners (note 3)	8,800,049	6,504,690	13,887	8,118	801,625	118,313	310,977	344,647
Transfers between funds	(8,780,721)	(237,280)	169	(14,717)	(13,535)	7,957	227,409	(124,347)
Redemptions (note 3)	(6,896,698)	(5,854,785)	(242)	(256)	(74,537)	(20,763)	(4,003,557)	(3,598,972)
Annuity benefits	-	-	-	-	-	-	(31,967)	(29,102)
Contract maintenance charges (note 2)	(540,834)	(533,069)	-	-	(1,012)	(1,692)	(11,905)	(13,115)
Contingent deferred sales charges (note 2)	(36,885)	(34,776)	-	-	-	-	(417)	(724)
Adjustments to maintain reserves	(1,097)	(954)	(7)	(2)	(15)	(14)	2,806	1,347

Net equity transactions	(7,456,186)	(156,174)	13,807	(6,857)	712,526	103,801	(3,506,654)	(3,420,266)

Net change in contract owners’ equity	4,031,310	20,154,352	13,757	9,789	740,260	119,978	(46,586)	(1,790,246)
Contract owners’ equity beginning of period	110,645,228	90,490,876	11,839	2,050	422,663	302,685	29,491,953	31,282,199

Contract owners’ equity end of period	$114,676,538	110,645,228	25,596	11,839	1,162,923	422,663	29,445,367	29,491,953

CHANGES IN UNITS:
Beginning units	2,879,199	2,884,800	1,359	330	44,469	33,187	849,906	952,327
Units purchased	439,901	722,704	1,731	6,096	87,886	23,144	28,639	36,285
Units redeemed	(632,976)	(728,305)	(115)	(5,067)	(14,249)	(11,862)	(124,562)	(138,706)

Ending units	2,686,124	2,879,199	2,975	1,359	118,106	44,469	753,983	849,906

	ACVCA		ACVIG		ACVIG2		ACVIP2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(392)	(712)	146,645	144,096	25,688	24,370	2,494,738	698,123
Realized gain (loss) on investments	293	269	1,228,587	970,817	167,302	330,602	(3,056,072)	(2,890,727)
Change in unrealized gain (loss) on investments	4,111	(4,306)	762,937	206,566	330,033	(52,138)	5,311,553	6,658,465
Reinvested capital gains	7,322	5,741	332,631	262,169	83,500	64,550	-	1,639,559

Net increase (decrease) in contract owners’ equity resulting from operations	11,334	992	2,470,800	1,583,648	606,523	367,384	4,750,219	6,105,420

Equity transactions:
Purchase payments received from contract owners (note 3)	(47)	-	142,899	217,186	11,252	56,728	11,424,151	10,398,384
Transfers between funds	-	-	(6,350)	(34,350)	(144,382)	(83,117)	14,168,812	4,505,855
Redemptions (note 3)	-	(130)	(1,885,313)	(1,796,087)	(199,380)	(536,196)	(19,130,168)	(17,826,827)
Annuity benefits	(3,455)	(10,263)	(2,354)	(2,093)	-	-	(1,429)	(1,471)
Contract maintenance charges (note 2)	-	2	(5,400)	(6,035)	(397)	(439)	(1,902,346)	(1,829,177)
Contingent deferred sales charges (note 2)	-	-	(231)	(678)	(4)	(1)	(90,448)	(80,848)
Adjustments to maintain reserves	(4,986)	(28,123)	(182)	(128)	(122)	(139)	(1,005)	(3,350)

Net equity transactions	(8,488)	(38,514)	(1,756,931)	(1,622,185)	(333,033)	(563,164)	4,467,567	(4,837,434)

Net change in contract owners’ equity	2,846	(37,522)	713,869	(38,537)	273,490	(195,780)	9,217,786	1,267,986
Contract owners’ equity beginning of period	27,730	65,252	13,999,271	14,037,808	3,420,647	3,616,427	220,044,720	218,776,734

Contract owners’ equity end of period	$30,576	27,730	14,713,140	13,999,271	3,694,137	3,420,647	229,262,506	220,044,720

CHANGES IN UNITS:
Beginning units	-	-	690,001	774,518	136,268	161,772	16,430,647	16,784,497
Units purchased	-	-	24,231	47,566	1,641	5,825	3,440,741	3,219,043
Units redeemed	-	-	(104,208)	(132,083)	(13,902)	(31,329)	(3,110,450)	(3,572,893)

Ending units	-	-	610,024	690,001	124,007	136,268	16,760,938	16,430,647

	ACVI		ACVMV1		ACVMV2		AFGF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(48)	(25)	38,462	47,021	(357,955)	(42,778)	(73,482)	(33,480)
Realized gain (loss) on investments	17	(171)	694,245	603,951	12,212,707	4,158,883	801,472	645,760
Change in unrealized gain (loss) on investments	1,606	(312)	283,818	900,493	984,622	18,160,704	923,555	(668,831)
Reinvested capital gains	-	-	283,556	420,724	3,531,935	6,532,819	1,125,386	937,493

Net increase (decrease) in contract owners’ equity resulting from operations	1,575	(508)	1,300,081	1,972,189	16,371,309	28,809,628	2,776,931	880,942

Equity transactions:
Purchase payments received from contract owners (note 3)	4	1	404,619	528,485	12,933,700	14,282,486	10,051	13,226
Transfers between funds	-	-	(70,523)	4,281,001	(17,658,881)	23,634,393	(4,704)	(39,994)
Redemptions (note 3)	(4)	(1)	(1,780,808)	(1,752,010)	(12,649,906)	(11,465,291)	(3,100,445)	(1,291,571)
Annuity benefits	(1,391)	(1,282)	(1,461)	(1,288)	(1,235)	-	(1,030)	(870)
Contract maintenance charges (note 2)	-	-	(4,121)	(3,308)	(798,486)	(713,257)	(2,373)	(2,540)
Contingent deferred sales charges (note 2)	-	-	(723)	(1,253)	(46,735)	(52,485)	(199)	(150)
Adjustments to maintain reserves	1,086	647	(35)	(63)	(1,194)	(2,192)	1,331	750

Net equity transactions	(305)	(635)	(1,453,052)	3,051,564	(18,222,737)	25,683,654	(3,097,369)	(1,321,149)

Net change in contract owners’ equity	1,270	(1,143)	(152,971)	5,023,753	(1,851,428)	54,493,282	(320,438)	(440,207)
Contract owners’ equity beginning of period	6,808	7,951	13,099,644	8,075,891	180,248,468	125,755,186	11,094,628	11,534,835

Contract owners’ equity end of period	$8,078	6,808	12,946,673	13,099,644	178,397,040	180,248,468	10,774,190	11,094,628

CHANGES IN UNITS:
Beginning units	-	-	576,317	424,721	6,722,132	5,648,494	82,124	92,503
Units purchased	-	-	123,377	314,259	1,066,031	2,753,791	285	193
Units redeemed	-	-	(182,184)	(162,663)	(1,743,473)	(1,680,153)	(19,595)	(10,572)

Ending units	-	-	517,510	576,317	6,044,690	6,722,132	62,814	82,124

	AFHY		AVPAP2		AFGC		BRVHY3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$41,503	40,719	(6,094,477)	(1,741,535)	1,624	2,109	898,115	308,849
Realized gain (loss) on investments	292	(10,424)	8,009,903	4,442,015	983	3,529	646,520	(60,046)
Change in unrealized gain (loss) on investments	6,677	92,050	86,410,075	14,995,042	1,043	(18,946)	(395,002)	634,463
Reinvested capital gains	-	-	7,435,135	23,120,705	-	14,827	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	48,472	122,345	95,760,636	40,816,227	3,650	1,519	1,149,633	883,266

Equity transactions:
Purchase payments received from contract owners (note 3)	1,421	1,472	4,806,991	7,890,247	440	463	4,765,899	3,910,572
Transfers between funds	(85,337)	77,718	(5,771,816)	(18,598,173)	1,000	(9,983)	14,499,840	4,811,568
Redemptions (note 3)	(57,320)	(44,930)	(27,784,783)	(20,175,553)	(24,322)	(42,648)	(2,210,577)	(958,267)
Annuity benefits	(1,451)	(1,331)	-	-	(206)	(215)	(646)	-
Contract maintenance charges (note 2)	(350)	(342)	(10,079,135)	(9,841,122)	(374)	(505)	(1,379)	(348)
Contingent deferred sales charges (note 2)	-	-	(339,623)	(418,380)	-	-	(6,552)	(4,400)
Adjustments to maintain reserves	950	1,025	(453)	(365)	147	93	(229)	(622)

Net equity transactions	(142,087)	33,612	(39,168,819)	(41,143,346)	(23,315)	(52,795)	17,046,356	7,758,503

Net change in contract owners’ equity	(93,615)	155,957	56,591,817	(327,119)	(19,665)	(51,276)	18,195,989	8,641,769
Contract owners’ equity beginning of period	856,992	701,035	751,684,583	752,011,702	704,267	755,543	12,987,708	4,345,939

Contract owners’ equity end of period	$763,377	856,992	808,276,400	751,684,583	684,602	704,267	31,183,697	12,987,708

CHANGES IN UNITS:
Beginning units	13,960	13,269	60,059,364	63,474,141	19,599	21,051	1,270,873	472,591
Units purchased	22	2,941	1,449,735	1,686,087	40	660	3,630,376	1,251,185
Units redeemed	(2,241)	(2,250)	(4,395,507)	(5,100,864)	(682)	(2,112)	(2,012,483)	(452,903)

Ending units	11,741	13,960	57,113,592	60,059,364	18,957	19,599	2,888,766	1,270,873

	BRVTR3		BRVED3		MLVGA3		CHSMM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,636,527	332,856	230,798	381,565	(1,433,618)	(1,716,259)	(28,889)	(64,258)
Realized gain (loss) on investments	15,150	4,261	2,442,632	(177,169)	(1,239,742)	(2,245,210)	-	-
Change in unrealized gain (loss) on investments	1,442,049	(1,236,130)	16,016,638	15,979,099	39,393,065	11,410,498	-	-
Reinvested capital gains	-	-	12,195,132	5,350,191	4,317,965	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,093,726	(899,013)	30,885,200	21,533,686	41,037,670	7,449,029	(28,889)	(64,258)

Equity transactions:
Purchase payments received from contract owners (note 3)	71,677,280	96,172,479	36,967,048	103,168,418	18,581,822	22,272,574	12,890	143,557
Transfers between funds	20,597,075	8,501,969	(7,299,968)	7,950,601	(12,467,781)	(26,027,191)	(167,309)	(1,586,852)
Redemptions (note 3)	(6,292,262)	(2,176,660)	(8,041,238)	(2,410,677)	(25,330,710)	(25,360,239)	(414,338)	(2,002,524)
Annuity benefits	-	-	(1,289)	-	(5,456)	(4,885)	-	-
Contract maintenance charges (note 2)	(1,990,430)	(786,066)	(1,924,503)	(743,213)	(12,678)	(15,189)	(368)	(434)
Contingent deferred sales charges (note 2)	(77,740)	(31,017)	(104,360)	(35,981)	(86,710)	(84,210)	-	-
Adjustments to maintain reserves	(387)	(233)	(611)	(1,594)	(1,170)	(1,351)	(15)	48

Net equity transactions	83,913,536	101,680,472	19,595,079	107,927,554	(19,322,683)	(29,220,491)	(569,140)	(3,446,205)

Net change in contract owners’ equity	87,007,262	100,781,459	50,480,279	129,461,240	21,714,987	(21,771,462)	(598,029)	(3,510,463)
Contract owners’ equity beginning of period	161,297,863	60,516,404	190,282,913	60,821,673	354,248,903	376,020,365	5,537,570	9,048,033

Contract owners’ equity end of period	$248,305,125	161,297,863	240,763,192	190,282,913	375,963,890	354,248,903	4,939,541	5,537,570

CHANGES IN UNITS:
Beginning units	16,323,965	6,186,106	17,052,613	6,235,745	23,713,308	25,726,229	561,907	917,962
Units purchased	10,040,795	11,333,410	4,469,378	12,104,174	1,813,188	2,657,069	402,674	363,333
Units redeemed	(1,678,116)	(1,195,551)	(2,727,394)	(1,287,306)	(3,031,714)	(4,669,990)	(460,724)	(719,388)

Ending units	24,686,644	16,323,965	18,794,597	17,052,613	22,494,782	23,713,308	503,857	561,907

	CLVHY2		DWVVLS		DWVSVS		DVMCSS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,095)	-	8,808	7,804	(599,128)	(373,310)	(249,848)	(210,260)
Realized gain (loss) on investments	(3,272)	-	9,162	11,570	332,332	(719,881)	(562,654)	(621,993)
Change in unrealized gain (loss) on investments	9,236	-	117,206	2,172	3,718,699	8,387,950	4,388,443	2,514,192
Reinvested capital gains	-	-	32,955	55,785	2,039,549	2,836,116	500,330	1,771,461

Net increase (decrease) in contract owners’ equity resulting from operations	4,869	-	168,131	77,331	5,491,452	10,130,875	4,076,271	3,453,400

Equity transactions:
Purchase payments received from contract owners (note 3)	771,083	-	661,513	283,833	7,709,495	6,175,981	4,465,145	4,101,390
Transfers between funds	1,017,761	-	(72,011)	(72,012)	(5,686,042)	13,689,852	(1,095,922)	1,218,348
Redemptions (note 3)	(37,357)	-	(47,252)	(70,576)	(3,475,001)	(2,612,353)	(1,948,433)	(1,863,082)
Annuity benefits	-	-	-	-	(990)	(818)	(878)	(789)
Contract maintenance charges (note 2)	(3)	-	(1,835)	(2,734)	(136,603)	(105,946)	(75,445)	(62,724)
Contingent deferred sales charges (note 2)	-	-	-	-	(23,951)	(10,492)	(10,611)	(7,350)
Adjustments to maintain reserves	(26)	-	4	(35)	(772)	(1,200)	(153)	1,773

Net equity transactions	1,751,458	-	540,419	138,476	(1,613,864)	17,135,024	1,333,703	3,387,566

Net change in contract owners’ equity	1,756,327	-	708,550	215,807	3,877,588	27,265,899	5,409,974	6,840,966
Contract owners’ equity beginning of period	-	-	851,827	636,020	56,951,089	29,685,190	30,362,126	23,521,160

Contract owners’ equity end of period	$1,756,327	-	1,560,377	851,827	60,828,677	56,951,089	35,772,100	30,362,126

CHANGES IN UNITS:
Beginning units	-	-	57,268	48,681	3,789,125	2,546,750	2,569,957	2,257,127
Units purchased	184,998	-	47,276	19,884	1,748,709	2,196,506	615,485	810,910
Units redeemed	(12,700)	-	(11,819)	(11,297)	(1,860,322)	(954,131)	(510,362)	(498,080)

Ending units	172,298	-	92,725	57,268	3,677,512	3,789,125	2,675,080	2,569,957

	DVSCS		DSIF		DSIFS		DSRG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(633,493)	(420,553)	828,657	1,446,440	(25,220)	398,783	(62,384)	(2,855)
Realized gain (loss) on investments	8,083,550	3,225,136	11,106,816	8,904,453	9,908,673	8,200,215	2,271,253	2,249,864
Change in unrealized gain (loss) on investments	(2,914,595)	7,494,776	23,609,744	2,612,648	12,238,057	(547,935)	208,497	(2,840,763)
Reinvested capital gains	3,634,362	6,785,156	5,377,670	7,587,750	3,445,090	4,926,559	2,568,222	3,752,342

Net increase (decrease) in contract owners’ equity resulting from operations	8,169,824	17,084,515	40,922,887	20,551,291	25,566,600	12,977,622	4,985,588	3,158,588

Equity transactions:
Purchase payments received from contract owners (note 3)	845,457	1,434,704	3,272,011	2,072,789	1,163,920	1,728,647	721,453	364,521
Transfers between funds	(7,742,968)	2,063,472	(446,557)	(1,943,821)	(8,610,465)	(4,072,800)	(757,802)	(909,932)
Redemptions (note 3)	(9,657,526)	(7,336,348)	(26,197,372)	(24,346,120)	(11,757,659)	(12,319,629)	(4,703,947)	(4,168,028)
Annuity benefits	(906)	(764)	(65,480)	(58,044)	(2,249)	(2,752)	(3,768)	(3,426)
Contract maintenance charges (note 2)	(263,827)	(280,187)	(86,878)	(93,795)	(450,811)	(462,266)	(22,175)	(24,050)
Contingent deferred sales charges (note 2)	(12,366)	(10,065)	(5,870)	(5,251)	(34,938)	(36,652)	(363)	(4,528)
Adjustments to maintain reserves	(954)	(1,130)	(3,776)	2,512	(530)	(7,814)	640	580

Net equity transactions	(16,833,090)	(4,130,318)	(23,533,922)	(24,371,730)	(19,692,732)	(15,173,266)	(4,765,962)	(4,744,863)

Net change in contract owners’ equity	(8,663,266)	12,954,197	17,388,965	(3,820,439)	5,873,868	(2,195,644)	219,626	(1,586,275)
Contract owners’ equity beginning of period	89,226,981	76,272,784	216,013,716	219,834,155	141,953,285	144,148,929	37,862,359	39,448,634

Contract owners’ equity end of period	$80,563,715	89,226,981	233,402,681	216,013,716	147,827,153	141,953,285	38,081,985	37,862,359

CHANGES IN UNITS:
Beginning units	2,464,385	2,597,922	4,105,599	4,605,478	5,448,421	6,053,900	917,419	1,041,694
Units purchased	201,954	399,901	126,051	111,474	314,965	681,206	19,857	12,085
Units redeemed	(649,961)	(533,438)	(531,162)	(611,353)	(1,021,833)	(1,286,685)	(125,847)	(136,360)

Ending units	2,016,378	2,464,385	3,700,488	4,105,599	4,741,553	5,448,421	811,429	917,419

	DCAP		DCAPS		DVDLS		DGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,689	77,449	(450,148)	(138,387)	(11,638)	(11,446)	(78,640)	(15,807)
Realized gain (loss) on investments	450,783	768,401	1,553,433	2,144,770	17,796	83,721	487,336	249,989
Change in unrealized gain (loss) on investments	2,019,971	(3,122,970)	8,044,569	(11,251,935)	168,356	(60,440)	1,246,440	(716,575)
Reinvested capital gains	3,215,408	3,802,682	13,373,262	14,948,478	9,603	76,350	587,668	1,514,239

Net increase (decrease) in contract owners’ equity resulting from operations	5,688,851	1,525,562	22,521,116	5,702,926	184,117	88,185	2,242,804	1,031,846

Equity transactions:
Purchase payments received from contract owners (note 3)	297,046	199,319	737,776	2,102,209	5,671	4,663	218,150	144,356
Transfers between funds	(472,026)	(2,037,875)	(8,184,354)	(6,773,540)	87,787	(177,010)	57,865	(282,507)
Redemptions (note 3)	(2,847,339)	(2,905,015)	(7,952,042)	(7,336,810)	(80,930)	(82,092)	(1,341,114)	(1,626,360)
Annuity benefits	(1,733)	(1,538)	-	-	(191)	(165)	(717)	(633)
Contract maintenance charges (note 2)	(8,242)	(9,219)	(693,844)	(689,093)	(151)	(150)	(6,358)	(6,517)
Contingent deferred sales charges (note 2)	(420)	(1,341)	(21,431)	(28,593)	-	(216)	(46)	(202)
Adjustments to maintain reserves	(3,429)	(982)	(1,086)	(785)	(71)	(26)	(85)	2,210

Net equity transactions	(3,036,143)	(4,756,651)	(16,114,981)	(12,726,612)	12,115	(254,996)	(1,072,305)	(1,769,653)

Net change in contract owners’ equity	2,652,708	(3,231,089)	6,406,135	(7,023,686)	196,232	(166,811)	1,170,499	(737,807)
Contract owners’ equity beginning of period	23,575,969	26,807,058	97,160,288	104,183,974	799,650	966,461	12,947,105	13,684,912

Contract owners’ equity end of period	$26,228,677	23,575,969	103,566,423	97,160,288	995,882	799,650	14,117,604	12,947,105

CHANGES IN UNITS:
Beginning units	997,558	1,207,976	4,453,762	5,048,905	35,835	50,639	536,200	615,539
Units purchased	22,052	20,176	208,411	292,532	9,210	28,848	17,433	10,129
Units redeemed	(136,454)	(230,594)	(867,759)	(887,675)	(7,491)	(43,652)	(58,784)	(89,468)

Ending units	883,156	997,558	3,794,414	4,453,762	37,554	35,835	494,849	536,200

	ETVFR		FCA2S		FQB		FQBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$860,719	596,740	(912)	349	120,920	160,761	275,566	412,587
Realized gain (loss) on investments	267,561	(670,032)	(9,577)	(32,737)	(24,488)	(36,280)	14,125	95,118
Change in unrealized gain (loss) on investments	(228,945)	2,219,972	62,948	(12,777)	66,683	57,456	130,889	(33,575)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	899,335	2,146,680	52,459	(45,165)	163,115	181,937	420,580	474,130

Equity transactions:
Purchase payments received from contract owners (note 3)	10,499,895	7,619,852	16	1,401	75,390	133,194	270,637	256,312
Transfers between funds	3,617,639	14,210,382	(9,029)	(35,355)	123,638	64,285	2,349,796	(632,575)
Redemptions (note 3)	(4,118,708)	(4,335,009)	(30,608)	(95,137)	(638,042)	(1,319,905)	(2,671,396)	(3,525,195)
Annuity benefits	(199)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,185)	(1,492)	(70)	(81)	(1,753)	(2,062)	(10,366)	(10,926)
Contingent deferred sales charges (note 2)	(21,684)	(5,132)	(125)	-	(217)	(231)	(167)	(964)
Adjustments to maintain reserves	8,583	(233)	(73)	(42)	(83)	(48)	(293)	(328)

Net equity transactions	9,983,341	17,488,368	(39,889)	(129,214)	(441,067)	(1,124,767)	(61,789)	(3,913,676)

Net change in contract owners’ equity	10,882,676	19,635,048	12,570	(174,379)	(277,952)	(942,830)	358,791	(3,439,546)
Contract owners’ equity beginning of period	44,989,788	25,354,740	605,853	780,232	6,315,618	7,258,448	18,716,854	22,156,400

Contract owners’ equity end of period	$55,872,464	44,989,788	618,423	605,853	6,037,666	6,315,618	19,075,645	18,716,854

CHANGES IN UNITS:
Beginning units	4,327,808	2,619,558	43,051	52,107	400,313	471,546	1,344,546	1,625,167
Units purchased	2,040,430	4,482,578	210	708	28,377	29,155	238,006	90,014
Units redeemed	(1,090,161)	(2,774,328)	(3,010)	(9,764)	(56,003)	(100,388)	(242,744)	(370,635)

Ending units	5,278,077	4,327,808	40,251	43,051	372,687	400,313	1,339,808	1,344,546

	FEIP		FVSS2		FHIP		FAMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,022,552	2,768,472	(11,366)	(33,612)	1,752,475	1,810,358	521,380	105,155
Realized gain (loss) on investments	(5,348,009)	(9,488,260)	408,437	704,996	976,071	1,824,027	19,791	481,607
Change in unrealized gain (loss) on investments	30,975,742	32,964,682	(873,156)	(216,013)	(217,959)	2,090,642	178,325	(3,534,162)
Reinvested capital gains	6,368,540	19,084,179	1,465,167	-	-	-	11,536,360	4,683,835

Net increase (decrease) in contract owners’ equity resulting from operations	33,018,825	45,329,073	989,082	455,371	2,510,587	5,725,027	12,255,856	1,736,435

Equity transactions:
Purchase payments received from contract owners (note 3)	3,766,465	3,364,951	43,607	73,783	433,859	582,156	858,690	1,087,275
Transfers between funds	(4,578,881)	(3,594,792)	(161,624)	(294,957)	(966,035)	118,100	(1,506,240)	(1,327,465)
Redemptions (note 3)	(35,231,684)	(30,462,284)	(486,525)	(685,534)	(5,398,274)	(4,920,548)	(11,202,553)	(12,316,382)
Annuity benefits	(60,280)	(60,382)	(4,136)	(3,648)	(5,567)	(6,048)	(12,342)	(11,933)
Contract maintenance charges (note 2)	(111,313)	(121,078)	(611)	(685)	(17,095)	(19,126)	(49,571)	(55,775)
Contingent deferred sales charges (note 2)	(5,214)	(5,567)	(80)	(42)	(2,982)	(918)	(831)	(1,177)
Adjustments to maintain reserves	(46)	(27,185)	(164)	(54)	496	(3,989)	373	4,714

Net equity transactions	(36,220,953)	(30,906,337)	(609,533)	(911,137)	(5,955,598)	(4,250,373)	(11,912,474)	(12,620,743)

Net change in contract owners’ equity	(3,202,128)	14,422,736	379,549	(455,766)	(3,445,011)	1,474,654	343,382	(10,884,308)
Contract owners’ equity beginning of period	310,633,191	296,210,455	6,013,219	6,468,985	47,301,482	45,826,828	102,294,439	113,178,747

Contract owners’ equity end of period	$307,431,063	310,633,191	6,392,768	6,013,219	43,856,471	47,301,482	102,637,821	102,294,439

CHANGES IN UNITS:
Beginning units	4,425,270	4,910,640	185,111	214,890	1,334,870	1,461,345	2,380,437	2,678,898
Units purchased	60,857	88,198	3,746	9,586	28,203	95,319	22,219	28,476
Units redeemed	(542,372)	(573,568)	(21,210)	(39,365)	(188,185)	(221,794)	(283,024)	(326,937)

Ending units	3,943,755	4,425,270	167,647	185,111	1,174,888	1,334,870	2,119,632	2,380,437

	FB2		FNRS2		FEI2		FF10S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$358,166	706,640	(181,275)	(906,161)	(210,402)	1,752,863	5,270	94
Realized gain (loss) on investments	388,960	10,654	(3,517,049)	174,154	12,579,307	(3,076,011)	98,092	195,205
Change in unrealized gain (loss) on investments	20,629,995	577,919	(1,860,143)	24,132,408	12,745,746	24,579,660	320,905	(112,435)
Reinvested capital gains	5,165,714	38,775	44,293	-	6,420,169	17,609,015	98,562	126,437

Net increase (decrease) in contract owners’ equity resulting from operations	26,542,835	1,333,988	(5,514,174)	23,400,401	31,534,820	40,865,527	522,829	209,301

Equity transactions:
Purchase payments received from contract owners (note 3)	177,040,664	78,303,972	6,602,108	9,360,587	16,822,600	18,382,858	47,663	205,605
Transfers between funds	12,670,416	19,487,133	(10,778,110)	13,482,593	(11,031,267)	(7,131,472)	458,861	(258,862)
Redemptions (note 3)	(4,395,441)	(947,970)	(7,232,378)	(8,962,116)	(23,337,979)	(18,342,151)	(976,369)	(810,928)
Annuity benefits	-	-	(6,738)	(6,411)	(3,060)	(2,787)	(10,034)	(9,563)
Contract maintenance charges (note 2)	(1,296,880)	(31,542)	(7,690)	(8,610)	(1,208,582)	(1,181,233)	(1,416)	(1,628)
Contingent deferred sales charges (note 2)	(65,238)	(3,790)	(45,480)	(58,408)	(95,047)	(65,801)	(595)	(117)
Adjustments to maintain reserves	(237)	(84)	(698)	(8,446)	(1,414)	(1,123)	7,468	5,166

Net equity transactions	183,953,284	96,807,719	(11,468,986)	13,799,189	(18,854,749)	(8,341,709)	(474,422)	(870,327)

Net change in contract owners’ equity	210,496,119	98,141,707	(16,983,160)	37,199,590	12,680,071	32,523,818	48,407	(661,026)
Contract owners’ equity beginning of period	98,141,707	-	105,272,799	68,073,209	298,275,508	265,751,690	4,860,743	5,521,769

Contract owners’ equity end of period	$308,637,826	98,141,707	88,289,639	105,272,799	310,955,579	298,275,508	4,909,150	4,860,743

CHANGES IN UNITS:
Beginning units	9,413,350	-	6,156,581	5,226,773	12,175,654	12,561,654	332,315	392,304
Units purchased	18,272,233	9,607,762	1,225,870	2,417,999	1,479,837	1,617,323	43,136	75,762
Units redeemed	(1,839,799)	(194,412)	(1,994,836)	(1,488,191)	(2,204,741)	(2,003,323)	(74,485)	(135,751)

Ending units	25,845,784	9,413,350	5,387,615	6,156,581	11,450,750	12,175,654	300,966	332,315

	FF10S2		FF20S		FF20S2		FF30S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(418,103)	(387,151)	6,201	10,577	(960,834)	(892,315)	9,690	8,949
Realized gain (loss) on investments	5,156,643	3,842,859	502,981	249,536	13,129,921	9,182,933	242,883	164,461
Change in unrealized gain (loss) on investments	16,141,894	(482,711)	545,844	(130,611)	37,267,157	(4,025,822)	1,397,908	(58,110)
Reinvested capital gains	5,002,048	5,110,333	269,572	314,764	12,796,145	14,214,693	413,331	385,128

Net increase (decrease) in contract owners’ equity resulting from operations	25,882,482	8,083,330	1,324,598	444,266	62,232,389	18,479,489	2,063,812	500,428

Equity transactions:
Purchase payments received from contract owners (note 3)	17,100,018	24,358,359	437,109	244,221	6,779,858	7,475,721	779,922	429,595
Transfers between funds	(5,022,791)	415,987	595,687	750,653	(5,884,688)	(5,558,095)	1,179,528	114,701
Redemptions (note 3)	(15,906,023)	(13,348,686)	(2,459,111)	(1,823,481)	(34,021,587)	(26,393,793)	(907,066)	(656,747)
Annuity benefits	(7,665)	(7,335)	-	-	(5,446)	(4,641)	-	-
Contract maintenance charges (note 2)	(2,735,259)	(2,479,086)	(3,662)	(3,697)	(4,822,893)	(4,762,238)	(4,603)	(4,761)
Contingent deferred sales charges (note 2)	(149,840)	(89,522)	(2,640)	(2,280)	(140,148)	(152,658)	(3,868)	(5,693)
Adjustments to maintain reserves	1,249	1,015	(99)	(54)	(1,311)	(3,128)	(60)	(77)

Net equity transactions	(6,720,311)	8,850,732	(1,432,716)	(834,638)	(38,096,215)	(29,398,832)	1,043,853	(122,982)

Net change in contract owners’ equity	19,162,171	16,934,062	(108,118)	(390,372)	24,136,174	(10,919,343)	3,107,665	377,446
Contract owners’ equity beginning of period	235,671,755	218,737,693	9,578,552	9,968,924	442,357,743	453,277,086	10,286,080	9,908,634

Contract owners’ equity end of period	$254,833,926	235,671,755	9,470,434	9,578,552	466,493,917	442,357,743	13,393,745	10,286,080

CHANGES IN UNITS:
Beginning units	15,269,426	14,703,373	661,082	720,167	27,398,493	29,292,814	696,503	705,477
Units purchased	1,617,874	2,726,203	87,881	101,596	1,176,640	1,303,923	141,806	67,955
Units redeemed	(2,055,694)	(2,160,150)	(180,333)	(160,681)	(3,376,540)	(3,198,244)	(77,921)	(76,929)

Ending units	14,831,606	15,269,426	568,630	661,082	25,198,593	27,398,493	760,388	696,503

	FF30S2		FGI2		FGP		FG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(304,097)	(260,636)	16,832	841,030	(4,053,357)	(4,273,022)	(4,838,318)	(4,284,193)
Realized gain (loss) on investments	1,684,923	1,405,391	1,362,102	16,501	24,376,628	16,930,710	15,874,492	16,788,235
Change in unrealized gain (loss) on investments	7,374,038	(814,304)	22,152,210	4,025,814	56,782,685	(48,255,686)	53,907,843	(42,919,878)
Reinvested capital gains	2,291,086	2,371,567	3,537,375	-	26,274,071	32,918,908	22,095,764	26,433,334

Net increase (decrease) in contract owners’ equity resulting from operations	11,045,950	2,702,018	27,068,519	4,883,345	103,380,027	(2,679,090)	87,039,781	(3,982,502)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,184,093	4,230,507	150,918,584	64,968,489	3,845,730	4,002,527	30,238,979	26,861,184
Transfers between funds	1,490,649	(4,007,441)	7,221,876	14,468,231	(647,477)	(6,479,308)	7,160,427	(30,759,229)
Redemptions (note 3)	(5,732,096)	(4,158,169)	(3,357,664)	(449,532)	(41,619,855)	(32,270,584)	(23,493,686)	(16,769,787)
Annuity benefits	(1,711)	(1,545)	-	-	(68,395)	(71,932)	(2,322)	(1,899)
Contract maintenance charges (note 2)	(5,287)	(5,575)	(1,127,666)	(27,869)	(158,287)	(166,996)	(1,129,777)	(1,019,577)
Contingent deferred sales charges (note 2)	(12,727)	(18,643)	(53,483)	(3,397)	(6,832)	(4,158)	(150,156)	(86,818)
Adjustments to maintain reserves	(707)	(1,022)	(358)	(38)	(10,806)	(42,902)	(1,424)	(1,039)

Net equity transactions	922,214	(3,961,888)	153,601,289	78,955,884	(38,665,922)	(35,033,353)	12,622,041	(21,777,165)

Net change in contract owners’ equity	11,968,164	(1,259,870)	180,669,808	83,839,229	64,714,105	(37,712,443)	99,661,822	(25,759,667)
Contract owners’ equity beginning of period	59,123,656	60,383,526	83,839,229	-	322,915,468	360,627,911	263,972,132	289,731,799

Contract owners’ equity end of period	$71,091,820	59,123,656	264,509,037	83,839,229	387,629,573	322,915,468	363,633,954	263,972,132

CHANGES IN UNITS:
Beginning units	3,573,631	3,821,754	7,451,209	-	3,707,233	4,110,706	10,698,404	11,626,758
Units purchased	506,123	432,485	15,021,616	7,748,794	85,537	71,466	2,904,082	2,469,689
Units redeemed	(472,033)	(680,608)	(2,038,149)	(297,585)	(451,974)	(474,939)	(2,472,719)	(3,398,043)

Ending units	3,607,721	3,573,631	20,434,676	7,451,209	3,340,796	3,707,233	11,129,767	10,698,404

	FIGBS		FIGBP2		FMCS		FMC2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$137,032	128,086	4,978,092	3,381,370	(129,909)	(170,030)	(2,912,205)	(3,145,376)
Realized gain (loss) on investments	(38,443)	(63,681)	49,840	138,477	140,206	(162,950)	12,851,196	6,245,524
Change in unrealized gain (loss) on investments	228,369	437,157	4,531,188	4,079,123	2,398,325	944,907	24,638,560	5,839,661
Reinvested capital gains	64,864	7,506	1,966,219	159,486	857,988	1,214,252	12,883,237	16,287,717

Net increase (decrease) in contract owners’ equity resulting from operations	391,822	509,068	11,525,339	7,758,456	3,266,610	1,826,179	47,460,788	25,227,526

Equity transactions:
Purchase payments received from contract owners (note 3)	386,050	386,658	171,683,110	85,629,053	352,874	369,489	7,984,322	14,692,465
Transfers between funds	1,098,051	(167,435)	41,191,004	17,225,001	(252,504)	(1,567,500)	(13,080,260)	(10,591,060)
Redemptions (note 3)	(2,273,318)	(1,996,248)	(34,082,256)	(32,753,144)	(1,887,680)	(2,628,303)	(23,794,059)	(21,917,297)
Annuity benefits	(7,843)	(8,000)	(17,157)	(16,888)	(2,417)	(2,122)	(24,060)	(21,104)
Contract maintenance charges (note 2)	(4,590)	(5,447)	(3,690,571)	(2,401,100)	(5,292)	(5,795)	(1,357,120)	(1,334,216)
Contingent deferred sales charges (note 2)	(1,247)	(830)	(133,173)	(73,606)	(1,894)	(1,844)	(80,270)	(65,968)
Adjustments to maintain reserves	(106)	(100)	(4,502)	(1,045)	(1,638)	(6,944)	(1,676)	(1,144)

Net equity transactions	(803,003)	(1,791,402)	174,946,455	67,608,271	(1,798,551)	(3,843,019)	(30,353,123)	(19,238,324)

Net change in contract owners’ equity	(411,181)	(1,282,334)	186,471,794	75,366,727	1,468,059	(2,016,840)	17,107,665	5,989,202
Contract owners’ equity beginning of period	14,237,181	15,519,515	396,682,666	321,315,939	18,154,107	20,170,947	268,513,832	262,524,630

Contract owners’ equity end of period	$13,826,000	14,237,181	583,154,460	396,682,666	19,622,166	18,154,107	285,621,497	268,513,832

CHANGES IN UNITS:
Beginning units	976,988	1,099,872	27,826,362	23,352,303	1,019,717	1,253,696	6,995,968	7,545,203
Units purchased	149,689	117,608	16,019,623	11,128,987	59,011	55,144	428,434	721,904
Units redeemed	(203,034)	(240,492)	(4,355,264)	(6,654,928)	(153,553)	(289,123)	(1,148,148)	(1,271,139)

Ending units	923,643	976,988	39,490,721	27,826,362	925,175	1,019,717	6,276,254	6,995,968

	FOP		FO2		FVSS		FRESS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$45,558	33,025	(303,619)	(237,735)	2,299	(14,129)	16,919	6,999
Realized gain (loss) on investments	(798,318)	(1,768,131)	(48,565)	(1,194,090)	253,203	329,306	(2,235)	12,132
Change in unrealized gain (loss) on investments	14,803,954	(2,201,865)	22,550,842	(4,569,151)	(620,051)	23,600	(27,332)	(483)
Reinvested capital gains	52,068	92,405	88,127	143,989	1,105,620	-	47,857	7,975

Net increase (decrease) in contract owners’ equity resulting from operations	14,103,262	(3,844,566)	22,286,785	(5,856,987)	741,071	338,777	35,209	26,623

Equity transactions:
Purchase payments received from contract owners (note 3)	441,058	565,878	6,574,003	5,864,492	56,719	93,526	925,097	142,878
Transfers between funds	(922,213)	(1,132,421)	478,654	(657,360)	(35,628)	(168,095)	494,549	79,061
Redemptions (note 3)	(5,839,544)	(6,646,012)	(7,695,525)	(6,123,376)	(651,718)	(501,261)	(104,916)	(127,738)
Annuity benefits	(5,448)	(5,362)	(1,234)	(1,097)	-	-	-	-
Contract maintenance charges (note 2)	(23,667)	(26,690)	(554,612)	(504,795)	(1,536)	(1,644)	(21)	-
Contingent deferred sales charges (note 2)	(1,639)	(1,631)	(40,340)	(23,733)	(142)	(162)	-	-
Adjustments to maintain reserves	(3,510)	(4,681)	(536)	(942)	(94)	(61)	(41)	(21)

Net equity transactions	(6,354,963)	(7,250,919)	(1,239,590)	(1,446,811)	(632,399)	(577,697)	1,314,668	94,180

Net change in contract owners’ equity	7,748,299	(11,095,485)	21,047,195	(7,303,798)	108,672	(238,920)	1,349,877	120,803
Contract owners’ equity beginning of period	52,080,321	63,175,806	80,364,230	87,668,028	4,535,225	4,774,145	844,472	723,669

Contract owners’ equity end of period	$59,828,620	52,080,321	101,411,425	80,364,230	4,643,897	4,535,225	2,194,349	844,472

CHANGES IN UNITS:
Beginning units	1,852,149	2,102,387	3,994,427	4,070,933	194,874	221,601	67,558	60,710
Units purchased	47,461	33,894	799,401	683,422	8,233	13,743	122,709	27,340
Units redeemed	(246,640)	(284,132)	(850,310)	(759,928)	(33,523)	(40,470)	(14,880)	(20,492)

Ending units	1,652,970	1,852,149	3,943,518	3,994,427	169,584	194,874	175,387	67,558

	FTVIS2		FTVRD2		FTVSV2		FTVMD2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$6,737,777	7,744,079	21,899	(34,715)	(951,530)	(651,406)	13,221	9,874
Realized gain (loss) on investments	2,843,926	3,017,875	2,026,164	1,555,875	5,990,183	5,673,558	(11,915)	(17,228)
Change in unrealized gain (loss) on investments	10,641,248	16,549,422	3,006,154	(974,910)	(3,641,855)	4,836,336	17,905	31,972
Reinvested capital gains	-	-	1,340,716	4,620,222	6,948,289	14,729,854	56,102	61,980

Net increase (decrease) in contract owners’ equity resulting from operations	20,222,951	27,311,376	6,394,933	5,166,472	8,345,087	24,588,342	75,313	86,598

Equity transactions:
Purchase payments received from contract owners (note 3)	13,621,115	18,304,394	507,572	402,420	508,339	752,242	263,357	85,527
Transfers between funds	(5,282,424)	5,062,039	(1,443,645)	(1,357,685)	(6,639,037)	(3,784,416)	72,339	30,223
Redemptions (note 3)	(25,592,492)	(23,725,648)	(6,024,549)	(6,356,081)	(11,403,611)	(10,579,925)	(69,167)	(63,949)
Annuity benefits	(6,501)	(4,554)	(6,661)	(5,964)	(5,329)	(4,359)	-	-
Contract maintenance charges (note 2)	(14,207)	(15,144)	(2,645)	(3,020)	(446,745)	(467,411)	(1,315)	(1,949)
Contingent deferred sales charges (note 2)	(69,777)	(63,714)	(944)	(5,007)	(16,026)	(13,097)	-	-
Adjustments to maintain reserves	(878)	(547)	(552)	(340)	943	(1,324)	(22)	(21)

Net equity transactions	(17,345,164)	(443,174)	(6,971,424)	(7,325,677)	(18,001,466)	(14,098,290)	265,192	49,831

Net change in contract owners’ equity	2,877,787	26,868,202	(576,491)	(2,159,205)	(9,656,379)	10,490,052	340,505	136,429
Contract owners’ equity beginning of period	261,657,476	234,789,274	37,525,429	39,684,634	107,244,311	96,754,259	778,908	642,479
Contract owners’ equity end of period	$264,535,263	261,657,476	36,948,938	37,525,429	97,587,932	107,244,311	1,119,413	778,908

CHANGES IN UNITS:
Beginning units	17,118,771	17,158,069	1,368,599	1,656,734	2,890,770	3,333,199	60,134	55,378
Units purchased	1,716,926	3,406,636	26,907	53,157	175,573	359,476	27,013	12,894
Units redeemed	(2,787,859)	(3,445,934)	(261,090)	(341,292)	(656,556)	(801,905)	(7,233)	(8,138)

Ending units	16,047,838	17,118,771	1,134,416	1,368,599	2,409,787	2,890,770	79,914	60,134

	FTVDM2		TIF2		FTVGI2		FTVFA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(58,793)	(65,442)	427,806	202,922	(1,869,670)	(1,867,129)	1,017,801	1,985,628
Realized gain (loss) on investments	(281,905)	(1,013,875)	(1,521,452)	(2,781,888)	(1,282,898)	(4,010,723)	986,395	(3,582,643)
Change in unrealized gain (loss) on investments	4,379,801	2,486,801	6,576,105	3,957,315	3,171,964	7,131,151	3,266,244	8,205,441
Reinvested capital gains	-	-	-	719,684	382,081	101,315	4,139,331	2,928,311

Net increase (decrease) in contract owners’ equity resulting from operations	4,039,103	1,407,484	5,482,459	2,098,033	401,477	1,354,614	9,409,771	9,536,737

Equity transactions:
Purchase payments received from contract owners (note 3)	103,556	80,362	227,964	491,499	8,092,557	7,221,727	4,280,597	5,964,075
Transfers between funds	1,877,249	(18,100)	(1,554,154)	(904,538)	2,572,645	(5,141,298)	879,256	(4,602,763)
Redemptions (note 3)	(1,205,224)	(1,163,459)	(5,702,347)	(5,732,744)	(10,599,001)	(11,769,147)	(6,115,582)	(7,578,078)
Annuity benefits	-	-	(2,387)	(2,181)	(15,081)	(14,074)	(669)	(599)
Contract maintenance charges (note 2)	(1,386)	(1,234)	(150,428)	(159,505)	(7,634)	(8,741)	(3,521)	(3,975)
Contingent deferred sales charges (note 2)	(162)	(1,833)	(2,898)	(3,009)	(30,630)	(45,800)	(27,576)	(34,897)
Adjustments to maintain reserves	(477)	(277)	(555)	(546)	(778)	(794)	(733)	(677)

Net equity transactions	773,556	(1,104,541)	(7,184,805)	(6,311,024)	12,078	(9,758,127)	(988,228)	(6,256,914)

Net change in contract owners’ equity	4,812,659	302,943	(1,702,346)	(4,212,991)	413,555	(8,403,513)	8,421,543	3,279,823
Contract owners’ equity beginning of period	9,987,139	9,684,196	39,219,062	43,432,053	117,838,147	126,241,660	92,661,802	89,381,979

Contract owners’ equity end of period	$14,799,798	9,987,139	37,516,716	39,219,062	118,251,702	117,838,147	101,083,345	92,661,802

CHANGES IN UNITS:
Beginning units	1,166,947	1,309,203	1,857,240	2,173,064	12,642,337	13,724,392	7,292,261	7,830,285
Units purchased	428,495	191,248	73,645	174,690	1,896,180	2,260,091	1,064,452	824,785
Units redeemed	(346,831)	(333,504)	(377,507)	(490,514)	(1,896,075)	(3,342,146)	(1,127,791)	(1,362,809)

Ending units	1,248,611	1,166,947	1,553,378	1,857,240	12,642,442	12,642,337	7,228,922	7,292,261

	FTVSI2		ACEG2		AVBV2		IVMCC2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$9,762	14,141	(77,944)	(65,656)	-	-	(207,052)	(243,477)
Realized gain (loss) on investments	(21,514)	(18,804)	220,063	428,314	-	-	(173,851)	(328,293)
Change in unrealized gain (loss) on investments	31,023	37,453	520,246	(801,101)	-	-	1,885,366	1,160,804
Reinvested capital gains	-	-	451,115	397,799	-	-	313,986	969,162

Net increase (decrease) in contract owners’ equity resulting from operations	19,271	32,790	1,113,480	(40,644)	-	-	1,818,449	1,558,196

Equity transactions:
Purchase payments received from contract owners (note 3)	154,503	117,496	15,087	38,610	24	1,558	111,943	188,221
Transfers between funds	125,786	(8,448)	1,132,438	(983,344)	(24)	(1,558)	(432,627)	(564,689)
Redemptions (note 3)	(227,638)	(71,545)	(617,528)	(549,667)	-	-	(753,225)	(873,947)
Annuity benefits	-	-	(231)	(193)	-	-	(5,988)	(3,247)
Contract maintenance charges (note 2)	-	-	(1,349)	(1,393)	-	-	(68,579)	(67,333)
Contingent deferred sales charges (note 2)	-	-	(321)	(100)	-	-	(4,413)	(5,890)
Adjustments to maintain reserves	(11)	(13)	(337)	(138)	-	-	(371)	(101)

Net equity transactions	52,640	37,490	527,759	(1,496,225)	-	-	(1,153,260)	(1,326,986)

Net change in contract owners’ equity	71,911	70,280	1,641,239	(1,536,869)	-	-	665,189	231,210
Contract owners’ equity beginning of period	502,582	432,302	3,902,095	5,438,964	-	-	14,787,289	14,556,079

Contract owners’ equity end of period	$574,493	502,582	5,543,334	3,902,095	-	-	15,452,478	14,787,289

CHANGES IN UNITS:
Beginning units	48,249	44,614	265,809	372,457	-	-	1,095,185	1,203,449
Units purchased	29,746	13,422	116,970	37,343	2	(314)	41,794	48,740
Units redeemed	(24,832)	(9,787)	(81,293)	(143,991)	(2)	314	(121,551)	(157,004)

Ending units	53,163	48,249	301,486	265,809	-	-	1,015,428	1,095,185

	IVKMG2		IVBRA1		JPMMV1		JABS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(258,710)	(256,155)	5,697	(84)	(74,720)	(62,882)	14,097	65,385
Realized gain (loss) on investments	1,071,689	797,255	(4,996)	(1,884)	476,581	391,366	198,911	192,093
Change in unrealized gain (loss) on investments	1,250,082	(2,525,240)	6,540	22,808	623,099	657,946	1,257,601	(76,736)
Reinvested capital gains	1,104,380	1,739,001	8,821	-	653,180	727,954	18,437	143,752

Net increase (decrease) in contract owners’ equity resulting from operations	3,167,441	(245,139)	16,062	20,840	1,678,140	1,714,384	1,489,046	324,494

Equity transactions:
Purchase payments received from contract owners (note 3)	61,113	133,221	-	2,199	215,037	306,801	363,497	211,314
Transfers between funds	(200,432)	(1,346,927)	(7,075)	(1,098)	(821,827)	1,219,276	240,423	(227,143)
Redemptions (note 3)	(2,000,467)	(1,699,972)	(48,722)	(6,599)	(1,321,143)	(1,756,635)	(1,273,149)	(1,090,530)
Annuity benefits	-	-	-	-	-	-	-	(3,064)
Contract maintenance charges (note 2)	(113,235)	(110,807)	-	-	(3,882)	(4,194)	(401)	(516)
Contingent deferred sales charges (note 2)	(4,208)	(4,480)	-	-	(1,737)	(215)	(305)	(1)
Adjustments to maintain reserves	(456)	(385)	5	(12)	(245)	(156)	2,648	(34,195)

Net equity transactions	(2,257,685)	(3,029,350)	(55,792)	(5,510)	(1,933,797)	(235,123)	(667,287)	(1,144,135)

Net change in contract owners’ equity	909,756	(3,274,489)	(39,730)	15,330	(255,657)	1,479,261	821,759	(819,641)
Contract owners’ equity beginning of period	15,980,455	19,254,944	209,603	194,273	14,855,704	13,376,443	9,339,607	10,159,248

Contract owners’ equity end of period	$16,890,211	15,980,455	169,873	209,603	14,600,047	14,855,704	10,161,366	9,339,607

CHANGES IN UNITS:
Beginning units	1,167,613	1,392,724	18,926	19,487	535,946	546,122	392,370	437,539
Units purchased	134,186	87,022	257	215	28,495	111,263	25,674	60,053
Units redeemed	(276,105)	(312,133)	(5,200)	(776)	(95,188)	(121,439)	(51,536)	(105,222)

Ending units	1,025,694	1,167,613	13,983	18,926	469,253	535,946	366,508	392,370

	JAMGS		JAFBS		JACAS		JAGTS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$120	554	553,506	454,720	(2,006,332)	(815,188)	(1,161,680)	(883,091)
Realized gain (loss) on investments	(2,111)	(2,997)	(38,309)	46,175	(4,863,896)	(1,094,409)	3,665,166	(211,774)
Change in unrealized gain (loss) on investments	71,399	6,531	375,779	(729,327)	32,403,045	(15,272,527)	24,926,432	5,069,743
Reinvested capital gains	22,780	16,802	-	-	7,622,810	17,371,993	5,498,162	2,126,440

Net increase (decrease) in contract owners’ equity resulting from operations	92,188	20,890	890,976	(228,432)	33,155,627	189,869	32,928,080	6,101,318

Equity transactions:
Purchase payments received from contract owners (note 3)	320,101	49,922	8,152,037	13,411,000	1,284,524	1,568,392	11,040,341	8,152,743
Transfers between funds	114,624	(86,645)	2,794,913	18,294,795	(6,146,130)	(10,778,063)	18,024,479	3,725,483
Redemptions (note 3)	(48,081)	(10,327)	(3,134,843)	(2,185,572)	(15,003,775)	(12,609,433)	(8,069,997)	(6,954,868)
Annuity benefits	-	-	(938)	-	(1,642)	-	(820)	(629)
Contract maintenance charges (note 2)	(81)	(171)	(401,878)	(243,155)	(671,171)	(649,700)	(6,287)	(4,952)
Contingent deferred sales charges (note 2)	-	-	(23,428)	(22,925)	(28,076)	(35,687)	(47,772)	(19,766)
Adjustments to maintain reserves	(19)	(9)	682	(371)	(4,092)	(6,862)	(787)	(660)

Net equity transactions	386,544	(47,230)	7,386,545	29,253,772	(20,570,362)	(22,511,353)	20,939,157	4,897,351

Net change in contract owners’ equity	478,732	(26,340)	8,277,521	29,025,340	12,585,265	(22,321,484)	53,867,237	10,998,669
Contract owners’ equity beginning of period	223,445	249,785	47,777,798	18,752,458	125,005,211	147,326,695	68,805,724	57,807,055

Contract owners’ equity end of period	$702,177	223,445	56,055,319	47,777,798	137,590,476	125,005,211	122,672,961	68,805,724

CHANGES IN UNITS:
Beginning units	14,228	17,758	4,859,004	1,919,575	5,035,118	5,899,324	5,095,862	4,891,607
Units purchased	24,716	3,391	1,670,517	4,210,570	426,392	595,935	3,803,880	2,487,611
Units redeemed	(3,622)	(6,921)	(932,037)	(1,271,141)	(1,115,394)	(1,460,141)	(2,383,389)	(2,283,356)

Ending units	35,322	14,228	5,597,484	4,859,004	4,346,116	5,035,118	6,516,353	5,095,862

	JAIGS		LZREMS		LOVTRC		M2IGSS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$30,773	1,592,428	106,320	(122,697)	341,749	238,087	(66,625)	(68,604)
Realized gain (loss) on investments	(2,351,849)	(8,609,147)	658,270	(1,309,702)	(82,561)	(20,538)	(72,057)	(109,363)
Change in unrealized gain (loss) on investments	13,519,548	1,656,141	8,272,544	5,253,077	118,343	(511,046)	1,250,513	(284,743)
Reinvested capital gains	-	1,277,125	-	-	-	42,909	313,256	701,323

Net increase (decrease) in contract owners’ equity resulting from operations	11,198,472	(4,083,453)	9,037,134	3,820,678	377,531	(250,588)	1,425,087	238,613

Equity transactions:
Purchase payments received from contract owners (note 3)	561,855	1,419,251	9,774,498	6,369,977	10,999,764	5,435,799	43,625	100,235
Transfers between funds	(393,748)	(2,816,761)	(3,031,202)	12,272,295	5,726,281	6,343,978	(818,741)	317,553
Redemptions (note 3)	(5,155,735)	(6,349,418)	(2,335,627)	(3,336,804)	(1,147,511)	(221,207)	(531,246)	(713,127)
Annuity benefits	(10,156)	(8,998)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7,903)	(9,214)	(1,337)	(1,233)	(98,746)	(11,429)	(480)	(586)
Contingent deferred sales charges (note 2)	(14,390)	(29,854)	(17,165)	(45,990)	(6,192)	(1,290)	(30)	(78)
Adjustments to maintain reserves	(1,125)	(694)	(598)	(416)	(284)	(29)	(239)	(128)

Net equity transactions	(5,021,202)	(7,795,688)	4,388,569	15,257,829	15,473,312	11,545,822	(1,307,111)	(296,131)

Net change in contract owners’ equity	6,177,270	(11,879,141)	13,425,703	19,078,507	15,850,843	11,295,234	117,976	(57,518)
Contract owners’ equity beginning of period	39,379,854	51,258,995	35,091,210	16,012,703	11,295,234	-	6,098,868	6,156,386

Contract owners’ equity end of period	$45,557,124	39,379,854	48,516,913	35,091,210	27,146,077	11,295,234	6,216,844	6,098,868

CHANGES IN UNITS:
Beginning units	2,427,421	2,950,471	4,087,331	2,211,426	1,134,112	-	601,619	633,135
Units purchased	401,365	405,572	2,242,353	3,408,513	1,988,321	1,404,911	26,487	88,915
Units redeemed	(639,528)	(928,622)	(1,848,998)	(1,532,608)	(461,782)	(270,799)	(142,490)	(120,431)

Ending units	2,189,258	2,427,421	4,480,686	4,087,331	2,660,651	1,134,112	485,616	601,619

	MNDSC		MVUSC		MVFSC		MVIVSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(484,938)	(410,285)	5,925	4,063	700,208	1,294,762	(642,394)	(902,270)
Realized gain (loss) on investments	(784,578)	(1,074,907)	(5,532)	(5,371)	24,622,547	16,241,744	8,494,585	5,049,046
Change in unrealized gain (loss) on investments	7,124,208	2,026,483	20,168	12,019	17,306,027	(5,644,373)	50,158,403	(4,607,125)
Reinvested capital gains	605,596	1,260,284	-	3,044	16,169,518	31,270,320	257,308	5,100,115

Net increase (decrease) in contract owners’ equity resulting from operations	6,460,288	1,801,575	20,561	13,755	58,798,300	43,162,453	58,267,902	4,639,766

Equity transactions:
Purchase payments received from contract owners (note 3)	2,366,493	3,033,973	17,500	12,030	20,322,373	19,888,706	22,731,422	21,546,028
Transfers between funds	4,967,571	(1,148,923)	(3,635)	553	(13,073,965)	9,002,469	12,486,084	4,768,311
Redemptions (note 3)	(1,776,128)	(1,323,850)	-	(11,549)	(37,680,801)	(32,213,522)	(16,719,275)	(13,828,503)
Annuity benefits	-	-	-	-	(17,850)	(15,653)	(1,591)	(1,453)
Contract maintenance charges (note 2)	(88,151)	(76,678)	-	-	(2,073,173)	(2,026,270)	(1,462,012)	(1,253,142)
Contingent deferred sales charges (note 2)	(10,437)	(7,617)	-	-	(95,527)	(86,506)	(73,198)	(60,761)
Adjustments to maintain reserves	(803)	(511)	(7)	(13)	(1,408)	(1,052)	(1,439)	(1,315)

Net equity transactions	5,458,545	476,394	13,858	1,021	(32,620,351)	(5,451,828)	16,959,991	11,169,165

Net change in contract owners’ equity	11,918,833	2,277,969	34,419	14,776	26,177,949	37,710,625	75,227,893	15,808,931
Contract owners’ equity beginning of period	26,229,003	23,951,034	148,800	134,024	396,385,607	358,674,982	224,182,054	208,373,123

Contract owners’ equity end of period	$38,147,836	26,229,003	183,219	148,800	422,563,556	396,385,607	299,409,947	224,182,054

CHANGES IN UNITS:
Beginning units	1,975,791	1,931,535	13,452	13,406	13,487,674	13,646,938	14,144,359	13,447,782
Units purchased	785,601	467,281	2,966	2,131	1,357,463	2,415,827	3,577,070	3,303,139
Units redeemed	(453,012)	(423,025)	(1,874)	(2,085)	(2,379,931)	(2,575,091)	(2,589,827)	(2,606,562)

Ending units	2,308,380	1,975,791	14,544	13,452	12,465,206	13,487,674	15,131,602	14,144,359

	MSGI2		MSVFI		MSVF2		MSEM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$86,380	21,457	44,711	14,838	150,678	18,629	71,810	79,138
Realized gain (loss) on investments	(5,832)	(49,992)	12,957	1,612	108,367	215,171	14,938	6,155
Change in unrealized gain (loss) on investments	481,092	(76,485)	54,664	79,878	194,022	240,125	55,417	77,589
Reinvested capital gains	613,659	267,440	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,175,299	162,420	112,332	96,328	453,067	473,925	142,165	162,882

Equity transactions:
Purchase payments received from contract owners (note 3)	2,463,363	2,017,215	203,980	15,264	236,492	367,966	-	-
Transfers between funds	1,598,794	5,893,493	345,580	305,945	508,438	(260,489)	(23,958)	(87,113)
Redemptions (note 3)	(961,869)	(378,120)	(408,837)	(302,215)	(1,245,858)	(1,496,416)	(160,651)	(130,850)
Annuity benefits	-	-	(1,184)	-	(1,089)	(1,096)	-	-
Contract maintenance charges (note 2)	(522)	(270)	(400)	(407)	(18,890)	(20,163)	(924)	(1,032)
Contingent deferred sales charges (note 2)	(3,460)	(2,635)	-	(72)	(100)	(817)	-	(76)
Adjustments to maintain reserves	(332)	(136)	1,176	(44)	(338)	(208)	(47)	(56)

Net equity transactions	3,095,974	7,529,547	140,315	18,471	(521,345)	(1,411,223)	(185,580)	(219,127)

Net change in contract owners’ equity	4,271,273	7,691,967	252,647	114,799	(68,278)	(937,298)	(43,415)	(56,245)
Contract owners’ equity beginning of period	8,963,172	1,271,205	2,183,887	2,069,088	10,615,879	11,553,177	1,789,500	1,845,745

Contract owners’ equity end of period	$13,234,445	8,963,172	2,436,534	2,183,887	10,547,601	10,615,879	1,746,085	1,789,500

CHANGES IN UNITS:
Beginning units	964,729	154,932	164,356	163,055	799,543	908,448	64,563	72,640
Units purchased	934,178	1,215,315	57,083	71,161	91,729	122,940	-	-
Units redeemed	(612,864)	(405,518)	(48,758)	(69,860)	(131,606)	(231,845)	(6,384)	(8,077)

Ending units	1,286,043	964,729	172,681	164,356	759,666	799,543	58,179	64,563

	MSEMB		VKVGR2		MSVRE		MSVREB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$29,128	26,425	1,964	(2,122)	5	(32)	(1)	(9)
Realized gain (loss) on investments	18,903	4,662	6,512	251	1,274	1,301	155	157
Change in unrealized gain (loss) on investments	1,970	24,366	12,002	4,677	(939)	192	(114)	29
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50,001	55,453	20,478	2,806	340	1,461	40	177

Equity transactions:
Purchase payments received from contract owners (note 3)	127,972	-	42,518	537	-	(1,109)	-	-
Transfers between funds	(29,471)	542	(233,737)	51,186	-	-	-	-
Redemptions (note 3)	(50,813)	(55,217)	(49,724)	(20,662)	-	1,109	-	-
Annuity benefits	-	-	-	-	(3,103)	(3,189)	(537)	(553)
Contract maintenance charges (note 2)	(91)	(86)	(6)	(6)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(81)	(62)	(14)	(5)	1,119	1,057	(2)	3

Net equity transactions	47,516	(54,823)	(240,963)	31,050	(1,984)	(2,132)	(539)	(550)

Net change in contract owners’ equity	97,517	630	(220,485)	33,856	(1,644)	(671)	(499)	(373)
Contract owners’ equity beginning of period	601,667	601,037	436,532	402,676	28,349	29,020	3,182	3,555

Contract owners’ equity end of period	$699,184	601,667	216,047	436,532	26,705	28,349	2,683	3,182

CHANGES IN UNITS:
Beginning units	34,535	37,621	41,570	38,899	-	-	-	-
Units purchased	16,633	949	6,884	6,267	-	-	-	-
Units redeemed	(7,745)	(4,035)	(29,490)	(3,596)	-	-	-	-

Ending units	43,423	34,535	18,964	41,570	-	-	-	-

	NAMGI2		NAMAA2		NVAMV1		NVAMV2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(509,499)	408,710	7,544,269	(11,636,179)	134,907	455,837	44,082	1,288,987
Realized gain (loss) on investments	(20,023)	(530,341)	597,454	(195,199)	1,156,720	797,967	4,221,995	2,261,107
Change in unrealized gain (loss) on investments	36,356,376	1,048,622	154,968,774	66,531,104	181,811	2,166,861	983,664	8,004,570
Reinvested capital gains	250,869	7,639,902	15,239,276	-	1,628,404	4,364,072	6,830,745	15,831,432

Net increase (decrease) in contract owners’ equity resulting from operations	36,077,723	8,566,893	178,349,773	54,699,726	3,101,842	7,784,737	12,080,486	27,386,096

Equity transactions:
Purchase payments received from contract owners (note 3)	109,201,385	79,822,242	323,284,516	335,165,189	668,212	643,862	13,139,872	11,302,317
Transfers between funds	(11,146,006)	(7,716,137)	53,423,836	28,328,045	(1,270,715)	624,172	(8,072,217)	8,509,725
Redemptions (note 3)	(4,767,872)	(2,279,093)	(29,520,700)	(16,670,751)	(5,634,869)	(6,314,537)	(15,879,136)	(15,355,177)
Annuity benefits	-	-	-	-	(12,502)	(4,531)	(25,653)	(23,322)
Contract maintenance charges (note 2)	(1,680,484)	(623,199)	(13,289,417)	(7,968,034)	(15,227)	(16,770)	(875,161)	(818,960)
Contingent deferred sales charges (note 2)	(53,189)	(31,665)	(568,440)	(275,491)	(2,546)	(1,307)	(44,887)	(37,607)
Adjustments to maintain reserves	(833)	(310)	(2,663)	(234)	2,042	3,434	(1,550)	(1,267)

Net equity transactions	91,553,001	69,171,838	333,327,132	338,578,724	(6,265,605)	(5,065,677)	(11,758,732)	3,575,709

Net change in contract owners’ equity	127,630,724	77,738,731	511,676,905	393,278,450	(3,163,763)	2,719,060	321,754	30,961,805
Contract owners’ equity beginning of period	142,032,231	64,293,500	987,741,851	594,463,401	47,747,239	45,028,179	185,461,886	154,500,081

Contract owners’ equity end of period	$269,662,955	142,032,231	1,499,418,756	987,741,851	44,583,476	47,747,239	185,783,640	185,461,886

CHANGES IN UNITS:
Beginning units	13,095,102	6,439,133	96,551,805	62,152,068	1,867,130	2,093,055	7,464,284	7,354,304
Units purchased	9,514,216	8,015,208	36,584,254	39,646,036	69,216	112,845	1,142,504	1,753,865
Units redeemed	(1,913,695)	(1,359,239)	(6,695,442)	(5,246,299)	(310,464)	(338,770)	(1,609,446)	(1,643,885)

Ending units	20,695,623	13,095,102	126,440,617	96,551,805	1,625,882	1,867,130	6,997,342	7,464,284

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(25,164,923)	25,226,479	(5,427,470)	23,743,520	(2,523,242)	(87,576)	(6,524,106)	(5,556,370)
Realized gain (loss) on investments	63,719,828	14,746,963	1,421,598	8,722,404	11,564,938	9,480,510	19,500,576	9,536,982
Change in unrealized gain (loss) on investments	652,513,562	16,448,644	38,417,907	(25,182,335)	41,874,751	(37,020,712)	63,546,186	(61,254,146)
Reinvested capital gains	141,948,822	347,686,969	7,435,690	7,694,907	24,035,364	24,533,853	39,086,580	86,756,436

Net increase (decrease) in contract owners’ equity resulting from operations	833,017,289	404,109,055	41,847,725	14,978,496	74,951,811	(3,093,925)	115,609,236	29,482,902

Equity transactions:
Purchase payments received from contract owners (note 3)	379,476,113	439,925,786	374,324,680	409,489,117	25,480,653	23,522,797	54,589,133	41,298,095
Transfers between funds	16,447,363	98,668,652	260,298,163	44,512,087	(4,166,053)	(5,591,398)	6,720,930	(17,031,101)
Redemptions (note 3)	(429,635,887)	(328,189,173)	(135,928,199)	(112,874,001)	(22,455,480)	(16,239,920)	(40,913,009)	(27,501,235)
Annuity benefits	(16,998)	(15,163)	(41,255)	(44,750)	(5,795)	(5,254)	(20,698)	(14,179)
Contract maintenance charges (note 2)	(64,136,717)	(57,578,466)	(28,438,676)	(22,806,370)	(1,334,942)	(1,174,203)	(1,502,317)	(1,343,441)
Contingent deferred sales charges (note 2)	(1,817,479)	(1,994,580)	(961,852)	(1,059,401)	(84,915)	(68,907)	(120,200)	(129,083)
Adjustments to maintain reserves	(72,951)	(1,718)	(51,684)	8,769	(6,078)	(9,632)	(1,992)	264

Net equity transactions	(99,756,556)	150,815,338	469,201,177	317,225,451	(2,572,610)	433,483	18,751,847	(4,720,680)

Net change in contract owners’ equity	733,260,733	554,924,393	511,048,902	332,203,947	72,379,201	(2,660,442)	134,361,083	24,762,222
Contract owners’ equity beginning of period	5,946,135,338	5,391,210,945	2,298,311,738	1,966,107,791	257,511,644	260,172,086	441,447,667	416,685,445

Contract owners’ equity end of period	$6,679,396,071	5,946,135,338	2,809,360,640	2,298,311,738	329,890,845	257,511,644	575,808,750	441,447,667

CHANGES IN UNITS:
Beginning units	385,906,351	375,976,645	199,364,903	172,807,397	16,411,990	16,378,721	27,107,207	27,464,041
Units purchased	36,403,350	49,534,670	58,627,810	47,800,368	3,228,466	2,897,082	5,407,062	4,162,320
Units redeemed	(42,599,488)	(39,604,964)	(18,906,401)	(21,242,862)	(3,335,556)	(2,863,813)	(4,398,049)	(4,519,154)

Ending units	379,710,213	385,906,351	239,086,312	199,364,903	16,304,900	16,411,990	28,116,220	27,107,207

	GVAGI2		HIBF		GEM		GEM2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,547,251)	(6,942,912)	2,544,917	2,849,360	7,643	(41,503)	(370,728)	(390,715)
Realized gain (loss) on investments	94,071,612	38,043,268	1,563,385	(3,914,095)	102,492	(396,133)	267,624	(2,699,223)
Change in unrealized gain (loss) on investments	145,223,909	(147,452,882)	(594,278)	9,905,911	2,925,748	926,106	17,812,475	5,735,055
Reinvested capital gains	279,886,157	340,271,573	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	516,634,427	223,919,047	3,514,024	8,841,176	3,035,883	488,470	17,709,371	2,645,117

Equity transactions:
Purchase payments received from contract owners (note 3)	320,540,696	375,324,250	4,001,993	3,900,472	527,268	278,740	5,462,579	2,256,802
Transfers between funds	(184,503,491)	(24,673,852)	(6,641,164)	6,062,951	1,018,387	(281,640)	3,983,393	(6,192,850)
Redemptions (note 3)	(155,860,138)	(125,322,795)	(8,198,110)	(8,479,153)	(1,345,805)	(1,269,468)	(4,435,298)	(4,200,139)
Annuity benefits	(22,962)	(20,441)	(311)	(306)	(846)	(703)	(7,171)	(5,511)
Contract maintenance charges (note 2)	(28,021,397)	(23,168,825)	(3,787)	(4,429)	(4,013)	(4,457)	(3,508)	(3,904)
Contingent deferred sales charges (note 2)	(1,020,035)	(1,138,077)	(11,541)	(16,000)	(609)	(892)	(12,936)	(18,652)
Adjustments to maintain reserves	(37,720)	15,451	(1,156)	(902)	(1,029)	(2,606)	(2,195)	(2,982)

Net equity transactions	(48,925,047)	201,015,711	(10,854,076)	1,462,633	193,353	(1,281,026)	4,984,864	(8,167,236)

Net change in contract owners’ equity	467,709,380	424,934,758	(7,340,052)	10,303,809	3,229,236	(792,556)	22,694,235	(5,522,119)
Contract owners’ equity beginning of period	2,606,759,337	2,181,824,579	72,969,003	62,665,194	7,807,404	8,599,960	45,436,271	50,958,390

Contract owners’ equity end of period	$3,074,468,717	2,606,759,337	65,628,951	72,969,003	11,036,640	7,807,404	68,130,506	45,436,271

CHANGES IN UNITS:
Beginning units	180,180,514	165,263,144	3,399,461	3,261,275	426,004	494,600	1,775,366	2,110,360
Units purchased	23,656,166	35,739,816	733,149	3,020,172	137,370	63,310	659,706	346,748
Units redeemed	(27,211,273)	(20,822,446)	(1,237,531)	(2,881,986)	(111,048)	(131,906)	(481,303)	(681,742)

Ending units	176,625,407	180,180,514	2,895,079	3,399,461	452,326	426,004	1,953,769	1,775,366

	GIG		NVIE6		NVNMO1		NVNMO2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$65,904	131,346	(20,399)	142,457	(608,264)	(375,527)	(314,396)	(203,087)
Realized gain (loss) on investments	62,608	(462,773)	1,174,413	143,621	2,945,968	1,635,282	490,052	95,215
Change in unrealized gain (loss) on investments	3,854,846	186,332	8,773,063	(602,833)	11,646,608	3,271,494	5,592,992	1,582,050
Reinvested capital gains	-	-	-	-	1,527,858	3,293,419	677,596	1,197,666

Net increase (decrease) in contract owners’ equity resulting from operations	3,983,358	(145,095)	9,927,077	(316,755)	15,512,170	7,824,668	6,446,244	2,671,844

Equity transactions:
Purchase payments received from contract owners (note 3)	221,676	308,532	4,066,493	2,145,876	901,531	615,396	6,162,791	820,551
Transfers between funds	(130,605)	(536,080)	3,412,854	(604,164)	(658,473)	(1,829,395)	4,556,128	(915,465)
Redemptions (note 3)	(1,870,032)	(2,380,928)	(3,118,660)	(2,261,999)	(8,621,425)	(7,127,561)	(2,252,645)	(2,330,106)
Annuity benefits	(4,534)	(4,019)	-	-	(15,987)	(11,893)	-	-
Contract maintenance charges (note 2)	(6,789)	(7,334)	(226,258)	(208,064)	(26,084)	(27,580)	(208,639)	(196,156)
Contingent deferred sales charges (note 2)	(912)	(1,265)	(12,508)	(6,264)	(884)	(1,271)	(6,299)	(11,652)
Adjustments to maintain reserves	75	175	(1,176)	(565)	(8,178)	929	(761)	(361)

Net equity transactions	(1,791,121)	(2,620,919)	4,120,745	(935,180)	(8,429,500)	(8,381,375)	8,250,575	(2,633,189)

Net change in contract owners’ equity	2,192,237	(2,766,014)	14,047,822	(1,251,935)	7,082,670	(556,707)	14,696,819	38,655
Contract owners’ equity beginning of period	15,997,230	18,763,244	38,728,376	39,980,311	70,866,178	71,422,885	25,449,885	25,411,230

Contract owners’ equity end of period	$18,189,467	15,997,230	52,776,198	38,728,376	77,948,848	70,866,178	40,146,704	25,449,885

CHANGES IN UNITS:
Beginning units	1,229,114	1,434,332	4,680,764	4,786,711	4,870,321	5,502,381	1,806,938	2,018,042
Units purchased	50,240	46,105	1,268,749	810,273	109,164	54,953	1,085,438	151,980
Units redeemed	(167,655)	(251,323)	(841,913)	(916,220)	(634,204)	(687,013)	(572,932)	(363,084)

Ending units	1,111,699	1,229,114	5,107,600	4,680,764	4,345,281	4,870,321	2,319,444	1,806,938

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(15,102)	(11,528)	(1,174,296)	(956,565)	(317,749)	416,645	8,626,403	25,057,363
Realized gain (loss) on investments	(28,673)	(51,451)	10,258,748	10,461,002	1,248,950	207,217	39,859,951	28,162,185
Change in unrealized gain (loss) on investments	193,467	10,537	(1,435,730)	(12,079,891)	5,738,071	(1,805,131)	68,628,464	(59,493,934)
Reinvested capital gains	185,986	211,717	10,582,509	11,920,463	4,858,858	5,384,382	104,446,870	102,592,055

Net increase (decrease) in contract owners’ equity resulting from operations	335,678	159,275	18,231,231	9,345,009	11,528,130	4,203,113	221,561,688	96,317,669

Equity transactions:
Purchase payments received from contract owners (note 3)	115,273	131,675	3,844,142	2,320,904	3,415,494	6,045,850	74,358,097	132,371,513
Transfers between funds	49,015	(115,397)	(4,906,206)	(5,256,394)	(2,295,842)	(2,454,370)	(36,608,297)	(28,905,460)
Redemptions (note 3)	(395,515)	(542,045)	(14,590,168)	(13,267,784)	(6,150,036)	(5,012,865)	(128,422,984)	(117,650,449)
Annuity benefits	-	-	(7,948)	(6,839)	(859)	(769)	(9,317)	(8,908)
Contract maintenance charges (note 2)	(831)	(889)	(677,927)	(699,172)	(4,643)	(5,129)	(26,361,616)	(24,976,954)
Contingent deferred sales charges (note 2)	(840)	(2,221)	(16,325)	(11,685)	(33,094)	(18,560)	(814,664)	(1,156,377)
Adjustments to maintain reserves	(145)	(33)	(938)	(759)	(841)	(740)	(5,890)	(6,701)

Net equity transactions	(233,043)	(528,910)	(16,355,370)	(16,921,729)	(5,069,821)	(1,446,583)	(117,864,671)	(40,333,336)

Net change in contract owners’ equity	102,635	(369,635)	1,875,861	(7,576,720)	6,458,309	2,756,530	103,697,017	55,984,333
Contract owners’ equity beginning of period	2,103,063	2,472,698	117,910,139	125,486,859	67,472,151	64,715,621	2,182,848,151	2,126,863,818

Contract owners’ equity end of period	$2,205,698	2,103,063	119,786,000	117,910,139	73,930,460	67,472,151	2,286,545,168	2,182,848,151

CHANGES IN UNITS:
Beginning units	129,072	164,906	7,416,099	8,567,800	5,239,664	5,356,750	170,712,773	174,013,314
Units purchased	17,193	11,950	442,508	420,253	420,300	614,587	9,432,544	14,270,541
Units redeemed	(30,627)	(47,784)	(1,400,715)	(1,571,954)	(788,205)	(731,673)	(18,312,528)	(17,571,082)

Ending units	115,638	129,072	6,457,892	7,416,099	4,871,759	5,239,664	161,832,789	170,712,773

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,297,214	31,207,156	3,757,723	6,938,839	6,713,900	31,055,490	(358,169)	3,576,908
Realized gain (loss) on investments	41,841,224	38,162,617	(1,642,979)	(2,367,910)	39,684,833	35,750,699	3,453,611	3,486,766
Change in unrealized gain (loss) on investments	135,953,914	(128,136,197)	16,586,935	(2,166,263)	103,001,685	(115,104,841)	23,396,173	(16,475,654)
Reinvested capital gains	176,519,613	203,418,155	14,653,561	19,745,565	162,989,937	180,128,157	27,965,620	29,619,034

Net increase (decrease) in contract owners’ equity resulting from operations	357,611,965	144,651,731	33,355,240	22,150,231	312,390,355	131,829,505	54,457,235	20,207,054

Equity transactions:
Purchase payments received from contract owners (note 3)	20,780,133	23,870,566	21,698,707	39,312,245	31,530,519	44,648,329	6,693,492	10,070,085
Transfers between funds	(24,703,012)	(49,763,657)	(3,920,118)	26,499,072	(41,886,594)	(48,711,686)	(7,969,176)	(8,816,165)
Redemptions (note 3)	(176,561,967)	(151,074,616)	(68,305,737)	(64,390,277)	(184,772,183)	(144,957,349)	(36,469,964)	(31,153,160)
Annuity benefits	(10,949)	(5,045)	(2,424)	(2,420)	(5,481)	(5,150)	-	-
Contract maintenance charges (note 2)	(32,733,312)	(32,398,552)	(8,904,735)	(8,843,857)	(30,186,950)	(29,845,889)	(1,871,611)	(1,991,854)
Contingent deferred sales charges (note 2)	(439,054)	(616,200)	(313,524)	(573,547)	(651,734)	(897,851)	(57,659)	(54,813)
Adjustments to maintain reserves	(9,659)	(3,748)	(9,615)	(911)	(23,070)	(190)	(1,377)	(780)

Net equity transactions	(213,677,820)	(209,991,252)	(59,757,446)	(7,999,695)	(225,995,493)	(179,769,786)	(39,676,295)	(31,946,687)

Net change in contract owners’ equity	143,934,145	(65,339,521)	(26,402,206)	14,150,536	86,394,862	(47,940,281)	14,780,940	(11,739,633)
Contract owners’ equity beginning of period	2,632,411,493	2,697,751,014	723,059,085	708,908,549	2,652,047,952	2,699,988,233	354,523,164	366,262,797

Contract owners’ equity end of period	$2,776,345,638	2,632,411,493	696,656,879	723,059,085	2,738,442,814	2,652,047,952	369,304,104	354,523,164

CHANGES IN UNITS:
Beginning units	200,598,080	217,431,242	60,815,023	61,515,066	204,434,070	218,892,033	27,286,181	29,878,087
Units purchased	5,277,793	5,916,997	7,397,530	11,846,905	6,150,807	7,241,278	1,047,070	2,205,806
Units redeemed	(20,447,124)	(22,750,159)	(12,371,041)	(12,546,948)	(22,644,335)	(21,699,241)	(3,881,778)	(4,797,712)

Ending units	185,428,749	200,598,080	55,841,512	60,815,023	187,940,542	204,434,070	24,451,473	27,286,181

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,275,352	9,029,250	56,242	61,024	1,452,258	1,279,749	589,578	903,701
Realized gain (loss) on investments	8,115,646	6,102,786	(17,267)	10,735	184,667	220,201	(430,054)	(157,108)
Change in unrealized gain (loss) on investments	20,510,203	(12,282,810)	64,944	58,998	1,026,816	1,371,622	1,350,537	109,490
Reinvested capital gains	33,317,810	32,712,462	—	6,228	—	168,646	—	265,927

Net increase (decrease) in contract owners’ equity resulting from operations	65,219,011	35,561,688	103,919	136,985	2,663,741	3,040,218	1,510,061	1,122,010

Equity transactions:
Purchase payments received from contract owners (note 3)	21,854,076	44,043,351	48,700	134,224	5,792,521	6,408,011	3,215,265	5,082,393
Transfers between funds	(17,623,463)	(12,530,690)	127,425	805,439	5,559,965	516,167	2,850,402	497,281
Redemptions (note 3)	(59,954,856)	(57,867,931)	(298,295)	(455,344)	(9,592,067)	(9,304,867)	(4,458,172)	(4,107,198)
Annuity benefits	—	(12,899)	—	—	(6,232)	(6,206)	—	—
Contract maintenance charges (note 2)	(9,543,950)	(9,395,409)	(826)	(941)	(606,285)	(556,661)	(548,213)	(545,877)
Contingent deferred sales charges (note 2)	(360,852)	(416,740)	(534)	(313)	(19,237)	(11,946)	(15,348)	(27,086)
Adjustments to maintain reserves	(2,339)	(2,723)	(34)	(59)	(896)	(737)	(781)	(637)

Net equity transactions	(65,631,384)	(36,183,041)	(123,564)	483,006	1,127,769	(2,956,239)	1,043,153	898,876

Net change in contract owners’ equity	(412,373)	(621,353)	(19,645)	619,991	3,791,510	83,979	2,553,214	2,020,886
Contract owners’ equity beginning of period	819,439,987	820,061,340	3,482,975	2,862,984	96,083,897	95,999,918	67,608,454	65,587,568

Contract owners’ equity end of period	$819,027,614	819,439,987	3,463,330	3,482,975	99,875,407	96,083,897	70,161,668	67,608,454

CHANGES IN UNITS:
Beginning units	65,146,020	68,111,828	272,710	233,064	7,826,378	8,086,301	5,144,916	5,081,927
Units purchased	3,077,446	6,185,866	35,616	131,905	2,632,173	1,843,876	927,342	1,501,419
Units redeemed	(8,096,066)	(9,151,674)	(45,107)	(92,259)	(2,538,996)	(2,103,799)	(850,164)	(1,438,430)

Ending units	60,127,400	65,146,020	263,219	272,710	7,919,555	7,826,378	5,222,094	5,144,916

	TRF		TRF2		GBF		GVIX2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(387,869)	102,829	(834,428)	(420,234)	1,298,348	950,760	26,317	12,563
Realized gain (loss) on investments	3,171,918	3,934,928	15,022,062	12,720,531	(3,952,023)	(3,800,037)	18,714	(11,811)
Change in unrealized gain (loss) on investments	18,811,471	7,058,044	4,652,507	(2,458,379)	4,016,670	1,598,835	137,198	11,004
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,595,520	11,095,801	18,840,141	9,841,918	1,362,995	(1,250,442)	182,229	11,756

Equity transactions:
Purchase payments received from contract owners (note 3)	1,030,174	1,471,776	2,461,815	2,959,287	5,139,597	8,119,029	499,497	173,938
Transfers between funds	(1,270,412)	(1,825,628)	(5,954,192)	(8,177,591)	7,080,585	5,528,118	209,458	190,762
Redemptions (note 3)	(11,626,956)	(13,138,176)	(13,719,185)	(13,373,752)	(28,673,409)	(29,719,293)	(117,472)	(85,504)
Annuity benefits	(48,504)	(42,470)	(5,904)	(5,062)	(20,832)	(22,485)	-	-
Contract maintenance charges (note 2)	(61,224)	(66,418)	(555,509)	(575,431)	(1,011,833)	(1,023,644)	(113)	(562)
Contingent deferred sales charges (note 2)	(1,501)	(2,960)	(20,428)	(9,675)	(38,533)	(61,648)	-	-
Adjustments to maintain reserves	1,019	5,976	(2,077)	(890)	1,011	4,051	(20)	1

Net equity transactions	(11,977,404)	(13,597,900)	(17,795,480)	(19,183,114)	(17,523,414)	(17,175,872)	591,350	278,635

Net change in contract owners’ equity	9,618,116	(2,502,099)	1,044,661	(9,341,196)	(16,160,419)	(18,426,314)	773,579	290,391
Contract owners’ equity beginning of period	119,350,999	121,853,098	111,083,740	120,424,936	218,506,789	236,933,103	589,297	298,906

Contract owners’ equity end of period	$128,969,115	119,350,999	112,128,401	111,083,740	202,346,370	218,506,789	1,362,876	589,297

CHANGES IN UNITS:
Beginning units	1,304,033	1,468,479	4,706,075	5,584,163	13,597,359	14,815,954	57,766	29,332
Units purchased	10,696	24,251	271,559	282,574	1,666,653	3,700,953	63,845	36,982
Units redeemed	(130,430)	(188,697)	(963,046)	(1,160,662)	(2,843,034)	(4,919,548)	(13,666)	(8,548)

Ending units	1,184,299	1,304,033	4,014,588	4,706,075	12,420,978	13,597,359	107,945	57,766

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$807,297	474,704	(206,600)	(97,766)	5,866,069	7,351,976	2,638,736	4,647,999
Realized gain (loss) on investments	1,303,617	(284,916)	7,814,835	8,683,793	18,577,696	3,835,554	33,710,891	23,504,863
Change in unrealized gain (loss) on investments	11,336,940	(639,864)	6,920,957	(8,744,217)	79,545,096	21,735,444	94,874,082	1,058,936
Reinvested capital gains	-	-	13,088,003	13,024,614	37,319,326	33,730,951	55,312,340	56,678,929

Net increase (decrease) in contract owners’ equity resulting from operations	13,447,854	(450,076)	27,617,195	12,866,424	141,308,187	66,653,925	186,536,049	85,890,727

Equity transactions:
Purchase payments received from contract owners (note 3)	15,284,026	6,472,830	5,741,135	8,873,402	78,720,979	182,875,045	18,587,486	18,250,545
Transfers between funds	1,842,158	640,630	(1,590,586)	(6,744,922)	(22,793,747)	8,975,590	1,614,371	(9,817,480)
Redemptions (note 3)	(3,484,367)	(2,939,438)	(20,754,233)	(22,831,256)	(75,922,122)	(65,478,027)	(97,843,592)	(56,988,225)
Annuity benefits	(2,798)	(2,097)	(15,741)	(14,149)	-	-	(2,556)	(2,378)
Contract maintenance charges (note 2)	(224,771)	(189,892)	(22,258)	(25,486)	(18,052,769)	(15,747,350)	(18,543,111)	(17,843,019)
Contingent deferred sales charges (note 2)	(25,102)	(16,506)	(37,608)	(15,408)	(647,358)	(794,611)	(356,666)	(312,028)
Adjustments to maintain reserves	(1,507)	(2,215)	(159)	357	(1,869)	(1,139)	(3,241)	(1,072)

Net equity transactions	13,387,639	3,963,312	(16,679,450)	(20,757,462)	(38,696,886)	109,829,508	(96,547,309)	(66,713,657)

Net change in contract owners’ equity	26,835,493	3,513,236	10,937,745	(7,891,038)	102,611,301	176,483,433	89,988,740	19,177,070
Contract owners’ equity beginning of period	54,370,257	50,857,021	175,617,342	183,508,380	1,499,704,435	1,323,221,002	1,461,485,391	1,442,308,321

Contract owners’ equity end of period	$81,205,750	54,370,257	186,555,087	175,617,342	1,602,315,736	1,499,704,435	1,551,474,131	1,461,485,391

CHANGES IN UNITS:
Beginning units	5,900,388	5,462,717	7,220,827	8,101,133	94,544,701	87,448,829	79,973,616	83,811,605
Units purchased	2,564,345	1,278,185	575,126	1,026,622	6,373,067	15,471,561	2,976,568	3,091,301
Units redeemed	(1,290,016)	(840,514)	(1,235,000)	(1,906,928)	(8,749,421)	(8,375,689)	(7,907,344)	(6,929,290)

Ending units	7,174,717	5,900,388	6,560,953	7,220,827	92,168,347	94,544,701	75,042,840	79,973,616

	GVIDC		GVIDM		GVDMA		GVDMC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,744,127	3,289,834	5,793,122	8,408,276	832,128	1,940,312	2,771,516	3,671,409
Realized gain (loss) on investments	(93,569)	(659,347)	17,321,998	22,225,706	16,014,926	(2,241,852)	966,137	(1,421,799)
Change in unrealized gain (loss) on investments	10,797,435	1,660,280	90,438,625	(31,627,249)	46,423,546	(5,810,385)	22,037,547	1,148,048
Reinvested capital gains	14,022,699	14,531,324	141,481,794	128,451,854	52,403,736	60,773,482	34,166,181	29,793,146

Net increase (decrease) in contract owners’ equity resulting from operations	27,470,692	18,822,091	255,035,539	127,458,587	115,674,336	54,661,557	59,941,381	33,190,804

Equity transactions:
Purchase payments received from contract owners (note 3)	23,798,266	54,356,554	30,723,673	43,494,557	14,709,413	17,455,322	23,894,504	48,356,711
Transfers between funds	21,630,763	60,787,630	(16,042,641)	(50,579,619)	(19,194,678)	(20,078,190)	(16,741,017)	75,499
Redemptions (note 3)	(88,010,856)	(80,912,145)	(187,007,358)	(179,297,657)	(94,381,996)	(96,715,610)	(68,611,658)	(60,513,343)
Annuity benefits	-	-	(18,883)	(17,876)	(17,973)	(16,431)	(10,569)	(9,869)
Contract maintenance charges (note 2)	(8,014,337)	(7,617,115)	(20,518,145)	(20,302,343)	(3,660,819)	(3,960,626)	(7,878,047)	(7,544,369)
Contingent deferred sales charges (note 2)	(800,682)	(674,735)	(543,741)	(531,118)	(58,272)	(79,903)	(207,239)	(334,941)
Adjustments to maintain reserves	(8,686)	(1,032)	(14,114)	(1,591)	(50,696)	(330)	(3,113)	(838)

Net equity transactions	(51,405,532)	25,939,157	(193,421,209)	(207,235,647)	(102,655,021)	(103,395,768)	(69,557,139)	(19,971,150)

Net change in contract owners’ equity	(23,934,840)	44,761,248	61,614,330	(79,777,060)	13,019,315	(48,734,211)	(9,615,758)	13,219,654
Contract owners’ equity beginning of period	692,459,501	647,698,253	2,360,990,523	2,440,767,583	819,542,485	868,276,696	821,952,792	808,733,138

Contract owners’ equity end of period	$668,524,661	692,459,501	2,422,604,853	2,360,990,523	832,561,800	819,542,485	812,337,034	821,952,792

CHANGES IN UNITS:
Beginning units	48,849,367	46,933,158	122,410,696	133,428,382	35,794,497	40,552,102	48,904,136	50,084,778
Units purchased	7,304,166	14,554,381	4,702,375	5,422,378	1,373,892	2,099,134	2,431,137	5,085,392
Units redeemed	(10,928,913)	(12,638,172)	(14,032,541)	(16,440,064)	(5,494,042)	(6,856,739)	(6,384,894)	(6,266,034)

Ending units	45,224,620	48,849,367	113,080,530	122,410,696	31,674,347	35,794,497	44,950,379	48,904,136

	MCIF		SAM		NVMIG1		NVMIG6
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(910,521)	(352,540)	(5,697,017)	(8,815,824)	(26,871)	23,260	(635,861)	(356,103)
Realized gain (loss) on investments	8,142,863	6,612,039	-	70	(302,268)	(630,208)	5,627,863	2,775,791
Change in unrealized gain (loss) on investments	8,504,743	6,452,896	-	-	5,523,835	(762,957)	18,817,170	(9,431,479)
Reinvested capital gains	13,368,103	15,673,890	-	11,933	-	526,958	-	2,468,062

Net increase (decrease) in contract owners’ equity resulting from operations	29,105,188	28,386,285	(5,697,017)	(8,803,821)	5,194,696	(842,947)	23,809,172	(4,543,729)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,825,991	21,044,825	134,583,888	156,658,564	204,736	321,036	1,969,627	2,460,206
Transfers between funds	2,906,902	2,694,315	160,525,058	193,891,658	(307,028)	(434,236)	(4,290,932)	(1,290,827)
Redemptions (note 3)	(18,037,772)	(12,999,514)	(353,706,358)	(346,700,751)	(2,673,909)	(2,624,422)	(13,039,068)	(12,527,248)
Annuity benefits	(16,480)	(14,122)	(102,521)	(108,137)	(10,623)	(9,806)	(2,517)	(2,374)
Contract maintenance charges (note 2)	(520,777)	(482,767)	(1,582,471)	(1,632,243)	(8,681)	(9,797)	(733,060)	(729,113)
Contingent deferred sales charges (note 2)	(68,972)	(31,695)	(239,858)	(624,636)	(552)	(1,180)	(18,817)	(16,028)
Adjustments to maintain reserves	(2,438)	(516)	(17,304)	3,194	(507)	579	1,080	(829)

Net equity transactions	18,086,454	10,210,526	(60,539,566)	1,487,649	(2,796,564)	(2,757,826)	(16,113,687)	(12,106,213)

Net change in contract owners’ equity	47,191,642	38,596,811	(66,236,583)	(7,316,172)	2,398,132	(3,600,773)	7,695,485	(16,649,942)
Contract owners’ equity beginning of period	194,095,039	155,498,228	584,486,098	591,802,270	22,625,401	26,226,174	104,890,102	121,540,044

Contract owners’ equity end of period	$241,286,681	194,095,039	518,249,515	584,486,098	25,023,533	22,625,401	112,585,587	104,890,102

CHANGES IN UNITS:
Beginning units	5,547,630	5,257,305	50,109,476	50,544,180	2,452,159	2,745,069	10,445,091	11,631,797
Units purchased	1,725,265	1,323,349	51,365,925	61,274,739	39,934	54,880	855,068	827,698
Units redeemed	(1,207,958)	(1,033,024)	(55,890,931)	(61,709,443)	(306,566)	(347,790)	(2,238,548)	(2,014,404)

Ending units	6,064,937	5,547,630	45,584,470	50,109,476	2,185,527	2,452,159	9,061,611	10,445,091

	GVDIVI		GVDIV2		NVMLG1		NVMLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$41,341	50,972	511,128	605,063	(88,930)	(45,364)	(1,651,032)	(1,032,213)
Realized gain (loss) on investments	(41,839)	(135,871)	(787,169)	(3,101,459)	257,247	293,206	5,950,549	3,807,736
Change in unrealized gain (loss) on investments	594,117	186,419	11,079,223	4,706,938	1,730,187	(1,462,586)	18,675,297	(18,218,947)
Reinvested capital gains	-	-	-	-	384,425	1,282,059	4,906,145	15,670,880

Net increase (decrease) in contract owners’ equity resulting from operations	593,619	101,520	10,803,182	2,210,542	2,282,929	67,315	27,880,959	227,456

Equity transactions:
Purchase payments received from contract owners (note 3)	59,319	91,485	1,590,419	2,127,738	121,905	156,428	5,403,843	4,132,669
Transfers between funds	(145,536)	32,263	(3,559,802)	1,068,162	7,861	(37,749)	(6,147,730)	(4,219,826)
Redemptions (note 3)	(340,789)	(544,542)	(5,379,696)	(4,335,066)	(1,261,002)	(1,200,335)	(11,130,429)	(11,337,571)
Annuity benefits	(697)	-	(1,030)	(895)	(2,472)	(1,341)	(16,904)	(15,098)
Contract maintenance charges (note 2)	(944)	(1,067)	(472,229)	(455,838)	(3,553)	(3,684)	(446,222)	(444,202)
Contingent deferred sales charges (note 2)	(348)	(108)	(15,827)	(13,458)	(1,779)	(716)	(34,315)	(23,340)
Adjustments to maintain reserves	(128)	(80)	(1,475)	(831)	2,389	(692)	(4,947)	(909)

Net equity transactions	(429,123)	(422,049)	(7,839,640)	(1,610,188)	(1,136,651)	(1,088,089)	(12,376,704)	(11,908,277)

Net change in contract owners’ equity	164,496	(320,529)	2,963,542	600,354	1,146,278	(1,020,774)	15,504,255	(11,680,821)
Contract owners’ equity beginning of period	3,011,220	3,331,749	56,333,228	55,732,874	8,404,790	9,425,564	105,579,270	117,260,091

Contract owners’ equity end of period	$3,175,716	3,011,220	59,296,770	56,333,228	9,551,068	8,404,790	121,083,525	105,579,270

CHANGES IN UNITS:
Beginning units	343,303	394,375	3,854,051	3,936,869	554,024	621,350	7,269,482	8,107,986
Units purchased	14,411	29,465	320,285	1,035,852	45,970	50,699	829,085	644,510
Units redeemed	(60,311)	(80,537)	(816,816)	(1,118,670)	(110,167)	(118,025)	(1,581,809)	(1,483,014)

Ending units	297,403	343,303	3,357,520	3,854,051	489,827	554,024	6,516,758	7,269,482

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,839	19,372	(303,382)	201,269	(2,237,464)	(2,066,284)	(1,754,222)	(1,684,734)
Realized gain (loss) on investments	(120,460)	(163,306)	(184,050)	1,737,825	7,328,335	5,702,580	1,058,426	3,820,135
Change in unrealized gain (loss) on investments	402,275	244,262	6,406,173	316,330	25,532,149	(14,222,089)	20,517,595	(10,884,635)
Reinvested capital gains	220,169	376,324	4,199,587	7,811,646	8,469,406	17,985,176	6,080,142	12,826,085

Net increase (decrease) in contract owners’ equity resulting from operations	506,823	476,652	10,118,328	10,067,070	39,092,426	7,399,383	25,901,941	4,076,851

Equity transactions:
Purchase payments received from contract owners (note 3)	42,578	73,658	4,063,637	3,995,243	1,245,973	1,354,188	7,482,483	4,565,862
Transfers between funds	332,045	74,888	(13,802,740)	10,745,795	(2,386,737)	(3,271,794)	1,619,839	(12,273,894)
Redemptions (note 3)	(591,639)	(538,162)	(6,835,327)	(6,545,432)	(17,004,584)	(16,071,373)	(12,485,104)	(12,290,333)
Annuity benefits	-	-	-	-	(14,129)	(20,454)	(4,149)	(3,580)
Contract maintenance charges (note 2)	(1,273)	(1,307)	(346,043)	(351,535)	(73,710)	(78,095)	(550,775)	(554,033)
Contingent deferred sales charges (note 2)	(806)	(49)	(29,529)	(18,869)	(1,743)	(4,261)	(48,484)	(47,766)
Adjustments to maintain reserves	(71)	(84)	(1,580)	(924)	(13,576)	(58,941)	(2,316)	(1,007)

Net equity transactions	(219,166)	(391,056)	(16,951,582)	7,824,278	(18,248,506)	(18,150,730)	(3,988,506)	(20,604,751)

Net change in contract owners’ equity	287,657	85,596	(6,833,254)	17,891,348	20,843,920	(10,751,347)	21,913,435	(16,527,900)
Contract owners’ equity beginning of period	4,009,163	3,923,567	95,485,885	77,594,537	157,549,258	168,300,605	104,615,539	121,143,439

Contract owners’ equity end of period	$4,296,820	4,009,163	88,652,631	95,485,885	178,393,178	157,549,258	126,528,974	104,615,539

CHANGES IN UNITS:
Beginning units	222,753	250,352	6,504,812	6,048,438	10,317,863	11,576,148	7,147,706	8,659,725
Units purchased	42,937	43,921	1,039,170	1,854,694	134,334	136,375	1,505,297	1,170,439
Units redeemed	(54,349)	(71,520)	(2,169,428)	(1,398,320)	(1,184,593)	(1,394,660)	(1,757,960)	(2,682,458)

Ending units	211,341	222,753	5,374,554	6,504,812	9,267,604	10,317,863	6,895,043	7,147,706

	NVMMV1		NVMMV2		SCGF		SCGF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,680	3,317	(832,520)	(135,162)	(77,350)	(69,130)	(500,876)	(452,457)
Realized gain (loss) on investments	(4,603)	(15,247)	7,053,790	9,373,464	(362,488)	(134,522)	(1,420,987)	(2,333,898)
Change in unrealized gain (loss) on investments	41,305	24,970	11,583,847	7,027,811	1,632,695	(698,343)	8,098,689	(2,052,996)
Reinvested capital gains	33,050	26,166	14,016,904	23,525,402	46,948	1,166,798	260,704	6,597,062

Net increase (decrease) in contract owners’ equity resulting from operations	75,432	39,206	31,822,021	39,791,515	1,239,805	264,803	6,437,530	1,757,711

Equity transactions:
Purchase payments received from contract owners (note 3)	26,286	349,271	5,323,214	6,938,102	187,636	114,344	2,757,776	2,018,481
Transfers between funds	97,185	(41,764)	(7,553,420)	(12,745,246)	210,244	(554,877)	(684,447)	(2,022,910)
Redemptions (note 3)	(59,690)	(725)	(28,566,524)	(27,852,861)	(707,729)	(746,759)	(2,802,981)	(2,396,014)
Annuity benefits	-	-	(7,338)	(5,132)	(3,066)	(2,611)	(1,937)	(1,667)
Contract maintenance charges (note 2)	(180)	(264)	(565,677)	(585,708)	(2,066)	(2,085)	(82,997)	(81,833)
Contingent deferred sales charges (note 2)	-	-	(50,354)	(21,673)	(410)	(439)	(14,427)	(3,834)
Adjustments to maintain reserves	(10)	(26)	(2,280)	(1,149)	(58)	(103)	(1,037)	(609)

Net equity transactions	63,591	306,492	(31,422,379)	(34,273,667)	(315,449)	(1,192,530)	(830,050)	(2,488,386)

Net change in contract owners’ equity	139,023	345,698	399,642	5,517,848	924,356	(927,727)	5,607,480	(730,675)
Contract owners’ equity beginning of period	536,981	191,283	276,978,811	271,460,963	5,515,599	6,443,326	29,161,744	29,892,419

Contract owners’ equity end of period	$676,004	536,981	277,378,453	276,978,811	6,439,955	5,515,599	34,769,224	29,161,744

CHANGES IN UNITS:
Beginning units	34,172	14,266	14,406,181	16,383,590	487,634	608,574	1,265,979	1,375,061
Units purchased	8,118	25,806	615,314	1,358,743	98,691	91,609	268,201	320,861
Units redeemed	(4,364)	(5,900)	(2,172,587)	(3,336,152)	(125,245)	(212,549)	(306,356)	(429,943)

Ending units	37,926	34,172	12,848,908	14,406,181	461,080	487,634	1,227,824	1,265,979

	SCVF		SCVF2		SCF		SCF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(259,677)	(199,817)	(527,360)	(378,528)	(918,272)	(641,649)	(666,458)	(554,531)
Realized gain (loss) on investments	1,424,140	1,004,874	1,086,245	1,194,427	2,763,459	(1,146,451)	1,932,693	3,737,240
Change in unrealized gain (loss) on investments	(356,694)	2,854,353	255,890	3,526,694	1,335,843	4,730,980	437,589	(1,749,516)
Reinvested capital gains	1,490,780	2,953,890	1,985,269	3,596,504	4,680,326	9,770,772	3,193,168	6,362,174

Net increase (decrease) in contract owners’ equity resulting from operations	2,298,549	6,613,300	2,800,044	7,939,097	7,861,356	12,713,652	4,896,992	7,795,367

Equity transactions:
Purchase payments received from contract owners (note 3)	480,886	445,761	2,148,914	2,670,708	783,374	688,804	2,310,736	1,474,026
Transfers between funds	(814,133)	(28,925)	(2,505,964)	2,345,576	(980,533)	(703,427)	(1,614,223)	(1,018,265)
Redemptions (note 3)	(3,516,316)	(3,516,459)	(3,320,415)	(3,634,883)	(7,822,915)	(7,365,772)	(3,896,371)	(4,440,955)
Annuity benefits	(18,983)	(16,257)	(391)	(382)	(23,144)	(17,603)	(4,438)	(3,846)
Contract maintenance charges (note 2)	(10,326)	(10,817)	(91,748)	(83,349)	(24,533)	(25,452)	(118,108)	(117,796)
Contingent deferred sales charges (note 2)	(3,008)	(1,538)	(23,975)	(6,520)	(1,141)	(814)	(7,847)	(12,709)
Adjustments to maintain reserves	1,225	3,188	(914)	(662)	(5,324)	(6,068)	(1,272)	(727)

Net equity transactions	(3,880,655)	(3,125,047)	(3,794,493)	1,290,488	(8,074,216)	(7,430,332)	(3,331,523)	(4,120,272)

Net change in contract owners’ equity	(1,582,106)	3,488,253	(994,449)	9,229,585	(212,860)	5,283,320	1,565,469	3,675,095
Contract owners’ equity beginning of period	33,388,829	29,900,576	43,563,242	34,333,657	70,641,831	65,358,511	44,575,115	40,900,020

Contract owners’ equity end of period	$31,806,723	33,388,829	42,568,793	43,563,242	70,428,971	70,641,831	46,140,584	44,575,115

CHANGES IN UNITS:
Beginning units	827,693	920,025	1,159,257	1,128,122	1,123,947	1,264,093	1,300,494	1,435,176
Units purchased	26,401	40,333	160,427	277,023	25,625	25,171	153,256	231,685
Units redeemed	(119,272)	(132,665)	(259,946)	(245,888)	(145,263)	(165,317)	(248,412)	(366,367)

Ending units	734,822	827,693	1,059,738	1,159,257	1,004,309	1,123,947	1,205,338	1,300,494

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$7,723,705	3,668,710	158,686	214,675	(3,056,389)	(1,987,589)	(3,370,753)	(2,370,338)
Realized gain (loss) on investments	1,219,592	1,181,948	(373,471)	(119,458)	6,966,638	7,823,524	5,946,275	7,790,419
Change in unrealized gain (loss) on investments	1,856,964	9,535,654	242,531	1,034,238	68,840,000	(75,795,699)	50,495,293	(58,438,098)
Reinvested capital gains	-	-	-	-	8,565,388	77,242,966	6,339,638	57,481,396

Net increase (decrease) in contract owners’ equity resulting from operations	10,800,261	14,386,312	27,746	1,129,455	81,315,637	7,283,202	59,410,453	4,463,379

Equity transactions:
Purchase payments received from contract owners (note 3)	13,860,113	12,320,508	9,006,339	16,596,882	3,272,507	3,201,995	8,911,553	10,463,575
Transfers between funds	19,810,299	3,366,899	7,176,392	5,622,656	(6,463,971)	26,088,939	(7,005,795)	41,846,431
Redemptions (note 3)	(16,810,428)	(14,046,480)	(10,728,040)	(10,473,889)	(37,198,504)	(38,205,549)	(25,531,825)	(27,408,445)
Annuity benefits	(1,701)	(1,691)	(5,286)	(5,432)	(76,159)	(65,360)	(64,610)	(57,799)
Contract maintenance charges (note 2)	(1,928,747)	(1,808,555)	(1,154,455)	(1,069,424)	(130,854)	(135,589)	(634,056)	(527,349)
Contingent deferred sales charges (note 2)	(78,747)	(81,621)	(54,183)	(87,823)	(6,895)	(6,736)	(77,017)	(51,553)
Adjustments to maintain reserves	(2,047)	(905)	(2,540)	(815)	128,446	127,498	(2,374)	(670)

Net equity transactions	14,848,742	(251,845)	4,238,227	10,582,155	(40,475,430)	(8,994,802)	(24,404,124)	24,264,190

Net change in contract owners’ equity	25,649,003	14,134,467	4,265,973	11,711,610	40,840,207	(1,711,600)	35,006,329	28,727,569
Contract owners’ equity beginning of period	219,107,775	204,973,308	136,173,775	124,462,165	335,918,815	337,630,415	248,532,290	219,804,721

Contract owners’ equity end of period	$244,756,778	219,107,775	140,439,748	136,173,775	376,759,022	335,918,815	283,538,619	248,532,290

CHANGES IN UNITS:
Beginning units	13,615,977	13,639,542	13,257,629	12,236,451	13,924,566	14,295,494	10,651,011	9,578,573
Units purchased	3,143,919	3,485,536	3,142,917	4,134,466	172,502	1,664,907	937,105	3,951,866
Units redeemed	(2,288,717)	(3,509,101)	(2,747,657)	(3,113,288)	(1,666,053)	(2,035,835)	(1,868,801)	(2,879,428)

Ending units	14,471,179	13,615,977	13,652,889	13,257,629	12,431,015	13,924,566	9,719,315	10,651,011

	NVTIV3		EIF		EIF2		NVRE1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$912,410	1,193,323	17,975	5,248	2,738,437	971,209	381,358	331,796
Realized gain (loss) on investments	(1,387,498)	(6,410,621)	3,520	2,736	8,960,328	11,266,104	(3,058,004)	(2,102,637)
Change in unrealized gain (loss) on investments	40,349,225	1,441,431	52,321	30,165	14,406,705	10,351,430	4,347,221	616,200
Reinvested capital gains	-	3,010,072	-	-	-	-	762,632	4,223,345

Net increase (decrease) in contract owners’ equity resulting from operations	39,874,137	(765,795)	73,816	38,149	26,105,470	22,588,743	2,433,207	3,068,704

Equity transactions:
Purchase payments received from contract owners (note 3)	6,651,830	7,076,788	509,651	-	45,178,239	4,740,448	488,253	951,345
Transfers between funds	(11,993,909)	3,866,133	285,649	(52,724)	(10,313,264)	(11,013,149)	(2,168,167)	(830,529)
Redemptions (note 3)	(19,371,234)	(15,427,501)	(351)	(41,902)	(15,170,047)	(13,342,519)	(4,238,639)	(6,183,024)
Annuity benefits	(4,129)	(3,215)	-	-	(5,533)	(4,762)	(3,900)	(3,910)
Contract maintenance charges (note 2)	(1,890,325)	(1,837,314)	(373)	(944)	(969,245)	(997,529)	(14,667)	(17,130)
Contingent deferred sales charges (note 2)	(61,515)	(47,613)	-	-	(42,890)	(49,174)	(2,935)	(4,091)
Adjustments to maintain reserves	(3,303)	(8,205)	(7)	(19)	(2,323)	(1,346)	14	1,383

Net equity transactions	(26,672,585)	(6,380,927)	794,569	(95,589)	18,674,937	(20,668,031)	(5,940,041)	(6,085,956)

Net change in contract owners’ equity	13,201,552	(7,146,722)	868,385	(57,440)	44,780,407	1,920,712	(3,506,834)	(3,017,252)
Contract owners’ equity beginning of period	201,112,080	208,258,802	215,630	273,070	164,101,030	162,180,318	50,577,181	53,594,433

Contract owners’ equity end of period	$214,313,632	201,112,080	1,084,015	215,630	208,881,437	164,101,030	47,070,347	50,577,181

CHANGES IN UNITS:
Beginning units	14,534,440	14,993,808	15,125	22,472	6,230,456	7,132,894	3,544,959	3,980,586
Units purchased	893,690	2,000,302	51,345	132	1,825,756	587,794	80,460	330,869
Units redeemed	(2,617,895)	(2,459,670)	(1,766)	(7,479)	(1,252,241)	(1,490,232)	(486,148)	(766,496)

Ending units	12,810,235	14,534,440	64,704	15,125	6,803,971	6,230,456	3,139,271	3,544,959

	NVRE2		NVLM2		NVLCA2		NCPG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$338,898	227,623	(27,418)	(25,505)	49,905	2,998	1,968,565	8,828,627
Realized gain (loss) on investments	(5,747,339)	(6,783,748)	30,547	(24,449)	50,211	(12,612)	2,206,702	(4,186)
Change in unrealized gain (loss) on investments	7,982,970	3,592,754	751,543	439,528	741,508	234,243	119,777,312	37,323,703
Reinvested capital gains	1,546,375	7,810,764	141,849	86,751	92,335	31,013	45,837,542	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,120,904	4,847,393	896,521	476,325	933,959	255,642	169,790,121	46,148,144

Equity transactions:
Purchase payments received from contract owners (note 3)	4,968,322	8,217,641	1,059,621	1,610,029	2,286,529	1,013,558	106,993,426	153,172,862
Transfers between funds	(2,348,467)	(4,187,999)	245,303	(45,576)	3,326,707	732,518	(23,603,202)	(49,573,814)
Redemptions (note 3)	(7,919,170)	(8,209,133)	(280,504)	(108,210)	(89,033)	(28,882)	(34,063,783)	(24,393,024)
Annuity benefits	(5,084)	(5,004)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,821)	(5,733)	(360)	(289)	(260)	(41)	(14,639,637)	(12,820,075)
Contingent deferred sales charges (note 2)	(26,570)	(22,590)	(190)	(105)	(945)	-	(572,612)	(513,542)
Adjustments to maintain reserves	(1,218)	(971)	(64)	(28)	(168)	(70)	(4,790)	(368)

Net equity transactions	(5,337,008)	(4,213,789)	1,023,806	1,455,821	5,522,830	1,717,083	34,109,402	65,872,039

Net change in contract owners’ equity	(1,216,104)	633,604	1,920,327	1,932,146	6,456,789	1,972,725	203,899,523	112,020,183
Contract owners’ equity beginning of period	94,024,646	93,391,042	7,018,150	5,086,004	3,833,860	1,861,135	1,047,139,959	935,119,776

Contract owners’ equity end of period	$92,808,542	94,024,646	8,938,477	7,018,150	10,290,649	3,833,860	1,251,039,482	1,047,139,959

CHANGES IN UNITS:
Beginning units	6,892,130	7,214,889	612,499	474,175	320,782	170,818	98,053,986	91,651,481
Units purchased	943,806	1,479,417	118,497	169,227	473,161	164,080	11,599,739	16,397,585
Units redeemed	(1,318,628)	(1,802,176)	(34,521)	(30,903)	(53,361)	(14,116)	(8,782,256)	(9,995,080)

Ending units	6,517,308	6,892,130	696,475	612,499	740,582	320,782	100,871,469	98,053,986

	NCPGI2		IDPG2		IDPGI2		NVSIX2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,228,440	4,375,654	2,351,263	2,487,826	1,308,925	1,383,311	(412,086)	(176,217)
Realized gain (loss) on investments	816,978	(83,337)	2,385,867	567,662	1,743,905	423,705	(257,187)	(982,152)
Change in unrealized gain (loss) on investments	48,184,895	14,720,774	116,160,409	37,570,315	43,109,598	13,850,661	6,379,416	3,435,833
Reinvested capital gains	18,193,860	1,105,900	9,757,265	-	4,064,369	-	2,855,511	5,953,461

Net increase (decrease) in contract owners’ equity resulting from operations	68,424,173	20,118,991	130,654,804	40,625,803	50,226,797	15,657,677	8,565,654	8,230,925

Equity transactions:
Purchase payments received from contract owners (note 3)	45,438,732	84,300,757	107,488,101	166,284,382	38,597,556	68,500,323	20,151,367	11,598,188
Transfers between funds	(20,229,901)	(26,393,748)	(15,997,901)	(21,190,120)	(8,134,831)	(13,082,968)	6,046,959	303,298
Redemptions (note 3)	(17,303,960)	(12,187,590)	(22,392,810)	(15,411,532)	(14,488,170)	(11,564,831)	(3,346,344)	(2,998,314)
Annuity benefits	-	-	-	-	-	-	(4,174)	(3,567)
Contract maintenance charges (note 2)	(6,819,728)	(6,074,876)	(11,504,949)	(9,422,590)	(5,246,570)	(4,509,874)	(111,575)	(94,861)
Contingent deferred sales charges (note 2)	(362,771)	(298,169)	(415,571)	(353,084)	(248,755)	(316,887)	(23,512)	(18,160)
Adjustments to maintain reserves	(3,891)	(461)	(757)	(254)	(2,076)	(259)	(872)	(369)

Net equity transactions	718,481	39,345,913	57,176,113	119,906,802	10,477,154	39,025,504	22,711,849	8,786,215

Net change in contract owners’ equity	69,142,654	59,464,904	187,830,917	160,532,605	60,703,951	54,683,181	31,277,503	17,017,140
Contract owners’ equity beginning of period	524,456,631	464,991,727	832,143,425	671,610,820	400,604,316	345,921,135	55,881,332	38,864,192

Contract owners’ equity end of period	$593,599,285	524,456,631	1,019,974,342	832,143,425	461,308,267	400,604,316	87,158,835	55,881,332

CHANGES IN UNITS:
Beginning units	49,115,359	45,300,352	77,549,916	65,985,280	37,537,776	33,773,880	3,887,870	3,214,294
Units purchased	4,526,035	8,494,090	10,727,761	17,536,743	4,085,277	6,978,582	2,181,402	1,473,688
Units redeemed	(4,506,925)	(4,679,083)	(5,866,854)	(5,972,107)	(3,166,188)	(3,214,686)	(680,977)	(800,112)

Ending units	49,134,469	49,115,359	82,410,823	77,549,916	38,456,865	37,537,776	5,388,295	3,887,870

	GVEX2		NVMGA2		AMTB		AMGP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$309,082	888,932	(188,243)	(296,394)	(31,715)	(359,173)	-	-
Realized gain (loss) on investments	5,816,443	2,311,644	503,612	(101,549)	(407,217)	(2,100,495)	-	-
Change in unrealized gain (loss) on investments	72,015,228	23,238,514	26,345,510	1,768,818	(39,934)	2,238,235	-	-
Reinvested capital gains	13,426,422	6,637,887	-	1,465,616	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,567,175	33,076,977	26,660,879	2,836,491	(478,866)	(221,433)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	122,138,764	91,862,853	65,240,808	85,822,525	739,023	1,174,958	10	-
Transfers between funds	16,030,742	28,914,776	(8,292,458)	2,049,712	5,147,668	2,361,680	-	-
Redemptions (note 3)	(34,096,234)	(21,956,943)	(4,102,714)	(999,887)	(11,786,973)	(13,649,883)	-	-
Annuity benefits	(7,660)	(6,027)	-	-	(5,266)	(5,443)	-	-
Contract maintenance charges (note 2)	(465,582)	(345,808)	(1,735,345)	(649,362)	(511,049)	(539,689)	-	-
Contingent deferred sales charges (note 2)	(344,011)	(126,901)	(62,558)	(24,863)	(9,639)	(8,210)	-	-
Adjustments to maintain reserves	(2,416)	16,319	(366)	(174)	(990)	(8,923)	(10)	-

Net equity transactions	103,253,603	98,358,269	51,047,367	86,197,951	(6,427,226)	(10,675,510)	-	-

Net change in contract owners’ equity	194,820,778	131,435,246	77,708,246	89,034,442	(6,906,092)	(10,896,943)	-	-
Contract owners’ equity beginning of period	421,842,830	290,407,584	138,538,134	49,503,692	88,848,916	99,745,859	-	-

Contract owners’ equity end of period	$616,663,608	421,842,830	216,246,380	138,538,134	81,942,824	88,848,916	-	-

CHANGES IN UNITS:
Beginning units	29,882,432	22,546,059	14,720,771	5,340,045	7,701,381	8,637,198	-	-
Units purchased	12,031,131	12,143,050	6,644,869	10,106,675	800,593	2,026,855	-	-
Units redeemed	(5,329,305)	(4,806,677)	(1,696,244)	(725,949)	(1,407,516)	(2,962,672)	-	-

Ending units	36,584,258	29,882,432	19,669,396	14,720,771	7,094,458	7,701,381	-	-

	AMINS		AMCG		AMMCGS		AMTP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(816)	(1,507)	(188)	(174)	(42,627)	(39,904)	(117)	(79)
Realized gain (loss) on investments	2,147	(2,030)	211	(222)	25,949	(70,144)	274	202
Change in unrealized gain (loss) on investments	25,059	1,839	1,786	105	533,826	30,139	1,012	1,655
Reinvested capital gains	-	520	175	498	59,030	130,791	381	1,077

Net increase (decrease) in contract owners’ equity resulting from operations	26,390	(1,178)	1,984	207	576,178	50,882	1,550	2,855

Equity transactions:
Purchase payments received from contract owners (note 3)	54,823	32,669	-	-	30,932	26,562	-	208
Transfers between funds	80,614	3,966	-	-	618,911	(379,743)	-	-
Redemptions (note 3)	(9,329)	(35,277)	-	-	(338,443)	(409,598)	-	(208)
Annuity benefits	-	-	(3,375)	(2,989)	-	-	(921)	(789)
Contract maintenance charges (note 2)	-	(509)	-	-	(1,050)	(998)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(43)	-	-
Adjustments to maintain reserves	(31)	(22)	3,113	2,039	(208)	(64)	107	89

Net equity transactions	126,077	827	(262)	(950)	310,142	(763,884)	(814)	(700)

Net change in contract owners’ equity	152,467	(351)	1,722	(743)	886,320	(713,002)	736	2,155
Contract owners’ equity beginning of period	95,716	96,067	12,891	13,634	2,432,375	3,145,377	13,838	11,683

Contract owners’ equity end of period	$248,183	95,716	14,613	12,891	3,318,695	2,432,375	14,574	13,838

CHANGES IN UNITS:
Beginning units	7,651	7,363	-	-	82,950	108,418	-	-
Units purchased	9,667	6,017	-	-	27,613	6,050	-	5
Units redeemed	(1,894)	(5,729)	-	-	(18,935)	(31,518)	-	(5)

Ending units	15,424	7,651	-	-	91,628	82,950	-	-

	AMSRS		NOTB4		NOTG4		NOTMG4
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(171,049)	(141,129)	(81,354)	(96,739)	(38,733)	(31,542)	(43,432)	(53,533)
Realized gain (loss) on investments	1,799,817	2,173,810	29,813	(52,732)	(8,039)	(92,373)	(14,720)	(83,272)
Change in unrealized gain (loss) on investments	699,387	(1,205,183)	954,511	626,605	1,556,488	442,599	973,713	485,890
Reinvested capital gains	700,941	671,982	18,153	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,029,096	1,499,480	921,123	477,134	1,509,716	318,684	915,561	349,085

Equity transactions:
Purchase payments received from contract owners (note 3)	175,325	102,958	86,012	181,664	33,236	240,075	4,590	31,390
Transfers between funds	(982,653)	(1,281,538)	(360,452)	(467,736)	(1,010)	(175,164)	(168,624)	(338,397)
Redemptions (note 3)	(2,346,554)	(2,444,879)	(712,119)	(1,154,760)	(550,062)	(990,148)	(480,157)	(755,831)
Annuity benefits	(23,127)	(20,606)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,715)	(4,408)	(357)	(393)	(185)	(241)	(107)	(168)
Contingent deferred sales charges (note 2)	(428)	(4,664)	(11,934)	(13,697)	(28,844)	(1,596)	(16,975)	(184)
Adjustments to maintain reserves	(404)	(188)	18,500	(123)	(221)	(150)	(186)	(152)

Net equity transactions	(3,181,556)	(3,653,325)	(980,350)	(1,455,045)	(547,086)	(927,224)	(661,459)	(1,063,342)

Net change in contract owners’ equity	(152,460)	(2,153,845)	(59,227)	(977,911)	962,630	(608,540)	254,102	(714,257)
Contract owners’ equity beginning of period	19,323,077	21,476,922	11,591,799	12,569,710	10,223,761	10,832,301	8,281,252	8,995,509

Contract owners’ equity end of period	$19,170,617	19,323,077	11,532,572	11,591,799	11,186,391	10,223,761	8,535,354	8,281,252

CHANGES IN UNITS:
Beginning units	731,358	879,767	1,100,769	1,241,805	957,595	1,049,821	764,557	862,211
Units purchased	24,243	24,069	16,080	29,582	15,347	33,845	8,180	7,436
Units redeemed	(134,958)	(172,478)	(107,081)	(170,618)	(64,619)	(126,071)	(66,405)	(105,090)

Ending units	620,643	731,358	1,009,768	1,100,769	908,323	957,595	706,332	764,557

	OVIGS		OVMS		OVCAFS		OVGR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(252,889)	(257,230)	179,975	316,385	-	-	-	-
Realized gain (loss) on investments	576,816	(460,440)	(152,876)	(339,097)	-	(12)	-	-
Change in unrealized gain (loss) on investments	9,868,542	(1,341,672)	2,149,575	1,179,055	-	-	-	-
Reinvested capital gains	-	717,496	-	-	-	20	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,192,469	(1,341,846)	2,176,674	1,156,343	-	8	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	9,144,360	7,629,718	208,304	199,941	6	5	-	-
Transfers between funds	5,176,296	3,101,814	(109,342)	(63,939)	(6)	24	(64)	-
Redemptions (note 3)	(2,207,002)	(1,450,775)	(3,759,978)	(2,948,286)	-	-	-	-
Annuity benefits	-	-	(7,989)	(8,613)	-	-	-	-
Contract maintenance charges (note 2)	(212,843)	(141,180)	(12,390)	(14,012)	-	(29)	64	-
Contingent deferred sales charges (note 2)	(22,530)	(13,767)	(111)	(508)	-	-	-	-
Adjustments to maintain reserves	(551)	(445)	370	414	-	(8)	-	-

Net equity transactions	11,877,730	9,125,365	(3,681,136)	(2,835,003)	-	(8)	-	-

Net change in contract owners’ equity	22,070,199	7,783,519	(1,504,462)	(1,678,660)	-	-	-	-
Contract owners’ equity beginning of period	34,817,879	27,034,360	29,495,965	31,174,625	-	-	-	-

Contract owners’ equity end of period	$56,888,078	34,817,879	27,991,503	29,495,965	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,977,900	2,958,757	916,811	1,007,502	-	-	-	-
Units purchased	2,440,543	1,625,532	15,272	16,728	-	-	-	-
Units redeemed	(1,201,172)	(606,389)	(122,897)	(107,419)	-	-	-	-

Ending units	5,217,271	3,977,900	809,186	916,811	-	-	-	-

	OVB		OVGS		OVGSS		OVIG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$212,748	531,261	(561,728)	(337,233)	(920,751)	(745,611)	7,067	4,349
Realized gain (loss) on investments	(834,800)	(1,788,116)	4,039,985	637,098	319,734	(2,454,535)	5,639	(30,169)
Change in unrealized gain (loss) on investments	1,255,050	1,727,041	37,978,605	(11,450,143)	33,761,052	(5,806,408)	171,863	(7,883)
Reinvested capital gains	-	-	-	8,617,596	-	6,747,665	-	15,325

Net increase (decrease) in contract owners’ equity resulting from operations	632,998	470,186	41,456,862	(2,532,682)	33,160,035	(2,258,889)	184,569	(18,378)

Equity transactions:
Purchase payments received from contract owners (note 3)	255,551	362,329	1,358,176	1,452,450	7,206,608	5,597,293	593,709	42,098
Transfers between funds	(269,009)	(631,946)	(1,579,526)	(3,821,703)	215,378	(6,010,098)	(150,298)	22,758
Redemptions (note 3)	(2,229,734)	(3,054,434)	(14,665,738)	(14,382,079)	(9,724,416)	(8,559,499)	(24,626)	(55,424)
Annuity benefits	(7,682)	(8,553)	(19,807)	(20,933)	(24,203)	(20,457)	-	-
Contract maintenance charges (note 2)	(7,726)	(9,375)	(42,719)	(44,589)	(5,257)	(5,641)	(663)	(1,570)
Contingent deferred sales charges (note 2)	(372)	(150)	(1,856)	(2,398)	(19,408)	(19,024)	-	-
Adjustments to maintain reserves	(9,968)	3,850	(11,371)	(19,654)	(1,259)	10,667	(21)	(14)

Net equity transactions	(2,268,940)	(3,338,279)	(14,962,841)	(16,838,906)	(2,352,557)	(9,006,759)	418,101	7,848

Net change in contract owners’ equity	(1,635,942)	(2,868,093)	26,494,021	(19,371,588)	30,807,478	(11,265,648)	602,670	(10,530)
Contract owners’ equity beginning of period	20,520,594	23,388,687	124,910,238	144,281,826	98,271,078	109,536,726	587,155	597,685

Contract owners’ equity end of period	$18,884,652	20,520,594	151,404,259	124,910,238	129,078,556	98,271,078	1,189,825	587,155

CHANGES IN UNITS:
Beginning units	1,005,802	1,172,022	2,245,312	2,550,963	3,380,606	3,696,242	54,895	54,413
Units purchased	24,460	74,598	53,323	46,822	594,832	359,461	50,591	13,105
Units redeemed	(134,427)	(240,818)	(273,720)	(352,473)	(638,578)	(675,097)	(17,048)	(12,623)

Ending units	895,835	1,005,802	2,024,915	2,245,312	3,336,860	3,380,606	88,438	54,895

	OVGI		OVGIS		OVSC		OVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(4,604)	(21,158)	(1,036,994)	(1,323,150)	(32,723)	(54,050)	(914,044)	(1,175,763)
Realized gain (loss) on investments	830,392	1,032,545	18,097,169	13,602,674	(124,306)	(386,061)	2,644,829	2,978,870
Change in unrealized gain (loss) on investments	762,963	(1,266,205)	7,678,236	(17,663,763)	634,448	1,221,333	4,278,637	7,995,475
Reinvested capital gains	211,724	1,403,124	3,455,936	22,474,084	388,436	250,595	5,338,915	3,451,561

Net increase (decrease) in contract owners’ equity resulting from operations	1,800,475	1,148,306	28,194,347	17,089,845	865,855	1,031,817	11,348,337	13,250,143

Equity transactions:
Purchase payments received from contract owners (note 3)	444,132	348,375	7,123,445	11,755,142	179,046	372,285	6,796,899	6,195,949
Transfers between funds	(149,602)	981,229	(12,406,042)	(1,573,903)	(305,856)	460,915	(4,132,249)	(6,874,029)
Redemptions (note 3)	(2,104,009)	(1,900,864)	(20,718,292)	(19,640,177)	(1,058,181)	(1,277,779)	(6,786,445)	(6,999,693)
Annuity benefits	(3,462)	(3,116)	(7,629)	(6,333)	(749)	(642)	(14,981)	(12,086)
Contract maintenance charges (note 2)	(6,337)	(6,686)	(1,120,037)	(1,062,670)	(1,748)	(1,824)	(392,368)	(384,613)
Contingent deferred sales charges (note 2)	(1,840)	(2,095)	(49,506)	(46,768)	(1,501)	(302)	(25,945)	(20,947)
Adjustments to maintain reserves	(139)	(116)	(1,448)	(2,868)	(15)	(81)	(1,298)	(6,183)

Net equity transactions	(1,821,257)	(583,273)	(27,179,509)	(10,577,577)	(1,189,004)	(447,428)	(4,556,387)	(8,101,602)

Net change in contract owners’ equity	(20,782)	565,033	1,014,838	6,512,268	(323,149)	584,389	6,791,950	5,148,541
Contract owners’ equity beginning of period	12,356,217	11,791,184	202,622,114	196,109,846	7,330,405	6,746,016	95,867,401	90,718,860

Contract owners’ equity end of period	$12,335,435	12,356,217	203,636,952	202,622,114	7,007,256	7,330,405	102,659,351	95,867,401

CHANGES IN UNITS:
Beginning units	735,994	774,547	7,923,779	8,384,656	397,141	425,587	2,592,935	2,845,336
Units purchased	34,260	123,386	590,097	1,462,689	46,511	90,493	359,313	416,667
Units redeemed	(132,598)	(161,939)	(1,574,533)	(1,923,566)	(106,606)	(118,939)	(469,668)	(669,068)

Ending units	637,656	735,994	6,939,343	7,923,779	337,046	397,141	2,482,580	2,592,935

	OVAG		OVSB		OVSBS		PMVAAD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(124,931)	(125,618)	19,731	63,986	41,386	270,827	1,316,647	376,147
Realized gain (loss) on investments	575,373	597,430	(27,469)	(57,186)	(180,139)	(250,735)	(497,387)	(1,253,885)
Change in unrealized gain (loss) on investments	897,749	(1,150,019)	97,107	78,989	501,230	388,386	4,150,015	5,262,887
Reinvested capital gains	961,870	736,944	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,310,061	58,737	89,369	85,789	362,477	408,478	4,969,275	4,385,149

Equity transactions:
Purchase payments received from contract owners (note 3)	228,495	299,820	101,392	151,659	13,886	89,829	3,643,586	1,976,694
Transfers between funds	432,046	(846,715)	(23,629)	207,045	13,345	(307,963)	(2,006,853)	(1,235,949)
Redemptions (note 3)	(1,328,446)	(1,171,228)	(236,173)	(470,130)	(703,307)	(1,194,350)	(2,962,769)	(2,833,014)
Annuity benefits	(132)	(118)	-	-	(120)	(118)	(3,480)	(3,238)
Contract maintenance charges (note 2)	(4,690)	(4,985)	(325)	(314)	(515)	(617)	(1,450)	(1,489)
Contingent deferred sales charges (note 2)	(1,684)	(1,788)	(1,342)	(417)	(771)	(217)	(4,980)	(9,883)
Adjustments to maintain reserves	(122)	672	(51)	(45)	(251)	(254)	(495)	(426)

Net equity transactions	(674,533)	(1,724,342)	(160,128)	(112,202)	(677,733)	(1,413,690)	(1,336,441)	(2,107,305)

Net change in contract owners’ equity	1,635,528	(1,665,605)	(70,759)	(26,413)	(315,256)	(1,005,212)	3,632,834	2,277,844
Contract owners’ equity beginning of period	8,947,105	10,612,710	1,841,821	1,868,234	8,319,547	9,324,759	43,815,680	41,537,836

Contract owners’ equity end of period	$10,582,633	8,947,105	1,771,062	1,841,821	8,004,291	8,319,547	47,448,514	43,815,680

CHANGES IN UNITS:
Beginning units	975,796	1,168,293	178,847	190,671	821,814	964,234	4,281,948	4,507,663
Units purchased	96,914	72,946	21,368	43,474	69,770	77,490	609,254	669,749
Units redeemed	(164,554)	(265,443)	(36,222)	(55,298)	(134,773)	(219,910)	(734,650)	(895,464)

Ending units	908,156	975,796	163,993	178,847	756,811	821,814	4,156,552	4,281,948

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(21,802)	(116,856)	(1,128,914)	(518,363)	1,272,327	1,333,009	9,142	442
Realized gain (loss) on investments	(291,357)	(1,653,999)	(1,160,077)	(924,259)	(1,128,989)	(1,858,001)	(1,476)	(5,958)
Change in unrealized gain (loss) on investments	1,832,915	1,614,844	1,178,495	486,725	10,516,009	3,563,617	(5,744)	15,905
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	1,519,756	(156,011)	(1,110,496)	(955,897)	10,659,347	3,038,625	1,922	10,389

Equity transactions:
Purchase payments received from contract owners (note 3)	691,756	1,806,717	17,816,505	27,579,776	24,982,231	31,475,433	14,911	-
Transfers between funds	(1,038,342)	(589,469)	13,032,953	7,845,912	17,179,938	2,043,108	5,652	8,542
Redemptions (note 3)	(2,046,896)	(2,456,028)	(32,730,400)	(29,472,633)	(22,052,218)	(19,698,856)	(1,951)	(7,417)
Annuity benefits	-	-	(1,922)	(1,789)	(1,546)	(1,132)	-	-
Contract maintenance charges (note 2)	(909)	(1,155)	(3,761,186)	(3,607,455)	(2,299,274)	(2,106,113)	-	-
Contingent deferred sales charges (note 2)	(11,056)	(13,729)	(160,974)	(180,937)	(151,879)	(151,118)	-	-
Adjustments to maintain reserves	1,150	119	17,813	2,238	18,075	24,501	(3)	(6)

Net equity transactions	(2,404,297)	(1,253,545)	(5,787,211)	2,165,112	17,675,327	11,585,823	18,609	1,119

Net change in contract owners' equity	(884,541)	(1,409,556)	(6,897,707)	1,209,215	28,334,674	14,624,448	20,531	11,508
Contract owners' equity beginning of period	18,641,304	20,050,860	418,575,292	417,366,077	325,838,082	311,213,634	74,957	63,449

Contract owners' equity end of period	$17,756,763	18,641,304	411,677,585	418,575,292	354,172,756	325,838,082	95,488	74,957

CHANGES IN UNITS:
Beginning units	1,723,219	1,869,995	37,135,940	36,964,975	30,683,591	29,606,252	12,213	11,828
Units purchased	242,575	1,141,771	5,619,892	9,117,309	5,845,486	7,850,470	3,495	1,920
Units redeemed	(461,205)	(1,288,547)	(6,147,834)	(8,946,344)	(4,233,855)	(6,773,131)	(378)	(1,535)

Ending units	1,504,589	1,723,219	36,607,998	37,135,940	32,295,222	30,683,591	15,330	12,213

	PMVEBD		PMVHYD		PMVSTA		PMVFHA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$325,264	225,601	7,362	12,438	19,466	1,368	5,827	1,258
Realized gain (loss) on investments	5,961	(131,516)	11,381	(149)	29,137	6,816	770	1,764
Change in unrealized gain (loss) on investments	357,795	445,758	(6,966)	15,888	76,351	(13,237)	(3,657)	3,983
Reinvested capital gains	-	-	-	-	-	41,994	-	453

Net increase (decrease) in contract owners' equity resulting from operations	689,020	539,843	11,777	28,177	124,954	36,941	2,940	7,458

Equity transactions:
Purchase payments received from contract owners (note 3)	2,219,663	1,688,150	15,459	142,600	8,769,278	4,705,591	7,512	22,611
Transfers between funds	2,363,044	1,438,486	15,597	78,796	7,687,918	7,096,576	3,327	(35,308)
Redemptions (note 3)	(724,459)	(441,049)	(240,390)	(881)	(1,337,087)	(2,181,039)	(529)	(3,490)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(555)	(324)	-	-	(89,820)	(8,816)	-	-
Contingent deferred sales charges (note 2)	(3,257)	(4,245)	-	-	(14,986)	(107,175)	-	-
Adjustments to maintain reserves	409	(459)	71	(81)	(288)	(885)	(8)	(2)

Net equity transactions	3,854,845	2,680,559	(209,263)	220,434	15,015,015	9,504,252	10,302	(16,189)

Net change in contract owners' equity	4,543,865	3,220,402	(197,486)	248,611	15,139,969	9,541,193	13,242	(8,731)
Contract owners' equity beginning of period	7,844,517	4,624,115	334,267	85,656	9,541,193	-	121,889	130,620

Contract owners' equity end of period	$12,388,382	7,844,517	136,781	334,267	24,681,162	9,541,193	135,131	121,889

CHANGES IN UNITS:
Beginning units	804,800	529,314	29,352	8,419	944,987	-	10,635	12,103
Units purchased	585,159	466,504	3,442	24,350	2,230,937	1,261,786	2,694	2,390
Units redeemed	(216,121)	(191,018)	(21,460)	(3,417)	(752,450)	(316,799)	(1,801)	(3,858)

Ending units	1,173,838	804,800	11,334	29,352	2,423,474	944,987	11,528	10,635

	PMVRA		GVSSCS		GVGMNS		GVSIA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,923	2,672	126	1,132	(128,315)	(113,570)	26	125
Realized gain (loss) on investments	(4,247)	(1,085)	815	(6,115)	37,273	(34,855)	(1)	-
Change in unrealized gain (loss) on investments	6,441	4,872	(26,229)	26,003	845,169	374,107	(272)	(98)
Reinvested capital gains	-	-	62,884	5,008	256,448	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	5,117	6,459	37,596	26,028	1,010,575	225,682	(247)	27

Equity transactions:
Purchase payments received from contract owners (note 3)	71,822	16,363	181,416	46,924	1,175,926	1,516,530	-	-
Transfers between funds	237	22,164	182,750	19,739	44,154	(525,736)	5,551	-
Redemptions (note 3)	(62,348)	(22,225)	(5,510)	(13,017)	(628,877)	(494,328)	-	-
Annuity benefits	-	-	-	-	(1,659)	(1,576)	-	-
Contract maintenance charges (note 2)	(426)	(216)	(81)	(97)	(425)	(450)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(4,336)	(1,635)	-	-
Adjustments to maintain reserves	8	(31)	(10)	(10)	(357)	(201)	1	(1)

Net equity transactions	9,293	16,055	358,565	53,539	584,426	492,604	5,552	(1)

Net change in contract owners' equity	14,410	22,514	396,161	79,567	1,595,001	718,286	5,305	26
Contract owners' equity beginning of period	158,754	136,240	199,166	119,599	8,740,753	8,022,467	7,614	7,588

Contract owners' equity end of period	$173,164	158,754	595,327	199,166	10,335,754	8,740,753	12,919	7,614

CHANGES IN UNITS:
Beginning units	17,059	15,317	12,674	9,328	788,900	742,713	770	770
Units purchased	8,755	4,488	22,530	5,911	145,008	177,225	573	-
Units redeemed	(7,744)	(2,746)	(1,006)	(2,565)	(96,092)	(131,038)	-	-

Ending units	18,070	17,059	34,198	12,674	837,816	788,900	1,343	770

	PVEIB		PVGOB		PVTIGB		ROCSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(16,222)	-	(18,086)	(1,701)	2,090	(5,536)	1,982	4,377
Realized gain (loss) on investments	9,780	-	44,927	584	78,678	(20,924)	(15,820)	(37,684)
Change in unrealized gain (loss) on investments	193,373	-	284,232	7,288	546,077	20,611	34,099	31,066
Reinvested capital gains	-	-	15,659	-	-	-	-	54,581

Net increase (decrease) in contract owners' equity resulting from operations	186,931	-	326,732	6,171	626,845	(5,849)	20,261	52,340

Equity transactions:
Purchase payments received from contract owners (note 3)	4,516	-	1,623	-	2,278,219	729,797	14,911	40,376
Transfers between funds	1,839,350	-	433,017	1,050,468	569,217	704,654	5,576	(34,086)
Redemptions (note 3)	(150,344)	-	(119,844)	(38,506)	(89,758)	(34,361)	(583)	(6,945)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(146)	-	(149)	(25)	(5,772)	(96)	(168)	(174)
Contingent deferred sales charges (note 2)	-	-	(13)	-	(181)	-	-	-
Adjustments to maintain reserves	16,019	-	(89)	(7)	(137)	(36)	-	(7)

Net equity transactions	1,709,395	-	314,545	1,011,930	2,751,588	1,399,958	19,736	(836)

Net change in contract owners' equity	1,896,326	-	641,277	1,018,101	3,378,433	1,394,109	39,997	51,504
Contract owners' equity beginning of period	-	-	1,018,101	-	1,605,654	211,545	339,279	287,775

Contract owners' equity end of period	$1,896,326	-	1,659,378	1,018,101	4,984,087	1,605,654	379,276	339,279

CHANGES IN UNITS:
Beginning units	-	-	98,505	-	96,688	11,987	24,702	25,239
Units purchased	184,224	-	53,574	102,352	171,083	95,584	3,406	4,580
Units redeemed	(15,690)	-	(27,651)	(3,847)	(29,460)	(10,883)	(1,799)	(5,117)

Ending units	168,534	-	124,428	98,505	238,311	96,688	26,309	24,702

	RVARS		TRBCG2		TREI2		TRHS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(267,963)	(252,011)	-	-	-	126	(3,830,082)	(3,746,067)
Realized gain (loss) on investments	104,753	114,785	91	206	(2)	167	8,672,366	19,930,511
Change in unrealized gain (loss) on investments	480,585	(210,701)	(12)	13	3	(3)	37,018,840	(52,424,848)
Reinvested capital gains	-	-	4	-	-	3	10,590,128	1,633,521

Net increase (decrease) in contract owners' equity resulting from operations	317,375	(347,927)	83	219	1	293	52,451,252	(34,606,883)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,009,249	1,959,513	-	(3,873)	-	7	19,036,845	21,592,404
Transfers between funds	(95,296)	(310,024)	-	(6,937)	-	35	(9,266,457)	(40,919,629)
Redemptions (note 3)	(925,631)	(827,782)	-	10,925	-	-	(19,723,959)	(22,137,100)
Annuity benefits	(2,193)	(1,691)	-	-	-	-	(2,823)	(2,352)
Contract maintenance charges (note 2)	(390)	(687)	-	(109)	-	(42)	(15,882)	(20,338)
Contingent deferred sales charges (note 2)	(6,324)	(4,300)	-	-	-	-	(67,000)	(97,708)
Adjustments to maintain reserves	(298)	(282)	(83)	(225)	(1)	(293)	(1,114)	(1,261)

Net equity transactions	(20,883)	814,747	(83)	(219)	(1)	(293)	(10,040,390)	(41,585,984)

Net change in contract owners' equity	296,492	466,820	-	-	-	-	42,410,862	(76,192,867)
Contract owners' equity beginning of period	16,009,346	15,542,526	-	-	-	-	213,313,931	289,506,798

Contract owners' equity end of period	$16,305,838	16,009,346	-	-	-	-	255,724,793	213,313,931

CHANGES IN UNITS:
Beginning units	1,602,954	1,522,175	-	-	-	-	7,778,961	9,260,603
Units purchased	233,367	423,775	-	(917)	-	-	1,681,793	2,305,302
Units redeemed	(236,283)	(342,996)	-	917	-	-	(2,019,045)	(3,786,944)

Ending units	1,600,038	1,602,954	-	-	-	-	7,441,709	7,778,961

	VWHAS		VWBF		VWEM		VWHA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(539,452)	(460,591)	76,006	(104,286)	(168,681)	(138,995)	(253,020)	(195,143)
Realized gain (loss) on investments	2,652,627	(6,935,915)	(384,033)	(472,116)	425,490	(599,416)	(1,089,868)	(1,546,779)
Change in unrealized gain (loss) on investments	(4,423,588)	18,949,667	1,091,016	966,910	6,909,610	491,709	509,124	8,634,000
Reinvested capital gains	-	-	-	-	-	87,449	-	-

Net increase (decrease) in contract owners' equity resulting from operations	(2,310,413)	11,553,161	782,989	390,508	7,166,419	(159,253)	(833,764)	6,892,078

Equity transactions:
Purchase payments received from contract owners (note 3)	3,091,865	4,928,184	74,926	48,885	148,298	255,977	37,203	(147)
Transfers between funds	(7,745,840)	10,951,547	(2,384)	(238,844)	2,321,184	(596,352)	(789,978)	(1,006,469)
Redemptions (note 3)	(4,118,106)	(4,377,717)	(868,794)	(792,647)	(3,780,615)	(2,108,035)	(1,964,749)	(2,097,063)
Annuity benefits	(1,620)	(1,361)	(3,703)	(3,563)	(2,306)	(1,872)	(3,306)	(1,253)
Contract maintenance charges (note 2)	(2,540)	(2,920)	(2,970)	(3,353)	(6,174)	(6,469)	(7,516)	(8,695)
Contingent deferred sales charges (note 2)	(32,276)	(37,088)	(507)	(69)	(76)	(256)	(244)	(1,537)
Adjustments to maintain reserves	(571)	(638)	734	668	496	195	(954)	(25)

Net equity transactions	(8,809,088)	11,460,007	(802,698)	(988,923)	(1,319,193)	(2,456,812)	(2,729,544)	(3,115,189)

Net change in contract owners' equity	(11,119,501)	23,013,168	(19,709)	(598,415)	5,847,226	(2,616,065)	(3,563,308)	3,776,889
Contract owners' equity beginning of period	43,132,934	20,119,766	7,402,431	8,000,846	15,145,638	17,761,703	21,421,950	17,645,061

Contract owners' equity end of period	$32,013,433	43,132,934	7,382,722	7,402,431	20,992,864	15,145,638	17,858,642	21,421,950

CHANGES IN UNITS:
Beginning units	5,646,906	3,711,701	344,888	391,393	699,218	809,875	968,351	1,147,129
Units purchased	2,129,530	6,556,049	15,424	3,521	204,695	37,585	2,510	4,662
Units redeemed	(3,442,784)	(4,620,844)	(48,462)	(50,026)	(253,784)	(148,242)	(148,249)	(183,440)

Ending units	4,333,652	5,646,906	311,850	344,888	650,129	699,218	822,612	968,351

	VYDS		WRPMAV		WRPMCV		WRPMMV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,023)	(996)	4,704	46,661	803	3,108	(136)	11,275
Realized gain (loss) on investments	10,265	104,384	(11,652)	(37,839)	(7,633)	(7,299)	(1,273)	(19,258)
Change in unrealized gain (loss) on investments	26,829	(112,715)	1,196,095	(279,474)	179,561	(50,661)	567,765	(117,244)
Reinvested capital gains	2,524	14,326	316,533	491,661	46,122	73,390	153,374	250,048

Net increase (decrease) in contract owners' equity resulting from operations	38,595	4,999	1,505,680	221,009	218,853	18,538	719,730	124,821

Equity transactions:
Purchase payments received from contract owners (note 3)	-	6,988	83,524	1,471,357	(40,650)	19,699	50,172	1,518,214
Transfers between funds	(17,544)	(41,723)	(57,741)	(85,263)	240,876	(443,609)	(207,826)	(315,474)
Redemptions (note 3)	(2,380)	(176,028)	(2,223,754)	(427,787)	(251,552)	(21,784)	(1,663,207)	(1,044,295)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(49)	(63)	(93,769)	(84,169)	(16,038)	(20,970)	(52,136)	(56,404)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(57)	7	(3)	(5)	(12)	8	(16)	(8)

Net equity transactions	(20,030)	(210,819)	(2,291,743)	874,133	(67,376)	(466,656)	(1,873,013)	102,033

Net change in contract owners' equity	18,565	(205,820)	(786,063)	1,095,142	151,477	(448,118)	(1,153,283)	226,854
Contract owners' equity beginning of period	173,052	378,872	11,054,154	9,959,012	1,917,733	2,365,851	6,633,673	6,406,819

Contract owners' equity end of period	$191,617	173,052	10,268,091	11,054,154	2,069,210	1,917,733	5,480,390	6,633,673

CHANGES IN UNITS:
Beginning units	8,424	18,880	978,660	898,769	176,118	219,006	594,742	581,842
Units purchased	-	348	7,134	135,351	17,714	2,906	4,632	142,780
Units redeemed	(947)	(10,804)	(196,514)	(55,460)	(23,220)	(45,794)	(165,300)	(129,880)

Ending units	7,477	8,424	789,280	978,660	170,612	176,118	434,074	594,742

	WRASP		WRHIP		WRMCG		WRPAP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(257,851)	(2,221,987)	5,203,044	4,827,670	(1,169,705)	(1,035,384)	-	471
Realized gain (loss) on investments	(8,568,751)	(12,202,647)	(4,571,604)	(3,043,953)	594,763	164,565	(6,256)	(79)
Change in unrealized gain (loss) on investments	35,405,323	4,931,900	4,411,584	9,676,013	14,491,094	186,565	9,242	(2,759)
Reinvested capital gains	-	-	-	-	2,114,920	3,555,019	555	4,334

Net increase (decrease) in contract owners' equity resulting from operations	26,578,721	(9,492,734)	5,043,024	11,459,730	16,031,072	2,870,765	3,541	1,967

Equity transactions:
Purchase payments received from contract owners (note 3)	3,105,390	8,124,280	4,662,187	9,415,788	5,856,216	6,866,241	-	-
Transfers between funds	(17,891,610)	(35,776,874)	(1,100,849)	1,415,157	(1,639,400)	(3,622,335)	(41,950)	627
Redemptions (note 3)	(12,536,914)	(17,392,385)	(10,034,144)	(8,455,209)	(3,878,405)	(3,834,856)	-	-
Annuity benefits	(10,747)	(10,074)	(1,528)	(819)	-	-	-	-
Contract maintenance charges (note 2)	(7,291)	(9,395)	(3,999)	(3,266)	(255,357)	(225,202)	-	-
Contingent deferred sales charges (note 2)	(56,082)	(44,136)	(25,163)	(23,696)	(23,416)	(22,901)	-	-
Adjustments to maintain reserves	(1,204)	(1,171)	(698)	(967)	(886)	(739)	(4)	2

Net equity transactions	(27,398,458)	(45,109,755)	(6,504,194)	2,346,988	58,752	(839,792)	(41,954)	629

Net change in contract owners' equity	(819,737)	(54,602,489)	(1,461,170)	13,806,718	16,089,824	2,030,973	(38,413)	2,596
Contract owners' equity beginning of period	177,316,939	231,919,428	94,105,725	80,299,007	65,172,036	63,141,063	47,246	44,650

Contract owners' equity end of period	$176,497,202	177,316,939	92,644,555	94,105,725	81,261,860	65,172,036	8,833	47,246

CHANGES IN UNITS:
Beginning units	13,254,020	16,605,015	7,643,664	7,441,642	4,939,721	5,000,233	3,698	3,648
Units purchased	589,980	1,264,976	3,969,751	2,427,230	682,872	1,015,251	8	59
Units redeemed	(2,495,406)	(4,615,971)	(4,457,853)	(2,225,208)	(689,511)	(1,075,763)	(3,122)	(9)

Ending units	11,348,594	13,254,020	7,155,562	7,643,664	4,933,082	4,939,721	584	3,698

	WRPCP		WRPMP		WRPMAP		WRPMCP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$10,794	24,570	108,387	273,205	229,115	602,922	27,743	64,751
Realized gain (loss) on investments	(224,943)	(93,770)	(5,424)	(177,850)	154,405	(84,947)	(45,087)	(57,194)
Change in unrealized gain (loss) on investments	316,369	(58,011)	2,205,496	(1,550,674)	4,185,923	(2,904,000)	479,389	(340,543)
Reinvested capital gains	110,252	199,303	1,612,031	2,373,487	3,133,677	4,399,437	315,145	522,163

Net increase (decrease) in contract owners' equity resulting from operations	212,472	72,092	3,920,490	918,168	7,703,120	2,013,412	777,190	189,177

Equity transactions:
Purchase payments received from contract owners (note 3)	336,546	10,166	154,801	861,682	763,198	2,185,210	184,166	175,263
Transfers between funds	(123,090)	(15,724)	(46,902)	(965,033)	(739,152)	(1,643,726)	(214,530)	(767,603)
Redemptions (note 3)	(1,498,942)	(540,810)	(5,411,570)	(2,222,962)	(8,405,347)	(2,076,605)	(796,161)	(390,298)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20,473)	(24,920)	(195,230)	(205,958)	(333,697)	(344,222)	(45,124)	(50,273)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(13)	(15)	(20)	(9)	(54)	(1)	8	(21)

Net equity transactions	(1,305,972)	(571,303)	(5,498,921)	(2,532,280)	(8,715,052)	(1,879,344)	(871,641)	(1,032,932)

Net change in contract owners' equity	(1,093,500)	(499,211)	(1,578,431)	(1,614,112)	(1,011,932)	134,068	(94,451)	(843,755)
Contract owners' equity beginning of period	2,905,030	3,404,241	29,408,209	31,022,321	51,268,778	51,134,710	6,656,559	7,500,314

Contract owners' equity end of period	$1,811,530	2,905,030	27,829,778	29,408,209	50,256,846	51,268,778	6,562,108	6,656,559

CHANGES IN UNITS:
Beginning units	207,446	248,999	1,897,746	2,066,616	3,151,597	3,272,222	450,483	521,289
Units purchased	29,482	25,090	29,692	87,285	70,526	174,743	11,643	12,298
Units redeemed	(119,370)	(66,643)	(355,220)	(256,155)	(564,809)	(295,368)	(66,726)	(83,104)

Ending units	117,558	207,446	1,572,218	1,897,746	2,657,314	3,151,597	395,400	450,483

	SVDF		SVOF		WFVSCG		WFVOG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(571)	(492)	(1,657)	2,028	(1,278,557)	(1,076,279)	(276)	(265)
Realized gain (loss) on investments	1,027	1,299	22,268	13,178	(513,503)	(5,095,775)	(24)	762
Change in unrealized gain (loss) on investments	6,955	(1,466)	6,122	(14,284)	16,247,830	3,353,810	5,111	(2,722)
Reinvested capital gains	2,066	2,696	23,668	27,312	2,229,287	6,502,685	595	916

Net increase (decrease) in contract owners' equity resulting from operations	9,477	2,037	50,401	28,234	16,685,057	3,684,441	5,406	(1,309)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(12)	-	7,606,910	5,687,235	-	1,548
Transfers between funds	-	-	-	-	(836,671)	(9,688,872)	-	-
Redemptions (note 3)	-	(162)	12	-	(6,802,206)	(4,707,869)	-	(16,705)
Annuity benefits	(2,158)	(1,847)	(27,672)	(24,404)	-	-	-	-
Contract maintenance charges (note 2)	-	3	-	-	(265,724)	(258,928)	(3)	(3)
Contingent deferred sales charges (note 2)	-	-	-	-	(46,257)	(27,583)	-	-
Adjustments to maintain reserves	237	191	(1,511)	(14,380)	(1,162)	(861)	(6)	(15)

Net equity transactions	(1,921)	(1,815)	(29,183)	(38,784)	(345,110)	(8,996,878)	(9)	(15,175)

Net change in contract owners' equity	7,556	222	21,218	(10,550)	16,339,947	(5,312,437)	5,397	(16,484)
Contract owners' equity beginning of period	36,690	36,468	256,946	267,496	68,560,466	73,872,903	16,525	33,009

Contract owners' equity end of period	$44,246	36,690	278,164	256,946	84,900,413	68,560,466	21,922	16,525

CHANGES IN UNITS:
Beginning units	-	-	-	-	2,939,252	3,360,935	850	1,680
Units purchased	-	-	-	-	1,121,454	818,311	-	88
Units redeemed	-	-	-	-	(1,123,403)	(1,239,994)	-	(918)

Ending units	-	-	-	-	2,937,303	2,939,252	850	850

	PVGIB		FTVHI2		CAF		CAF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$26,244	6,242	327,637	10,426	-	(90,292)	-	(171,043)
Realized gain (loss) on investments	311,218	282,522	(318,537)	(2,995)	-	10,905,268	-	(8,595,081)
Change in unrealized gain (loss) on investments	(456,895)	(131,309)	(3,948)	17,650	-	(13,969,219)	-	126,132
Reinvested capital gains	194,812	57,514	-	-	-	2,877,890	-	7,989,427

Net increase (decrease) in contract owners' equity resulting from operations	75,379	214,969	5,152	25,081	-	(276,353)	-	(650,565)

Equity transactions:
Purchase payments received from contract owners (note 3)	(115,712)	224	12,179	15,924	-	140,526	-	937,971
Transfers between funds	(1,705,259)	(336,974)	(222,275)	13,380	-	(33,439,070)	-	(58,587,981)
Redemptions (note 3)	(35,628)	(178,615)	(2,248)	(2,749)	-	(1,078,307)	-	(540,934)
Annuity benefits	-	-	-	-	-	(2,811)	-	-
Contract maintenance charges (note 2)	(146)	(305)	-	-	-	(8,834)	-	(76,537)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(404)	-	(6,144)
Adjustments to maintain reserves	116,761	(49)	1	(19)	-	(30,304)	-	(167)

Net equity transactions	(1,739,984)	(515,719)	(212,343)	26,536	-	(34,419,204)	-	(58,273,792)

Net change in contract owners' equity	(1,664,605)	(300,750)	(207,191)	51,617	-	(34,695,557)	-	(58,924,357)
Contract owners' equity beginning of period	1,664,605	1,965,355	207,191	155,574	-	34,695,557	-	58,924,357

Contract owners' equity end of period	$-	1,664,605	-	207,191	-	-	-	-

CHANGES IN UNITS:
Beginning units	77,968	104,940	19,397	16,935	-	1,160,643	-	4,058,798
Units purchased	14	1,723	35,125	4,508	-	8,089	-	125,585
Units redeemed	(77,982)	(28,695)	(54,522)	(2,046)	-	(1,168,732)	-	(4,184,383)

Ending units	-	77,968	-	19,397	-	-	-	-

	AMRS		FC2		PVTVB		WFVTRB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	-	-	(1,060)	-	108
Realized gain (loss) on investments	-	-	-	(20)	-	(156,782)	-	3,717
Change in unrealized gain (loss) on investments	-	-	-	-	-	114,687	-	193
Reinvested capital gains	-	-	-	-	-	41,692	-	-

Net increase (decrease) in contract owners' equity resulting from operations	-	-	-	(20)	-	(1,463)	-	4,018

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,267	-	-	-	692	-	-
Transfers between funds	-	(1,267)	-	1	-	(1,075,185)	-	(309,669)
Redemptions (note 3)	-	-	-	-	-	(84,845)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(1)	-	(164)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	-	20	-	(6)	-	(2)

Net equity transactions	-	-	-	20	-	(1,159,508)	-	(309,671)

Net change in contract owners' equity	-	-	-	-	-	(1,160,971)	-	(305,653)
Contract owners' equity beginning of period	-	-	-	-	-	1,160,971	-	305,653

Contract owners' equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	55,063	-	21,348
Units purchased	-	(432)	-	-	-	792	-	-
Units redeemed	-	432	-	-	-	(55,855)	-	(21,348)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

RATIONAL FUNDS

VA Situs Fund (HVSIT)

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class II (ACVI2)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

THE AMERICAN FUNDS GROUP

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund -Class III (BRVHY3)

BlackRock Total Return V.I. Fund -Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

VIP Contrafund(R) Portfolio - Service Class 2 (FC2)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund - Series II Shares (AVBV2)*

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)*

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class II (GVEX2)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

OPPENHEIMER FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Service Shares (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Structured Small Cap Equity Fund - Service Shares (GVSSCS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Omega Growth Fund - Class 2 (WFVOG2)

*	At December 31, 2017, contract owners were not invested in this fund.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2017.

	Total	HVSIT	ALMCS	ALVBWB	ALVGIB	ALVDAA	ALVDAB	ALVSVA
0.40%	$800,610	$162	$-	$1,924	$-	$13	$-	$1,974
0.60%	154,651	353	-	-	-	302	-	2,003
0.65%	284,796	668	-	-	-	-	-	-
0.75%	756,165	593	-	-	-	-	-	-
0.80%	213,659	-	-	-	-	-	-	-
0.85%	1,057,294	80	-	-	-	-	-	-
0.95%	277,955	-	1,197	-	1,081	-	-	-
1.05%	246,909	-	2,003	-	1,546	-	-	-
1.10%	10,656,163	4,495	-	-	-	-	-	-
1.15%	55,309,861	13,861	-	-	12,283	-	3,097	-
1.20%	324,083	-	-	-	98	-	-	-
1.25%	4,077,523	-	-	-	6,631	-	21	-
1.30%	250,677,771	89,505	-	-	1,707	-	25,671	-
1.35%	14,132,277	4,986	-	-	-	-	295	-
1.40%	14,039,534	377	-	-	77	-	305	-
1.45%	4,478,175	643	-	-	2,215	-	-	-
1.50%	66,561,151	30,724	-	-	4,936	-	45,225	-
1.55%	35,059,721	8,119	-	-	8,927	-	1,187	-
1.60%	13,162,378	13,267	-	-	2,444	-	20,081	-
1.65%	10,634,818	7,930	-	-	-	-	2,336	-
1.70%	1,363,342	41	-	-	601	-	-	-
1.75%	136,621,253	52,746	-	-	6,501	-	44,698	-
1.80%	7,738,469	900	-	-	13,634	-	15,538	-
1.85%	28,556,341	16,200	-	-	786	-	7,331	-
1.90%	2,236,883	13	-	-	676	-	-	-
1.95%	52,106,289	37,604	-	-	393	-	59,437	-
2.00%	4,591,577	747	-	-	-	-	428	-
2.05%	7,797,018	3,868	-	-	3,345	-	3,168	-
2.10%	5,953,453	4,396	-	-	126	-	5,605	-
2.15%	2,536,179	1,137	-	-	1,465	-	-	-
2.20%	11,637,551	8,952	-	-	279	-	25,702	-
2.25%	1,031,444	-	-	-	53	-	3,021	-
2.30%	6,136,732	6,996	-	-	-	-	9,217	-
2.35%	2,559,250	1,361	-	-	-	-	-	-
2.40%	6,629,845	2,115	-	-	-	-	25,723	-
2.45%	1,006,273	-	-	-	-	-	776	-
2.50%	4,538,268	1,003	-	-	-	-	694	-
2.55%	999,150	5,014	-	-	-	-	3,123	-
2.60%	98,265	-	-	-	-	-	57	-
2.65%	437,011	-	-	-	-	-	215	-
2.70%	241,907	-	-	-	-	-	-	-
2.75%	498,222	-	-	-	-	-	22,925	-
2.80%	62,955	-	-	-	-	-	-	-
2.85%	299,131	-	-	-	-	-	-	-
2.90%	19,039	-	-	-	-	-	-	-
2.95%	43,719	-	-	-	-	-	-	-
3.00%	50,785	-	-	-	-	-	-	-
3.05%	7,458	-	-	-	-	-	-	-
3.10%	3,206	-	-	-	-	-	-	-
3.40%	1,828	-	-	-	-	-	-	-

Totals	$768,708,337	$318,856	$3,200	$1,924	$69,804	$315	$325,876	$3,977

	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2

0.40%	$324	$70	$2,735	$-	$-	$-	$-	$1,003
0.60%	-	-	708	-	-	-	-	-
0.65%	86	-	-	-	-	-	-	1,072
0.75%	414	-	-	-	-	-	-	10,148
0.80%	379	-	-	1,030	-	155	-	342
0.85%	1,315	-	-	-	-	-	-	10,583
0.95%	2,221	-	-	-	-	-	989	6,306
1.05%	1,752	-	-	-	-	-	3,326	2,802
1.10%	13,220	-	-	-	-	-	-	31,871
1.15%	81,042	-	-	-	-	-	10,873	276,839
1.20%	90	-	-	-	-	-	-	729
1.25%	8,580	-	-	-	-	-	5,035	23,956
1.30%	345,478	-	-	291,624	305	141,585	-	895,050
1.35%	28,934	-	-	-	-	-	649	71,290
1.40%	15,401	-	-	99,367	87	47,330	2,499	50,856
1.45%	8,640	-	-	-	-	-	512	26,094
1.50%	216,206	-	-	-	-	-	3,719	251,398
1.55%	65,220	-	-	-	-	-	12,590	219,403
1.60%	67,410	-	-	-	-	-	509	75,445
1.65%	38,917	-	-	-	-	-	-	63,380
1.70%	4,012	-	-	-	-	-	94	5,464
1.75%	246,286	-	-	-	-	-	1,364	683,694
1.80%	25,742	-	-	-	-	-	1,595	51,879
1.85%	91,726	-	-	-	-	-	1,672	156,353
1.90%	1,933	-	-	-	-	-	1,769	4,091
1.95%	171,016	-	-	-	-	-	-	241,554
2.00%	16,971	-	-	-	-	-	-	31,059
2.05%	47,851	-	-	-	-	-	1,237	25,697
2.10%	21,598	-	-	-	-	-	-	33,715
2.15%	6,728	-	-	-	-	-	-	7,555
2.20%	60,721	-	-	-	-	-	512	85,768
2.25%	1,682	-	-	-	-	-	-	4,318
2.30%	24,887	-	-	-	-	-	-	39,170
2.35%	2,719	-	-	-	-	-	-	4,802
2.40%	36,177	-	-	-	-	-	151	18,449
2.45%	4,861	-	-	-	-	-	-	5,180
2.50%	18,307	-	-	-	-	-	-	6,395
2.55%	13,484	-	-	-	-	-	-	4,225
2.60%	47	-	-	-	-	-	-	440
2.65%	1,138	-	-	-	-	-	-	336
2.70%	48	-	-	-	-	-	-	341
2.75%	35,819	-	-	-	-	-	-	-
2.80%	1,319	-	-	-	-	-	-	-
2.85%	417	-	-	-	-	-	-	255
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,731,118	$70	$3,443	$392,021	$392	$189,070	$49,095	$3,429,307

	ACVI	ACVMV1	ACVMV2	AFGF	AFHY	AVPAP2	AFGC	BRVHY3

0.40%	$-	$4,130	$1,918	$-	$-	$2,284	$-	$2,281
0.60%	-	280	-	-	-	-	-	-
0.65%	-	-	361	-	-	-	-	-
0.75%	-	-	3,188	-	-	-	-	-
0.80%	-	2,029	-	-	-	-	-	-
0.85%	-	-	8,310	-	-	-	-	-
0.95%	-	-	3,788	-	-	-	-	-
1.05%	-	-	1,408	-	-	-	-	-
1.10%	-	-	26,910	-	-	-	-	570
1.15%	-	-	177,929	-	-	241,412	-	6,120
1.20%	-	-	555	-	-	-	-	-
1.25%	-	-	20,238	-	-	-	-	982
1.30%	38	127,700	457,177	151,663	11,047	4,616,179	9,140	151,696
1.35%	-	-	73,186	-	-	90,129	-	2,364
1.40%	67	33,739	10,624	-	-	-	-	3,729
1.45%	-	-	23,023	-	-	-	-	2,024
1.50%	-	-	339,744	-	-	1,309,725	-	59,085
1.55%	-	-	133,196	-	-	-	-	8,392
1.60%	-	-	143,901	-	-	173,495	-	18,894
1.65%	-	-	53,672	-	-	110,470	-	13,902
1.70%	-	-	3,864	-	-	638	-	74
1.75%	-	-	430,643	-	-	3,032,063	-	28,605
1.80%	-	-	66,878	-	-	83,190	-	3,841
1.85%	-	-	131,405	-	-	724,249	-	18,175
1.90%	-	-	19,851	-	-	-	-	-
1.95%	-	-	324,156	-	-	716,537	-	60,121
2.00%	-	-	20,494	-	-	29,048	-	130
2.05%	-	-	80,286	-	-	158,645	-	934
2.10%	-	-	33,278	-	-	73,029	-	2,377
2.15%	-	-	4,813	-	-	3,684	-	339
2.20%	-	-	79,756	-	-	393,638	-	4,053
2.25%	-	-	3,095	-	-	13,399	-	546
2.30%	-	-	24,879	-	-	88,156	-	7,934
2.35%	-	-	6,444	-	-	-	-	-
2.40%	-	-	65,533	-	-	197,810	-	7,029
2.45%	-	-	5,626	-	-	6,377	-	793
2.50%	-	-	7,364	-	-	66,008	-	763
2.55%	-	-	5,882	-	-	667	-	92
2.60%	-	-	410	-	-	-	-	-
2.65%	-	-	2,539	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	8,723	-	-	8,021	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	2,237	-	-	449	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$105	$167,878	$2,807,284	$151,663	$11,047	$12,139,302	$9,140	$405,845

	BRVTR3	BRVED3	MLVGA3	CHSMM	CLVHY2	DWVVLS	DWVSVS	DVMCSS

0.40%	$1,276	$1,062	$4,182	$-	$-	$4,025	$2,341	$598
0.60%	6	-	2,700	-	-	1,323	1,391	230
0.65%	-	-	102	-	-	-	-	-
0.75%	-	-	2,152	14,747	-	-	-	-
0.80%	-	-	604	-	-	-	-	-
0.85%	-	-	3,697	12,900	-	-	-	-
0.95%	-	-	5,278	7,497	-	-	-	-
1.05%	-	-	1,924	18,462	-	-	-	-
1.10%	1,651	1,420	26,558	-	109	-	243	392
1.15%	34,364	30,877	96,785	-	291	-	18,434	11,926
1.20%	-	-	668	-	-	-	-	-
1.25%	930	827	27,956	-	-	-	1,605	1,098
1.30%	1,801,251	1,739,540	650,317	-	1,302	-	178,848	105,897
1.35%	10,264	10,747	107,330	2,856	-	-	19,957	10,833
1.40%	7,151	8,680	44,438	-	17	-	8,049	435
1.45%	3,323	5,856	34,224	-	8	-	1,959	2,422
1.50%	310,804	398,461	1,335,822	-	1,674	-	123,975	101,698
1.55%	11,264	11,429	170,378	-	805	-	17,883	11,112
1.60%	12,320	47,890	373,904	-	148	-	58,654	13,318
1.65%	52,474	68,719	125,249	-	239	-	20,072	12,700
1.70%	-	207	13,992	-	-	-	766	-
1.75%	307,014	287,728	956,177	-	151	-	87,447	43,891
1.80%	23,430	58,365	138,660	-	2,081	-	21,027	12,522
1.85%	129,114	157,216	115,520	-	225	-	78,726	11,008
1.90%	179	656	5,376	-	-	-	7,179	305
1.95%	160,504	247,546	1,024,994	-	289	-	132,882	115,925
2.00%	3,575	5,840	37,734	-	-	-	6,492	5,541
2.05%	21,686	26,737	72,358	-	-	-	49,427	10,034
2.10%	18,247	13,096	82,152	-	-	-	10,729	8,200
2.15%	853	2,530	59,212	-	-	-	3,655	405
2.20%	8,883	17,192	230,260	-	-	-	48,182	11,773
2.25%	-	2,616	18,940	-	-	-	2,130	1,571
2.30%	9,648	12,931	110,935	-	-	-	16,466	5,510
2.35%	-	223	418	-	-	-	1,525	13
2.40%	17,574	35,659	181,396	-	-	-	39,045	14,809
2.45%	1,992	663	18,266	-	-	-	3,083	1,084
2.50%	44,258	55,422	17,470	-	-	-	12,077	2,191
2.55%	1,276	714	5,693	-	-	-	3,991	97
2.60%	-	-	57	-	-	-	-	-
2.65%	-	638	2,188	-	-	-	998	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	4,778	-	-	-	225	2,754
2.80%	-	-	-	-	-	-	-	-
2.85%	2,595	2,081	953	-	-	-	2,446	2,324
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,997,906	$3,253,568	$6,111,797	$56,462	$7,339	$5,348	$981,909	$522,616

	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS	DGI

0.40%	$674	$-	$287	$-	$-	$2,767	$-	$-
0.60%	-	-	-	-	-	593	-	-
0.65%	753	-	1,465	-	-	940	-	-
0.75%	4,488	-	12,530	-	-	3,579	-	-
0.80%	1,985	15,273	-	2,165	2,183	-	-	444
0.85%	13,629	-	27,434	-	-	6,847	-	-
0.95%	3,620	-	22,146	-	-	973	247	-
1.05%	4,639	-	20,587	-	-	5,732	875	-
1.10%	9,701	-	34,451	-	-	8,327	-	-
1.15%	148,539	-	282,699	-	-	126,486	3,827	-
1.20%	1,263	-	10,775	-	-	-	-	-
1.25%	12,857	-	28,144	-	-	11,518	1,402	-
1.30%	228,577	2,037,515	244,724	399,109	244,286	338,753	-	132,134
1.35%	35,974	-	70,024	-	-	35,182	-	-
1.40%	42,270	941,174	16,878	107,863	83,208	7,244	229	45,358
1.45%	27,016	-	68,119	-	-	15,038	477	-
1.50%	89,978	-	198,164	-	-	151,029	65	-
1.55%	115,995	-	228,206	-	-	77,281	1,894	-
1.60%	28,591	-	56,310	-	-	69,356	-	-
1.65%	11,653	-	40,652	-	-	21,977	-	-
1.70%	3,836	-	11,082	-	-	6,921	786	-
1.75%	228,212	-	413,962	-	-	254,097	207	-
1.80%	26,209	-	25,915	-	-	25,458	600	-
1.85%	25,460	-	72,914	-	-	74,904	195	-
1.90%	2,257	-	10,166	-	-	3,854	-	-
1.95%	51,470	-	68,638	-	-	143,953	568	-
2.00%	5,373	-	16,578	-	-	12,955	-	-
2.05%	7,513	-	20,131	-	-	25,834	-	-
2.10%	19,460	-	20,415	-	-	19,540	142	-
2.15%	7,554	-	2,661	-	-	6,509	-	-
2.20%	17,179	-	40,431	-	-	33,829	-	-
2.25%	813	-	5,628	-	-	123	124	-
2.30%	4,904	-	24,340	-	-	24,568	-	-
2.35%	2,384	-	1,221	-	-	825	-	-
2.40%	1,111	-	1,131	-	-	11,393	-	-
2.45%	912	-	2,041	-	-	552	-	-
2.50%	264	-	-	-	-	10,154	-	-
2.55%	1,620	-	6,327	-	-	3,070	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	5	-	-	562	-	-
2.70%	33	-	-	-	-	100	-	-
2.75%	-	-	-	-	-	542	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	68	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,188,834	$2,993,962	$2,107,181	$509,137	$329,677	$1,543,365	$11,638	$177,936

	ETVFR	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP

0.40%	$1,150	$-	$-	$-	$-	$-	$-	$-
0.60%	777	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	71	-	5,931	-	1,921	870
0.85%	-	-	-	-	-	-	-	-
0.95%	-	37	-	2,244	-	-	-	-
1.05%	-	-	-	624	-	-	-	-
1.10%	-	-	-	1,052	-	454	-	-
1.15%	27,692	2,221	-	51,262	-	17,712	-	-
1.20%	-	-	-	6,004	-	7,556	-	-
1.25%	1,448	857	-	15,649	-	8,263	-	-
1.30%	128,860	-	57,915	119	2,907,111	-	401,866	1,127,385
1.35%	49,717	-	-	9,593	-	3,798	-	-
1.40%	862	27	23,951	17,162	1,161,922	3,667	214,309	236,074
1.45%	5,055	147	-	10,674	-	1,163	-	-
1.50%	157,520	46	-	6,939	-	2,841	-	-
1.55%	26,946	1,864	-	67,883	-	22,609	-	-
1.60%	55,476	230	-	5,083	-	702	-	-
1.65%	46,823	-	-	7,690	-	1,093	-	-
1.70%	624	225	-	5,494	-	431	-	-
1.75%	60,618	237	-	44,448	-	3,059	-	-
1.80%	22,929	477	-	8,845	-	5,993	-	-
1.85%	43,016	866	-	1,472	-	1,507	-	-
1.90%	-	626	-	1,212	-	2,695	-	-
1.95%	101,573	-	-	1,256	-	2,644	-	-
2.00%	1,930	-	-	132	-	-	-	-
2.05%	22,628	966	-	4,134	-	236	-	-
2.10%	5,649	-	-	1,575	-	-	-	-
2.15%	79	-	-	1,796	-	71	-	-
2.20%	5,883	-	-	7,436	-	-	-	-
2.25%	1,841	176	-	636	-	-	-	-
2.30%	4,025	-	-	420	-	180	-	-
2.35%	329	-	-	-	-	-	-	-
2.40%	36,351	-	-	-	-	-	-	-
2.45%	4,571	-	-	-	-	-	-	-
2.50%	1,253	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	513	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	358	-	-	-	-	-	-	-
2.80%	190	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$816,686	$9,002	$81,937	$280,834	$4,074,964	$86,674	$618,096	$1,364,329

	FB2	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S

0.40%	$3,840	$1,027	$1,166	$-	$-	$-	$-	$-
0.60%	-	1,245	-	-	-	-	-	-
0.65%	-	-	1,756	-	-	-	-	-
0.75%	-	1,201	2,995	-	-	-	-	-
0.80%	-	1,626	-	631	-	366	-	1,481
0.85%	-	5,641	9,707	-	-	-	-	-
0.95%	-	1,744	802	-	-	-	-	-
1.05%	-	1,705	363	-	-	-	-	-
1.10%	58	3,109	37,458	-	58,023	-	208,395	-
1.15%	34,466	81,574	381,783	-	264,456	-	1,015,508	-
1.20%	-	361	1,688	-	1,174	-	3,602	-
1.25%	6,264	6,696	42,437	-	6,314	-	47,121	-
1.30%	1,918,011	201,084	898,371	44,093	1,407,315	115,623	1,767,176	141,712
1.35%	5,856	28,592	110,286	-	60,332	-	208,166	-
1.40%	4,147	26,763	16,494	18,782	19,313	7,812	20,632	12,173
1.45%	834	7,768	50,257	-	21,092	-	45,074	-
1.50%	326,140	184,562	615,248	-	325,422	-	497,007	-
1.55%	8,987	65,818	258,594	-	121,220	-	390,712	-
1.60%	36,810	44,027	227,992	-	51,837	-	76,042	-
1.65%	45,639	29,468	87,307	-	55,837	-	63,446	-
1.70%	1,006	3,316	10,018	-	7,356	-	12,543	-
1.75%	168,080	181,802	642,884	-	610,148	-	1,320,251	-
1.80%	36,647	22,070	95,167	-	26,199	-	53,381	-
1.85%	166,488	115,220	231,453	-	202,401	-	182,526	-
1.90%	-	6,009	7,578	-	7,319	-	37,754	-
1.95%	162,816	178,819	522,152	-	169,726	-	323,773	-
2.00%	1,755	8,827	56,204	-	21,279	-	74,113	-
2.05%	12,314	23,491	100,438	-	36,919	-	36,083	-
2.10%	10,432	16,717	52,590	-	14,320	-	45,552	-
2.15%	644	9,392	27,070	-	5,386	-	13,032	-
2.20%	8,655	43,994	86,372	-	58,413	-	124,652	-
2.25%	-	2,284	8,537	-	3,042	-	4,553	-
2.30%	261	18,327	31,061	-	18,600	-	44,714	-
2.35%	-	1,640	3,420	-	166	-	14,359	-
2.40%	3,130	28,416	52,076	-	11,368	-	35,688	-
2.45%	2,051	2,167	15,690	-	1,590	-	5,159	-
2.50%	19,190	13,518	23,943	-	45,629	-	12,859	-
2.55%	191	7,125	4,359	-	3,796	-	6,926	-
2.60%	-	29	-	-	-	-	-	-
2.65%	-	213	475	-	680	-	-	-
2.70%	-	-	88	-	-	-	2,144	-
2.75%	-	2,263	9,482	-	-	-	-	-
2.80%	-	579	-	-	-	-	-	-
2.85%	-	1,390	325	-	8,229	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,984,712	$1,381,619	$4,726,086	$63,506	$3,644,901	$123,801	$6,692,943	$155,366

	FF30S2	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2

0.40%	$-	$4,299	$-	$4,555	$-	$8,624	$-	$2,625
0.60%	-	1,049	-	2,876	-	2,601	-	1,358
0.65%	-	-	-	991	-	2,203	-	1,363
0.75%	-	-	-	8,209	-	13,416	-	3,016
0.80%	-	-	12,860	-	1,615	-	4,528	-
0.85%	-	-	-	8,584	-	18,702	-	11,221
0.95%	-	-	-	600	-	2,114	-	2,152
1.05%	-	-	-	1,983	-	3,078	-	4,209
1.10%	894	86	-	21,934	-	82,458	-	39,765
1.15%	59,895	28,934	-	247,061	-	647,886	-	495,044
1.20%	117	-	-	8,362	-	5,639	-	2,014
1.25%	26,378	39	-	23,712	-	36,245	-	37,229
1.30%	99,628	1,641,293	3,919,801	1,008,777	134,043	2,679,320	186,413	620,751
1.35%	46,899	3,293	-	100,031	-	128,064	-	155,559
1.40%	669	4,234	915,467	9,249	52,363	48,764	52,285	18,333
1.45%	2,603	3,707	-	28,153	-	69,263	-	50,199
1.50%	179,803	241,222	-	723,938	-	594,723	-	409,899
1.55%	54,255	4,656	-	160,332	-	526,514	-	351,413
1.60%	30,156	53,363	-	241,370	-	113,540	-	163,457
1.65%	16,927	30,735	-	106,987	-	101,735	-	83,993
1.70%	1,154	21	-	8,317	-	17,990	-	18,464
1.75%	139,742	129,234	-	659,739	-	1,159,463	-	696,113
1.80%	13,055	23,699	-	74,008	-	61,128	-	80,675
1.85%	26,237	133,926	-	265,721	-	289,608	-	194,728
1.90%	14,665	-	-	25,404	-	8,658	-	15,109
1.95%	197,545	154,517	-	736,357	-	330,664	-	386,412
2.00%	4,876	5,701	-	53,320	-	45,977	-	35,596
2.05%	30,078	19,893	-	128,301	-	44,575	-	43,478
2.10%	19,591	7,988	-	76,654	-	59,470	-	55,683
2.15%	14,389	-	-	12,885	-	25,372	-	27,702
2.20%	8,259	10,754	-	104,846	-	61,559	-	100,543
2.25%	3,211	-	-	6,848	-	4,618	-	5,881
2.30%	12,941	1,856	-	54,194	-	34,886	-	48,491
2.35%	-	-	-	6,815	-	29,515	-	5,443
2.40%	25,955	4,294	-	108,414	-	21,503	-	45,588
2.45%	2,718	4,558	-	6,412	-	7,163	-	6,472
2.50%	12,111	18,116	-	29,137	-	46,914	-	17,664
2.55%	403	570	-	8,266	-	4,200	-	2,220
2.60%	25,035	-	-	103	-	-	-	407
2.65%	-	910	-	5,435	-	2,135	-	2,390
2.70%	-	-	-	623	-	663	-	616
2.75%	-	2,286	-	3,195	-	-	-	1,517
2.80%	-	-	-	966	-	863	-	1,046
2.85%	-	-	-	5,350	-	828	-	2,018
2.90%	-	-	-	-	-	275	-	-
2.95%	-	-	-	-	-	304	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,070,189	$2,535,233	$4,848,128	$5,089,014	$188,021	$7,343,220	$243,226	$4,247,856

	FOP	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2

0.40%	$-	$693	$-	$1,074	$866	$-	$309	$3,079
0.60%	-	-	-	3,210	1,297	-	-	1,320
0.65%	-	924	-	-	178	-	664	-
0.75%	-	1,883	-	-	5,073	-	2,157	-
0.80%	1,408	-	249	-	957	-	1,429	-
0.85%	-	2,932	-	-	5,729	-	7,147	-
0.95%	-	954	-	-	2,004	2,688	4,140	-
1.05%	-	1,032	-	-	1,744	2,947	1,363	-
1.10%	-	14,372	-	-	17,611	1,162	22,973	-
1.15%	-	121,368	-	101	204,665	113,949	216,431	-
1.20%	-	879	-	-	116	1,270	13,617	-
1.25%	-	12,340	-	-	28,916	29,266	23,615	-
1.30%	622,298	277,470	46,957	696	570,733	1,984	167,127	-
1.35%	-	37,898	-	2	145,963	28,438	62,027	-
1.40%	128,346	4,520	12,808	-	111,843	12,580	38,119	-
1.45%	-	20,879	-	-	29,456	19,697	32,679	-
1.50%	-	142,077	-	1,811	568,897	21,763	63,095	-
1.55%	-	80,043	-	128	160,332	145,225	227,405	-
1.60%	-	32,786	-	224	322,944	12,601	40,924	-
1.65%	-	21,206	-	115	102,544	3,733	32,541	-
1.70%	-	5,897	-	-	15,264	8,631	6,136	-
1.75%	-	266,199	-	475	559,723	54,600	293,697	-
1.80%	-	18,596	-	288	124,116	26,534	15,009	-
1.85%	-	71,382	-	164	89,310	10,406	27,781	-
1.90%	-	3,888	-	-	962	11,566	3,683	-
1.95%	-	158,465	-	1,065	595,649	7,974	47,655	-
2.00%	-	6,427	-	-	21,913	209	13,617	-
2.05%	-	17,427	-	-	28,669	6,420	7,427	-
2.10%	-	20,249	-	-	48,802	6,524	18,281	-
2.15%	-	3,075	-	-	18,004	1,021	11,700	-
2.20%	-	32,823	-	1	105,388	7,432	19,833	-
2.25%	-	3,355	-	77	29,535	204	946	-
2.30%	-	23,399	-	-	53,723	732	10,214	-
2.35%	-	4,296	-	-	-	-	11,051	-
2.40%	-	14,608	-	298	196,657	90	61	-
2.45%	-	1,705	-	127	20,462	806	1,880	-
2.50%	-	5,645	-	159	9,480	237	1,686	-
2.55%	-	863	-	-	67,246	-	9,126	-
2.60%	-	-	-	-	582	-	-	-
2.65%	-	2,086	-	-	2,476	289	291	-
2.70%	-	307	-	-	-	-	433	-
2.75%	-	174	-	-	81,020	-	-	-
2.80%	-	297	-	-	1,428	-	1,099	-
2.85%	-	626	-	-	314	-	-	-
2.90%	-	-	-	-	-	-	91	-
2.95%	-	-	-	-	-	-	103	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$752,052	$1,436,045	$60,014	$10,015	$4,352,591	$540,978	$1,459,562	$4,399

	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	ACEG2	IVMCC2	IVKMG2

0.40%	$-	$-	$2,505	$2,674	$1,227	$-	$115	$-
0.60%	-	-	1,159	341	1,035	-	-	-
0.65%	-	-	129	68	-	-	-	-
0.75%	-	621	2,522	510	-	-	-	1,549
0.80%	483	296	1,062	11	-	810	-	544
0.85%	2,993	273	2,348	459	-	-	187	670
0.95%	146	1,605	1,633	323	-	934	-	1,037
1.05%	624	508	2,227	499	-	72	-	-
1.10%	2,904	17,517	7,072	3,104	-	375	166	3,522
1.15%	27,134	113,901	105,305	21,380	-	14,433	4,521	30,411
1.20%	219	667	862	-	-	14	-	642
1.25%	2,693	12,443	10,025	4,720	-	1,611	71	7,343
1.30%	23,620	20,302	308,867	188,620	-	5,092	50,038	45,676
1.35%	6,794	23,130	45,654	26,021	-	482	2,697	11,308
1.40%	14,889	11,328	49,533	4,020	-	12,849	362	2,667
1.45%	3,375	21,461	27,457	2,311	-	811	248	3,853
1.50%	7,681	25,395	243,771	296,926	-	3,282	35,268	13,941
1.55%	38,964	97,475	79,261	32,602	-	11,261	548	25,897
1.60%	2,064	12,692	176,282	146,143	-	771	8,117	2,781
1.65%	1,701	8,455	32,734	34,256	-	389	4,985	2,368
1.70%	824	7,822	4,297	1,214	-	3,188	188	626
1.75%	26,064	129,869	241,876	262,508	-	6,030	41,879	43,823
1.80%	9,530	12,027	60,580	51,508	-	1,555	3,012	3,410
1.85%	542	6,078	38,680	29,759	-	1,790	7,266	6,058
1.90%	1,831	2,448	153	-	-	2,737	-	2,166
1.95%	6,885	17,533	251,518	264,936	-	3,932	45,345	17,171
2.00%	36	2,253	7,968	22,576	-	154	426	1,954
2.05%	523	2,176	24,293	45,543	-	1,379	3,624	1,022
2.10%	1,145	8,466	11,945	17,744	-	695	9,090	17,418
2.15%	2,282	4,019	15,327	4,139	-	606	2,856	1,376
2.20%	228	5,749	46,880	75,066	-	2,231	4,137	4,796
2.25%	103	1,329	6,267	6,593	-	44	951	250
2.30%	1,551	3,808	14,206	43,884	-	-	13,972	2,172
2.35%	188	6,979	397	1,638	-	160	400	1,859
2.40%	-	-	27,998	46,497	-	257	6,466	-
2.45%	-	138	1,880	6,086	-	-	508	14
2.50%	168	734	7,967	14,873	-	-	1,442	306
2.55%	-	-	4,673	5,643	-	-	5,563	80
2.60%	-	-	726	-	-	-	-	-
2.65%	115	60	488	2,150	-	-	70	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	871	-	-	-	227	-
2.80%	-	-	-	78	-	-	-	-
2.85%	-	-	272	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$188,299	$579,557	$1,869,670	$1,667,423	$2,262	$77,944	$254,745	$258,710

	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS

0.40%	$452	$-	$-	$1,331	$629	$1,169	$2,174	$-
0.60%	356	-	-	508	50	535	2,332	-
0.65%	-	-	-	-	-	1,105	-	-
0.75%	-	-	-	-	-	5,069	1,392	573
0.80%	-	547	-	-	-	5,283	2,070	1,820
0.85%	-	-	-	-	-	7,745	7,705	1,967
0.95%	-	-	16,542	-	-	9,842	1,624	5,446
1.05%	-	-	33,480	-	-	10,104	1,733	4,034
1.10%	-	-	192	-	1,733	22,019	3,637	2,825
1.15%	-	-	15,180	-	20,397	216,958	37,202	60,043
1.20%	-	-	-	-	-	314	-	-
1.25%	-	-	5,330	-	2,138	19,383	3,856	9,493
1.30%	-	143,095	112	-	292,864	446,229	353,654	164,115
1.35%	-	-	-	-	8,484	74,966	27,382	18,969
1.40%	-	48,200	1,615	-	4,664	59,515	30,719	34,191
1.45%	-	-	3,499	-	6,979	15,929	5,459	8,238
1.50%	-	-	8,472	-	74,141	148,982	234,772	61,753
1.55%	-	-	11,492	-	10,484	145,211	45,391	59,523
1.60%	-	-	3,782	-	27,310	58,712	85,443	29,126
1.65%	-	-	-	-	9,723	31,670	31,070	7,724
1.70%	-	-	3,460	-	-	4,816	1,405	2,690
1.75%	-	-	7,627	-	163,711	390,819	113,859	64,910
1.80%	-	-	1,109	-	19,338	17,380	46,684	12,177
1.85%	-	-	798	-	25,988	54,718	138,136	34,878
1.90%	-	-	-	-	3,530	7,174	8,791	1,313
1.95%	-	-	30	-	91,424	92,484	197,073	40,861
2.00%	-	-	-	-	1,795	19,123	5,584	13,909
2.05%	-	-	1,812	-	7,371	15,364	40,621	3,315
2.10%	-	-	171	-	8,412	34,241	20,294	7,399
2.15%	-	-	2,754	-	2,136	5,854	5,015	3,244
2.20%	-	-	1,342	-	4,536	50,076	39,663	10,920
2.25%	-	-	-	-	374	3,336	1,608	785
2.30%	-	-	-	-	2,846	15,891	19,627	3,397
2.35%	-	-	-	-	5,022	3,194	-	611
2.40%	-	-	-	-	5,681	1,254	31,034	6,520
2.45%	-	-	-	-	1,096	3,741	2,076	1,142
2.50%	-	-	-	-	7,333	2,003	5,000	839
2.55%	-	-	-	-	441	2,908	12,779	2,840
2.60%	-	-	-	-	-	-	58	61
2.65%	-	-	-	-	-	1,029	1,213	383
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	187	18,047	88
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	8,338	-	5,013	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$808	$191,842	$118,799	$1,839	$818,968	$2,006,332	$1,591,195	$682,122

	LZREMS	LOVTRC	M2IGSS	MNDSC	MVUSC	MVFSC	MVIVSC	MSGI2

0.40%	$1,810	$847	$-	$967	$228	$7,581	$10,577	$191
0.60%	857	251	-	67	637	212	4,220	1,822
0.65%	-	-	-	30	-	1,964	1,498	-
0.75%	-	-	-	394	-	9,495	10,375	-
0.80%	-	-	-	-	-	1,044	-	-
0.85%	-	-	-	34	-	20,054	7,218	-
0.95%	-	-	706	-	-	3,680	4,168	-
1.05%	-	-	-	-	-	1,703	2,807	-
1.10%	783	154	106	52	-	70,830	7,579	50
1.15%	16,237	14,369	16,960	9,620	-	581,740	202,585	3,432
1.20%	-	-	101	-	-	5,435	-	-
1.25%	1,253	627	7,525	950	-	48,375	11,000	324
1.30%	101,243	116,816	593	91,296	-	946,632	987,502	31,483
1.35%	8,491	3,761	3,325	9,400	-	186,819	79,125	3,009
1.40%	67	1,257	703	2,788	-	103,714	35,848	5,175
1.45%	2,155	777	1,906	843	-	64,870	18,359	62
1.50%	125,490	43,189	8,215	78,277	-	571,984	544,051	35,245
1.55%	19,915	3,308	14,652	4,382	-	518,246	105,576	6,283
1.60%	37,516	6,337	4,965	24,542	-	185,501	184,421	17,124
1.65%	14,653	8,928	88	8,083	-	138,205	80,105	5,991
1.70%	613	-	410	149	-	20,223	1,520	69
1.75%	39,894	30,301	12,175	73,017	-	1,356,242	659,394	19,110
1.80%	17,522	3,187	3,737	9,706	-	104,390	68,419	7,564
1.85%	20,907	7,984	3,175	21,048	-	220,453	193,583	12,292
1.90%	-	-	2,083	640	-	39,082	20,187	-
1.95%	144,072	31,709	1,507	63,178	-	472,616	413,456	24,466
2.00%	3,674	27	-	2,343	-	41,541	27,570	2,496
2.05%	26,606	531	5,341	9,772	-	68,243	116,170	2,972
2.10%	3,428	4,305	1,495	13,228	-	102,382	39,513	2,073
2.15%	3,509	-	283	4,747	-	38,097	15,198	97
2.20%	4,363	4,487	1,362	11,446	-	114,540	103,059	6,513
2.25%	2,885	470	-	44	-	5,624	7,762	782
2.30%	14,281	106	283	9,596	-	56,914	60,174	1,965
2.35%	1,963	-	-	893	-	27,321	8,227	-
2.40%	44,563	1,537	-	13,367	-	106,438	98,925	2,793
2.45%	3,083	-	-	395	-	10,138	5,530	529
2.50%	2,196	914	-	4,366	-	9,609	15,817	116
2.55%	364	441	-	8,032	-	12,280	9,557	-
2.60%	-	-	-	-	-	-	-	-
2.65%	173	-	-	873	-	4,088	2,024	-
2.70%	-	-	-	-	-	532	-	-
2.75%	4,138	-	-	5,862	-	115	2,622	387
2.80%	76	112	-	511	-	817	412	-
2.85%	1,569	6,147	-	-	-	302	5,432	1,242
2.90%	-	-	-	-	-	208	-	-
2.95%	-	-	-	-	-	283	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$670,349	$292,879	$91,696	$484,938	$865	$6,280,562	$4,171,565	$195,657

	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE	MSVREB	NAMGI2

0.40%	$-	$-	$-	$883	$76	$-	$-	$720
0.60%	-	-	-	103	320	-	-	36
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	4	-	20	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	4,601	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	4,500	-	170	-	-	-	-
1.15%	-	25,036	-	1,043	-	-	18	44,494
1.20%	-	71	-	-	-	-	-	-
1.25%	-	3,105	-	1,386	-	-	-	-
1.30%	24,959	-	15,703	-	-	74	-	1,798,334
1.35%	-	5,488	-	-	-	-	-	3,097
1.40%	6,076	2,947	7,985	222	-	300	-	-
1.45%	-	11,919	-	553	-	-	-	1,776
1.50%	-	7,419	-	211	-	-	21	286,875
1.55%	-	28,535	-	1,483	-	-	-	896
1.60%	-	3,557	-	-	-	-	-	5,439
1.65%	-	988	-	-	-	-	-	38,556
1.70%	-	3,691	-	320	-	-	-	-
1.75%	-	37,849	-	2	1,282	-	-	212,469
1.80%	-	3,111	-	-	-	-	-	38,748
1.85%	-	1,714	-	30	-	-	-	121,870
1.90%	-	680	-	-	-	-	-	-
1.95%	-	6,422	-	-	1,066	-	-	182,740
2.00%	-	46	-	-	-	-	-	15,424
2.05%	-	1,423	-	77	-	-	-	24,871
2.10%	-	1,901	-	-	-	-	-	12,152
2.15%	-	502	-	-	-	-	-	-
2.20%	-	335	-	-	272	-	-	9,079
2.25%	-	306	-	-	-	-	-	588
2.30%	-	1,712	-	-	-	-	-	6,735
2.35%	-	242	-	-	-	-	-	-
2.40%	-	-	-	-	869	-	-	36,539
2.45%	-	158	-	-	-	-	-	344
2.50%	-	-	-	-	-	-	-	9,346
2.55%	-	-	-	-	235	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	752
2.80%	-	-	-	-	-	-	-	1,151
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$31,039	$158,258	$23,708	$6,483	$4,120	$374	$39	$2,853,031

	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2

0.40%	$8,913	$-	$7,382	$49,134	$6,755	$7,479	$7,296	$13,050
0.60%	1,798	-	2,910	9,289	931	4,193	3,137	4,242
0.65%	-	-	991	30,460	5,969	770	260	7,108
0.75%	-	-	4,648	34,004	8,661	3,254	2,137	10,232
0.80%	-	3,221	-	1,484	458	2,656	2,591	451
0.85%	-	-	4,120	67,235	8,527	4,944	11,062	9,877
0.95%	-	-	3,265	1,660	4,661	1,614	3,481	2,523
1.05%	-	-	4,938	2,894	1,127	2,703	2,750	935
1.10%	3,689	-	37,218	1,921,126	403,422	34,721	65,795	405,895
1.15%	219,985	-	335,410	8,112,845	2,532,199	274,723	416,545	2,664,743
1.20%	-	-	761	12,383	6,787	1,215	1,929	6,479
1.25%	82	-	42,447	585,441	105,194	29,718	35,030	105,384
1.30%	9,895,768	443,507	419,903	29,061,161	16,809,226	1,042,526	1,474,964	16,500,269
1.35%	23,212	-	124,635	1,915,382	508,063	144,191	254,373	619,926
1.40%	-	158,623	14,349	313,377	47,732	39,519	72,535	61,099
1.45%	-	-	49,459	513,464	142,126	22,458	55,623	158,681
1.50%	1,554,766	-	274,277	8,000,001	2,777,272	591,762	1,191,547	3,668,345
1.55%	8,392	-	242,273	4,638,442	1,252,832	179,147	331,797	1,369,502
1.60%	54,314	-	72,695	990,347	114,005	245,588	396,310	473,705
1.65%	208,207	-	52,247	1,475,842	446,956	80,972	163,513	567,376
1.70%	-	-	9,889	219,142	37,164	8,090	11,930	47,504
1.75%	2,540,594	-	469,738	19,818,609	6,173,983	733,274	1,211,337	6,925,114
1.80%	113,074	-	34,408	848,533	286,770	92,858	156,569	380,657
1.85%	848,498	-	103,665	3,760,817	2,113,652	136,618	251,229	2,223,647
1.90%	10,350	-	8,647	211,101	87,560	12,523	8,146	93,539
1.95%	2,155,399	-	204,415	6,085,600	1,700,533	591,778	1,140,234	2,542,861
2.00%	51,070	-	14,199	724,966	221,023	28,378	55,949	258,413
2.05%	168,480	-	66,124	874,288	507,295	43,478	177,204	537,200
2.10%	42,229	-	27,590	734,882	209,520	51,217	70,671	224,286
2.15%	1,183	-	6,636	224,035	114,936	12,266	29,224	128,837
2.20%	69,065	-	43,277	1,541,889	398,963	77,279	173,546	522,751
2.25%	405	-	1,934	89,792	37,226	5,848	8,927	43,651
2.30%	27,694	-	31,782	662,753	254,982	52,682	80,333	323,112
2.35%	-	-	5,888	315,883	237,922	6,165	10,048	253,184
2.40%	287,093	-	25,244	778,832	255,715	61,218	149,678	359,918
2.45%	31,105	-	2,509	135,967	38,998	9,389	29,508	62,089
2.50%	156,218	-	10,826	514,676	320,905	18,926	41,884	363,305
2.55%	4,266	-	2,910	148,724	21,087	11,151	14,961	29,865
2.60%	-	-	-	13,132	13,024	-	741	14,078
2.65%	-	-	704	74,653	55,889	1,500	2,572	61,260
2.70%	-	-	-	16,683	11,616	50	70	11,875
2.75%	608	-	11,326	56,875	2,887	3,502	2,569	4,965
2.80%	674	-	-	13,123	5,413	1,957	2,314	7,409
2.85%	15,613	-	2,308	18,602	17,368	3,053	2,051	19,629
2.90%	-	-	-	4,899	3,401	-	-	3,584
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	1,922	1,889	-	-	1,991
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$18,502,744	$605,351	$2,777,947	$95,626,349	$38,312,624	$4,677,353	$8,124,370	$42,094,546

	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1

0.40%	$233	$645	$-	$669	$85	$-	$673	$-
0.60%	-	331	-	440	-	-	202	-
0.65%	-	-	-	-	47	-	18	-
0.75%	468	-	1,091	-	1,218	-	789	-
0.80%	912	954	-	785	-	3,538	-	156
0.85%	1,338	-	5,317	-	1,853	-	970	-
0.95%	5,242	-	3,199	-	3	-	146	-
1.05%	1,274	-	739	-	-	-	20	-
1.10%	3,245	-	1,917	-	7,823	-	7,786	-
1.15%	100,966	-	69,811	-	52,551	-	34,440	-
1.20%	849	-	543	-	-	-	212	-
1.25%	13,951	-	7,977	-	1,824	-	5,160	-
1.30%	129,497	98,819	79,598	144,997	102,708	647,283	104,500	23,797
1.35%	28,990	-	24,628	-	17,083	-	9,875	-
1.40%	38,440	21,045	3,453	85,661	4,400	342,666	1,199	3,820
1.45%	27,975	-	11,260	-	25,432	-	2,060	-
1.50%	112,933	-	135,944	-	101,773	-	40,931	-
1.55%	87,185	-	52,812	-	38,988	-	38,385	-
1.60%	101,380	-	54,291	-	26,242	-	20,166	-
1.65%	26,584	-	29,328	-	15,260	-	6,677	-
1.70%	6,225	-	3,011	-	249	-	78	-
1.75%	108,873	-	119,414	-	118,591	-	86,382	-
1.80%	43,589	-	17,247	-	10,957	-	11,259	-
1.85%	58,159	-	17,702	-	19,149	-	12,109	-
1.90%	1,762	-	743	-	1,247	-	69	-
1.95%	73,371	-	107,178	-	86,399	-	45,134	-
2.00%	7,265	-	5,504	-	7,572	-	3,458	-
2.05%	27,708	-	34,829	-	18,191	-	7,771	-
2.10%	9,656	-	18,558	-	5,713	-	3,647	-
2.15%	2,036	-	5,239	-	1,640	-	3,859	-
2.20%	42,992	-	46,959	-	15,090	-	13,577	-
2.25%	2,816	-	1,290	-	756	-	65	-
2.30%	18,770	-	12,737	-	13,867	-	11,852	-
2.35%	1,706	-	3,021	-	1,340	-	2,025	-
2.40%	13,740	-	11,129	-	15,522	-	3,114	-
2.45%	748	-	1,857	-	1,691	-	1,602	-
2.50%	1,013	-	2,542	-	880	-	1,497	-
2.55%	1,034	-	11,333	-	1,374	-	2,050	-
2.60%	-	-	-	-	-	-	-	-
2.65%	166	-	3,442	-	3,164	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	747	-	1,329	-	981	-
2.80%	-	-	160	-	94	-	-	-
2.85%	-	-	-	-	-	-	772	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,103,091	$121,794	$906,550	$232,552	$722,105	$993,487	$485,510	$27,773

	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2

0.40%	$436	$-	$2,568	$12,629	$207	$10,956	$1,010	$2,806
0.60%	142	-	-	1,619	-	213	200	21
0.65%	1,542	6	8,370	36,284	4,483	16,462	-	3,263
0.75%	5,434	1,397	25,975	36,506	11,478	62,520	20,524	13,946
0.80%	-	237	32	19	-	833	91	-
0.85%	9,745	1,350	52,978	83,217	9,252	67,994	5,807	29,110
0.95%	-	-	-	-	-	-	-	-
1.05%	539	-	-	-	-	-	-	-
1.10%	32,776	1,880	990,102	1,104,160	284,593	1,386,160	117,132	298,252
1.15%	273,928	66,343	1,927,815	4,307,122	827,825	3,543,068	849,350	1,017,298
1.20%	3,990	-	10,529	18,157	8,555	48,185	-	1,998
1.25%	14,535	4,286	182,456	306,040	78,650	253,608	36,662	77,181
1.30%	178,669	93,881	13,015,824	9,978,527	3,187,248	10,588,883	254,792	3,831,554
1.35%	51,508	15,881	416,676	1,064,405	166,060	991,061	232,948	266,201
1.40%	31,273	4,368	35,405	15,127	32,945	86,486	30,479	55,704
1.45%	25,773	2,146	127,451	283,178	55,141	241,659	53,552	71,743
1.50%	77,215	162,092	2,748,275	3,057,707	774,916	3,331,653	420,000	943,474
1.55%	297,149	57,812	1,121,520	2,055,347	606,325	1,948,727	854,824	732,895
1.60%	33,341	33,455	205,662	145,937	134,460	516,865	103,981	116,088
1.65%	31,139	24,158	394,220	509,758	143,919	576,376	72,976	141,792
1.70%	4,148	888	25,974	59,143	15,034	72,539	23,005	28,613
1.75%	449,913	213,182	6,328,468	10,954,750	2,402,968	9,755,805	1,193,138	2,428,100
1.80%	15,662	48,854	180,269	195,022	86,567	251,329	29,329	91,228
1.85%	24,258	6,202	1,332,467	1,085,641	520,006	1,187,152	91,511	539,771
1.90%	4,446	4,345	78,667	111,721	33,331	142,337	87,227	44,445
1.95%	92,295	222,509	1,637,732	2,618,054	538,238	2,272,130	495,896	692,271
2.00%	9,940	10,870	162,141	323,721	122,485	369,461	47,238	78,906
2.05%	6,234	27,677	409,278	340,455	113,831	314,905	40,719	92,573
2.10%	35,524	5,311	177,714	409,994	48,784	369,254	50,648	71,468
2.15%	14,059	5,634	106,330	73,394	29,703	193,119	33,939	27,580
2.20%	17,295	58,965	393,417	648,886	180,712	880,079	149,914	171,302
2.25%	2,023	3,091	27,780	4,382	5,288	45,764	9,715	41,187
2.30%	10,423	34,903	209,156	467,166	116,369	311,285	127,273	109,366
2.35%	19,006	773	130,543	16,914	54,343	207,029	23,816	42,427
2.40%	10,108	18,642	101,234	138,479	27,475	97,243	105,763	32,881
2.45%	66	4,798	16,181	56,813	13,848	37,699	1,011	25,109
2.50%	2,658	29,481	277,693	85,128	61,616	123,269	69,817	57,498
2.55%	2,669	-	16,123	35,823	13,967	44,159	452	4,962
2.60%	-	-	1,303	-	-	11,261	-	-
2.65%	1,520	556	15,804	9,825	9,751	22,908	614	4,962
2.70%	485	36,297	37,442	-	558	10,686	382	284
2.75%	-	-	367	4,329	-	869	870	3,118
2.80%	-	-	95	-	-	687	2,465	-
2.85%	-	-	4,809	-	3,798	7,200	-	7,266
2.90%	186	-	-	-	-	-	-	-
2.95%	285	-	-	4,449	-	1,742	-	1,590
3.00%	-	-	-	582	-	-	-	-
3.05%	-	-	-	-	-	1,301	3,242	-
3.10%	-	-	802	-	-	2,404	-	-
3.40%	-	-	-	-	-	1,828	-	-

Totals	$1,792,337	$1,202,270	$32,937,647	$40,660,410	$10,724,729	$40,407,153	$5,642,312	$12,200,233

	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8

0.40%	$-	$474	$2,709	$-	$-	$74	$1,244	$88
0.60%	-	-	291	-	-	2	3,523	-
0.65%	-	1,338	881	-	1,239	2,076	-	507
0.75%	-	8,406	1,676	-	3,027	7,182	-	606
0.80%	72	-	205	27,527	-	2,594	-	138
0.85%	-	8,144	708	-	7,590	8,241	-	5,958
0.95%	-	869	-	-	2,806	6,180	-	490
1.05%	-	1,500	101	-	1,968	8,871	-	1,045
1.10%	-	32,707	10,097	-	30,982	39,535	-	32,051
1.15%	-	160,793	63,718	-	279,014	412,558	-	51,196
1.20%	-	2,844	-	-	4,225	4,006	-	111
1.25%	-	16,685	8,167	-	17,389	30,796	-	2,203
1.30%	33,289	258,230	277,987	1,218,621	112,932	679,711	-	222,701
1.35%	-	36,886	17,266	-	59,528	84,383	-	16,247
1.40%	12,887	19,835	10,012	388,114	31,864	236,954	-	11,696
1.45%	-	27,730	3,584	-	31,021	42,391	-	7,387
1.50%	-	108,010	133,555	-	69,165	116,945	-	201,651
1.55%	-	173,519	52,836	-	311,897	378,025	-	22,938
1.60%	-	55,274	31,536	-	14,940	69,955	-	27,300
1.65%	-	35,498	17,229	-	27,625	46,537	-	10,384
1.70%	-	2,479	2,078	-	4,502	8,534	-	521
1.75%	-	295,543	203,221	-	434,133	548,113	-	131,992
1.80%	-	20,246	10,733	-	15,866	31,344	-	18,171
1.85%	-	35,888	43,911	-	23,175	41,714	-	24,034
1.90%	-	1,172	3,166	-	6,413	6,004	-	613
1.95%	-	117,907	87,025	-	64,799	144,634	-	179,121
2.00%	-	6,247	6,097	-	8,174	12,369	-	5,164
2.05%	-	15,116	10,521	-	6,237	14,060	-	9,142
2.10%	-	25,181	7,007	-	20,225	22,851	-	5,025
2.15%	-	8,111	1,423	-	12,816	17,009	-	424
2.20%	-	20,290	15,640	-	11,498	20,560	-	26,574
2.25%	-	3,357	66	-	2,108	3,910	-	4,223
2.30%	-	7,310	13,569	-	9,544	24,717	-	5,176
2.35%	-	17,024	707	-	20,622	25,478	-	347
2.40%	-	2,114	5,404	-	7,349	1,105	-	29,108
2.45%	-	1,286	495	-	67	1,539	-	1,907
2.50%	-	6,369	4,659	-	2,849	5,423	-	7,059
2.55%	-	1,800	211	-	1,909	1,935	-	2,720
2.60%	-	-	-	-	-	446	-	96
2.65%	-	1,836	471	-	439	352	-	455
2.70%	-	360	-	-	479	789	-	-
2.75%	-	-	-	-	-	217	-	-
2.80%	-	37	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	183	-	-	187	183	-	-
2.95%	-	74	-	-	297	266	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$46,248	$1,538,672	$1,048,962	$1,634,262	$1,660,900	$3,110,568	$4,767	$1,066,569

	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF

0.40%	$461	$4,658	$17,365	$8	$11,622	$450	$2,892	$6,709
0.60%	169	263	2,438	601	787	569	724	1,532
0.65%	-	4,173	52,036	5,921	37,580	3,551	9,745	1,665
0.75%	3,060	33,668	96,255	9,496	55,049	10,923	29,526	3,173
0.80%	5,279	63	400	1,641	4,695	7,635	1,438	2,409
0.85%	246	43,167	122,045	13,747	63,070	11,761	26,941	11,807
0.95%	981	-	370	-	9,783	8,909	1,020	2,780
1.05%	2,540	687	1,568	607	5,080	8,996	2,263	832
1.10%	7,188	247,180	383,095	203,615	743,553	210,540	185,850	7,317
1.15%	294,857	1,077,490	2,005,369	817,214	4,559,100	2,871,358	1,258,336	184,452
1.20%	6,706	5,898	1,493	11,237	19,764	21,413	5,479	1,129
1.25%	55,848	64,980	83,388	42,958	312,773	193,154	107,605	20,841
1.30%	154,838	10,897,213	6,710,575	3,204,090	7,894,985	435,535	3,502,016	777,212
1.35%	90,336	212,256	483,909	132,747	791,466	592,674	264,465	75,159
1.40%	67,823	44,043	12,382	80,295	507,497	325,548	139,080	112,405
1.45%	27,903	37,555	213,888	83,581	271,696	182,631	97,786	38,352
1.50%	303,389	2,015,762	1,618,612	726,661	2,549,121	634,583	752,289	454,204
1.55%	186,868	368,112	843,818	559,424	2,853,635	2,187,704	833,342	125,253
1.60%	122,631	191,293	168,386	284,175	477,161	234,091	218,057	111,054
1.65%	59,943	172,694	341,206	111,335	474,088	120,984	144,305	44,832
1.70%	28,309	17,107	26,097	23,865	108,727	70,838	26,578	10,373
1.75%	506,561	3,662,417	5,724,231	2,088,794	7,751,835	2,145,705	2,632,001	427,883
1.80%	44,195	115,507	95,971	120,333	293,987	122,921	91,494	52,697
1.85%	48,663	867,818	689,319	422,395	924,520	104,987	360,285	119,043
1.90%	69,845	65,593	73,870	20,407	233,352	199,312	73,896	4,813
1.95%	362,550	1,158,039	1,351,138	385,338	1,791,880	559,813	503,809	456,968
2.00%	3,585	74,232	113,395	91,514	317,975	56,065	88,784	14,320
2.05%	52,301	190,083	102,195	107,438	212,400	46,874	84,746	43,559
2.10%	43,540	122,404	247,555	40,519	274,405	181,411	92,340	42,874
2.15%	60,246	66,910	44,946	47,510	340,893	49,515	70,039	22,002
2.20%	35,877	300,161	376,450	191,249	436,052	86,800	131,254	64,152
2.25%	29,191	51,814	5,291	13,612	63,360	35,286	56,223	4,224
2.30%	58,178	96,244	180,382	141,995	243,137	123,416	68,478	22,008
2.35%	62,443	119,461	13,946	44,903	453,178	18,289	95,135	1,745
2.40%	15,675	77,622	85,426	39,675	218,298	174,246	19,607	60,875
2.45%	2,319	31,778	38,043	15,729	29,244	7,178	3,227	5,376
2.50%	73,847	237,914	76,177	60,276	189,451	153,691	60,839	29,776
2.55%	1,146	11,741	21,346	12,406	58,506	18,255	31,548	4,688
2.60%	6,417	-	-	-	5,365	648	714	96
2.65%	2,451	2,976	653	3,291	32,252	4,927	2,633	1,760
2.70%	32,744	8,835	-	1,198	50,556	3,997	4,395	-
2.75%	2,279	396	-	1,856	5,996	13,039	8,815	1,000
2.80%	-	-	-	93	686	-	-	-
2.85%	-	7,210	-	-	-	8,389	1,338	-
2.90%	-	-	-	-	4,847	-	-	-
2.95%	23,711	6,927	-	-	1,764	-	-	-
3.00%	-	-	-	-	39,654	-	4,747	-
3.05%	-	-	-	-	-	2,915	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,957,139	$22,714,344	$22,425,029	$10,163,749	$35,724,825	$12,251,526	$12,096,084	$3,373,349

	SAM	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1

0.40%	$11,413	$-	$697	$-	$166	$-	$1,510	$-
0.60%	2,863	-	-	-	-	-	372	-
0.65%	3,599	-	1,379	-	531	-	949	-
0.75%	18,035	-	3,955	-	3,054	-	5,307	-
0.80%	9,319	1,143	-	149	-	2,074	-	42
0.85%	12,704	-	8,246	-	4,449	-	2,761	-
0.95%	11,007	-	349	-	1,009	-	3,162	-
1.05%	6,821	-	1,122	-	569	-	2,528	-
1.10%	89,966	-	29,199	-	20,221	-	17,335	-
1.15%	745,574	-	259,663	-	108,362	-	203,256	-
1.20%	5,592	-	4,571	-	962	-	2,691	-
1.25%	67,677	-	15,078	-	7,221	-	23,756	-
1.30%	1,883,619	227,796	116,086	25,805	129,838	88,970	160,172	36,660
1.35%	180,738	-	59,303	-	22,060	-	48,404	-
1.40%	489,882	93,184	26,592	14,973	4,113	29,181	15,791	19,500
1.45%	86,126	-	20,786	-	8,169	-	24,745	-
1.50%	589,847	-	88,932	-	74,924	-	174,286	-
1.55%	724,388	-	296,897	-	79,882	-	234,466	-
1.60%	294,553	-	29,379	-	17,349	-	50,771	-
1.65%	117,325	-	25,616	-	14,132	-	29,641	-
1.70%	27,194	-	7,144	-	2,683	-	5,276	-
1.75%	1,217,026	-	454,175	-	188,914	-	339,094	-
1.80%	107,249	-	11,676	-	7,844	-	56,459	-
1.85%	338,110	-	37,150	-	21,246	-	55,571	-
1.90%	18,474	-	6,040	-	3,449	-	8,362	-
1.95%	346,234	-	94,127	-	76,443	-	128,267	-
2.00%	30,035	-	9,658	-	6,489	-	14,903	-
2.05%	116,743	-	6,463	-	14,021	-	12,284	-
2.10%	65,506	-	16,799	-	10,620	-	26,333	-
2.15%	27,435	-	13,575	-	1,600	-	13,091	-
2.20%	116,216	-	14,973	-	18,017	-	39,974	-
2.25%	5,353	-	1,679	-	1,921	-	2,979	-
2.30%	58,483	-	8,656	-	10,775	-	22,489	-
2.35%	8,769	-	19,053	-	2,572	-	9,095	-
2.40%	28,913	-	5,466	-	1,931	-	16,976	-
2.45%	13,410	-	1,056	-	1,274	-	3,572	-
2.50%	28,258	-	3,867	-	1,856	-	2,959	-
2.55%	1,484	-	3,536	-	341	-	1,003	-
2.60%	-	-	-	-	-	-	95	-
2.65%	2,419	-	1,973	-	711	-	1,392	-
2.70%	70	-	452	-	39	-	203	-
2.75%	657	-	267	-	310	-	851	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	380	-	1,943	-	537	-
2.90%	-	-	141	-	-	-	70	-
2.95%	-	-	370	-	-	-	131	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$7,909,086	$322,123	$1,706,526	$40,927	$872,010	$120,225	$1,763,869	$56,202

	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF

0.40%	$1,568	$-	$852	$2,046	$133	$-	$7	$815
0.60%	477	-	512	507	-	-	-	522
0.65%	729	-	663	-	1,114	-	-	-
0.75%	5,631	-	2,506	-	5,477	-	151	-
0.80%	25	4,519	-	-	2,846	1,638	-	1,933
0.85%	710	-	4,319	-	4,887	-	486	-
0.95%	1,561	-	1,631	-	205	-	755	-
1.05%	3	-	1,746	-	257	-	187	-
1.10%	7,744	-	27,950	-	25,025	-	3,667	-
1.15%	75,842	-	222,322	-	214,927	-	33,813	-
1.20%	1,834	-	3,092	-	2,544	-	44	-
1.25%	9,891	-	19,042	-	18,279	-	4,397	-
1.30%	214,167	1,879,378	165,783	-	1,832,430	62,463	74,378	304,436
1.35%	31,855	-	65,619	-	60,940	-	13,877	-
1.40%	7,271	353,567	20,286	-	537,492	13,249	2,072	109,880
1.45%	9,125	-	17,886	-	17,725	-	4,941	-
1.50%	200,885	-	134,365	-	149,819	-	73,817	-
1.55%	82,115	-	236,751	-	223,610	-	25,312	-
1.60%	41,405	-	42,884	-	34,946	-	22,930	-
1.65%	27,573	-	47,176	-	39,202	-	12,250	-
1.70%	4,682	-	5,497	-	4,857	-	3,250	-
1.75%	209,400	-	350,040	-	366,971	-	81,626	-
1.80%	37,702	-	26,760	-	13,179	-	8,129	-
1.85%	41,288	-	57,066	-	32,162	-	22,320	-
1.90%	2,105	-	6,894	-	5,049	-	1,842	-
1.95%	120,010	-	116,527	-	122,349	-	60,938	-
2.00%	7,540	-	11,159	-	9,146	-	2,799	-
2.05%	32,225	-	40,155	-	18,305	-	2,946	-
2.10%	13,856	-	22,629	-	23,249	-	6,297	-
2.15%	6,447	-	13,392	-	14,361	-	1,738	-
2.20%	25,692	-	23,646	-	22,206	-	15,958	-
2.25%	879	-	2,233	-	2,578	-	211	-
2.30%	17,274	-	16,627	-	14,421	-	6,249	-
2.35%	2,288	-	14,933	-	12,509	-	330	-
2.40%	19,454	-	24,189	-	12,135	-	8,554	-
2.45%	3,959	-	1,196	-	1,616	-	1,448	-
2.50%	1,868	-	2,372	-	2,044	-	1,216	-
2.55%	83	-	1,382	-	6,184	-	302	-
2.60%	91	-	-	-	-	-	-	-
2.65%	3,210	-	717	-	2,453	-	846	-
2.70%	-	-	258	-	255	-	-	-
2.75%	639	-	793	-	540	-	272	-
2.80%	116	-	-	-	-	-	372	-
2.85%	623	-	111	-	570	-	149	-
2.90%	-	-	94	-	68	-	-	-
2.95%	-	-	167	-	234	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,271,842	$2,237,464	$1,754,222	$2,553	$3,859,299	$77,350	$500,876	$417,586

	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3

0.40%	$191	$1,188	$49	$5,194	$2,186	$380	$1,324	$1,391
0.60%	-	1,178	-	463	624	612	-	205
0.65%	127	-	8	1,949	231	-	1,670	2,547
0.75%	1,753	-	329	5,708	5,201	-	2,946	4,762
0.80%	-	5,125	-	124	1,716	17,857	-	10
0.85%	558	-	1,600	4,971	3,164	-	4,168	7,580
0.95%	1,960	-	4,965	3,390	434	-	3,980	-
1.05%	785	-	552	592	202	-	5,714	1,100
1.10%	2,434	-	6,503	36,277	23,315	-	27,159	51,238
1.15%	56,186	-	99,381	249,508	117,657	-	566,099	365,897
1.20%	94	-	58	227	382	-	2,822	4,028
1.25%	16,777	-	19,252	17,374	6,192	-	104,412	18,035
1.30%	81,915	622,633	71,827	900,539	575,362	3,332,485	408,519	607,779
1.35%	23,806	-	43,133	86,328	29,791	-	214,010	81,472
1.40%	4,166	288,148	5,161	36,527	28,128	1,400,344	48,486	33,147
1.45%	8,708	-	18,488	44,596	16,678	-	89,578	26,317
1.50%	78,301	-	65,693	365,983	226,903	-	390,909	219,192
1.55%	45,258	-	68,153	183,005	92,053	-	503,846	361,375
1.60%	31,683	-	22,845	96,489	62,387	-	148,919	31,918
1.65%	12,625	-	7,370	53,813	28,805	-	65,778	46,533
1.70%	3,797	-	6,560	5,974	2,324	-	33,328	6,142
1.75%	98,852	-	88,371	609,544	424,960	-	592,420	719,925
1.80%	10,592	-	10,148	30,571	21,400	-	56,174	13,665
1.85%	24,045	-	13,069	221,058	132,285	-	127,216	101,403
1.90%	971	-	5,342	29,642	3,565	-	22,365	6,637
1.95%	73,051	-	56,861	278,711	156,906	-	263,213	206,791
2.00%	6,731	-	1,807	28,222	12,133	-	14,550	30,875
2.05%	4,697	-	12,367	97,954	21,572	-	53,523	25,670
2.10%	8,881	-	8,929	27,171	30,453	-	38,037	60,020
2.15%	2,247	-	4,385	6,449	3,257	-	24,903	18,337
2.20%	14,082	-	8,893	69,505	42,941	-	79,180	46,852
2.25%	2,316	-	454	7,042	4,690	-	6,968	2,216
2.30%	5,470	-	5,714	45,137	35,745	-	37,019	37,847
2.35%	515	-	43	9,602	3,136	-	4,252	20,013
2.40%	14,293	-	3,143	38,802	16,112	-	31,059	15,670
2.45%	1,153	-	139	5,579	8,842	-	967	5,160
2.50%	1,331	-	1,101	8,678	33,359	-	11,711	18,083
2.55%	2,626	-	3,422	8,102	192	-	2,108	5,305
2.60%	-	-	-	-	-	-	-	-
2.65%	863	-	193	1,142	1,681	-	1,776	1,181
2.70%	-	-	-	97	96	-	-	1,025
2.75%	455	-	-	1,935	1,020	-	1,913	172
2.80%	-	-	-	94	-	-	-	498
2.85%	150	-	150	814	3,850	-	1,420	2,777
2.90%	-	-	-	-	-	-	-	163
2.95%	-	-	-	-	-	-	-	368
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$644,445	$918,272	$666,458	$3,624,882	$2,181,930	$4,751,678	$3,994,441	$3,211,321

	EIF	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2

0.40%	$1,339	$592	$-	$315	$33	$6	$1,842	$2,037
0.60%	572	-	-	210	-	7	787	-
0.65%	-	603	-	-	-	-	-	-
0.75%	-	1,973	-	2,085	-	-	-	-
0.80%	-	24	4,727	-	-	-	-	-
0.85%	-	3,974	-	2,309	-	-	-	-
0.95%	-	433	-	9,311	-	-	-	-
1.05%	-	1,381	-	1,080	-	-	-	-
1.10%	-	33,289	-	4,007	-	-	1,538	6,456
1.15%	-	217,806	-	144,550	121	2,118	229,463	89,586
1.20%	-	1,788	-	721	-	-	-	-
1.25%	-	21,578	-	16,119	-	1	-	-
1.30%	-	564,442	436,910	138,686	10,341	13,332	8,558,162	4,355,640
1.35%	-	59,531	-	52,028	-	1,652	99,083	17,516
1.40%	-	26,320	208,777	9,422	540	343	972	75
1.45%	-	20,996	-	27,074	38	-	6,982	867
1.50%	-	301,963	-	235,604	3,923	19,662	1,678,850	792,974
1.55%	-	219,062	-	97,843	114	360	27,933	339
1.60%	-	71,591	-	104,193	39,340	6,627	64,648	45,380
1.65%	-	50,374	-	34,917	574	1,635	199,110	125,808
1.70%	-	13,303	-	4,630	-	-	1,795	-
1.75%	-	448,179	-	161,043	13,223	6,101	2,729,147	1,157,628
1.80%	-	40,698	-	36,007	6,771	1,630	265,808	111,763
1.85%	-	78,433	-	48,738	2,621	5,443	941,802	416,596
1.90%	-	11,038	-	2,800	-	-	-	1,430
1.95%	-	226,570	-	182,416	34,096	34,845	1,162,114	634,969
2.00%	-	18,728	-	7,140	-	-	44,896	18,291
2.05%	-	22,494	-	9,323	208	4,465	139,262	110,307
2.10%	-	36,115	-	26,360	24,165	-	56,605	14,064
2.15%	-	8,364	-	6,277	-	-	41,780	9,257
2.20%	-	55,470	-	51,599	-	806	193,471	113,609
2.25%	-	3,642	-	5,111	-	-	23,153	16,605
2.30%	-	34,686	-	19,457	-	110	154,931	28,221
2.35%	-	8,808	-	1,915	-	-	-	-
2.40%	-	19,641	-	41,298	3,137	3,504	193,867	89,905
2.45%	-	3,367	-	1,874	1,032	-	50,087	11,757
2.50%	-	12,836	-	4,526	331	95	219,619	80,610
2.55%	-	3,918	-	3,633	-	95	1,201	650
2.60%	-	-	-	41	-	-	-	-
2.65%	-	2,504	-	915	-	-	-	16,286
2.70%	-	1,643	-	-	-	-	-	-
2.75%	-	1,010	-	934	-	-	671	28
2.80%	-	117	-	479	-	-	-	-
2.85%	-	1,012	-	1,116	-	-	17,971	19,162
2.90%	-	45	-	-	-	-	-	-
2.95%	-	128	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,911	$2,650,469	$650,414	$1,498,106	$140,608	$102,837	$17,107,550	$8,287,816

	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMINS	AMCG

0.40%	$1,144	$1,206	$1,660	$14,441	$649	$23	$-	$-
0.60%	94	-	1,461	9,863	129	-	-	-
0.65%	-	-	-	-	-	1,011	-	-
0.75%	-	-	-	-	-	4,692	-	-
0.80%	-	-	-	-	-	302	-	-
0.85%	-	-	-	-	-	4,232	-	-
0.95%	-	-	-	-	-	3,364	-	-
1.05%	-	-	-	-	-	553	-	-
1.10%	1,559	82	1,293	3,133	-	26,779	-	-
1.15%	199,955	81,542	18,749	121,449	22,516	185,334	105	-
1.20%	-	-	-	-	-	2,471	-	-
1.25%	-	-	335	5,000	-	10,656	283	-
1.30%	7,573,807	3,460,237	228,156	1,466,041	1,599,797	188,162	-	100
1.35%	15,166	6,272	17,877	120,227	4,733	34,699	-	-
1.40%	1,307	388	4,267	41,227	221	89,329	-	88
1.45%	1,027	-	1,455	13,037	-	27,323	-	-
1.50%	994,097	537,435	262,746	1,954,362	278,152	36,312	117	-
1.55%	5,094	1,877	6,951	91,865	403	163,295	29	-
1.60%	44,050	45,475	44,411	349,121	6,486	11,094	341	-
1.65%	152,269	74,865	23,738	189,808	39,286	26,220	180	-
1.70%	-	-	983	4,479	-	5,895	-	-
1.75%	2,173,866	1,050,558	102,891	692,578	239,563	268,226	193	-
1.80%	122,315	78,998	18,937	172,468	19,559	23,645	269	-
1.85%	771,056	354,002	28,011	262,212	105,048	16,096	68	-
1.90%	996	-	1,116	11,623	-	5,034	-	-
1.95%	899,959	405,986	228,425	1,884,192	146,509	42,299	-	-
2.00%	15,316	20,961	6,566	34,688	1,703	8,323	-	-
2.05%	92,333	45,746	6,932	135,728	16,279	4,447	-	-
2.10%	43,651	7,318	15,894	63,113	13,223	9,962	-	-
2.15%	4,572	3,377	920	14,160	869	11,050	484	-
2.20%	114,980	39,172	29,275	128,388	6,634	15,731	-	-
2.25%	11,455	328	4,751	72,941	173	2,791	291	-
2.30%	60,506	13,143	12,609	88,334	7,758	11,938	-	-
2.35%	9	129	-	3,107	-	16,098	-	-
2.40%	154,258	34,446	33,629	296,253	12,733	484	-	-
2.45%	15,685	1,389	2,392	23,032	1,755	92	-	-
2.50%	86,306	86,944	8,975	95,356	38,404	2,344	-	-
2.55%	1,220	1,688	468	71,374	-	408	-	-
2.60%	-	-	362	596	-	-	-	-
2.65%	-	-	637	2,844	-	330	-	-
2.70%	-	-	-	-	-	606	-	-
2.75%	-	43	991	108,193	-	-	-	-
2.80%	-	-	817	4,334	-	-	-	-
2.85%	17,726	18,214	-	949	419	-	-	-
2.90%	-	-	-	-	-	160	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$13,575,778	$6,371,821	$1,118,680	$8,550,516	$2,563,001	$1,261,810	$2,360	$188

	AMMCGS	AMTP	AMSRS	NOTB4	NOTG4	NOTMG4	OVIGS	OVMS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	275	-	162	-	-	-	-	508
0.85%	-	-	-	-	-	-	-	-
0.95%	537	-	11,094	-	-	-	-	-
1.05%	382	-	853	-	-	-	-	-
1.10%	390	-	3,616	-	-	-	1,094	-
1.15%	4,971	-	52,541	-	-	453	19,707	-
1.20%	82	-	-	-	-	-	-	-
1.25%	2,339	-	4,936	-	-	-	831	-
1.30%	3,740	-	46,827	22,443	51,619	20,161	208,069	263,917
1.35%	989	-	26,788	572	1,596	621	4,916	-
1.40%	4,468	198	13,305	-	-	-	301	121,524
1.45%	2,556	-	7,523	-	-	-	2,044	-
1.50%	1,637	-	7,111	30,058	15,184	23,360	133,105	-
1.55%	6,921	-	27,740	-	-	-	11,137	-
1.60%	680	-	2,029	42,607	2,326	7,780	15,821	-
1.65%	37	-	268	771	523	2,630	16,058	-
1.70%	98	-	11,036	-	-	-	589	-
1.75%	4,040	-	28,949	40,606	37,239	11,883	71,411	-
1.80%	398	-	3,602	8,732	4,527	4,727	7,359	-
1.85%	144	-	1,648	3,588	729	945	71,003	-
1.90%	-	-	7,587	-	-	-	374	-
1.95%	617	-	1,974	50,511	30,716	47,102	158,437	-
2.00%	234	-	162	-	-	-	2,089	-
2.05%	-	-	2,731	472	6	12	11,228	-
2.10%	292	-	989	1,446	2,875	678	7,895	-
2.15%	186	-	1,564	1,159	160	3,108	662	-
2.20%	2,787	-	1,206	3,749	1,706	2,499	9,627	-
2.25%	-	-	-	-	-	3,311	916	-
2.30%	2,794	-	2,085	3,032	10,097	3,158	13,850	-
2.35%	-	-	7	-	-	-	-	-
2.40%	907	-	-	2,909	13,253	2,763	18,207	-
2.45%	-	-	-	1,983	174	1,064	-	-
2.50%	126	-	-	2,657	1,388	1,015	7,683	-
2.55%	-	-	-	358	-	-	868	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	104	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	148	-	-	-	-
2.85%	-	-	-	-	-	8,681	309	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$42,627	$198	$268,437	$217,801	$174,118	$145,951	$795,590	$385,949

	OVB	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS

0.40%	$-	$832	$-	$2,671	$1,668	$2,304	$-	$487
0.60%	-	1,460	-	1,233	787	-	-	-
0.65%	-	-	-	-	-	2,340	-	555
0.75%	-	-	1,973	-	-	5,347	-	2,004
0.80%	329	2,498	-	-	422	-	578	-
0.85%	-	-	2,184	-	-	8,268	-	1,989
0.95%	-	-	10,771	-	-	1,448	-	2,325
1.05%	-	-	5,771	-	-	757	-	3,462
1.10%	-	-	4,247	-	-	43,951	-	8,905
1.15%	-	-	186,674	-	-	378,681	-	121,109
1.20%	-	-	1,563	-	-	4,498	-	101
1.25%	-	-	48,971	-	-	31,389	-	7,717
1.30%	168,389	1,300,667	247,307	-	124,111	333,076	69,822	245,350
1.35%	-	-	83,939	-	-	101,103	-	49,990
1.40%	96,415	560,698	11,235	-	35,424	35,359	25,601	7,190
1.45%	-	-	38,465	-	-	38,713	-	15,908
1.50%	-	-	264,361	-	-	235,213	-	218,049
1.55%	-	-	121,489	-	-	402,678	-	108,952
1.60%	-	-	75,198	-	-	81,245	-	46,687
1.65%	-	-	18,366	-	-	51,271	-	23,380
1.70%	-	-	6,052	-	-	10,103	-	3,127
1.75%	-	-	184,750	-	-	723,241	-	239,715
1.80%	-	-	46,514	-	-	27,675	-	28,257
1.85%	-	-	31,827	-	-	128,766	-	48,404
1.90%	-	-	3,662	-	-	12,382	-	3,561
1.95%	-	-	153,263	-	-	223,648	-	182,599
2.00%	-	-	2,442	-	-	21,948	-	7,403
2.05%	-	-	25,331	-	-	24,412	-	27,904
2.10%	-	-	24,783	-	-	34,657	-	39,543
2.15%	-	-	3,749	-	-	13,847	-	4,472
2.20%	-	-	58,469	-	-	38,774	-	33,207
2.25%	-	-	1,042	-	-	3,702	-	2,559
2.30%	-	-	20,018	-	-	28,964	-	24,830
2.35%	-	-	1,509	-	-	23,416	-	1,128
2.40%	-	-	41,373	-	-	44,579	-	27,159
2.45%	-	-	3,043	-	-	3,361	-	2,606
2.50%	-	-	8,674	-	-	10,252	-	3,914
2.55%	-	-	7,575	-	-	7,645	-	4,300
2.60%	-	-	-	-	-	-	-	315
2.65%	-	-	1,299	-	-	381	-	4,631
2.70%	-	-	-	-	-	495	-	-
2.75%	-	-	78	-	-	1,655	-	-
2.80%	-	-	146	-	-	715	-	-
2.85%	-	-	-	-	-	1,296	-	430
2.90%	-	-	-	-	-	186	-	-
2.95%	-	-	-	-	-	320	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$265,133	$1,866,155	$1,748,113	$3,904	$162,412	$3,144,061	$96,001	$1,554,224

	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD

0.40%	$-	$-	$-	$1,482	$335	$5,324	$10,598	$285
0.60%	-	-	-	1,054	102	1,797	3,499	84
0.65%	-	-	-	-	-	4,106	4,939	-
0.75%	-	-	62	3,612	658	14,752	10,927	-
0.80%	537	401	-	-	-	229	-	-
0.85%	-	-	614	743	1,426	26,517	15,740	-
0.95%	-	-	696	-	-	4,407	2,560	-
1.05%	-	-	731	-	188	5,407	997	-
1.10%	-	-	236	532	1,790	52,404	3,813	-
1.15%	-	-	21,693	33,077	12,625	406,040	213,176	-
1.20%	-	-	216	-	-	1,755	98	-
1.25%	-	-	2,102	192	3,165	25,433	4,348	-
1.30%	106,875	15,901	-	71,935	37,219	1,934,680	1,504,378	-
1.35%	-	-	8,169	10,226	8,411	105,185	81,841	-
1.40%	20,447	8,628	2,923	5,144	3,347	55,338	27,348	-
1.45%	-	-	8,650	1,715	5,241	42,294	25,907	-
1.50%	-	-	5,821	117,949	37,667	545,089	584,539	-
1.55%	-	-	18,754	9,960	14,061	294,968	71,343	-
1.60%	-	-	22,058	81,048	24,111	157,402	302,217	-
1.65%	-	-	2,329	24,153	6,172	85,683	81,459	-
1.70%	-	-	559	1,790	348	7,335	751	-
1.75%	-	-	10,726	142,305	46,859	1,153,656	993,278	-
1.80%	-	-	8,799	30,712	7,000	66,970	90,096	-
1.85%	-	-	373	5,884	6,112	345,711	275,338	-
1.90%	-	-	1,374	-	-	11,868	4,285	-
1.95%	-	-	2,058	97,086	20,950	467,809	461,303	-
2.00%	-	-	545	7,704	1,594	37,515	16,971	-
2.05%	-	-	204	11,195	7,864	64,889	91,526	-
2.10%	-	-	87	16,047	3,100	66,873	64,922	-
2.15%	-	-	537	2,194	4,035	20,436	27,642	-
2.20%	-	-	134	34,762	10,921	110,054	139,263	-
2.25%	-	-	914	2,069	918	8,269	3,316	-
2.30%	-	-	7	8,470	7,220	83,656	96,216	-
2.35%	-	-	-	-	11	17,459	5,689	-
2.40%	-	-	-	12,318	4,801	19,820	64,385	-
2.45%	-	-	-	964	789	14,742	9,183	-
2.50%	-	-	-	4,936	2,022	20,949	28,854	-
2.55%	-	-	-	2,860	1,809	15,916	10,421	-
2.60%	-	-	-	79	-	-	461	-
2.65%	-	-	-	-	-	2,854	1,598	-
2.70%	-	-	-	-	-	380	560	-
2.75%	-	-	-	1,926	342	1,274	1,363	-
2.80%	-	-	-	-	-	436	6,313	-
2.85%	-	-	-	-	-	-	459	-
2.90%	-	-	-	-	-	68	-	-
2.95%	-	-	-	-	-	138	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$127,859	$24,930	$121,371	$746,123	$283,213	$6,307,887	$5,343,920	$369

	PMVEBD	PMVHYD	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA

0.40%	$124	$605	$493	$455	$502	$1,559	$13	$32
0.60%	1,699	103	21	56	191	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	155	-	833	-	-	-	-	-
1.15%	4,405	-	9,134	-	-	-	374	-
1.20%	-	-	-	-	-	-	-	-
1.25%	579	-	721	-	-	-	-	-
1.30%	27,305	-	106,504	-	-	-	19,688	-
1.35%	1,126	-	1,454	-	-	-	557	-
1.40%	-	-	5,713	-	-	-	10	-
1.45%	869	-	11	-	-	-	29	-
1.50%	28,177	-	20,415	-	-	-	38,550	-
1.55%	1,565	-	6,353	-	-	-	182	-
1.60%	11,543	-	6,644	-	-	-	12,898	-
1.65%	4,434	-	2,657	-	-	-	3,689	-
1.70%	-	-	-	-	-	-	-	-
1.75%	11,300	-	21,247	-	-	-	28,606	-
1.80%	5,016	-	4,751	-	-	-	2,351	-
1.85%	2,456	-	26,845	-	-	-	7,294	-
1.90%	-	-	-	-	-	-	-	-
1.95%	34,634	-	24,459	-	-	-	28,740	-
2.00%	439	-	1,377	-	-	-	1,075	-
2.05%	407	-	1,885	-	-	-	4,261	-
2.10%	419	-	1,778	-	-	-	2,807	-
2.15%	933	-	99	-	-	-	147	-
2.20%	2,729	-	8,250	-	-	-	4,151	-
2.25%	307	-	-	-	-	-	767	-
2.30%	726	-	-	-	-	-	364	-
2.35%	-	-	322	-	-	-	-	-
2.40%	16,340	-	2,668	-	-	-	1,290	-
2.45%	127	-	-	-	-	-	156	-
2.50%	18	-	835	-	-	-	125	-
2.55%	-	-	342	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	6,129	-	-	-	390	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$157,832	$708	$261,940	$511	$693	$1,559	$158,514	$32

	PVEIB	PVGOB	PVTIGB	ROCSC	RVARS	TRHS2	VWHAS	VWBF

0.40%	$-	$-	$-	$1,303	$802	$2,413	$149	$-
0.60%	-	-	-	148	792	2,207	1,089	-
0.65%	-	-	-	-	-	421	-	-
0.75%	-	-	-	-	-	6,136	2,356	-
0.80%	-	-	-	-	-	1,526	147	47
0.85%	-	-	-	-	-	18,529	548	-
0.95%	-	119	-	-	-	8,671	343	-
1.05%	129	1	-	-	-	4,187	881	-
1.10%	9	110	-	-	8	7,130	544	-
1.15%	3,480	4,405	1,694	-	6,814	172,395	17,763	-
1.20%	-	-	-	-	-	-	-	-
1.25%	748	1,419	250	-	46	15,276	1,142	-
1.30%	-	-	9,383	-	37,472	651,296	97,643	64,580
1.35%	426	89	199	-	5,506	71,007	9,350	-
1.40%	288	757	155	-	310	113,543	11,219	37,846
1.45%	786	1,075	346	-	108	12,645	1,776	-
1.50%	448	126	8,708	-	48,921	578,678	77,167	-
1.55%	5,318	3,028	838	-	2,686	128,357	26,507	-
1.60%	303	5,084	529	-	17,533	207,921	33,176	-
1.65%	-	-	459	-	5,500	113,085	20,661	-
1.70%	182	260	-	-	-	29,936	482	-
1.75%	2,449	1,208	10,302	-	25,780	402,688	52,888	-
1.80%	689	839	1,157	-	6,480	92,869	11,480	-
1.85%	289	217	1,904	-	3,715	170,067	21,600	-
1.90%	193	375	-	-	-	12,078	-	-
1.95%	159	163	8,719	-	58,867	516,629	72,373	-
2.00%	3	13	134	-	4,006	18,729	4,588	-
2.05%	-	-	686	-	3,400	77,122	16,139	-
2.10%	323	-	1,045	-	3,966	74,564	6,984	-
2.15%	-	-	400	-	1,194	11,607	2,878	-
2.20%	-	13	508	-	13,735	68,710	19,365	-
2.25%	-	-	-	-	1,879	6,377	848	-
2.30%	-	-	-	-	2,742	39,237	7,773	-
2.35%	-	-	112	-	-	2,765	-	-
2.40%	-	-	342	-	13,525	108,612	11,661	-
2.45%	-	-	-	-	843	4,165	601	-
2.50%	-	-	1,641	-	958	22,066	3,500	-
2.55%	-	-	99	-	375	25,386	2,851	-
2.60%	-	-	-	-	-	322	-	-
2.65%	-	-	-	-	-	5,743	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	19,051	428	-
2.80%	-	-	-	-	-	1,717	131	-
2.85%	-	-	1,437	-	-	4,219	421	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$16,222	$19,301	$51,047	$1,451	$267,963	$3,830,082	$539,452	$102,473

	VWEM	VWHA	VYDS	WRPMAV	WRPMCV	WRPMMV	WRASP	WRHIP

0.40%	$-	$-	$-	$35,979	$7,614	$14,875	$964	$4,645
0.60%	-	-	-	9,113	946	11,335	2,916	2,770
0.65%	-	-	-	-	-	-	23	-
0.75%	-	68	-	-	-	-	2,403	2,488
0.80%	1,281	1,018	-	-	-	-	843	-
0.85%	-	95	-	-	-	-	612	803
0.95%	-	-	-	-	-	-	143	-
1.05%	-	7	-	-	-	-	574	-
1.10%	-	1,171	-	-	-	-	4,566	1,218
1.15%	-	3,651	43	-	-	-	58,090	42,802
1.20%	-	-	-	-	-	-	-	70
1.25%	-	764	1,378	-	-	-	14,148	2,466
1.30%	172,476	154,695	-	-	-	-	287,114	296,966
1.35%	-	2,095	766	-	-	-	47,869	23,269
1.40%	70,795	42,517	-	-	-	-	15,553	13,064
1.45%	-	183	-	-	-	-	6,118	5,430
1.50%	-	8,963	-	-	-	-	486,481	218,186
1.55%	-	4,947	-	-	-	-	75,492	42,730
1.60%	-	3,030	-	-	-	-	300,896	210,102
1.65%	-	1,715	-	-	-	-	55,300	40,685
1.70%	-	25	-	-	-	-	3,119	550
1.75%	-	4,649	-	-	-	-	432,671	174,254
1.80%	-	2,088	-	-	-	-	100,257	66,161
1.85%	-	2,223	-	-	-	-	42,651	115,721
1.90%	-	-	-	-	-	-	862	19,907
1.95%	-	1,715	-	-	-	-	514,509	186,117
2.00%	-	-	-	-	-	-	57,211	9,780
2.05%	-	114	-	-	-	-	33,210	71,261
2.10%	-	117	-	-	-	-	47,089	16,384
2.15%	-	739	-	-	-	-	26,442	4,256
2.20%	-	13,107	-	-	-	-	143,956	58,484
2.25%	-	-	-	-	-	-	20,317	4,672
2.30%	-	1,799	-	-	-	-	39,195	21,221
2.35%	-	956	-	-	-	-	-	908
2.40%	-	157	-	-	-	-	102,745	60,843
2.45%	-	412	-	-	-	-	9,006	5,794
2.50%	-	-	-	-	-	-	10,561	5,430
2.55%	-	-	-	-	-	-	13,118	6,418
2.60%	-	-	-	-	-	-	76	494
2.65%	-	-	-	-	-	-	5,014	6,499
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	2,753	844
2.80%	-	-	-	-	-	-	67	304
2.85%	-	-	-	-	-	-	1,345	827
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$244,552	$253,020	$2,187	$45,092	$8,560	$26,210	$2,966,279	$1,744,823

	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF

0.40%	$3,189	$25	$8,411	$115,490	$204,313	$26,448	$-	$-
0.60%	2,157	47	335	3,776	1,009	171	-	-
0.65%	86	-	-	-	-	-	-	-
0.75%	434	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	911	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	631	-	-	-	-	-	-	-
1.15%	23,506	-	-	-	-	-	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	960	-	-	-	-	-	-	-
1.30%	199,025	-	-	-	-	-	-	3,595
1.35%	31,686	-	-	-	-	-	-	-
1.40%	4,938	-	-	-	-	-	571	31
1.45%	1,134	-	-	-	-	-	-	-
1.50%	182,985	-	-	-	-	-	-	-
1.55%	8,910	-	-	-	-	-	-	-
1.60%	107,241	-	-	-	-	-	-	-
1.65%	23,836	-	-	-	-	-	-	-
1.70%	1,151	-	-	-	-	-	-	-
1.75%	178,472	-	-	-	-	-	-	-
1.80%	38,303	-	-	-	-	-	-	-
1.85%	39,875	-	-	-	-	-	-	-
1.90%	3,149	-	-	-	-	-	-	-
1.95%	161,738	-	-	-	-	-	-	-
2.00%	6,360	-	-	-	-	-	-	-
2.05%	25,729	-	-	-	-	-	-	-
2.10%	10,220	-	-	-	-	-	-	-
2.15%	2,204	-	-	-	-	-	-	-
2.20%	30,315	-	-	-	-	-	-	-
2.25%	4,413	-	-	-	-	-	-	-
2.30%	33,104	-	-	-	-	-	-	-
2.35%	2,267	-	-	-	-	-	-	-
2.40%	24,680	-	-	-	-	-	-	-
2.45%	1,780	-	-	-	-	-	-	-
2.50%	7,507	-	-	-	-	-	-	-
2.55%	3,547	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,640	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,622	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,169,705	$72	$8,746	$119,266	$205,322	$26,619	$571	$3,626

	WFVSCG	WFVOG2	PVGIB	FTVHI2

0.40%	$427	$-	$-	$224
0.60%	966	-	-	300
0.65%	151	-	-	-
0.75%	762	-	-	-
0.80%	245	-	-	-
0.85%	2,965	-	-	-
0.95%	234	-	-	-
1.05%	1,449	-	69	-
1.10%	12,223	-	4	-
1.15%	42,272	-	1,992	-
1.20%	-	-	-	-
1.25%	3,810	-	405	-
1.30%	220,185	-	-	-
1.35%	21,845	-	231	-
1.40%	9,629	235	155	-
1.45%	7,738	-	425	-
1.50%	174,362	-	212	-
1.55%	38,128	-	3,074	-
1.60%	70,243	-	-	-
1.65%	86,281	-	-	-
1.70%	476	-	156	-
1.75%	184,811	43	1,343	-
1.80%	31,297	-	327	-
1.85%	93,595	-	159	-
1.90%	1,318	-	224	-
1.95%	144,399	-	66	-
2.00%	12,376	-	-	-
2.05%	20,392	-	-	-
2.10%	18,444	-	194	-
2.15%	950	-	-	-
2.20%	22,252	-	-	-
2.25%	3,579	-	-	-
2.30%	20,231	-	-	-
2.35%	2,151	-	-	-
2.40%	14,784	-	-	-
2.45%	1,876	-	-	-
2.50%	7,006	-	-	-
2.55%	3,014	-	-	-
2.60%	-	-	-	-
2.65%	211	-	-	-
2.70%	19	-	-	-
2.75%	496	-	-	-
2.80%	-	-	-	-
2.85%	965	-	-	-
2.90%	-	-	-	-
2.95%	-	-	-	-
3.00%	-	-	-	-
3.05%	-	-	-	-
3.10%	-	-	-	-
3.40%	-	-	-	-

Totals	$1,278,557	$278	$9,036	$524

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $677,111,985 and $829,353,142, respectively, and total transfers from the Separate Account to the fixed account were $152,936,681 and $214,512,282, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

For contracts with the Extra Value option, the Company contributed $2,980,162 and $7,689,003 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $4,997,406 and $21,255,695 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $6,160,192 and $4,940,210 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$54,200,970,775	$-	$-	$54,200,970,775

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VA Situs Fund (HVSIT)	$3,022,572	$3,524,544
Mid Cap Growth Portfolio - Class S Shares (ALMCS)	57,325	5,464
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	13,294	132,397
VPS Growth and Income Portfolio - Class B (ALVGIB)	457,119	1,174,603
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	1,491	11,411
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	910,222	2,714,388
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	167,975	96,374
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	13,074,357	16,676,012
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	15,309	1,085
VP Inflation Protection Fund - Class I (ACVIP1)	871,332	134,555

VP Balanced Fund - Class I (ACVB)	$2,040,295	$4,387,899
VP Capital Appreciation Fund - Class I (ACVCA)	17,626	44,050
VP Income & Growth Fund - Class I (ACVIG)	959,842	2,237,593
VP Income & Growth Fund - Class II (ACVIG2)	196,980	420,945
VP Inflation Protection Fund - Class II (ACVIP2)	32,636,831	25,678,846
VP International Fund - Class I (ACVI)	1,893	1,494
VP Mid Cap Value Fund - Class I (ACVMV1)	2,478,256	3,609,388
VP Mid Cap Value Fund - Class II (ACVMV2)	16,745,582	31,796,571
Growth Fund - Class 1 (AFGF)	1,237,360	3,282,159
High-Income Bond Fund - Class 1 (AFHY)	55,059	154,580
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)	17,151,525	54,980,041
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	12,175	33,671
BlackRock High Yield V.I. Fund -Class III (BRVHY3)	35,928,910	18,064,470
BlackRock Total Return V.I. Fund -Class III (BRVTR3)	87,272,925	1,865,546
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	52,066,550	20,047,081
Global Allocation V.I. Fund - Class III (MLVGA3)	18,563,855	35,003,632
Money Market Portfolio(TM) (CHSMM)	3,641,951	4,239,912
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	1,840,342	89,967
VIP Value Series: Service Class (DWVVLS)	751,940	169,801
VIP Small Cap Value Series: Service Class (DWVSVS)	19,310,516	19,485,235
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	5,677,939	4,092,015
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	6,987,552	20,821,105
Stock Index Fund, Inc. - Initial Shares (DSIF)	10,382,024	27,707,268
Stock Index Fund, Inc. - Service Shares (DSIFS)	7,733,987	24,015,704
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	3,128,018	5,387,612
Appreciation Portfolio - Initial Shares (DCAP)	3,749,051	3,579,802
Appreciation Portfolio - Service Shares (DCAPS)	17,613,957	20,806,755
Opportunistic Small Cap Portfolio - Service Shares (DVDLS)	198,625	188,617
Growth and Income Portfolio - Initial Shares (DGI)	835,076	1,398,492
Floating-Rate Income Fund (ETVFR)	17,165,998	6,322,381
Managed Tail Risk Fund II - Service Shares (FCA2S)	10,282	51,156
Quality Bond Fund II - Primary Shares (FQB)	558,150	878,393
Quality Bond Fund II - Service Shares (FQBS)	3,181,666	2,968,317
Equity-Income Portfolio - Initial Class (FEIP)	11,939,341	40,793,992
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	1,640,785	796,699
High Income Portfolio - Initial Class (FHIP)	2,764,984	6,971,707
VIP Asset Manager Portfolio - Initial Class (FAMP)	13,627,175	13,475,628
VIP Balanced Portfolio - Service Class 2 (FB2)	193,327,480	3,850,382
VIP Energy Portfolio - Service Class 2 (FNRS2)	8,519,876	20,134,371
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	26,311,412	38,957,636
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	819,252	1,184,293
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	17,992,928	20,128,079
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,392,324	2,549,314
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	21,236,743	47,500,797
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	2,542,806	1,076,035
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	10,698,982	7,790,774
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	166,274,778	9,119,257
VIP Growth Portfolio - Initial Class (FGP)	27,840,318	44,326,240
VIP Growth Portfolio - Service Class 2 (FG2)	69,901,587	40,023,505
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	1,909,857	2,511,175
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	185,064,763	3,175,361
VIP Mid Cap Portfolio - Service Class (FMCS)	1,517,818	2,595,280
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	17,053,125	37,436,976
VIP Overseas Portfolio - Initial Class (FOP)	1,302,059	7,563,728
VIP Overseas Portfolio - Service Class 2 (FO2)	11,154,926	12,608,809
VIP Value Strategies Portfolio - Service Class (FVSS)	1,300,563	825,122
VIP Real Estate Portfolio: Service Class 2 (FRESS2)	1,524,526	145,097
Franklin Income Securities Fund - Class 2 (FTVIS2)	19,425,673	30,033,870
Rising Dividends Securities Fund - Class 2 (FTVRD2)	2,289,960	7,899,142
Small Cap Value Securities Fund - Class 2 (FTVSV2)	10,871,642	22,877,717

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	$424,749	$90,259
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	3,736,867	3,022,417
Templeton Foreign Securities Fund - Class 2 (TIF2)	1,284,654	8,042,280
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	8,650,148	10,126,724
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	16,032,237	11,864,015
Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)	331,131	268,748
VI American Franchise Fund - Series II Shares (ACEG2)	2,062,364	1,161,601
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	674,680	1,721,229
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	2,749,377	4,161,843
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)	18,242	59,540
Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,155,965	2,511,458
Balanced Portfolio: Service Shares (JABS)	527,826	1,195,416
Enterprise Portfolio: Service Shares (JAMGS)	473,306	63,886
Flexible Bond Portfolio: Service Shares (JAFBS)	13,104,632	5,165,145
Forty Portfolio: Service Shares (JACAS)	12,143,941	27,105,076
Global Technology Portfolio: Service Shares (JAGTS)	45,433,825	20,159,012
Overseas Portfolio: Service Shares (JAIGS)	6,467,864	11,458,972
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	15,636,018	11,141,521
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	18,821,634	3,006,576
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	592,606	1,653,262
New Discovery Series - Service Class (MNDSC)	11,041,186	5,462,583
Utilities Series - Service Class (MVUSC)	43,491	23,715
Value Series - Service Class (MVFSC)	31,869,166	47,621,366
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	37,402,399	20,829,079
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)	8,626,262	4,830,387
Core Plus Fixed Income Portfolio - Class I (MSVFI)	699,561	514,598
Core Plus Fixed Income Portfolio - Class II (MSVF2)	1,104,494	1,475,397
Emerging Markets Debt Portfolio - Class I (MSEM)	95,517	209,400
Emerging Markets Debt Portfolio - Class II (MSEMB)	211,004	134,400
Global Real Estate Portfolio - Class II (VKVGR2)	80,093	319,120
U.S. Real Estate Portfolio - Class I (MSVRE)	2,764	3,477
U.S. Real Estate Portfolio - Class II (MSVREB)	38	577
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	101,414,760	10,120,708
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	360,858,065	4,747,726
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	2,976,225	7,477,847
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	23,248,187	28,133,873
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	267,469,699	250,444,258
American Funds NVIT Bond Fund - Class II (GVABD2)	478,971,280	7,753,632
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	51,182,557	32,253,241
American Funds NVIT Growth Fund - Class II (GVAGR2)	86,587,693	35,276,010
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	428,930,505	200,502,070
Federated NVIT High Income Bond Fund - Class I (HIBF)	14,033,700	22,343,716
NVIT Emerging Markets Fund - Class I (GEM)	2,242,438	2,044,186
NVIT Emerging Markets Fund - Class II (GEM2)	13,740,896	9,129,929
NVIT International Equity Fund - Class I (GIG)	736,107	2,461,181
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	9,419,668	5,320,009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,462,841	9,971,984
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	14,229,446	5,616,112
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	425,411	487,635
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	13,513,871	20,462,053
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	9,618,147	10,147,671
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	160,847,429	165,645,827
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	221,817,807	255,683,865
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	54,176,267	95,523,414
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	212,102,712	268,394,739
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	36,526,136	48,595,852
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	56,881,180	85,922,326
NVIT Core Bond Fund - Class I (NVCBD1)	505,825	573,225
NVIT Core Bond Fund - Class II (NVCBD2)	27,616,639	25,037,497
NVIT Core Plus Bond Fund - Class II (NVLCP2)	10,244,297	8,612,301

NVIT Nationwide Fund - Class I (TRF)	$1,412,338	$13,764,494
NVIT Nationwide Fund - Class II (TRF2)	4,554,304	23,185,346
NVIT Government Bond Fund - Class I (GBF)	19,685,448	35,905,531
NVIT International Index Fund - Class II (GVIX2)	952,116	334,458
NVIT International Index Fund - Class VIII (GVIX8)	19,740,534	5,547,974
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	20,784,477	24,582,228
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	84,835,449	80,348,407
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	88,168,977	126,766,848
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	59,781,047	94,420,853
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	197,266,771	243,414,942
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	67,211,004	116,632,348
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	53,208,099	85,828,463
NVIT Mid Cap Index Fund - Class I (MCIF)	50,251,064	19,707,014
NVIT Money Market Fund - Class I (SAM)	118,876,166	185,112,547
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	359,525	3,183,163
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	6,092,427	22,843,052
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	176,950	564,814
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	3,676,032	11,005,626
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	935,394	1,770,248
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	12,895,838	22,018,701
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	965,080	959,345
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	16,893,258	29,949,668
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	8,879,515	20,954,257
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	19,482,117	19,145,937
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	176,494	74,184
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	19,411,786	37,651,125
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	963,012	1,309,010
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	4,563,139	5,634,057
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,887,598	4,533,833
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	4,817,124	7,154,557
NVIT Multi-Manager Small Company Fund - Class I (SCF)	5,092,949	9,427,181
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	5,991,520	6,797,270
NVIT Multi-Sector Bond Fund - Class I (MSBF)	38,917,292	16,345,854
NVIT Short Term Bond Fund - Class II (NVSTB2)	23,652,917	19,257,146
NVIT Large Cap Growth Fund - Class I (NVOLG1)	10,533,548	45,409,139
NVIT Large Cap Growth Fund - Class II (NVOLG2)	18,838,317	40,275,156
Templeton NVIT International Value Fund - Class III (NVTIV3)	6,296,486	32,064,925
Invesco NVIT Comstock Value Fund - Class I (EIF)	840,679	28,167
Invesco NVIT Comstock Value Fund - Class II (EIF2)	39,374,151	17,962,284
NVIT Real Estate Fund - Class I (NVRE1)	1,974,592	6,770,726
NVIT Real Estate Fund - Class II (NVRE2)	9,253,876	12,706,669
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	1,650,035	511,896
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	6,249,562	584,531
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	117,754,846	35,839,512
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)	46,083,316	25,943,045
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)	90,062,469	20,778,057
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)	32,547,766	16,697,627
NVIT Small Cap Index Fund - Class II (NVSIX2)	29,019,914	3,864,363
NVIT S&P 500 Index Fund - Class II (GVEX2)	141,943,148	24,939,000
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)	58,819,063	7,960,126
Short Duration Bond Portfolio - I Class Shares (AMTB)	7,307,651	13,775,969
Guardian Portfolio - I Class Shares (AMGP)	10	-
International Portfolio - S Class Shares (AMINS)	154,738	29,482
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	5,570	3,561
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	933,496	607,093
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	643	1,118
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,226,729	3,878,704
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)	222,937	1,266,388
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)	268,767	854,977
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)	149,706	854,761

International Growth Fund/VA- Service Shares (OVIGS)	$20,670,223	$9,045,958
Capital Income Fund/VA - Non-Service Shares (OVMS)	788,082	4,288,908
Core Bond Fund/VA - Non-Service Shares (OVB)	638,910	2,689,872
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,570,735	17,105,907
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	10,825,600	14,099,783
International Growth Fund/VA - Non-Service Shares (OVIG)	663,419	238,278
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	629,216	2,243,522
Main Street Fund(R)/VA - Service Class (OVGIS)	10,137,831	34,901,524
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,105,785	1,939,193
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	11,572,156	11,710,187
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,692,763	1,530,468
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	230,409	370,874
Global Strategic Income Fund/VA - Service Shares (OVSBS)	714,547	1,351,183
All Asset Portfolio - Advisor Class (PMVAAD)	6,423,837	6,444,204
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,771,397	4,199,793
Low Duration Portfolio - Advisor Class (PMVLAD)	37,947,578	44,889,382
Total Return Portfolio - Advisor Class (PMVTRD)	39,187,468	20,261,427
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	29,617	1,883
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	5,500,725	1,321,545
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	48,638	250,711
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)	20,495,381	5,460,920
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)	37,418	21,293
Real Return Portfolio - Advisor Class (PMVRA)	86,069	73,878
Structured Small Cap Equity Fund - Service Shares (GVSSCS)	439,127	17,561
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	1,704,577	992,253
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	5,609	32
VT Equity Income Fund: Class IB (PVEIB)	1,967,555	274,363
VT Growth Opportunities Fund: Class IB (PVGOB)	650,995	338,946
VT International Equity Fund: Class IB (PVTIGB)	3,204,897	451,287
Small-Cap Portfolio - Investment Class (ROCSC)	47,801	26,104
Variable Fund - Multi-Hedge Strategies (RVARS)	1,650,324	1,939,519
Blue Chip Growth Portfolio - II (TRBCG2)	4	299
Equity Income Portfolio - II (TREI2)	1	39
Health Sciences Portfolio - II (TRHS2)	31,962,777	35,244,321
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	8,682,938	18,032,147
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	394,264	1,120,266
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	4,866,824	6,354,489
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	30,894	3,013,674
Diversified Stock Fund Class A Shares (VYDS)	3,688	22,203
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	445,312	2,415,845
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)	300,432	320,898
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)	230,340	1,950,123
Variable Insurance Portfolios - Asset Strategy (WRASP)	4,010,114	31,667,894
Variable Insurance Portfolios - High Income (WRHIP)	47,124,854	48,427,126
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	6,899,910	5,896,783
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	740	42,146
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	573,398	1,758,354
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	2,277,601	6,056,106
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	4,717,655	10,069,897
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	536,269	1,065,062
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	2,440	2,720
Advantage VT Opportunity Fund - Class 2 (SVOF)	25,637	47,830
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	25,696,178	25,091,493
Advantage VT Omega Growth Fund - Class 2 (WFVOG2)	598	307
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	230,223	1,749,271
Franklin High Income Securities Fund: Class 2 (obsolete) (FTVHI2)	713,972	598,696

	$6,029,482,774	$4,617,884,787

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VA Situs Fund (HVSIT)
2017	0.40%	to	2.55%	1,110,094	$20.90	to	$17.88	$21,345,191	0.55%	17.05%	to	14.53%
2016	0.40%	to	2.55%	1,272,457	17.86	to	15.61	21,151,245	0.61%	10.56%	to	8.18%
2015	0.40%	to	2.55%	1,378,482	16.15	to	14.43	20,959,247	0.51%	-7.54%	to	-9.54%
2014	0.40%	to	2.55%	2,049,869	17.47	to	15.95	34,123,200	0.51%	-2.46%	to	-4.56%
2013	0.40%	to	2.60%	2,149,202	17.91	to	16.68	37,089,198	0.35%	31.39%	to	28.49%
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
2015	0.95%	to	1.05%	17,677	19.33	to	19.09	339,556	0.00%	-2.83%	to	-2.92%
2014	0.95%	to	1.05%	26,168	19.89	to	19.66	516,473	0.00%	6.56%	to	6.45%
2013	0.95%	to	1.05%	29,458	18.67	to	18.47	545,847	0.00%	34.12%	to	33.98%
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2017			0.40%	30,764			15.41	474,039	1.82%			15.16%
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
2015			0.40%	40,380			12.86	519,385	2.14%			0.89%
2014			0.40%	41,081			12.75	523,746	2.22%			6.68%
2013			0.40%	36,960			11.95	441,698	2.53%			15.81%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
2015	0.95%	to	2.25%	223,475	21.01	to	22.04	5,355,148	1.16%	0.46%	to	-0.86%
2014	0.95%	to	2.25%	261,769	20.91	to	22.23	6,282,093	1.08%	8.25%	to	6.83%
2013	0.95%	to	2.30%	317,866	19.32	to	20.69	7,094,461	1.13%	33.31%	to	31.50%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2017	0.60%			4,267	12.63			53,903	1.89%	13.98%
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
2015	0.40%	to	0.60%	8,584	10.82	to	10.76	92,651	0.89%	-1.49%	to	-1.68%
2014	0.40%	to	0.60%	10,220	10.98	to	10.95	112,134	0.89%	4.03%	to	3.82%
2013	0.40%			1,477	10.56			15,595	0.36%			5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
2015	1.10%	to	2.75%	1,778,946	11.32	to	10.65	19,589,104	0.68%	-2.39%	to	-4.01%
2014	1.10%	to	2.65%	1,392,186	11.60	to	11.12	15,847,152	0.40%	3.06%	to	1.45%
2013	1.15%	to	2.60%	742,493	11.25	to	10.97	8,266,416	0.30%	10.65%	to	9.02%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
2015	0.40%	to	0.60%	23,874	12.61	to	12.54	300,857	0.73%	-5.86%	to	-6.05%
2014	0.40%	to	0.60%	18,476	13.40	to	13.35	247,443	0.75%	8.76%	to	8.54%
2013	0.40%	to	0.60%	14,380	12.32	to	12.30	177,100	0.23%	23.19%	to	23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
2015	0.40%	to	2.85%	2,884,800	17.61	to	24.95	90,490,876	0.52%	-6.07%	to	-8.38%
2014	0.40%	to	2.85%	2,879,983	18.75	to	27.23	97,393,192	0.46%	8.51%	to	5.84%
2013	0.40%	to	2.80%	2,947,714	17.28	to	25.87	92,748,360	0.41%	37.08%	to	33.78%
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2017			0.40%	2,975			8.60	25,596	2.70%			-1.23%
2016			0.40%	1,359			8.71	11,839	2.99%			40.23%
2015			0.40%	330			6.21	2,050	0.94%			-37.88%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
2015	0.40%	to	0.60%	33,187	9.13	to	9.08	302,685	2.40%	-2.67%	to	-2.87%
2014	0.40%	to	0.60%	21,218	9.38	to	9.35	198,937	1.58%	3.16%	to	2.96%
2013	0.40%	to	0.60%	5,112	9.09	to	9.08	46,489	0.76%	-9.06%	to	-9.18%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Balanced Fund - Class I (ACVB)
2017	0.80%	to	1.40%	753,983	$35.31	to	$36.03	$29,338,342	1.53%	13.00%	to	12.32%
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
2015	0.80%	to	1.40%	952,327	29.44	to	30.41	31,165,843	1.72%	-3.35%	to	-3.94%
2014	0.80%	to	1.40%	1,071,298	30.46	to	31.65	36,439,627	1.53%	8.97%	to	8.32%
2013	0.80%	to	1.40%	1,136,387	27.95	to	29.22	35,660,596	1.58%	16.49%	to	15.78%
VP Income & Growth Fund - Class I (ACVIG)
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
2015	0.80%	to	1.40%	774,518	19.89	to	17.87	14,032,779	2.09%	-6.38%	to	-6.94%
2014	0.80%	to	1.40%	888,260	21.24	to	19.20	17,283,590	2.02%	11.60%	to	10.93%
2013	0.80%	to	1.40%	970,158	19.03	to	17.31	17,004,656	2.23%	34.73%	to	33.92%
VP Income & Growth Fund - Class II (ACVIG2)
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
2015	0.95%	to	2.40%	161,772	20.22	to	20.13	3,616,427	1.80%	-6.84%	to	-8.21%
2014	0.95%	to	2.40%	223,567	21.71	to	21.93	5,305,520	1.77%	11.26%	to	9.64%
2013	0.95%	to	2.40%	242,506	19.51	to	20.00	5,200,052	1.95%	34.20%	to	32.23%
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
2015	0.40%	to	2.70%	16,784,497	12.22	to	11.16	218,767,491	1.96%	-2.86%	to	-5.10%
2014	0.40%	to	2.80%	18,201,387	12.58	to	11.61	246,972,854	1.30%	2.89%	to	0.41%
2013	0.40%	to	2.95%	18,608,330	12.22	to	11.37	247,747,141	1.63%	-8.85%	to	-11.18%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
2015	0.40%	to	1.40%	424,721	13.22	to	19.23	8,057,157	1.65%	-1.83%	to	-2.81%
2014	0.40%	to	1.40%	517,561	13.47	to	19.78	10,187,275	1.18%	15.96%	to	14.79%
2013	0.40%	to	1.40%	559,245	11.62	to	17.23	9,698,315	1.22%	16.17%	to	28.29%	****
VP Mid Cap Value Fund - Class II (ACVMV2)
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
2015	0.40%	to	2.85%	5,648,494	20.18	to	19.46	125,755,186	1.52%	-1.97%	to	-4.38%
2014	0.40%	to	2.85%	5,721,471	20.59	to	20.35	131,436,311	1.02%	15.77%	to	12.93%
2013	0.40%	to	2.95%	5,082,599	17.78	to	17.86	102,297,713	1.07%	29.38%	to	26.07%
Growth Fund - Class 1 (AFGF)
2017			1.30%	62,814			171.48	10,771,585	0.67%			26.96%
2016			1.30%	82,124			135.07	11,092,388	0.99%			8.34%
2015			1.30%	92,503			124.67	11,532,578	0.80%			5.73%
2014			1.30%	106,861			117.92	12,601,077	1.44%			7.37%
2013			1.30%	112,638			109.82	12,370,410	1.18%			28.74%
High-Income Bond Fund - Class 1 (AFHY)
2017			1.30%	11,741			64.56	757,997	6.21%			5.86%
2016			1.30%	13,960			60.99	851,416	6.41%			16.30%
2015			1.30%	13,269			52.44	695,779	5.38%			-8.15%
2014			1.30%	21,295			57.09	1,215,827	4.36%			-0.51%
2013			1.30%	24,207			57.38	1,389,069	7.34%			5.51%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
2015	0.40%	to	2.75%	63,474,141	11.21	to	10.52	752,011,702	1.49%	-1.47%	to	-3.79%
2014	0.40%	to	2.75%	65,640,615	11.38	to	10.94	798,451,750	0.07%	2.50%	to	0.08%
2013	0.40%	to	2.55%	32,981,115	11.10	to	11.87	395,954,374	2.15%	11.03%	to	17.51%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2017			1.30%	18,957			$36.09	$684,134	1.53%			0.51%
2016			1.30%	19,599			35.91	703,758	1.59%			0.12%
2015			1.30%	21,051			35.86	754,989	1.59%			0.61%
2014			1.30%	25,113			35.65	895,197	1.33%			3.87%
2013			1.30%	26,433			34.32	907,146	0.87%			-4.14%
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
2015	1.15%	to	2.50%	472,591	9.23	to	9.15	4,345,939	2.87%	-7.70%	to	-8.55%	****
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
2015	0.40%	to	2.50%	6,186,106	9.86	to	9.72	60,516,404	0.94%	-1.45%	to	-2.84%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
2015	0.40%	to	2.50%	6,235,745	9.83	to	9.69	60,821,673	1.38%	-1.73%	to	-3.12%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
2015	0.40%	to	2.85%	25,726,229	15.92	to	13.49	375,967,713	1.09%	-1.40%	to	-3.82%
2014	0.40%	to	2.85%	22,411,842	16.15	to	14.02	336,749,454	2.54%	1.52%	to	-0.97%
2013	0.40%	to	2.65%	16,742,221	15.91	to	14.30	251,321,137	1.27%	13.96%	to	11.38%
Money Market Portfolio(TM) (CHSMM)
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
2015	0.75%	to	1.35%	917,962	9.67	to	9.85	9,048,033	0.01%	-0.74%	to	-1.34%
2014	0.75%	to	1.55%	884,847	9.75	to	9.76	8,890,073	0.01%	-0.74%	to	-1.54%
2013	0.65%	to	1.55%	949,742	9.88	to	9.91	9,707,822	0.01%	-0.64%	to	-1.54%
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****
VIP Value Series: Service Class (DWVVLS)
2017	0.40%	to	0.60%	92,725	16.85	to	16.69	1,560,377	1.14%	13.08%	to	12.86%
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
2015	0.40%	to	0.60%	48,681	13.09	to	13.02	636,020	1.68%	-1.04%	to	-1.24%
2014	0.40%	to	0.60%	47,661	13.22	to	13.18	629,639	1.24%	13.25%	to	13.02%
2013	0.40%	to	0.60%	19,338	11.68	to	11.66	225,706	0.00%	16.78%	to	16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
2015	0.40%	to	2.85%	2,546,750	12.06	to	11.29	29,685,190	0.48%	-6.84%	to	-9.13%
2014	0.40%	to	2.75%	1,869,070	12.95	to	12.44	23,690,053	0.26%	5.20%	to	2.71%
2013	0.40%	to	2.65%	466,331	12.31	to	12.12	5,692,293	0.00%	23.09%	to	21.23%	****
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
2015	0.40%	to	2.85%	2,257,127	10.64	to	10.20	23,521,160	0.34%	-2.91%	to	-5.29%
2014	0.40%	to	2.75%	882,717	10.96	to	10.78	9,590,077	0.00%	9.56%	to	7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
2015	0.40%	to	2.95%	2,597,922	18.72	to	25.13	76,264,013	0.76%	-2.72%	to	-5.21%
2014	0.40%	to	3.05%	3,031,376	19.24	to	26.19	92,837,743	0.62%	4.70%	to	1.92%
2013	0.40%	to	3.05%	3,719,928	18.38	to	25.70	110,561,514	1.08%	40.15%	to	36.43%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
2015	0.80%	to	1.40%	4,605,478	41.30	to	46.86	219,443,889	1.81%	0.30%	to	-0.31%
2014	0.80%	to	1.40%	5,106,390	41.17	to	47.01	243,861,596	1.74%	12.52%	to	11.84%
2013	0.80%	to	1.40%	5,646,503	36.59	to	42.03	241,002,392	1.84%	30.97%	to	30.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Service Shares (DSIFS)
2017	0.40%	to	2.55%	4,741,553	$21.54	to	$27.57	$147,798,113	1.45%	20.73%	to	18.13%
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
2015	0.40%	to	2.65%	6,053,900	16.07	to	21.20	144,118,066	1.54%	0.46%	to	-1.80%
2014	0.40%	to	2.80%	7,085,178	16.00	to	19.37	169,352,638	1.48%	12.65%	to	9.94%
2013	0.40%	to	2.70%	8,091,350	14.20	to	19.50	174,125,566	1.62%	31.18%	to	28.15%
Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
2015	0.80%	to	1.40%	1,041,694	30.92	to	35.68	39,423,748	1.07%	-3.97%	to	-4.55%
2014	0.80%	to	1.40%	1,151,261	32.19	to	37.39	45,614,538	1.06%	12.55%	to	11.86%
2013	0.80%	to	1.40%	1,265,074	28.60	to	33.42	44,786,596	1.26%	33.27%	to	32.46%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%
2015	0.80%	to	1.40%	1,207,976	24.43	to	21.84	26,784,876	1.69%	-3.25%	to	-3.83%
2014	0.80%	to	1.40%	1,396,574	25.25	to	22.71	32,171,783	1.81%	7.23%	to	6.58%
2013	0.80%	to	1.40%	1,661,858	23.55	to	21.31	35,885,502	1.94%	20.13%	to	19.41%
Appreciation Portfolio - Service Shares (DCAPS)
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
2015	0.40%	to	2.75%	5,048,905	15.00	to	16.85	104,183,974	1.45%	-3.10%	to	-5.39%
2014	0.40%	to	2.75%	5,545,660	15.48	to	17.81	119,292,371	1.60%	7.40%	to	4.86%
2013	0.40%	to	2.75%	5,967,733	14.41	to	16.98	121,280,253	1.72%	20.34%	to	17.50%
Opportunistic Small Cap Portfolio - Service Shares (DVDLS)
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
2015	0.95%	to	2.25%	50,639	15.95	to	17.36	965,449	0.00%	-3.45%	to	-4.72%
2014	0.95%	to	2.25%	58,484	16.52	to	18.22	1,155,794	0.00%	0.36%	to	-0.96%
2013	0.95%	to	2.25%	66,935	16.47	to	18.40	1,328,347	0.00%	46.81%	to	44.89%
Growth and Income Portfolio - Initial Shares (DGI)
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
2015	0.80%	to	1.40%	615,539	24.57	to	21.90	13,679,890	0.85%	0.77%	to	0.16%
2014	0.80%	to	1.40%	686,816	24.39	to	21.86	15,222,758	0.77%	9.19%	to	8.53%
2013	0.80%	to	1.40%	758,596	22.33	to	20.14	15,480,153	0.90%	35.69%	to	34.87%
Floating-Rate Income Fund (ETVFR)
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
2015	0.40%	to	2.80%	2,619,558	10.01	to	9.44	25,354,740	3.34%	-1.39%	to	-3.76%
2014	0.40%	to	2.75%	2,099,789	10.15	to	9.81	20,901,456	3.22%	0.17%	to	-1.86%
2013	0.40%	to	0.60%	16,659	10.13	to	10.12	168,751	1.47%	1.34%	to	1.20%
Managed Tail Risk Fund II - Service Shares (FCA2S)
2017	0.95%	to	2.25%	40,251	14.05	to	13.73	618,423	1.34%	9.62%	to	8.19%
2016	0.95%	to	2.25%	43,051	12.82	to	12.69	605,853	1.53%	-5.39%	to	-6.62%
2015	0.95%	to	2.25%	52,107	13.55	to	13.59	780,232	1.57%	-7.32%	to	-8.54%
2014	0.95%	to	2.25%	58,869	14.62	to	14.86	957,834	1.85%	-2.27%	to	-3.55%
2013	0.95%	to	2.30%	77,503	14.96	to	15.32	1,294,213	0.75%	15.01%	to	13.44%
Quality Bond Fund II - Primary Shares (FQB)
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
2015	0.80%	to	1.40%	471,546	16.57	to	15.25	7,258,448	3.94%	-1.04%	to	-1.64%
2014	0.80%	to	1.40%	547,230	16.74	to	15.50	8,560,284	3.72%	2.96%	to	2.34%
2013	0.80%	to	1.40%	613,836	16.26	to	15.15	9,376,584	4.42%	0.23%	to	-0.38%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Quality Bond Fund II - Service Shares (FQBS)
2017	0.95%	to	2.30%	1,339,808	$15.33	to	$12.54	$19,075,645	2.91%	2.77%	to	1.37%
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
2015	0.95%	to	2.40%	1,625,167	14.55	to	12.07	22,156,400	3.68%	-1.39%	to	-2.83%
2014	0.95%	to	2.45%	1,947,824	14.75	to	12.34	27,031,892	3.60%	2.53%	to	0.98%
2013	0.95%	to	2.45%	2,269,504	14.39	to	12.22	30,823,735	4.10%	-0.21%	to	-1.72%
Equity-Income Portfolio - Initial Class (FEIP)
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
2015	0.80%	to	1.40%	4,910,640	34.77	to	41.14	295,801,186	3.08%	-4.73%	to	-5.31%
2014	0.80%	to	1.40%	5,488,782	36.50	to	43.45	348,405,495	2.74%	7.85%	to	7.20%
2013	0.80%	to	1.40%	6,152,207	33.84	to	40.53	363,993,754	2.44%	27.12%	to	26.35%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
2015	1.10%	to	2.30%	214,890	31.30	to	26.74	6,448,388	0.83%	-4.26%	to	-5.42%
2014	1.10%	to	2.35%	247,059	32.69	to	28.10	7,757,929	0.74%	5.34%	to	4.01%
2013	1.10%	to	2.65%	297,744	31.03	to	26.13	8,897,390	0.63%	28.75%	to	26.74%
High Income Portfolio - Initial Class (FHIP)
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
2015	0.80%	to	1.40%	1,461,345	21.00	to	21.44	45,774,754	6.64%	-4.40%	to	-4.98%
2014	0.80%	to	1.40%	1,237,260	21.97	to	22.57	40,224,920	5.41%	0.35%	to	-0.26%
2013	0.80%	to	1.40%	1,392,887	21.89	to	22.62	45,516,358	5.54%	5.10%	to	4.46%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
2015	0.80%	to	1.40%	2,678,898	30.24	to	28.07	113,107,245	1.52%	-0.66%	to	-1.26%
2014	0.80%	to	1.40%	2,990,233	30.44	to	28.43	127,946,744	1.44%	4.99%	to	4.35%
2013	0.80%	to	1.40%	3,367,004	28.99	to	27.24	138,009,620	1.53%	14.78%	to	14.09%
VIP Balanced Portfolio - Service Class 2 (FB2)
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
VIP Energy Portfolio - Service Class 2 (FNRS2)
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
2015	0.40%	to	2.85%	5,226,773	12.84	to	11.52	68,031,516	0.98%	-21.07%	to	-23.01%
2014	0.40%	to	2.80%	4,822,302	16.27	to	15.04	80,742,354	0.69%	-13.11%	to	-15.21%
2013	0.40%	to	2.80%	4,493,171	18.73	to	17.73	87,774,213	0.73%	23.65%	to	20.67%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%
2015	0.40%	to	2.75%	12,561,654	13.49	to	17.00	265,722,172	3.10%	-4.62%	to	-6.87%
2014	0.40%	to	2.80%	12,097,661	14.15	to	18.14	271,851,252	2.75%	8.05%	to	5.44%
2013	0.40%	to	2.95%	11,637,287	13.10	to	16.93	245,481,919	2.46%	27.32%	to	24.06%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
2015	0.80%	to	1.40%	392,304	14.69	to	13.85	5,477,136	1.75%	-1.11%	to	-1.71%
2014	0.80%	to	1.40%	408,253	14.85	to	14.09	5,797,136	1.51%	3.51%	to	2.89%
2013	0.80%	to	1.40%	425,084	14.35	to	13.69	5,859,696	1.53%	12.49%	to	11.81%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
2015	1.10%	to	2.85%	14,703,373	15.51	to	12.82	218,655,371	1.66%	-1.62%	to	-3.37%
2014	1.10%	to	2.65%	13,432,500	15.77	to	13.54	203,616,057	1.44%	3.06%	to	1.45%
2013	1.10%	to	2.65%	12,573,844	15.30	to	13.34	185,634,738	1.60%	11.95%	to	10.20%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2017	0.80%	to	1.40%	568,630	$17.68	to	$16.47	$9,470,434	1.37%	15.54%	to	14.84%
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
2015	0.80%	to	1.40%	720,167	14.54	to	13.71	9,968,924	1.63%	-1.16%	to	-1.76%
2014	0.80%	to	1.40%	854,239	14.71	to	13.96	12,027,623	1.60%	3.83%	to	3.20%
2013	0.80%	to	1.40%	826,009	14.17	to	13.53	11,258,198	1.72%	15.03%	to	14.33%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
2015	1.10%	to	2.70%	29,292,814	16.10	to	13.53	453,277,086	1.57%	-1.55%	to	-3.15%
2014	1.10%	to	2.70%	30,591,200	16.35	to	13.97	482,318,111	1.42%	3.44%	to	1.77%
2013	1.10%	to	2.95%	31,237,389	15.81	to	13.42	477,920,517	1.56%	14.36%	to	12.22%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
2015	0.80%	to	1.40%	705,477	14.75	to	13.91	9,908,634	1.60%	-1.13%	to	-1.73%
2014	0.80%	to	1.40%	751,039	14.92	to	14.16	10,723,551	1.45%	4.02%	to	3.39%
2013	0.80%	to	1.40%	781,125	14.34	to	13.69	10,777,551	1.71%	20.52%	to	19.80%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
2015	1.10%	to	2.60%	3,821,754	16.79	to	14.26	60,383,526	1.49%	-1.62%	to	-3.12%
2014	1.10%	to	2.75%	2,999,411	17.06	to	14.50	48,507,447	1.49%	3.59%	to	1.86%
2013	1.10%	to	2.60%	2,483,236	16.47	to	14.43	39,129,430	1.61%	20.07%	to	18.25%
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****
VIP Growth Portfolio - Initial Class (FGP)
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
2015	0.80%	to	1.40%	4,110,706	35.42	to	43.79	360,043,045	0.25%	6.32%	to	5.67%
2014	0.80%	to	1.40%	4,557,714	33.32	to	41.44	377,412,725	0.18%	10.41%	to	9.74%
2013	0.80%	to	1.40%	5,049,679	30.18	to	37.76	380,764,588	0.28%	35.25%	to	34.43%
VIP Growth Portfolio - Service Class 2 (FG2)
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
2015	0.40%	to	2.85%	11,626,758	15.53	to	19.74	289,710,026	0.04%	6.48%	to	3.86%
2014	0.40%	to	2.85%	9,433,261	14.59	to	19.00	224,047,429	0.00%	10.57%	to	7.85%
2013	0.40%	to	2.95%	7,005,335	13.19	to	17.43	152,740,309	0.05%	35.46%	to	31.99%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
2015	0.80%	to	1.40%	1,099,872	15.02	to	13.91	15,458,390	2.46%	-1.50%	to	-2.10%
2014	0.80%	to	1.40%	1,212,588	15.25	to	14.21	17,391,597	2.10%	4.91%	to	4.27%
2013	0.80%	to	1.40%	1,326,705	14.54	to	13.63	18,227,034	1.98%	-2.67%	to	-3.26%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
2015	0.40%	to	2.95%	23,352,303	13.34	to	11.17	321,188,665	2.31%	-1.25%	to	-3.77%
2014	0.40%	to	3.05%	25,450,183	13.51	to	11.47	357,562,721	1.91%	5.20%	to	2.40%
2013	0.40%	to	3.05%	27,684,133	12.84	to	11.20	372,132,171	2.16%	-2.46%	to	-5.06%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
2015	0.80%	to	1.40%	1,253,696	16.89	to	15.93	20,145,896	0.38%	-2.29%	to	-2.88%
2014	0.80%	to	1.40%	1,445,012	17.28	to	16.40	23,883,198	0.15%	5.35%	to	4.71%
2013	0.80%	to	1.40%	1,706,222	16.41	to	15.66	26,905,580	0.41%	34.97%	to	34.16%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2017	0.40%	to	2.85%	6,276,254	$20.97	to	$37.21	$285,514,647	0.48%	20.06%	to	17.11%
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
2015	0.40%	to	2.85%	7,545,203	15.67	to	29.22	262,402,784	0.25%	-2.02%	to	-4.43%
2014	0.40%	to	2.85%	7,982,432	15.99	to	30.57	287,027,074	0.02%	5.61%	to	3.01%
2013	0.40%	to	2.95%	8,495,980	15.14	to	29.35	293,067,910	0.27%	35.33%	to	31.86%
VIP Overseas Portfolio - Initial Class (FOP)
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
2015	0.80%	to	1.40%	2,102,387	24.75	to	23.83	63,136,573	1.46%	2.80%	to	2.17%
2014	0.80%	to	1.40%	1,559,134	24.08	to	23.32	45,698,046	1.27%	-8.81%	to	-9.36%
2013	0.80%	to	1.40%	1,772,900	26.41	to	25.73	57,237,455	1.35%	29.39%	to	28.61%
VIP Overseas Portfolio - Service Class 2 (FO2)
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
2015	0.40%	to	2.85%	4,070,933	9.42	to	18.44	87,655,046	1.68%	-5.82%	to	0.35%	****
2014	1.15%	to	2.25%	73,649	22.98	to	20.12	1,645,886	1.00%	-9.35%	to	-10.36%
2013	1.15%	to	2.25%	93,749	25.35	to	22.45	2,314,397	0.96%	28.67%	to	27.24%
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
2015	0.80%	to	1.40%	221,601	23.13	to	21.29	4,774,145	0.98%	-3.83%	to	-4.41%
2014	0.80%	to	1.40%	253,492	24.06	to	22.28	5,708,953	0.82%	5.84%	to	5.20%
2013	0.80%	to	1.40%	334,669	22.73	to	21.17	7,155,947	0.79%	29.40%	to	28.62%
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%
2015	0.40%	to	0.60%	60,710	11.96	to	11.89	723,669	1.66%	3.07%	to	2.87%
2014	0.40%	to	0.60%	57,644	11.60	to	11.56	667,305	2.50%	29.28%	to	29.02%
2013	0.40%	to	0.60%	14,671	8.97	to	8.96	131,494	2.12%	-10.27%	to	-10.39%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
2015	0.40%	to	2.85%	17,158,069	18.19	to	12.08	234,757,036	4.70%	-7.43%	to	-9.70%
2014	0.40%	to	2.85%	17,836,972	19.65	to	13.38	267,043,861	4.88%	4.20%	to	1.63%
2013	0.40%	to	2.80%	13,882,728	18.86	to	13.22	202,498,769	6.27%	13.49%	to	10.75%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
2015	0.95%	to	2.65%	1,656,734	21.30	to	20.57	39,660,982	1.44%	-4.56%	to	-6.20%
2014	0.95%	to	2.65%	2,031,340	22.32	to	21.93	51,130,465	1.32%	7.69%	to	5.84%
2013	0.95%	to	2.65%	2,397,373	20.72			56,329,577	1.57%	26.25%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%
2015	0.40%	to	2.95%	3,333,199	16.56	to	22.50	96,723,877	0.63%	-7.76%	to	-10.12%
2014	0.40%	to	3.05%	3,991,805	17.95	to	24.73	126,677,957	0.61%	0.17%	to	-2.50%
2013	0.40%	to	3.05%	4,717,626	17.92	to	25.37	150,768,164	1.32%	35.69%	to	32.09%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
2015	0.40%	to	0.60%	55,378	11.62	to	11.55	642,479	3.12%	-4.04%	to	-4.23%
2014	0.40%	to	0.60%	44,952	12.10	to	12.06	543,337	2.39%	5.29%	to	5.07%
2013	0.40%	to	0.60%	26,408	11.50	to	11.48	303,453	1.18%	14.97%	to	14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
2015	0.75%	to	2.65%	1,309,203	7.49	to	7.25	9,684,196	2.08%	-20.21%	to	-21.74%
2014	0.80%	to	2.65%	1,514,448	9.38	to	9.26	14,138,286	1.56%	-6.21%	to	-7.39%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.75%	to	2.50%	1,553,378	$9.94	to	$20.96	$37,494,243	2.58%	15.82%	to	13.78%
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
2015	0.75%	to	2.75%	2,173,064	8.07	to	16.30	43,409,518	3.27%	-7.19%	to	-9.07%
2014	0.75%	to	2.80%	2,504,890	8.69	to	17.81	54,170,708	2.75%	-13.09%	to	-13.62%	****
2013	0.95%	to	2.25%	142,773	21.80	to	22.95	3,570,304	2.39%	21.80%	to	20.21%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
2015	0.40%	to	2.85%	13,724,392	9.49	to	9.20	126,165,269	7.94%	-4.69%	to	-7.03%
2014	0.40%	to	2.85%	14,019,187	9.95	to	9.89	136,868,159	7.06%	1.43%	to	-1.08%	****
2013	0.40%	to	0.60%	39,602	9.81	to	9.80	388,126	0.28%	-1.87%	to	-2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
2015	0.40%	to	2.80%	7,830,285	18.82	to	10.42	89,375,175	3.00%	-6.59%	to	-8.84%
2014	0.40%	to	2.75%	7,315,810	20.15	to	11.47	90,348,947	2.69%	2.44%	to	0.02%
2013	0.40%	to	2.65%	5,051,846	19.67	to	11.54	61,795,172	11.10%	23.28%	to	20.49%
Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
2015	0.40%	to	0.60%	44,614	9.71	to	9.65	432,302	7.68%	-4.25%	to	-4.45%
2014	0.40%	to	0.60%	27,378	10.14	to	10.10	277,202	5.99%	1.45%	to	1.25%
2013			0.40%	1,291			9.99	12,900	0.00%			-0.07%	****
VI American Franchise Fund - Series II Shares (ACEG2)
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
2015	0.80%	to	2.50%	372,457	14.97	to	14.04	5,437,608	0.00%	3.91%	to	2.13%
2014	0.80%	to	2.50%	435,498	14.40	to	13.75	6,154,539	0.00%	7.30%	to	5.46%
2013	0.80%	to	2.50%	544,932	13.42	to	13.04	7,224,266	0.25%	38.68%	to	36.30%
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
2015	0.40%	to	2.75%	1,203,449	12.68	to	11.62	14,556,079	0.11%	-4.66%	to	-6.91%
2014	0.40%	to	2.75%	984,626	13.30	to	12.48	12,646,474	0.00%	3.75%	to	1.30%
2013	0.40%	to	2.65%	571,438	12.82	to	12.34	7,167,431	0.61%	27.95%	to	25.06%
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2017	0.75%	to	2.55%	1,025,694	17.19	to	15.50	16,890,211	0.00%	21.23%	to	19.04%
2016	0.75%	to	2.55%	1,167,613	14.18	to	13.02	15,980,455	0.00%	-0.18%	to	-1.99%
2015	0.75%	to	2.75%	1,392,724	14.21	to	13.18	19,254,944	0.00%	0.28%	to	-1.74%
2014	0.75%	to	2.75%	1,552,810	14.17	to	13.42	21,539,179	0.00%	6.88%	to	4.73%
2013	0.75%	to	2.75%	1,802,302	13.26	to	12.81	23,558,853	0.22%	35.58%	to	32.85%
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
2015	0.40%	to	0.60%	19,487	9.99	to	9.94	194,273	4.15%	-4.48%	to	-4.68%
2014	0.40%	to	0.60%	20,089	10.46	to	10.42	209,848	0.00%	5.49%	to	5.28%
2013			0.40%	5,179			9.92	51,350	1.57%			-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
2015	0.80%	to	1.40%	546,122	26.04	to	24.26	13,376,443	1.02%	-3.43%	to	-4.02%
2014	0.80%	to	1.40%	629,150	26.96	to	25.28	16,042,419	0.79%	14.19%	to	13.50%
2013	0.80%	to	1.40%	706,041	23.61	to	22.27	15,844,686	0.92%	31.24%	to	30.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balanced Portfolio: Service Shares (JABS)
2017	0.95%	to	2.20%	366,508	$27.75	to	$25.05	$10,161,366	1.38%	17.02%	to	15.54%
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
2015	0.95%	to	2.20%	437,539	22.95	to	21.24	10,108,408	1.61%	-0.54%	to	-1.80%
2014	0.95%	to	2.20%	481,380	23.08	to	21.63	11,224,356	1.50%	7.21%	to	5.86%
2013	0.95%	to	2.20%	528,268	21.53	to	20.44	11,547,602	1.97%	18.66%	to	17.17%
Enterprise Portfolio: Service Shares (JAMGS)
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
2015	0.40%	to	0.60%	17,758	14.09	to	14.02	249,785	0.84%	3.35%	to	3.14%
2014	0.40%	to	0.60%	9,705	13.64	to	13.59	132,135	0.02%	11.79%	to	11.57%
2013	0.40%	to	0.60%	836	12.20	to	12.18	10,189	0.04%	21.97%	to	21.80%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
2015	0.40%	to	2.50%	1,919,575	9.85	to	9.71	18,752,458	1.71%	-1.54%	to	-2.94%	****
Forty Portfolio: Service Shares (JACAS)
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
2015	0.40%	to	2.75%	5,899,324	15.97	to	25.96	147,320,830	1.22%	11.49%	to	8.86%
2014	0.40%	to	2.80%	6,633,166	14.32	to	23.70	149,619,507	0.03%	8.03%	to	5.43%
2013	0.40%	to	2.80%	7,528,794	13.26	to	22.48	160,065,223	0.58%	30.36%	to	27.22%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%
2015	0.40%	to	2.85%	4,891,607	14.37	to	14.00	57,799,647	0.80%	4.23%	to	1.66%
2014	0.40%	to	2.75%	3,355,733	13.79	to	13.81	36,917,587	0.00%	8.91%	to	6.34%
2013	0.40%	to	2.65%	2,738,469	12.66	to	13.01	27,240,388	0.00%	26.60%	to	31.81%	****
Overseas Portfolio: Service Shares (JAIGS)
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
2015	0.75%	to	2.75%	2,950,471	8.92	to	21.21	51,209,149	0.51%	-9.49%	to	-11.31%
2014	0.75%	to	2.80%	3,311,550	9.86	to	23.77	63,697,356	5.76%	-12.76%	to	-14.56%
2013	0.75%	to	2.65%	3,552,741	11.30	to	29.98	76,740,060	3.02%	13.42%	to	11.25%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
2015	0.40%	to	2.85%	2,211,426	7.49	to	7.26	16,012,703	1.36%	-20.38%	to	-22.34%
2014	0.40%	to	2.85%	1,378,884	9.41	to	9.35	12,697,617	4.80%	-5.02%	to	-6.46%	****
2013	0.40%	to	0.60%	4,129	9.90	to	9.89	40,843	2.84%	-0.97%	to	-1.11%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
2015	0.95%	to	2.30%	633,135	9.77	to	9.66	6,156,386	0.46%	-2.34%	to	-3.36%	****
New Discovery Series - Service Class (MNDSC)
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
2015	0.40%	to	2.80%	1,931,535	13.00	to	11.88	23,951,034	0.00%	-2.54%	to	-4.89%
2014	0.40%	to	2.65%	1,676,490	13.34	to	12.55	21,619,518	0.00%	-7.86%	to	-9.95%
2013	0.40%	to	2.65%	1,688,392	14.47	to	13.93	23,938,810	0.00%	40.65%	to	37.48%
Utilities Series - Service Class (MVUSC)
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
2015	0.40%	to	0.60%	13,406	10.03	to	9.98	134,024	4.14%	-15.10%	to	-15.27%
2014	0.40%	to	0.60%	9,548	11.82	to	11.78	112,560	2.41%	12.02%	to	11.79%
2013			0.40%	1,989			10.55	20,979	1.31%			5.48%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Value Series - Service Class (MVFSC)
2017	0.40%	to	2.90%	12,465,206	$20.75	to	$26.55	$422,395,200	1.72%	16.88%	to	13.96%
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
2015	0.40%	to	2.95%	13,646,938	15.66	to	20.95	358,519,642	2.08%	-1.33%	to	-3.86%
2014	0.40%	to	3.05%	14,263,480	15.88	to	21.53	384,539,770	1.32%	9.76%	to	6.84%
2013	0.40%	to	3.05%	15,568,092	14.46	to	20.15	386,356,234	0.99%	35.05%	to	31.46%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
2015	0.40%	to	2.85%	13,447,782	16.56	to	14.39	208,365,511	1.84%	5.89%	to	3.29%
2014	0.40%	to	2.80%	11,397,673	15.64	to	13.96	168,757,596	1.84%	0.73%	to	-1.70%
2013	0.40%	to	2.80%	9,380,271	15.53	to	14.20	139,601,593	1.42%	27.12%	to	24.06%
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
2015	0.40%	to	2.40%	154,932	8.28	to	8.16	1,271,205	0.98%	-17.24%	to	-18.36%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
2015	0.80%	to	1.40%	163,055	13.35	to	12.59	2,069,088	3.56%	-1.45%	to	-2.04%
2014	0.80%	to	1.40%	197,375	13.54	to	12.85	2,562,783	2.72%	6.99%	to	6.35%
2013	0.80%	to	1.40%	94,101	12.66	to	12.08	1,143,334	3.69%	-1.11%	to	-1.71%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
2015	0.95%	to	2.55%	908,448	13.73	to	11.09	11,541,430	3.15%	-1.77%	to	-3.36%
2014	0.95%	to	2.55%	1,156,982	13.98	to	11.48	15,005,462	3.00%	6.54%	to	4.82%
2013	0.95%	to	2.55%	1,277,247	13.12	to	10.95	15,607,321	3.45%	-1.52%	to	-3.12%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
2015	0.80%	to	1.40%	72,640	28.06	to	25.09	1,845,745	5.35%	-1.91%	to	-2.50%
2014	0.80%	to	1.40%	85,072	28.61	to	25.73	2,214,822	5.47%	2.10%	to	1.49%
2013	0.80%	to	1.40%	98,656	28.02	to	25.35	2,529,866	4.00%	-9.48%	to	-10.03%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
2015	0.40%	to	2.05%	37,621	9.16	to	20.16	601,037	5.74%	-1.57%	to	-3.20%
2014	0.40%	to	2.05%	44,687	9.31	to	20.82	815,841	5.10%	2.48%	to	0.78%
2013	0.60%	to	2.05%	35,082	9.07	to	20.66	766,339	4.05%	-9.31%	to	-10.63%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
2015	0.40%	to	2.55%	38,899	10.24	to	10.00	402,676	1.74%	-1.81%	to	-3.93%
2014	0.40%	to	2.55%	25,692	10.43	to	10.41	275,172	0.77%	13.40%	to	10.95%
2013	0.40%	to	2.55%	8,643	9.20	to	9.39	82,016	3.95%	-8.04%	to	0.02%	****
U.S. Real Estate Portfolio - Class II (MSVREB)
2013	1.35%			27			27.39	739	0.86%			0.38%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
2015	0.40%	to	2.75%	6,439,133	10.16	to	9.81	64,293,500	2.75%	-0.26%	to	-2.61%
2014	1.15%	to	2.75%	2,143,787	10.15	to	10.07	21,714,913	2.24%	1.48%	to	0.71%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
2015	0.40%	to	2.85%	62,152,068	9.72	to	9.37	594,463,401	2.53%	-2.64%	to	-5.03%
2014	0.40%	to	2.85%	18,774,801	9.99	to	9.87	186,508,714	2.13%	-0.13%	to	-1.28%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	0.80%	to	1.40%	1,625,882	$28.69	to	$27.22	$44,562,716	1.62%	7.81%	to	7.16%
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
2015	0.80%	to	1.40%	2,093,055	22.27	to	21.39	45,007,584	2.30%	-5.04%	to	-5.62%
2014	0.80%	to	1.40%	2,467,526	23.45	to	22.66	56,170,444	1.99%	12.21%	to	11.54%
2013	0.80%	to	1.40%	2,696,763	20.90	to	20.32	54,995,928	1.81%	30.84%	to	30.05%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
2015	0.40%	to	2.85%	7,354,304	22.60	to	19.14	154,374,620	2.21%	-4.82%	to	-7.17%
2014	0.40%	to	2.85%	7,970,170	23.74	to	20.62	177,443,963	1.84%	12.50%	to	9.73%
2013	0.40%	to	2.95%	8,531,980	21.11	to	18.70	170,779,673	1.70%	31.15%	to	27.79%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
2015	0.40%	to	3.10%	375,976,645	20.16	to	12.25	5,391,012,966	1.44%	0.58%	to	-2.15%
2014	0.40%	to	3.10%	366,259,790	20.04	to	12.52	5,277,274,067	0.96%	4.57%	to	1.74%
2013	0.40%	to	3.10%	352,795,401	19.17	to	12.30	4,915,430,706	1.30%	22.79%	to	19.46%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
2015	0.40%	to	3.10%	172,807,397	11.71	to	9.71	1,965,834,351	1.41%	-0.63%	to	-3.32%
2014	0.40%	to	3.10%	152,420,112	11.78	to	10.04	1,761,545,398	1.28%	4.56%	to	1.72%
2013	0.40%	to	3.10%	135,018,265	11.27	to	9.87	1,507,737,411	1.87%	-2.96%	to	-5.59%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%
2015	0.40%	to	2.85%	16,378,721	14.79	to	14.01	260,099,991	0.66%	6.12%	to	3.51%
2014	0.40%	to	2.85%	14,633,884	13.94	to	13.54	221,909,548	0.73%	1.43%	to	-1.07%
2013	0.40%	to	2.95%	13,261,501	13.74	to	13.58	200,905,979	0.40%	28.13%	to	24.85%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
2015	0.40%	to	2.85%	27,464,041	15.25	to	13.38	416,565,768	0.73%	6.00%	to	3.39%
2014	0.40%	to	2.85%	25,379,860	14.39	to	12.95	367,777,799	0.46%	7.63%	to	4.99%
2013	0.40%	to	2.95%	23,231,955	13.37	to	12.23	316,995,054	0.33%	29.09%	to	25.79%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
2015	0.40%	to	3.10%	165,263,144	15.30	to	11.47	2,181,652,320	0.86%	0.68%	to	-2.05%
2014	0.40%	to	3.10%	152,683,209	15.20	to	11.71	2,022,271,032	0.81%	9.79%	to	6.81%
2013	0.40%	to	3.10%	141,379,875	13.84	to	10.96	1,724,502,696	1.03%	32.44%	to	28.85%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
2015	0.40%	to	2.55%	3,261,275	9.61	to	16.87	62,663,254	4.94%	-3.00%	to	-5.09%
2014	0.40%	to	2.75%	3,331,749	9.91	to	16.04	66,619,379	5.02%	-0.94%	to	-0.27%	****
2013	0.95%	to	2.15%	255,684	18.96	to	18.59	5,137,094	6.06%	6.06%	to	4.77%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
2015	0.40%	to	1.40%	494,600	7.82	to	17.35	8,589,139	0.80%	-16.33%	to	-17.17%
2014	0.40%	to	1.40%	578,521	9.35	to	20.95	12,154,794	1.23%	-5.88%	to	-6.83%
2013	0.40%	to	1.40%	14,366	9.93	to	22.48	236,988	1.18%	-0.70%	to	-0.66%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Emerging Markets Fund - Class II (GEM2)
2017	0.75%	to	2.80%	1,953,769	$12.03	to	$28.96	$67,991,928	0.95%	40.16%	to	37.28%
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
2015	0.75%	to	2.80%	2,110,360	8.04	to	20.19	50,910,242	0.47%	-16.86%	to	-18.58%
2014	0.75%	to	2.80%	2,054,838	9.68	to	24.80	59,811,178	1.26%	-3.23%	to	-8.37%	****
2013	1.15%	to	2.25%	28,105	34.04	to	30.14	924,616	0.92%	-0.73%	to	-1.83%
NVIT International Equity Fund - Class I (GIG)
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
2015	0.40%	to	1.40%	1,434,332	10.75	to	12.95	18,728,602	0.48%	-3.44%	to	-4.41%
2014	0.40%	to	1.40%	1,638,422	11.13	to	13.55	22,381,242	2.55%	-0.85%	to	-1.84%
2013	0.40%	to	1.40%	8,336	11.23	to	13.81	101,582	0.68%	12.25%	to	16.18%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
2015	0.40%	to	2.80%	4,786,711	9.50	to	7.59	39,980,311	0.29%	-3.61%	to	-5.93%
2014	0.40%	to	2.75%	4,306,729	9.86	to	8.10	37,716,834	3.65%	-1.12%	to	-3.45%
2013	0.40%	to	2.75%	3,288,584	9.97	to	8.39	29,543,767	0.54%	17.09%	to	14.33%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%
2015	0.80%	to	1.40%	5,502,381	13.51	to	12.89	71,326,597	0.76%	-1.87%	to	-2.46%
2014	0.80%	to	1.40%	6,161,181	13.76	to	13.22	81,826,962	0.87%	5.75%	to	5.11%
2013	0.80%	to	1.40%	7,038,080	13.02	to	12.58	88,865,814	1.01%	42.67%	to	41.81%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
2015	0.40%	to	2.65%	2,018,042	13.63	to	11.55	25,411,230	0.66%	-1.59%	to	-3.81%
2014	0.40%	to	2.65%	2,346,283	13.85	to	12.01	30,361,971	0.75%	6.13%	to	3.74%
2013	0.40%	to	2.80%	2,987,351	13.05	to	11.47	36,797,573	0.94%	42.96%	to	39.52%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
2015	0.80%	to	1.40%	164,906	15.60	to	14.89	2,472,698	0.83%	-1.12%	to	-1.72%
2014	0.80%	to	1.40%	175,685	15.77	to	15.15	2,677,715	0.81%	9.72%	to	9.05%
2013	0.80%	to	1.40%	271,583	14.38	to	13.89	3,790,960	0.91%	37.66%	to	36.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
2015	0.40%	to	2.95%	8,567,800	16.75	to	13.08	125,428,797	0.74%	-0.82%	to	-3.36%
2014	0.40%	to	3.05%	10,053,530	16.89	to	13.44	149,785,781	0.79%	10.07%	to	7.14%
2013	0.40%	to	3.05%	13,130,785	15.35	to	12.55	178,916,238	0.69%	38.00%	to	34.33%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
2015	0.40%	to	2.70%	5,356,750	20.93	to	11.16	64,715,621	2.80%	-2.15%	to	-4.41%
2014	0.75%	to	2.75%	4,780,265	20.97	to	11.64	59,819,242	2.25%	3.71%	to	1.62%
2013	0.75%	to	2.70%	3,708,333	20.22	to	11.48	45,281,166	1.36%	28.50%	to	25.98%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
2015	0.40%	to	3.10%	174,013,314	13.98	to	10.76	2,126,792,967	2.65%	-1.45%	to	-4.13%
2014	0.40%	to	3.10%	170,119,173	14.19	to	11.23	2,131,595,271	2.37%	3.88%	to	1.06%
2013	0.40%	to	3.10%	159,209,883	13.66	to	11.11	1,940,345,195	1.72%	14.20%	to	11.10%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
2015	0.40%	to	3.00%	217,431,242	14.52	to	11.02	2,697,751,014	2.99%	-1.72%	to	-4.29%
2014	0.40%	to	3.00%	230,201,524	14.78	to	11.52	2,934,450,319	2.44%	4.28%	to	1.56%
2013	0.40%	to	3.00%	237,108,265	14.17	to	11.34	2,929,764,084	1.59%	20.76%	to	17.61%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2017	0.40%	to	2.85%	55,841,512	$14.87	to	$10.90	$696,634,215	2.03%	5.93%	to	3.34%
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
2015	0.40%	to	2.85%	61,515,066	13.47	to	10.38	708,882,876	2.11%	-1.13%	to	-3.56%
2014	0.65%	to	2.85%	62,574,511	13.43	to	10.77	737,227,944	2.19%	2.66%	to	0.39%
2013	0.65%	to	3.05%	63,620,813	13.09	to	10.60	736,273,959	1.73%	4.25%	to	1.73%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
2015	0.40%	to	3.40%	218,892,033	14.27	to	10.62	2,699,910,291	2.81%	-1.46%	to	-4.43%
2014	0.40%	to	3.40%	229,287,740	14.48	to	11.11	2,900,569,131	2.39%	4.15%	to	1.01%
2013	0.40%	to	3.40%	234,566,759	13.91	to	11.00	2,881,167,187	1.67%	17.33%	to	13.80%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%
2015	0.40%	to	3.05%	29,878,087	14.59	to	10.90	366,262,797	3.03%	-1.90%	to	-4.51%
2014	0.75%	to	3.05%	31,438,275	14.55	to	11.42	397,258,417	2.42%	3.78%	to	1.37%
2013	0.75%	to	3.05%	33,028,201	14.02	to	11.26	405,457,133	1.46%	23.34%	to	20.49%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
2015	0.40%	to	2.95%	68,111,828	13.64	to	10.73	819,912,745	2.47%	-1.46%	to	-3.98%
2014	0.40%	to	2.95%	69,676,994	13.84	to	11.18	859,787,324	2.36%	3.67%	to	1.01%
2013	0.40%	to	2.95%	68,643,015	13.35	to	11.07	826,294,932	1.77%	10.79%	to	7.96%
NVIT Core Bond Fund - Class I (NVCBD1)
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
2015	0.80%	to	1.40%	233,064	12.80	to	12.22	2,862,984	2.97%	-1.51%	to	-2.11%
2014	0.80%	to	1.40%	271,564	12.99	to	12.48	3,406,018	3.45%	4.21%	to	3.58%
2013	0.80%	to	1.40%	190,072	12.47	to	12.05	2,298,921	2.07%	-2.70%	to	-3.28%
NVIT Core Bond Fund - Class II (NVCBD2)
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
2015	0.40%	to	2.95%	8,086,301	13.14	to	10.61	95,953,153	2.73%	-1.28%	to	-3.80%
2014	0.40%	to	3.05%	8,368,425	13.31	to	10.95	101,507,614	2.38%	4.26%	to	1.49%
2013	0.40%	to	3.05%	9,372,371	12.77	to	10.79	109,949,098	2.34%	-2.52%	to	-5.11%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
2015	0.40%	to	2.65%	5,081,927	14.37	to	11.81	65,587,568	1.54%	-0.92%	to	-3.15%
2014	0.40%	to	2.70%	4,904,620	14.50	to	12.15	64,579,296	2.30%	4.46%	to	2.05%
2013	0.40%	to	2.70%	3,944,916	13.88	to	11.91	50,288,214	1.66%	-2.44%	to	-4.69%
NVIT Nationwide Fund - Class I (TRF)
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
2015	0.80%	to	1.40%	1,468,479	33.45	to	36.12	121,497,169	1.19%	0.13%	to	-0.48%
2014	0.80%	to	1.40%	1,636,013	33.40	to	36.29	135,171,460	1.15%	11.25%	to	10.58%
2013	0.80%	to	1.40%	1,835,389	30.02	to	32.82	135,786,101	1.30%	30.05%	to	29.27%
NVIT Nationwide Fund - Class II (TRF2)
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%
2015	0.40%	to	2.95%	5,584,163	14.07	to	16.67	120,383,706	0.93%	0.26%	to	-2.31%
2014	0.40%	to	3.05%	6,491,200	14.04	to	16.86	140,987,217	0.87%	11.37%	to	8.41%
2013	0.40%	to	3.05%	8,102,028	12.61	to	15.55	158,792,423	1.02%	30.27%	to	26.80%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Government Bond Fund - Class I (GBF)
2017	0.40%	to	2.90%	12,420,978	$12.60	to	$10.18	$202,152,690	2.07%	1.68%	to	-0.87%
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
2015	0.40%	to	2.95%	14,815,954	12.35	to	10.43	236,767,960	1.67%	-0.51%	to	-3.06%
2014	0.40%	to	3.05%	16,944,271	12.41	to	10.63	271,504,303	1.93%	4.15%	to	1.38%
2013	0.40%	to	3.05%	20,054,696	11.92	to	10.49	305,167,631	1.88%	-4.44%	to	-6.98%
NVIT International Index Fund - Class II (GVIX2)
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
2015	0.40%	to	0.60%	29,332	10.21	to	10.16	298,906	3.39%	-1.65%	to	-1.85%
2014	0.40%			5,529			10.39	57,426	3.50%			-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%
2015	0.40%	to	2.65%	5,462,717	9.04	to	8.38	50,837,544	2.14%	-1.78%	to	-4.00%
2014	0.65%	to	2.65%	4,101,560	8.92	to	8.73	39,378,317	3.12%	-6.80%	to	-8.67%
2013	0.65%	to	2.60%	3,121,010	9.57	to	9.60	32,543,493	3.00%	20.22%	to	17.87%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
2015	0.40%	to	2.95%	8,101,133	21.26	to	18.12	183,423,552	1.36%	-1.39%	to	-3.92%
2014	0.40%	to	3.05%	9,151,603	21.56	to	18.63	212,106,942	1.59%	4.57%	to	1.78%
2013	0.40%	to	3.05%	10,396,960	20.61	to	18.31	232,623,098	1.52%	26.74%	to	23.37%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
2015	0.40%	to	2.95%	87,448,829	16.26	to	13.68	1,323,221,002	1.76%	-0.57%	to	-3.12%
2014	0.40%	to	2.95%	79,083,321	16.36	to	14.12	1,215,729,285	1.79%	4.17%	to	1.50%
2013	0.40%	to	3.05%	69,467,461	15.70	to	13.85	1,036,338,855	1.87%	12.97%	to	9.97%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
2015	0.40%	to	2.65%	83,811,605	18.51	to	15.90	1,442,283,040	1.55%	-0.93%	to	-3.17%
2014	0.40%	to	3.00%	84,721,057	18.69	to	16.08	1,487,768,339	1.71%	4.79%	to	2.06%
2013	0.40%	to	3.00%	85,633,495	17.83	to	15.76	1,450,611,221	1.78%	19.02%	to	15.91%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
2015	0.60%	to	2.80%	46,933,158	13.03	to	11.49	647,698,253	1.73%	-0.34%	to	-2.54%
2014	0.60%	to	2.75%	47,834,340	13.07	to	11.87	667,796,025	1.80%	3.27%	to	1.03%
2013	0.65%	to	2.80%	50,261,670	11.96	to	11.68	685,620,454	1.75%	4.15%	to	1.90%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
2015	0.40%	to	3.00%	133,428,382	13.52	to	14.84	2,440,679,096	1.57%	-0.73%	to	-3.32%
2014	0.40%	to	3.00%	143,660,270	13.62	to	15.35	2,678,450,645	1.66%	4.76%	to	2.03%
2013	0.40%	to	3.00%	155,762,593	13.00	to	15.05	2,804,955,904	1.71%	16.16%	to	13.13%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
2015	0.40%	to	3.05%	40,552,102	13.49	to	16.62	868,125,115	1.39%	-1.13%	to	-3.76%
2014	0.40%	to	3.05%	46,994,555	13.65	to	17.27	1,026,988,892	1.61%	4.54%	to	1.76%
2013	0.40%	to	3.05%	55,228,742	13.06	to	16.98	1,164,979,300	1.58%	21.89%	to	18.65%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
2015	0.40%	to	3.00%	50,084,778	13.22	to	13.11	808,694,181	1.65%	-0.43%	to	-3.03%
2014	0.40%	to	3.00%	52,322,609	13.27	to	13.51	858,154,256	1.80%	4.32%	to	1.60%
2013	0.40%	to	3.00%	52,936,074	12.73	to	13.30	841,943,865	1.73%	10.05%	to	7.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.40%	to	2.75%	6,064,937	$25.02	to	$33.36	$241,178,040	1.12%	15.32%	to	12.60%
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
2015	0.40%	to	2.75%	5,257,305	18.11	to	25.32	155,396,682	1.13%	-2.92%	to	-5.21%
2014	0.40%	to	2.75%	4,963,956	18.66	to	26.71	152,227,565	1.10%	8.98%	to	6.41%
2013	0.40%	to	2.65%	4,806,703	17.12	to	27.77	136,319,618	1.14%	32.52%	to	29.52%
NVIT Money Market Fund - Class I (SAM)
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
2015	0.40%	to	2.85%	50,544,180	9.89	to	8.01	590,994,138	0.00%	-0.40%	to	-2.85%
2014	0.40%	to	2.90%	52,507,000	9.93	to	8.20	618,897,252	0.00%	-0.40%	to	-2.90%
2013	0.40%	to	2.95%	51,823,152	9.97	to	8.39	618,554,973	0.00%	-0.40%	to	-2.95%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
2015	0.80%	to	1.40%	2,745,069	9.62	to	9.52	26,162,417	0.68%	-1.29%	to	-1.88%
2014	0.80%	to	1.40%	3,252,855	9.74	to	9.70	31,573,613	1.05%	-2.58%	to	-2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
2015	0.40%	to	2.95%	11,631,797	12.12	to	9.34	121,523,376	0.12%	-1.05%	to	-3.59%
2014	0.40%	to	3.05%	13,009,367	12.25	to	9.62	138,699,946	2.12%	-1.75%	to	-4.36%
2013	0.40%	to	3.05%	15,025,508	12.47	to	10.06	164,321,828	0.99%	20.59%	to	17.39%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017	0.80%	to	1.40%	297,403	10.85	to	10.61	3,164,246	2.68%	21.94%	to	21.21%
2016	0.80%	to	1.40%	343,303	8.90	to	8.76	3,011,220	3.00%	4.39%	to	3.76%
2015	0.80%	to	1.40%	394,375	8.53	to	8.44	3,331,749	1.22%	-5.88%	to	-6.45%
2014	0.80%	to	1.40%	451,831	9.06	to	9.02	4,077,594	1.77%	-9.42%	to	-9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2017	0.40%	to	2.85%	3,357,520	10.91	to	14.67	59,286,156	2.40%	22.05%	to	19.05%
2016	0.40%	to	2.85%	3,854,051	8.94	to	12.32	56,323,559	2.61%	4.56%	to	2.00%
2015	0.40%	to	2.85%	3,936,869	8.55	to	12.08	55,722,655	1.02%	-5.72%	to	-8.04%
2014	0.40%	to	2.85%	3,915,281	9.07	to	13.14	59,443,203	2.68%	-9.34%	to	-12.25%	****
2013	0.95%	to	2.10%	30,305	15.62	to	16.25	519,923	2.15%	19.90%	to	18.51%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
2015	0.80%	to	1.40%	621,350	15.60	to	14.89	9,315,584	0.45%	2.61%	to	1.99%
2014	0.80%	to	1.40%	708,684	15.20	to	14.60	10,408,893	0.47%	9.55%	to	8.89%
2013	0.80%	to	1.40%	831,103	13.88	to	13.41	11,200,675	0.76%	33.66%	to	32.86%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
2015	0.40%	to	2.95%	8,107,986	15.92	to	12.95	117,161,971	0.22%	2.72%	to	0.09%
2014	0.40%	to	3.05%	8,723,839	15.50	to	12.85	124,086,141	0.24%	9.71%	to	6.79%
2013	0.40%	to	3.05%	9,742,636	14.13	to	12.03	127,555,037	0.50%	33.88%	to	30.32%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.80%	to	1.40%	211,341	21.19	to	20.23	4,296,820	1.45%	13.62%	to	12.94%
2016	0.80%	to	1.40%	222,753	18.65	to	17.91	4,009,163	1.85%	15.42%	to	14.73%
2015	0.80%	to	1.40%	250,352	16.16	to	15.61	3,923,567	1.22%	-3.93%	to	-4.51%
2014	0.80%	to	1.40%	296,761	16.82	to	16.35	4,868,741	1.21%	9.63%	to	8.97%
2013	0.80%	to	1.40%	320,482	15.34	to	15.00	4,820,743	1.43%	34.36%	to	33.54%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2017	0.40%	to	2.85%	5,374,554	19.63	to	14.53	88,652,631	1.17%	13.90%	to	11.11%
2016	0.40%	to	2.85%	6,504,812	17.24	to	13.08	95,485,885	1.79%	15.58%	to	12.75%
2015	0.40%	to	2.80%	6,048,438	14.91	to	11.64	77,594,537	1.01%	-3.82%	to	-6.14%
2014	0.40%	to	2.75%	5,883,975	15.50	to	12.45	79,361,366	1.09%	9.80%	to	7.21%
2013	0.40%	to	2.65%	5,423,937	14.12	to	11.68	67,465,993	1.25%	34.49%	to	31.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	0.80%	to	1.40%	9,267,604	$20.23	to	$19.08	$178,297,202	0.00%	26.72%	to	25.95%
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
2015	0.80%	to	1.40%	11,576,148	15.11	to	14.43	168,141,797	0.00%	-0.98%	to	-1.58%
2014	0.80%	to	1.40%	12,805,808	15.26	to	14.66	188,821,261	0.00%	3.20%	to	2.58%
2013	0.80%	to	1.40%	14,421,413	14.79	to	14.29	207,116,635	0.00%	37.83%	to	37.00%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
2015	0.40%	to	2.95%	8,659,725	14.99	to	12.53	121,110,111	0.00%	-0.74%	to	-3.29%
2014	0.40%	to	3.05%	8,653,958	15.10	to	12.87	123,447,811	0.00%	3.31%	to	0.56%
2013	0.40%	to	3.05%	9,737,422	14.61	to	12.80	135,678,865	0.00%	38.05%	to	34.38%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
2015	0.40%	to	0.60%	14,266	13.41	to	13.34	191,283	2.26%	-3.14%	to	-3.33%
2014			0.40%	1,719			13.85	23,808	1.99%			16.68%
2013			0.40%	329			11.87	3,905	1.33%			18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
2015	0.40%	to	2.95%	16,383,590	18.39	to	14.69	271,418,395	1.16%	-3.27%	to	-5.75%
2014	0.65%	to	3.05%	18,226,226	18.22	to	15.48	315,118,479	1.36%	16.26%	to	13.45%
2013	0.65%	to	3.05%	20,097,001	15.67	to	13.65	301,002,162	1.16%	34.80%	to	31.54%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
2015	0.80%	to	1.40%	608,574	11.46	to	10.42	6,436,694	0.00%	-0.05%	to	-0.65%
2014	0.80%	to	1.40%	608,105	11.46	to	10.49	6,466,067	0.00%	1.99%	to	1.37%
2013	0.80%	to	1.40%	729,385	11.24	to	10.35	7,636,699	0.00%	43.14%	to	42.27%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
2015	0.40%	to	2.80%	1,375,061	14.43	to	17.12	29,882,885	0.00%	0.13%	to	-2.29%
2014	0.40%	to	2.80%	1,159,126	14.41	to	17.52	25,535,194	0.00%	2.13%	to	-0.33%
2013	0.40%	to	2.65%	1,124,666	14.11	to	19.65	24,462,929	0.00%	43.37%	to	40.14%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
2015	0.40%	to	1.40%	920,025	12.49	to	32.29	29,770,072	0.68%	-6.40%	to	-7.34%
2014	0.40%	to	1.40%	1,020,116	13.34	to	34.85	35,935,394	0.51%	6.59%	to	5.52%
2013	0.80%	to	1.40%	1,227,066	36.32	to	33.03	41,046,063	0.82%	39.28%	to	38.44%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
2015	0.40%	to	2.75%	1,128,122	17.66	to	23.53	34,331,477	0.47%	-6.66%	to	-8.87%
2014	0.40%	to	2.75%	1,133,233	18.92	to	25.82	37,480,517	0.29%	6.34%	to	3.83%
2013	0.40%	to	2.70%	1,171,234	17.80	to	28.23	36,924,190	0.67%	39.46%	to	36.25%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
2015	0.40%	to	1.40%	1,264,093	12.71	to	51.99	65,157,947	0.36%	-2.03%	to	-3.01%
2014	0.40%	to	1.40%	1,418,968	12.98	to	53.60	75,492,828	0.16%	0.41%	to	-0.60%
2013	0.60%	to	1.40%	1,570,642	12.91	to	53.92	85,139,423	0.13%	29.06%	to	38.94%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2017	0.40%	to	2.85%	1,205,338	$21.83	to	$29.01	$46,095,743	0.00%	12.75%	to	9.98%
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
2015	0.40%	to	2.65%	1,435,176	15.87	to	24.84	40,859,982	0.14%	-2.29%	to	-4.50%
2014	0.40%	to	2.65%	1,594,729	16.24	to	26.00	47,011,896	0.00%	0.15%	to	-2.11%
2013	0.40%	to	2.95%	1,735,362	16.21	to	23.54	51,611,031	0.13%	39.99%	to	36.41%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
2015	0.40%	to	2.85%	13,639,542	12.92	to	11.83	204,957,701	1.99%	-3.28%	to	-5.66%
2014	0.40%	to	2.80%	13,686,203	13.35	to	12.62	213,806,609	3.24%	3.47%	to	0.97%
2013	0.40%	to	2.95%	12,261,303	12.91	to	12.29	187,266,465	3.53%	-1.52%	to	-4.04%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%
2015	0.40%	to	2.75%	12,236,451	11.15	to	9.26	124,426,225	1.69%	-0.74%	to	-3.08%
2014	0.40%	to	2.80%	11,240,208	11.23	to	9.52	116,324,594	1.04%	0.09%	to	-2.32%
2013	0.40%	to	2.95%	9,506,940	11.22	to	9.66	99,464,599	1.20%	-0.29%	to	-2.85%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
2015	0.80%	to	1.40%	14,295,494	24.43	to	23.46	337,050,583	0.62%	4.25%	to	3.62%
2014	0.80%	to	1.40%	16,100,387	23.43	to	22.64	366,069,572	0.71%	7.93%	to	7.28%
2013	0.80%	to	1.40%	18,014,768	21.71	to	21.10	381,522,398	0.77%	35.61%	to	34.79%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
2015	0.40%	to	2.85%	9,578,573	24.67	to	20.90	219,506,281	0.37%	4.40%	to	1.84%
2014	0.40%	to	2.80%	10,506,727	23.63	to	20.58	233,232,813	0.45%	8.13%	to	5.52%
2013	0.40%	to	2.95%	12,147,466	21.85	to	19.36	251,927,500	0.51%	35.74%	to	32.27%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
2015	0.40%	to	2.95%	14,993,808	14.98	to	12.60	208,223,888	1.84%	-4.29%	to	-6.74%
2014	0.40%	to	3.05%	15,012,122	15.65	to	13.43	220,101,327	3.59%	-8.51%	to	-10.95%
2013	0.40%	to	3.05%	15,771,695	17.11	to	15.08	255,205,998	1.81%	19.61%	to	16.43%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
2015	0.40%	to	0.60%	22,472	12.16	to	12.10	273,070	1.35%	-6.67%	to	-6.86%
2014	0.40%	to	0.60%	34,050	13.03	to	12.99	443,482	2.30%	8.73%	to	8.51%
2013	0.40%	to	0.60%	16,278	11.98	to	11.97	195,038	0.00%	19.85%	to	19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
2015	0.40%	to	2.95%	7,132,894	14.86	to	17.50	162,129,967	1.55%	-6.89%	to	-9.27%
2014	0.40%	to	3.05%	7,305,999	15.96	to	19.06	180,247,716	1.28%	8.49%	to	5.60%
2013	0.40%	to	3.05%	7,694,919	14.71	to	18.05	176,761,059	0.00%	34.76%	to	31.18%
NVIT Real Estate Fund - Class I (NVRE1)
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
2015	0.80%	to	1.40%	3,980,586	14.02	to	13.38	53,571,068	2.51%	-6.11%	to	-6.68%
2014	0.80%	to	1.40%	4,693,279	14.93	to	14.34	67,636,763	2.95%	27.85%	to	27.08%
2013	0.80%	to	1.40%	4,873,879	11.68	to	11.28	55,228,629	1.41%	2.22%	to	1.60%
NVIT Real Estate Fund - Class II (NVRE2)
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
2015	0.40%	to	2.85%	7,214,889	28.60	to	11.69	93,363,754	2.38%	-6.04%	to	-8.35%
2014	0.40%	to	2.85%	8,086,103	30.43	to	12.75	112,777,865	3.07%	28.09%	to	24.94%
2013	0.40%	to	2.80%	6,586,101	23.76	to	10.24	72,709,206	1.27%	2.29%	to	-0.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2017	0.40%	to	2.50%	696,475	$13.67	to	$12.38	$8,938,477	1.42%	13.38%	to	10.99%
2016	0.40%	to	2.45%	612,499	12.06	to	11.18	7,018,150	1.38%	8.33%	to	6.11%
2015	0.40%	to	2.40%	474,175	11.13	to	10.55	5,086,004	3.11%	-2.15%	to	-4.12%
2014	0.40%	to	1.80%	125,679	11.38	to	11.11	1,401,443	3.20%	1.45%	to	0.03%
2013			0.60%	2,099			11.20	23,510	0.71%			12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2017	0.40%	to	2.55%	740,582	14.72	to	13.30	10,290,649	2.44%	17.41%	to	14.89%
2016	1.15%	to	2.40%	320,782	12.20	to	11.64	3,833,860	1.84%	10.11%	to	8.72%
2015	1.30%	to	2.40%	170,818	11.03	to	10.71	1,861,135	5.84%	-4.42%	to	-5.48%
2014	1.60%	to	1.80%	13,188	11.48	to	11.45	151,431	1.86%	1.48%	to	1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
2015	0.40%	to	2.85%	91,651,481	10.51	to	9.84	935,119,776	1.21%	-5.26%	to	-7.59%
2014	0.40%	to	2.75%	69,392,456	11.10	to	10.66	755,595,648	3.76%	0.61%	to	-1.76%
2013	0.40%	to	2.30%	20,316,134	11.03	to	10.89	222,426,695	3.28%	10.31%	to	8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%
2015	0.40%	to	2.85%	45,300,352	10.57	to	9.89	464,991,727	1.31%	-4.68%	to	-7.02%
2014	0.40%	to	2.85%	34,616,610	11.09	to	10.64	376,761,705	3.64%	1.85%	to	-0.65%
2013	0.40%	to	2.65%	9,283,008	10.89	to	10.73	100,339,679	3.34%	8.92%	to	7.27%	****
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
2015	0.40%	to	2.85%	65,985,280	10.48	to	9.81	671,610,820	1.87%	-4.34%	to	-6.69%
2014	0.40%	to	2.50%	43,498,040	10.96	to	10.58	467,813,783	1.87%	1.33%	to	-0.81%
2013	0.40%	to	2.30%	11,584,365	10.81	to	10.68	124,342,023	3.40%	8.14%	to	6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
2015	0.40%	to	2.85%	33,773,880	10.55	to	9.87	345,921,135	1.67%	-3.63%	to	-6.00%
2014	0.40%	to	2.85%	24,393,200	10.94	to	10.50	262,077,939	2.20%	2.05%	to	-0.46%
2013	0.40%	to	2.30%	6,817,671	10.73	to	10.59	72,583,126	3.12%	7.25%	to	5.88%	****
NVIT Small Cap Index Fund - Class II (NVSIX2)
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
2015	0.40%	to	2.80%	3,214,294	12.48	to	11.69	38,783,835	1.30%	-5.26%	to	-7.55%
2014	0.40%	to	2.80%	1,861,847	13.17	to	12.64	24,010,339	1.25%	4.13%	to	1.62%
2013	0.40%	to	2.80%	723,265	12.65	to	12.44	9,071,715	2.35%	26.46%	to	24.42%	****
NVIT S&P 500 Index Fund - Class II (GVEX2)
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
2015	0.40%	to	2.85%	22,546,059	13.33	to	12.47	290,326,944	2.08%	0.54%	to	-1.93%
2014	0.40%	to	2.85%	12,997,434	13.26	to	12.72	168,655,614	2.77%	12.62%	to	9.85%
2013	0.40%	to	2.65%	3,743,803	11.77	to	11.59	43,701,775	3.41%	17.70%	to	15.92%	****
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****
2015	1.15%	to	2.50%	5,340,045	9.29	to	9.23	49,503,692	0.00%	-7.15%	to	-7.74%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
2015	0.40%	to	2.90%	8,637,198	10.61	to	8.53	99,694,654	1.36%	-0.22%	to	-2.72%
2014	0.40%	to	2.95%	10,327,433	10.63	to	8.72	119,826,653	1.57%	0.21%	to	-2.36%
2013	0.40%	to	2.95%	13,156,674	10.61	to	8.93	150,853,109	2.17%	0.21%	to	-2.35%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
International Portfolio - S Class Shares (AMINS)
2017	1.15%	to	2.25%	15,424	$17.01	to	$14.76	$248,183	1.09%	25.31%	to	23.92%
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
2015	1.50%	to	2.25%	7,363	13.46	to	12.41	96,067	1.00%	0.00%	to	-0.76%
2014	1.50%	to	2.00%	3,270	13.46	to	12.82	43,160	0.21%	-4.73%	to	-5.21%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
2015	0.80%	to	2.50%	108,418	9.59	to	26.03	3,145,377	0.00%	-4.12%	to	-1.53%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
2015	0.80%	to	2.65%	879,767	21.55	to	20.74	21,369,110	0.54%	-1.26%	to	-3.10%
2014	0.80%	to	2.65%	1,041,973	21.82	to	21.40	25,709,625	0.36%	9.50%	to	7.46%
2013	0.80%	to	2.65%	1,294,218	19.93	to	19.92	29,316,744	0.68%	36.50%	to	33.96%
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
2015	1.30%	to	2.80%	1,241,805	10.26	to	9.36	12,569,710	1.16%	-6.01%	to	-7.44%
2014	1.30%	to	2.55%	1,045,776	10.91	to	10.62	11,316,209	1.13%	1.36%	to	0.07%
2013	1.30%	to	2.65%	496,927	10.77	to	10.60	5,328,079	0.96%	6.07%	to	4.62%
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
2015	1.30%	to	2.50%	1,049,821	10.44	to	10.04	10,832,301	1.56%	-10.56%	to	-11.64%
2014	1.30%	to	2.50%	650,405	11.67	to	11.37	7,507,452	1.02%	-0.43%	to	-1.64%
2013	1.30%	to	2.30%	402,119	11.72	to	11.58	4,688,876	1.59%	14.14%	to	12.98%
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
2015	1.15%	to	2.85%	862,211	10.64	to	9.42	8,995,509	1.26%	-7.75%	to	-9.33%
2014	1.15%	to	2.85%	835,495	11.54	to	10.39	9,509,888	1.41%	1.32%	to	-0.42%
2013	1.15%	to	2.30%	189,573	11.39	to	11.23	2,144,830	1.25%	10.68%	to	9.39%
International Growth Fund/VA- Service Shares (OVIGS)
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
2015	1.10%	to	2.50%	2,958,757	9.22	to	9.01	27,034,360	0.90%	1.97%	to	0.53%
2014	1.10%	to	2.55%	1,107,744	9.05	to	8.96	9,982,341	0.24%	-9.54%	to	-10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
2015	0.80%	to	1.40%	1,007,502	24.74	to	25.02	31,121,933	2.25%	0.02%	to	-0.58%
2014	0.80%	to	1.40%	1,097,053	24.74	to	25.17	34,056,066	2.05%	7.33%	to	6.68%
2013	0.80%	to	1.40%	1,239,133	23.05	to	23.59	36,088,027	2.35%	12.26%	to	11.59%
Core Bond Fund/VA - Non-Service Shares (OVB)
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
2015	0.80%	to	1.40%	1,172,022	16.07	to	15.54	23,357,188	4.09%	0.15%	to	-0.45%
2014	0.80%	to	1.40%	1,314,492	16.05	to	15.61	26,398,467	5.25%	6.41%	to	5.76%
2013	0.80%	to	1.40%	1,470,230	15.08	to	14.76	27,812,794	5.07%	-0.90%	to	-1.50%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
2015	0.40%	to	1.40%	2,550,963	12.15	to	52.78	144,093,681	1.31%	3.53%	to	2.49%
2014	0.40%	to	1.40%	2,845,391	11.74	to	51.50	155,455,199	1.23%	1.88%	to	0.86%
2013	0.60%	to	1.40%	2,148,688	11.51	to	51.06	115,712,883	1.38%	15.06%	to	25.53%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2017	0.75%	to	2.80%	3,336,860	$13.99	to	$30.94	$128,948,416	0.72%	35.30%	to	32.52%
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
2015	0.75%	to	2.80%	3,696,242	10.44	to	24.06	109,407,218	1.07%	2.89%	to	0.77%
2014	0.75%	to	2.75%	3,464,478	10.14	to	24.02	100,955,252	1.18%	1.42%	to	-0.75%	****
2013	0.95%	to	2.25%	244,473	24.50	to	27.33	7,307,348	1.15%	25.78%	to	24.14%
International Growth Fund/VA - Non-Service Shares (OVIG)
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
2015	0.40%	to	0.60%	54,413	10.99	to	10.94	597,685	1.32%	3.02%	to	2.81%
2014	0.40%	to	0.60%	76,193	10.67	to	10.64	811,521	1.18%	-7.59%	to	-7.78%
2013	0.40%	to	0.60%	43,039	11.55	to	11.53	496,525	0.06%	15.49%	to	15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
2015	0.40%	to	1.40%	774,547	13.72	to	15.10	11,780,983	0.92%	2.91%	to	1.88%
2014	0.40%	to	1.40%	925,786	13.33	to	14.82	13,839,721	0.81%	10.26%	to	9.15%
2013	0.40%	to	1.40%	921,054	12.09	to	13.57	12,629,553	1.10%	20.88%	to	29.93%	****
Main Street Fund(R)/VA - Service Class (OVGIS)
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
2015	0.40%	to	2.95%	8,384,656	16.01	to	18.24	196,070,657	0.65%	2.69%	to	0.07%
2014	0.40%	to	3.05%	9,304,134	15.59	to	18.01	214,327,255	0.58%	9.96%	to	7.03%
2013	0.40%	to	3.05%	11,093,728	14.18	to	16.83	234,121,775	0.86%	30.91%	to	27.43%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
2015	0.80%	to	1.40%	425,587	16.65	to	15.70	6,736,763	0.91%	-6.65%	to	-7.22%
2014	0.80%	to	1.40%	484,310	17.83	to	16.92	8,257,676	0.92%	11.04%	to	10.37%
2013	0.80%	to	1.40%	510,359	16.06	to	15.33	7,872,940	0.89%	39.89%	to	39.04%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
2015	0.40%	to	2.85%	2,845,336	18.24	to	25.09	90,672,952	0.64%	-6.47%	to	-8.77%
2014	0.40%	to	2.80%	2,686,320	19.50	to	27.67	92,701,568	0.63%	11.21%	to	8.53%
2013	0.40%	to	2.80%	2,350,049	17.54	to	25.50	74,014,689	0.69%	40.06%	to	36.69%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%
2015	0.80%	to	1.40%	1,168,293	9.84	to	8.95	10,612,710	0.00%	5.75%	to	5.11%
2014	0.80%	to	1.40%	1,096,038	9.31	to	8.52	9,459,072	0.00%	4.94%	to	4.30%
2013	0.80%	to	1.40%	1,372,859	8.87	to	8.16	11,347,669	0.01%	34.90%	to	34.08%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%
2015	0.80%	to	1.40%	190,671	9.96	to	9.77	1,868,234	6.99%	-3.04%	to	-3.63%
2014	0.80%	to	1.40%	131,093	10.27	to	10.14	1,331,560	4.53%	2.02%	to	1.40%
2013	0.80%	to	1.40%	125,275	10.07	to	10.00	1,253,971	4.88%	-0.93%	to	-1.53%
Global Strategic Income Fund/VA - Service Shares (OVSBS)
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
2015	0.75%	to	2.45%	964,234	9.89	to	9.36	9,324,026	5.31%	-3.22%	to	-4.88%
2014	0.85%	to	2.75%	911,480	10.20	to	9.78	9,167,050	3.90%	1.62%	to	-0.33%
2013	0.85%	to	2.75%	963,727	10.04	to	9.81	9,601,690	4.50%	-1.21%	to	-3.11%
All Asset Portfolio - Advisor Class (PMVAAD)
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
2015	0.40%	to	2.75%	4,507,663	8.78	to	8.84	41,502,382	3.17%	-9.55%	to	-11.69%
2014	0.40%	to	2.60%	4,859,868	9.71	to	10.05	50,089,678	5.16%	0.05%	to	-2.16%
2013	0.65%	to	2.65%	4,567,870	10.61	to	10.26	47,681,453	5.16%	-0.54%	to	-2.54%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2017	0.40%	to	2.75%	1,504,589	$13.10	to	$10.65	$17,756,763	1.47%	10.29%	to	7.70%
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
2015	0.40%	to	2.75%	1,869,995	11.59	to	9.88	20,050,860	1.41%	-7.55%	to	-9.73%
2014	0.40%	to	2.75%	1,884,511	12.54	to	10.95	22,098,472	2.00%	-0.10%	to	-2.46%
2013	0.40%	to	2.55%	2,492,506	12.55	to	11.33	29,755,599	1.72%	-6.94%	to	-8.95%
Low Duration Portfolio - Advisor Class (PMVLAD)
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
2015	0.40%	to	2.95%	36,964,975	12.17	to	10.24	417,352,491	3.37%	-0.19%	to	-2.75%
2014	0.40%	to	3.05%	35,370,950	12.19	to	10.47	404,377,325	1.04%	0.35%	to	-2.32%
2013	0.40%	to	3.05%	33,423,782	12.15	to	10.72	384,925,917	1.35%	-0.63%	to	-3.28%
Total Return Portfolio - Advisor Class (PMVTRD)
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
2015	0.40%	to	2.85%	29,606,252	11.10	to	9.88	311,201,240	4.92%	-0.07%	to	-2.52%
2014	0.40%	to	2.85%	28,020,955	11.11	to	10.14	298,250,943	2.12%	3.75%	to	1.20%
2013	0.40%	to	2.80%	25,952,951	10.71	to	10.03	269,467,393	2.14%	-2.44%	to	-4.80%
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
2015	0.40%	to	0.60%	11,828	5.37	to	5.34	63,449	4.21%	-25.96%	to	-26.11%
2014	0.40%	to	0.60%	11,020	7.25	to	7.22	79,854	0.33%	-18.95%	to	-19.11%
2013			0.40%	2,094			8.94	18,722	0.00%			-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%
2015	0.40%	to	2.50%	529,314	9.05	to	8.55	4,624,115	5.22%	-2.76%	to	-4.81%
2014	0.40%	to	2.50%	525,844	9.30	to	8.98	4,790,708	5.27%	1.00%	to	-1.13%
2013			0.40%	807			9.21	7,433	2.35%			-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
2015	0.40%	to	0.60%	8,419	10.18	to	10.12	85,656	4.24%	-2.16%	to	-2.36%
2014	0.40%	to	0.60%	6,985	10.40	to	10.37	72,550	4.92%	2.82%	to	2.61%
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%
2016			0.40%	10,635			11.46	121,889	1.40%	6.06%
2015	0.40%	to	0.60%	12,103	10.81	to	10.75	130,620	3.29%	-0.11%	to	-0.31%
2014	0.40%	to	0.60%	10,527	10.82	to	10.78	113,773	1.56%	10.71%	to	10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
2015	0.40%	to	0.60%	15,317	8.90	to	8.85	136,240	5.77%	-3.19%	to	-3.38%
2014			0.40%	5,579			9.19	51,261	1.15%			2.58%
2013			0.40%	3,432			8.96	30,740	3.61%			-10.43%	****
Structured Small Cap Equity Fund - Service Shares (GVSSCS)
2017			0.40%	34,198			17.41	595,327	0.44%			10.78%
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
2015	0.40%	to	0.60%	9,328	12.83	to	12.76	119,599	0.04%	-2.88%	to	-3.08%
2014	0.40%	to	0.60%	1,553	13.21	to	13.17	20,519	0.62%	6.26%	to	6.05%
2013			0.40%	804			12.43	9,995	0.79%			24.31%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017	1.15%	to	2.85%	837,816	$12.67	to	$11.49	$10,318,290	0.32%	11.81%	to	9.90%
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
2015	0.40%	to	2.85%	742,713	10.17	to	10.31	8,004,019	0.09%	-6.19%	to	-8.50%
2014	0.40%	to	2.85%	571,852	10.84	to	11.27	6,651,026	0.04%	3.53%	to	0.98%
2013	0.40%	to	2.30%	406,175	10.47	to	11.27	4,622,209	0.09%	4.67%	to	10.96%	****
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2017			0.40%	1,343			9.62	12,919	0.69%			-2.71%
2016			0.40%	770			9.89	7,614	2.04%			0.34%
2015			0.40%	770			9.85	7,588	0.87%			-1.45%	****
VT Equity Income Fund: Class IB (PVEIB)
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****
VT Growth Opportunities Fund: Class IB (PVGOB)
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
VT International Equity Fund: Class IB (PVTIGB)
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
2015	1.15%	to	2.05%	11,987	18.56	to	16.53	211,545	1.27%	-1.01%	to	-1.91%
2014	1.15%	to	2.05%	14,651	18.75	to	16.85	262,993	0.95%	-7.85%	to	-8.69%
2013	1.15%	to	2.05%	17,177	20.35	to	18.46	336,690	1.50%	26.60%	to	25.45%
Small-Cap Portfolio - Investment Class (ROCSC)
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
2015	0.40%	to	0.60%	25,239	11.41	to	11.34	287,775	0.73%	-12.15%	to	-12.33%
2014	0.40%	to	0.60%	27,191	12.98	to	12.94	352,960	0.22%	2.83%	to	2.62%
2013	0.40%	to	0.60%	5,442	12.63	to	12.61	68,683	1.76%	26.27%	to	26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
2015	0.40%	to	2.55%	1,522,175	10.54	to	9.95	15,522,554	0.68%	1.44%	to	-0.75%
2014	0.40%	to	2.55%	1,396,728	10.39	to	10.02	14,238,125	0.00%	4.24%	to	1.99%
2013	0.40%	to	2.45%	333,972	9.97	to	9.83	3,301,465	0.00%	-0.31%	to	-1.69%	****
Health Sciences Portfolio - II (TRHS2)
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
2015	0.40%	to	2.85%	9,260,603	33.40	to	29.01	289,485,338	0.00%	12.02%	to	9.27%
2014	0.40%	to	2.85%	7,927,446	29.82	to	26.55	223,976,343	0.00%	30.70%	to	27.49%
2013	0.40%	to	2.80%	6,412,668	22.81	to	20.86	140,496,406	0.00%	49.91%	to	46.30%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%
2015	0.40%	to	2.80%	3,711,701	6.06	to	5.17	20,106,760	0.03%	-33.89%	to	-35.49%
2014	0.40%	to	2.75%	3,558,339	9.16	to	8.03	29,517,875	0.00%	-19.67%	to	-21.57%
2013	0.40%	to	2.55%	2,913,519	11.40	to	10.27	30,449,440	0.34%	14.03%	to	7.48%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
2015	0.80%	to	1.40%	391,393	17.34	to	17.42	7,975,891	6.65%	-13.78%	to	-14.30%
2014	0.80%	to	1.40%	435,528	20.11	to	20.33	10,362,989	5.18%	1.37%	to	0.75%
2013	0.80%	to	1.40%	489,626	19.84	to	20.17	11,575,326	2.39%	-9.90%	to	-10.44%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
2015	0.80%	to	1.40%	809,875	24.23	to	21.59	17,743,844	0.57%	-14.68%	to	-15.20%
2014	0.80%	to	1.40%	937,328	28.40	to	25.45	24,198,355	0.53%	-1.21%	to	-1.81%
2013	0.80%	to	1.40%	1,077,764	28.74	to	25.92	28,316,991	1.62%	11.12%	to	10.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.75%	to	2.45%	822,612	$7.91	to	$7.17	$17,814,098	0.00%	-2.43%	to	-4.10%
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
2015	0.75%	to	2.75%	1,147,129	5.69	to	5.28	17,634,850	0.03%	-33.95%	to	-35.28%
2014	0.75%	to	2.75%	1,659,729	8.61	to	8.15	34,873,233	0.10%	-19.71%	to	-21.33%
2013	0.75%	to	2.80%	2,044,581	10.72	to	10.35	52,324,603	0.75%	9.70%	to	7.44%
Diversified Stock Fund Class A Shares (VYDS)
2017	1.15%	to	1.35%	7,477	26.13	to	25.38	191,617	0.68%	25.01%	to	24.75%
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
2015	1.15%	to	1.35%	18,880	20.35	to	19.85	378,872	0.57%	-4.23%	to	-4.42%
2014	1.15%	to	1.55%	23,756	21.25	to	20.29	497,599	0.89%	8.93%	to	8.49%
2013	1.15%	to	1.55%	25,251	19.51	to	18.70	486,302	0.63%	32.39%	to	31.85%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
2015	0.40%	to	0.60%	898,769	11.09	to	11.04	9,959,012	0.00%	-1.10%	to	-1.30%
2014	0.40%	to	0.60%	637,519	11.21	to	11.18	7,144,816	1.73%	3.49%	to	3.28%
2013	0.40%	to	0.60%	165,259			10.83	1,790,170	0.00%			8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
2015	0.40%	to	0.60%	219,006	10.81	to	10.76	2,365,851	0.00%	-0.92%	to	-1.12%
2014	0.40%	to	0.60%	110,570	10.91	to	10.88	1,205,387	0.77%	2.65%	to	2.44%
2013	0.40%	to	0.60%	75,534	10.63	to	10.62	802,504	0.00%	6.27%	to	6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
2015	0.40%	to	0.60%	581,842	11.02	to	10.97	6,406,819	0.00%	-0.82%	to	-1.02%
2014	0.40%	to	0.60%	449,506	11.11	to	11.08	4,992,354	0.81%	3.34%	to	3.13%
2013	0.40%	to	0.60%	222,311	10.75	to	10.74	2,389,889	0.00%	7.53%	to	7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
2015	0.40%	to	2.85%	16,605,015	15.21	to	12.88	231,807,691	0.36%	-8.71%	to	-10.96%
2014	0.40%	to	2.85%	16,864,654	16.66	to	14.47	261,526,326	0.47%	-5.64%	to	-7.97%
2013	0.40%	to	2.80%	13,405,643	17.66	to	15.76	223,555,413	1.21%	24.63%	to	21.63%
Variable Insurance Portfolios - High Income (WRHIP)
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
2015	0.40%	to	2.85%	7,441,642	9.82	to	10.33	80,299,007	6.52%	-6.88%	to	-9.17%
2014	0.40%	to	2.80%	7,890,294	10.55	to	11.39	92,712,517	5.10%	1.50%	to	-0.95%
2013	0.60%	to	2.80%	7,007,963	10.38	to	11.50	82,246,215	4.30%	3.77%	to	7.41%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
2015	0.40%	to	2.85%	5,000,233	13.22	to	12.06	63,141,063	0.00%	-6.16%	to	-8.47%
2014	0.40%	to	2.85%	4,185,462	14.08	to	13.18	57,044,940	0.00%	7.44%	to	4.80%
2013	0.40%	to	2.65%	2,767,879	13.11	to	12.62	35,566,853	0.00%	29.42%	to	26.50%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2017			0.60%	584			15.12	8,833	0.50%			19.12%
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	4.18%
2015	0.40%	to	0.60%	3,648	12.25	to	12.19	44,650	2.76%	-0.06%	to	-0.26%
2014	0.40%	to	0.60%	3,358	12.26	to	12.22	41,162	0.12%	4.44%	to	4.23%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
2015	0.40%	to	0.60%	248,999	13.67	to	13.51	3,404,241	1.15%	0.05%	to	-0.15%
2014	0.40%	to	0.60%	234,969	13.67	to	13.53	3,211,436	1.09%	2.98%	to	2.77%
2013	0.40%	to	0.60%	216,208	13.27	to	13.16	2,869,630	1.53%	14.29%	to	14.06%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2017	0.40%	to	0.60%	1,572,218	$17.71	to	$17.42	$27,829,778	0.77%	14.24%	to	14.01%
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
2015	0.40%	to	0.60%	2,066,616	15.02	to	14.83	31,022,321	1.68%	-0.08%	to	-0.28%
2014	0.40%	to	0.60%	2,132,566	15.03	to	14.87	32,040,936	1.03%	3.82%	to	3.61%
2013	0.40%	to	0.60%	2,057,057	14.48	to	14.36	29,770,493	1.12%	20.35%	to	20.11%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%
2015	0.40%	to	0.60%	3,272,222	15.63	to	15.44	51,134,710	2.26%	-0.34%	to	-0.54%
2014	0.40%	to	0.60%	3,277,315	15.68	to	15.52	51,389,608	1.04%	4.20%	to	3.99%
2013	0.40%	to	0.60%	3,153,289	15.05	to	14.93	47,456,503	1.25%	23.32%	to	23.07%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
2015	0.40%	to	0.60%	521,289	14.39	to	14.22	7,500,314	1.49%	-0.07%	to	-0.27%
2014	0.40%	to	0.60%	526,562	14.40	to	14.25	7,582,097	0.98%	3.46%	to	3.26%
2013	0.40%	to	0.60%	540,241	13.92	to	13.80	7,518,782	1.36%	17.24%	to	17.00%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2013			1.30%	74			68.31	5,055	0.01%			41.93%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%
2015	0.40%	to	2.85%	3,360,935	24.01	to	19.19	73,872,903	0.00%	-3.27%	to	-5.65%
2014	0.40%	to	2.75%	2,922,620	24.82	to	20.55	67,222,496	0.00%	-2.27%	to	-4.58%
2013	0.40%	to	2.70%	2,411,352	25.40	to	21.64	57,488,287	0.00%	49.63%	to	46.18%
Advantage VT Omega Growth Fund - Class 2 (WFVOG2)
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
2015	1.15%	to	1.75%	1,680	19.95	to	19.30	33,009	0.00%	0.18%	to	-0.43%
2014	1.15%	to	1.75%	2,235	19.91	to	19.38	43,856	0.00%	2.67%	to	2.05%
2013	1.15%	to	1.75%	2,784	19.39	to	18.99	53,355	0.13%	38.27%	to	37.43%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.80%	to	1.40%	1,979,986	30.83	to	28.90	57,749,512	1.38%	26.32%	to	25.56%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75%	to	2.65%	4,545,894	13.11	to	17.24	87,818,648	1.15%	26.05%	to	23.64%
VA International Equity Fund (obsolete) (HVIE)
2014	0.40%	to	2.65%	1,319,092	11.76	to	10.69	14,796,809	2.13%	-7.06%	to	-9.16%
2013	0.40%	to	2.65%	1,179,976	12.65	to	11.77	14,418,065	1.70%	22.41%	to	19.65%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80%	to	2.65%	1,142,861	11.79	to	15.15	19,109,102	1.93%	-1.76%	to	-3.60%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	1.05%	to	2.10%	77,968	20.58	to	19.56	1,664,605	1.84%	13.81%	to	12.61%
2015	1.05%	to	2.45%	104,940	18.08	to	16.60	1,965,355	1.87%	-8.50%	to	-9.79%
2014	1.05%	to	2.45%	120,962	19.76	to	18.40	2,483,981	1.36%	9.57%	to	8.02%
2013	1.05%	to	2.30%	149,244	18.03	to	17.32	2,814,117	1.76%	34.25%	to	32.56%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80%	to	2.95%	3,996,862	13.70	to	15.49	70,947,400	2.40%	22.00%	to	19.35%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65%	to	2.65%	7,038,230	16.04	to	16.40	127,456,544	4.76%	0.98%	to	-1.06%
Advantage VT Small Cap Value Fund - Class 2 (obsolete) (WFVSMV)
2014			1.10%	631			11.53	7,278	0.35%			3.31%
2013			1.10%	684			11.17	7,637	0.72%			13.49%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advantage VT Total Return Bond Fund - Class 2 (obsolete) (WFVTRB)
2015	1.15%	to	1.25%	21,348	$14.46	to	$14.30	$305,653	1.28%	-1.02%	to	-1.12%
2014	1.15%	to	1.25%	21,348	14.61	to	14.46	309,073	1.36%	4.37%	to	4.27%
2013	1.15%	to	1.25%	21,348	14.00	to	13.87	296,394	1.25%	-3.55%	to	-3.65%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.95%	to	2.20%	55,063	20.48	to	19.13	1,160,971	1.25%	-7.00%	to	-8.18%
2014	0.95%	to	2.25%	96,479	22.03	to	20.71	2,194,180	0.80%	8.68%	to	7.25%
2013	0.95%	to	2.30%	100,705	20.27	to	19.21	2,129,944	0.84%	42.36%	to	40.42%
Franklin High Income Securities Fund: Class 2 (obsolete) (FTVHI2)
2016	0.40%	to	0.60%	19,397	10.74	to	10.66	207,191	6.75%	16.48%	to	16.25%
2015	0.40%	to	0.60%	16,935	9.22	to	9.17	155,574	2.28%	-9.49%	to	-9.67%
2014	0.40%	to	0.60%	57,693	10.19	to	10.15	587,183	3.84%	-0.42%	to	-0.62%
2013	0.40%	to	0.60%	9,757	10.23	to	10.22	99,686	0.00%	2.29%	to	2.15%	****
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	0.95%	to	2.55%	315,243	21.12	to	21.19	7,570,883	0.28%	10.06%	to	8.28%
2013	0.95%	to	2.55%	379,071	19.19	to	19.57	8,313,066	0.41%	28.82%	to	26.74%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.80%	to	1.40%	1,207,106	14.59	to	13.92	16,905,415	5.42%	0.37%	to	-0.24%
2013	0.80%	to	1.40%	1,373,290	14.53	to	13.96	19,261,214	5.26%	5.12%	to	4.48%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75%	to	2.75%	5,499,724	14.54	to	14.30	87,655,891	6.26%	6.14%	to	4.00%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80%	to	1.40%	656,098	26.65	to	24.83	16,463,567	1.06%	-0.05%	to	-0.66%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75%	to	2.80%	2,953,153	7.07	to	17.17	56,177,769	0.97%	-0.31%	to	-2.37%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80%	to	1.40%	1,095,402	23.66	to	22.04	24,342,382	0.52%	16.87%	to	16.16%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	0.80%	to	1.40%	1,359,984	18.26	to	16.91	23,251,418	1.30%	-8.83%	to	-9.38%
2013	0.80%	to	1.40%	1,465,832	20.03	to	18.66	27,631,594	1.37%	29.41%	to	28.63%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.40%	to	2.85%	5,519,852	9.51	to	12.69	79,903,490	1.16%	-8.68%	to	-10.92%
2013	0.40%	to	2.80%	5,200,723	10.41	to	14.32	83,385,210	1.27%	29.63%	to	26.51%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80%	to	1.40%	3,088,532	11.63	to	11.23	34,837,398	1.22%	20.37%	to	19.64%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80%	to	1.40%	284,346	19.20	to	17.99	5,155,407	2.21%	20.45%	to	19.72%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40%	to	2.80%	5,533,991	8.79	to	10.76	66,931,305	2.32%	20.61%	to	17.71%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.40%	to	1.40%	1,160,643	13.76	to	27.09	34,653,285	0.34%	4.25%	to	3.20%
2014	0.40%	to	1.40%	1,270,746	13.20	to	26.25	36,871,450	0.35%	10.88%	to	9.77%
2013	0.40%	to	1.40%	1,371,740	11.90	to	23.92	36,296,848	0.66%	19.02%	to	27.92%	****
American Century NVIT Growth Fund -Class II (obsolete) (CAF2)
2015	0.40%	to	2.75%	4,058,798	15.34	to	13.72	58,924,357	0.51%	3.95%	to	1.49%
2014	0.40%	to	2.75%	3,719,227	14.76	to	13.52	52,518,246	0.49%	10.60%	to	7.99%
2013	0.40%	to	2.65%	2,980,072	13.34	to	12.55	38,538,816	1.01%	28.89%	to	25.98%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.80%	to	2.50%	186,362	13.29	to	17.89	3,694,111	0.00%	2.64%	to	0.88%
2013	0.80%	to	2.80%	223,324	12.95	to	15.83	4,331,082	0.00%	44.67%	to	41.75%

2017	Reserves for annuity contracts in payout phase:								$10,580,370
2017	Contract Owners’ Equity:								$54,201,450,452
2016	Reserves for annuity contracts in payout phase:								$9,930,422
2016	Contract Owners’ Equity:								$48,380,816,200
2015	Reserves for annuity contracts in payout phase:								$9,994,873
2015	Contract Owners’ Equity:								$45,303,722,763
2014	Reserves for annuity contracts in payout phase:								$9,682,634
2014	Contract Owners’ Equity:								$45,160,288,424
2013	Reserves for annuity contracts in payout phase:								$10,085,658
2013	Contract Owners’ Equity:								$41,548,378,750

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.